================================================================================


                               File Nos. 2-24256
                                   811-1343

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4
                        ------------------------------

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 80

                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                       ------------------------------

              HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
              ---------------------------------------------------
                          (Exact Name of Registrant)

                      Horace Mann Life Insurance Company
                      ----------------------------------
                              (Name of Depositor)

              One Horace Mann Plaza, Springfield, Illinois 62715
              --------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

                                (217) 789-2500
                                 ------------
                        (Depositor's Telephone Number)

                                Ann M. Caparros
                             One Horace Mann Plaza
                           Springfield, Illinois 62715
                         ----------------------------
                    (Name and Address of Agent for Service)
                         Copies of Communications to:

                               Cathy G. O'Kelly
                     Vedder, Price, Kaufman & Kammholz, P.C.
                           222 North LaSalle Street
                         Chicago, Illinois  60601-1003
                         -----------------------------

It is proposed that this filing will become effective:

  [_] Immediately upon filing pursuant to paragraph (b) of Rule 485

  [X] On May 2, 2005 pursuant to paragraph (b) of Rule 485

  [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

  [_] On (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

  [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                   SUPPLEMENT TO PROSPECTUS DATED MAY 2, 2005

               HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
                  FOR CONTRACTS ISSUED ON FORMS 66-3A AND 66-4A

The variable annuity Contracts issued by Horace Mann Life Insurance Company on Forms 66-3A and 66-4A are no longer offered or sold by Horace Mann Life Insurance Company. These earlier Contracts remain in effect but differ from the Contracts described in the Prospectus in the following material respects. Please refer to the Contracts on Forms 66-3A and 66-4A for a complete description of their provisions.

1. In lieu of the Surrender Charge, 6% of each Purchase Payment (gross stipulated payment) plus $.50, without any yearly limitation, is deducted for sales and administrative expenses and death benefit charges. It is estimated that of the 6% deduction, 4% is for sales expenses and 2% for the death benefit risk. The additional $.50 deduction is for administrative expenses. All Purchase Payments, net of applicable deductions, including premium taxes if applicable, are invested by the Account in shares of Wilshire VIT Equity Fund - Horace Mann Shares. There is no annual maintenance fee or transfer charge.

2. In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee is deducted from all distributions paid by the Wilshire VIT Equity Fund - Horace Mann Shares to the Account or, if the fee is accrued and unpaid, from the value of a Participant's individual account upon withdrawal or transfer from the Account. This fee is computed weekly at the rate of .0075% of the net assets of the Account (not to exceed .39% on an annual basis). It is estimated that .31% is for mortality risk and .08% is for expense risk.

3. The "present value factor" used in calculating the actuarial liability of the Variable Retirement Annuity Account is computed using the Progressive Annuity Mortality Table with interest at 4%.

4. With respect to the group Contract issued on Form 66-4A, if the Annuitant is no longer in the class of eligible Participants or elects not to continue to participate in the group Contract, the Annuitant may elect, within 31 days after the date of termination, to purchase from Horace Mann Life Insurance Company its individual annuity Contract most nearly similar in benefits and provisions to the group Contract. The individual annuity Contract will be issued at the then attained age of the Annuitant and at the same annual Purchase Payment as the group Contract Certificate, unless otherwise agreed to by Horace Mann Life Insurance Company.

FORM 66-3A AND 66-4A CONTRACTS

Contract Owner Transaction Expenses,(1) as a percentage of Purchase Payments:

Sales Expense Charge                                                       4.00%
Death Benefit Risk Charge                                                  2.00%
Administration Expense Charge          $.50 per payment plus $10.00 issuance fee

Separate Account Annual M&E Fee, as a percentage of average account value:
Mortality Risk                                                             0.31%
Expense Risk                                                               0.08%
Total Separate Account Annual M&E Fee                                      0.39%

Annual Operating Expenses of Wilshire VIT Equity Fund - Horace Mann Shares,(2) as a percentage of average net assets for the December 31, 2004 fiscal year:

Management Fees                                                            0.44%
12b-1 Fee                                                                  0.06%
Other Expenses                                                             0.41%
Total Wilshire VIT Equity Fund - Horace Mann Shares Operating Expenses     0.91%

EXAMPLE(3)

If you surrender your Flexible Premium Contract at the end of the applicable time period:

          YOU WOULD PAY THE FOLLOWING EXPENSES ON A $10,000 INVESTMENT;
                      ASSUMING 5% ANNUAL RETURN ON ASSETS:

      1 YR                3 YRS                5 YRS                 10 YRS
      $132                $410                 $710                  $1,562

(1) Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(2) The Operating Expenses of the Wilshire VIT Equity Fund - Horace Mann Shares are borne indirectly by Contract Owners. The Other Expenses for the Wilshire VIT Equity Fund - Horace Mann Shares are shown based on actual amounts for the fiscal year ended December 31, 2004. The subadvisers seek the best price and execution on each transaction and negotiate commission rates solely on the execution requirements of each trade. Occasionally they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Wilshire VIT Equity Fund - Horace Mann Shares part of the commissions paid (Commission Credits). The Fund's adviser, Wilshire Associates Incorporated, waived a portion of its advisory fee during 2004.

(3) The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 2004 calendar year. Actual expenses may be greater or less than those shown.

THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE WILSHIRE VIT EQUITY FUND - HORACE MANN SHARES.

The date of this Supplement is May 2, 2005

                   SUPPLEMENT TO PROSPECTUS DATED MAY 2, 2005

               HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
                       FOR CONTRACTS ISSUED ON FORM 66-2A

The variable annuity Contract issued by Horace Mann Life Insurance Company on Form 66-2A is no longer offered or sold by Horace Mann Life Insurance Company. This earlier Contract remains in effect but differs from the Contracts described in the Prospectus in the following material respects. Please refer to the Contract on Form 66-2A for a complete description of its provisions.

1. In lieu of the Surrender Charge, 6% of each Purchase Payment (gross stipulated payment) plus $.50, without any yearly limitation, is deducted for sales and administrative expenses and death benefit charges.

It is estimated that of the 6% deduction, 4% is for sales expenses and 2% for the death benefit risk. The additional $.50 deduction is for administrative expenses.

All Purchase Payments, net of applicable deductions including premium taxes if applicable, are invested by the Account in shares of Wilshire VIT Equity Fund - Horace Mann Shares. There is no annual maintenance fee or transfer charge.

2. In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee is deducted from distributions paid by the Equity Fund to the Account or, if the fee is accrued and unpaid, from the value of a Contract Owner's individual account upon withdrawal or transfer from the Account. This fee is computed weekly at the rate of .0075% of the net assets of the Account (not to exceed .39% on an annual basis). It is estimated that .31% is for mortality risk and .08% is for expense risk.

FORM 66-2A CONTRACTS

Contract Owner Transaction Expenses,(1) as a percentage of Purchase Payments:

Sales Expense Charge                                                       4.00%
Death Benefit Risk Charge                                                  2.00%
Administration Expense Charge          $.50 per payment plus $10.00 issuance fee

Separate Account Annual M&E Fee, as a percentage of average account value:
Mortality Risk                                                             0.31%
Expense Risk                                                               0.08%
Total Separate Account Annual M&E Fee                                      0.39%

Annual Operating Expenses of Wilshire VIT Equity Fund - Horace Mann Shares,(2) as a percentage of average net assets for the December 31, 2004 fiscal year:

Management Fees                                                            0.44%
12b-1 Fee                                                                  0.06%
Other Expenses                                                             0.41%
Total Wilshire VIT Equity Fund - Horace Mann                               0.91%
Shares Operating Expenses

EXAMPLE(3)

If you surrender your Flexible Premium Contract at the end of the applicable time period:

          YOU WOULD PAY THE FOLLOWING EXPENSES ON A $10,000 INVESTMENT;
                      ASSUMING 5% ANNUAL RETURN ON ASSETS:

      1 YR                3 YRS                5 YRS                 10 YRS
      $132                $410                 $710                  $1,562

(1) Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(2) The Operating Expenses of the Wilshire VIT Equity Fund - Horace Mann Shares are borne indirectly by Contract Owners. The Other Expenses for the Wilshire VIT Equity Fund - Horace Mann Shares are shown based on actual amounts for the fiscal year ended December 31, 2004. The subadvisers seek the best price and execution on each transaction and negotiate commission rates solely on the execution requirements of each trade. Occasionally they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Wilshire VIT Equity Fund - Horace Mann Shares part of the commissions paid (Commission Credits). The Fund's adviser, Wilshire Associates Incorporated, waived a portion of its advisory fee during 2004.

(3) The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 2004 calendar year. Actual expenses may be greater or less than those shown.

THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE WILSHIRE VIT EQUITY FUND - HORACE MANN SHARES.

The date of this Supplement is May 2, 2005.

                   SUPPLEMENT TO PROSPECTUS DATED MAY 2, 2005

               HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
                       FOR CONTRACTS ISSUED ON FORM 527-GC

The group variable annuity Contract issued by Horace Mann Life Insurance Company on Form 527-GC is no longer offered or sold by Horace Mann Life Insurance Company. This earlier Contract remains in effect but differs from the Contracts described in the Prospectus in the following material respects. Please refer to the Contract on Form 527-GC for a complete description of its provisions.

1. The Contract may be terminated or discontinued by the Group Contract Owner upon written notice to Horace Mann Life Insurance Company. The written notice must specify the date for termination which may not be earlier than 30 days following the date such notice is received by Horace Mann Life Insurance Company. The Contract may be discontinued by Horace Mann Life Insurance Company upon 90 days' written notice to the Group Contract Owner.

2. If the Contract is terminated or the Annuitant ceases to be in the class of eligible Annuitants, the Annuitant may elect within 90 days thereafter to purchase from Horace Mann Life Insurance Company the individual annuity Contract most similar in benefits and provisions to those of the Annuitant's Certificate.

3. At the end of each fiscal year, Horace Mann Life Insurance Company may, in its discretion, determine an experience credit to be equitably applied based on the mortality experience and administration costs of the Contract.

4. The Contract's minimum Purchase Payment is $10. Minimum annual Purchase Payments that may be allocated to the Account are $200. In lieu of the Surrender Charge, 5% of each Purchase Payment plus $.50 is deducted for sales and administrative expenses and death benefit charges. The $.50 charge may not exceed $6.00 in any Contract Year. If Purchase Payments are allocated to both the Fixed Accumulation Account and the Separate Account, the per payment fee is $.75, not to exceed $9.00 in any Contract Year. It is estimated that of the 5% deduction, 3.2% is for sales expenses, 0.2% is for the death benefit risk and 1.6% is for administrative expenses. Premium taxes payable, if applicable, are deducted from each payment. All Purchase Payments net of applicable deductions, are invested by the Account in shares of the Wilshire VIT Equity Fund - Horace Mann Shares. There is no annual maintenance charge or transfer charge.

5. In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee for mortality and expense risk, computed weekly at the rate of .005575% of the net assets of the Account (not to exceed .29% on an annual basis), will be deducted from dividends and other distributions paid by the Wilshire VIT Equity Fund - Horace Mann Shares to the Account or to the extent such distributions are accrued and unpaid, from the value of a Participant's account upon withdrawal or transfer of the Participant's interest out of the Account. It is estimated that .24% is for mortality risk and .05% is for expense risk.

6. The "present value factor" used in calculating the actuarial liability of the Variable Retirement Annuity Account is computed using the Progressive Annuity Mortality Table with interest at 3.5%. Consequently, the interest rate used to compute the value of a Variable Retirement Annuity Unit is 3.79% (of which .29% represents the charge for mortality and expense risks).

FORM 527-GC CONTRACTS

Contract Owner Transaction Expenses,(1) as a percentage of Purchase Payments:

Sales Expense Charge                                                       3.20%
Death Benefit Risk Charge                                                  0.20%
Administration Expense Charge                    1.60% and $.50 per payment plus
                                                             $20.00 issuance fee

Separate Account Annual M&E Fee, as a percentage of average account value:
Mortality Risk                                                             0.24%
Expense Risk                                                               0.05%
Total Separate Account Annual M&E Fee                                      0.29%

Annual Operating Expenses of Wilshire VIT Equity Fund - Horace Mann Shares,(2) as a percentage of average net assets for the December 31, 2004 fiscal year:

Management Fees                                                            0.44%
12b-1 Fee                                                                  0.06%
Other Expenses                                                             0.41%
Total Wilshire VIT Equity Fund - Horace Mann Shares Operating Expenses     0.91%

EXAMPLE(3)

If you surrender your Flexible Premium Contract at the end of the applicable time period:

          YOU WOULD PAY THE FOLLOWING EXPENSES ON A $10,000 INVESTMENT;
                      ASSUMING 5% ANNUAL RETURN ON ASSETS:

      1 YR                3 YRS                5 YRS                 10 YRS

      $122                $379                 $657                  $1,449


(1) Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(2) The Operating Expenses of the Wilshire VIT Equity Fund - Horace Mann Shares are borne indirectly by Contract Owners. The Other Expenses for the Wilshire VIT Equity Fund - Horace Mann Shares are shown based on actual amounts for the fiscal year ended December 31, 2003. The subadvisers seek the best price and execution on each transaction and negotiate commission rates solely on the execution requirements of each trade. Occasionally they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Wilshire VIT Equity Fund - Horace Mann Shares part of the commissions paid (Commission Credits). The Fund's adviser, Wilshire Associates Incorporated, waived a portion of its advisory fee during 2004.

(3) The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 2004 calendar year. Actual expenses may be greater or less than those shown.

THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE Wilshire VIT Equity Fund - Horace Mann Shares FUND.

The date of this Supplement is May 2, 2005.

                   SUPPLEMENT TO PROSPECTUS DATED MAY 2, 2005
               HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
                        FOR CONTRACTS ISSUED ON FORM 529

The individual variable annuity Contract issued by Horace Mann Life Insurance Company on Form 529 is no longer offered or sold by Horace Mann Life Insurance Company. These earlier Contracts remain in effect but differ from the Contracts described in the Prospectus in the following material respects. Please refer to the Contract on Form 529 for a complete description of its provisions.

1. The Contract's minimum Purchase Payment (gross stipulated payment) is $10. Minimum annual Purchase Payments that may be allocated to the Account are $200. In lieu of the Surrender Charge, 5% of each Purchase Payment plus $.50 is deducted for sales and administrative expenses and death benefit charges. The $.50 charge may not exceed $6.00 in any Contract Year. If Purchase Payments are allocated to both the Fixed Accumulation Account and the Separate Account, the per payment fee is $.75, not to exceed $9.00 per Contract Year. It is estimated that of the 5% deduction, 3.2% is for sales expenses, 0.2% is for the death benefit risk and 1.6% is for administrative expenses. Premium taxes payable, if applicable, are deducted from each Purchase Payment. All Purchase Payments, net of applicable deductions, are invested by the Account in shares of the Wilshire VIT Equity Fund - Horace Mann Shares. There is no annual maintenance charge or transfer charge.

2. In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee for mortality and expense risk, computed weekly at the rate of .005575% of the net assets of the Account (not to exceed .29% on an annual basis), will be deducted from dividends and other distributions paid by the Wilshire VIT Equity Fund - Horace Mann Shares to the Account, or to the extent such distributions are accrued and unpaid, from the value of a Contract Owner's account upon withdrawal or transfer of the Contract Owner's interest out of the Account. It is estimated that .24% of such charge is for mortality risk and .05% is for expense risk.

3. The "present value factor" used in calculating the actuarial liability of the Variable Retirement Annuity Account is computed using the Progressive Annuity Mortality Table with interest at 3.5%. Consequently, the interest rate used to compute the value of a Variable Retirement Annuity Unit is 3.79% (of which .29% represents the charge for mortality and expense risks).

FORM 529 CONTRACTS

Contract Owner Transaction Expenses,(1) as a percentage of Purchase Payments:

Sales Expense Charge                                                       3.20%
Death Benefit Risk Charge                                                  0.20%
Administration Expense Charge                    1.60% and $.50 per payment plus
                                                             $20.00 issuance fee

Separate Account Annual M&E Fee, as a percentage of average account value:
Mortality Risk                                                             0.24%
Expense Risk                                                               0.05%
Total Separate Account Annual M&E Fee                                      0.29%

Annual Operating Expenses of Wilshire VIT Equity Fund - Horace Mann Shares,(2) as a percentage of average net assets for the December 31, 2004 fiscal year:

Management Fees                                                            0.44%
12b-1 Fee                                                                  0.06%
Other Expenses                                                             0.41%
Total Wilshire VIT Equity Fund - Horace Mann Shares Operating Expenses     0.91%

EXAMPLE(3)

If you surrender your Flexible Premium Contract at the end of the applicable time period:

          YOU WOULD PAY THE FOLLOWING EXPENSES ON A $10,000 INVESTMENT;
                      ASSUMING 5% ANNUAL RETURN ON ASSETS:

      1 YR                3 YRS                5 YRS                 10 YRS
      $122                $379                 $657                  $1,449

(1) Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(2) The Operating Expenses of the Wilshire VIT Equity Fund - Horace Mann Shares are borne indirectly by Contract Owners. The Other Expenses for the Wilshire VIT Equity Fund - Horace Mann Shares are shown based on actual amounts for the fiscal year ended December 31, 2004. The subadvisers seek the best price and execution on each transaction and negotiate commission rates solely on the execution requirements of each trade. Occasionally they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Wilshire VIT Equity Fund - Horace Mann Shares part of the commissions paid (Commission Credits). The Fund's adviser, Wilshire Associates Incorporated, waived a portion of its advisory fee during 2004.

(3) The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 2004 calendar year. Actual expenses may be greater or less than those shown.

 THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE WILSHIRE VIT EQUITY FUND - HORACE MANN SHARES.

 The date of this Supplement is May 2, 2005.

PROSPECTUS

QUALIFIED VARIABLE DEFERRED ANNUITY CONTRACT

VARIABLE SOLUTIONS

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

MAY 2, 2005

QUALIFIED VARIABLE DEFERRED ANNUITY CONTRACT ISSUED BY HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
FLEXIBLE PREMIUM CONTRACT FOR INDIVIDUALS

     This prospectus offers a Variable, qualified annuity Contract to individuals. The Contract is issued by Horace Mann Life Insurance Company ("HMLIC") as a flexible premium Contract. It is issued in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended ("IRC"). Amounts transferred to the HMLIC Separate Account as directed by a Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as Variable investment options). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:

Large Company Stock Funds
     Large Blend
         JPMorgan U.S. Large Cap Core Equity Portfolio
         Fidelity VIP Growth & Income Portfolio SC 2
         Wilshire 5000 Index Portfolio
         Fidelity VIP Index 500 Portfolio SC 2
     Large Growth
         Fidelity VIP Growth Portfolio SC 2

         AllianceBernstein Large Cap Growth Portfolio

         Wilshire Large Company Growth Portfolio
     Large Value
         Wilshire VIT Equity Fund -- Horace Mann Shares
         Wilshire VIT Socially Responsible Fund -- Horace Mann Shares
         Davis Value Portfolio
         Wilshire Large Company Value Portfolio
Mid-Size Company Stock Funds
     Mid Blend
         Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares Fidelity VIP Mid Cap Portfolio SC 2
         Rainier Small/Mid Cap Equity Portfolio
     Mid Growth
         Delaware VIP Growth Opportunities Series
         Lord Abbett Insurance Series Growth/Opportunities
         Putnam VT Vista Fund (IB Shares)

         Wells Fargo Advantage Discovery Fund

     Mid Value
         Ariel Appreciation Fund

         Wells Fargo Advantage Opportunity Fund

Small Company Stock Funds
     Small Blend
         Goldman Sachs VIT Core Small Cap Equity Fund
         T. Rowe Price Small-Cap Stock Fund -- Advisor Class
         Neuberger Berman Genesis Fund -- Advisor Class
     Small Growth
         Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares
         Credit Suisse Small Cap Growth Portfolio
         Delaware VIP Trend Series
         Wilshire Small Company Growth Portfolio
     Small Value
         Ariel Fund
         Royce Capital Fund Small-Cap Portfolio
         T. Rowe Price Small-Cap Value Fund -- Advisor Class
         Wilshire Small Company Value Portfolio
International Stock Funds
         Wilshire VIT International Equity Fund -- Horace Mann Shares Fidelity VIP Overseas Portfolio SC 2
Balanced Fund
         Wilshire VIT Balanced Fund -- Horace Mann Shares
Bond Funds
         Wilshire VIT Income Fund -- Horace Mann Shares
         Wilshire VIT Short-Term Investment Fund -- Horace Mann Shares Fidelity VIP High Income Portfolio SC 2
         Fidelity VIP Investment Grade Bond Portfolio SC 2


     This prospectus sets forth the information an investor should know before investing and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 2, 2005. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by telephoning (217) 789-2500 or
(800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears on page 28 of this prospectus.


     The Securities and Exchange Commission maintains a website
(http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

             THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF OR GUARANTEED BY ANY
 BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
                           PRINCIPAL AMOUNT INVESTED.

                   The date of this prospectus is May 2, 2005.

TABLE OF CONTENTS


                                                                                                        PAGE
                                                                                                        ----
DEFINITIONS                                                                                               3
SUMMARY                                                                                                   4
TABLE OF ANNUAL OPERATING EXPENSES                                                                        6
CONDENSED FINANCIAL INFORMATION                                                                           7
HORACE MANN LIFE INSURANCE COMPANY, THE SEPARATE ACCOUNT AND THE UNDERLYING FUNDS                        12
     Horace Mann Life Insurance Company                                                                  12
     The Separate Account                                                                                12
     The Underlying Funds                                                                                12
THE CONTRACT                                                                                             17
     Contract Owners' Rights                                                                             17
     Purchasing the Contract                                                                             17
     Premium Payments                                                                                    18
          Amount and Frequency of Premium Payments                                                       18
          Allocation of Premium Payments                                                                 18
          Accumulation Units and Accumulation Unit Value                                                 18
     Transactions                                                                                        19
          Transfers                                                                                      19
          Dollar Cost Averaging                                                                          19
          Rebalancing                                                                                    19
          Changes to Premium Allocations                                                                 20
          Market Timing                                                                                  20
          Surrender or Withdrawal Before Commencement of Annuity Period                                  21
          Deferment                                                                                      21
          Confirmations                                                                                  21
     Deductions and Expenses                                                                             22
          Annual Maintenance Fee                                                                         22
          Mortality and Expense Risk Fee                                                                 22
          Withdrawal Charges                                                                             22
          Operating Expenses of the Underlying Funds                                                     22
          Premium Taxes                                                                                  22
     Death Benefit Proceeds                                                                              22
     Annuity Payments                                                                                    22
     Annuity Payment Options                                                                             23
     Amount of Fixed and Variable Annuity Payments                                                       23
     Misstatement of Age or Sex                                                                          24
     Modification of the Contract                                                                        24
TAX CONSEQUENCES                                                                                         25
     Other Considerations                                                                                25
     Separate Account                                                                                    25
     Contract Owners                                                                                     25
          Contribution Limitations and General Requirements Applicable to Qualified Contracts            25
     Taxation of Contract Benefits                                                                       26
     Additional Taxes                                                                                    27
VOTING RIGHTS                                                                                            27
OTHER INFORMATION                                                                                        28
ADDITIONAL INFORMATION                                                                                   28


     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACT OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

DEFINITIONS

     ACCUMULATION UNIT: A unit of measurement used to determine the value of a Contract Owner's interest in a Subaccount before Annuity Payments begin.

     ACCUMULATION UNIT VALUE: The value of an Accumulation Unit on any Valuation Date.

     ANNUITANT: The natural person whose life determines the Annuity Payments made under this contract.

     ANNUITY DATE: The date Annuity Payments begin. The individual Contract offered by this prospectus describes the criteria for determining Annuity Dates.

     In addition, Qualified Plans often place certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Plans (except Roth
IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. See "Tax Consequences -- Taxation of Contract Benefits."

     ANNUITY PAYMENTS: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be equal in amount throughout the annuity period. A fixed annuity does not participate in the investment experience of any Subaccount. A Variable annuity provides a series of payments that vary in amount.

     ANNUITY PERIOD: The period during which Annuity Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

     ANNUITY UNIT: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

     ANNUITY UNIT VALUE: The value of an Annuity Unit on any Valuation Date.

     CONTRACT: The individual flexible premium deferred Variable annuity Contract this prospectus offers.

     CONTRACT OWNER: The individual or entity to whom the Contract is issued.

     CONTRACT YEAR: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of this date.

     FIXED CASH VALUE: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.

     MUTUAL FUND(S): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.

     NET PREMIUM: The balance of each premium payment received by HMLIC after deducting any applicable premium taxes.

     QUALIFIED PLAN: The term "Qualified Plan" in this prospectus will be used to describe the following contracts: IRC Section 403(b) tax sheltered annuity ("403(b) Contract"); IRC Section 408 individual retirement annuity ("IRA"); IRC
Section 408A Roth IRA ("Roth IRA"); IRC Section 408(p) simple retirement annuity ("SIMPLE"); IRC Section 408(k) simplified employee pension ("SEP"); IRC Section 457(b) eligible governmental plan annuity ("457(b) Contract"); and IRC 401 qualified annuity.

     SEPARATE ACCOUNT: The Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.

     SUBACCOUNT: A division of the Separate Account which invests in shares of the corresponding Underlying Fund.

     TOTAL ACCUMULATION VALUE: The sum of the Fixed Cash Value and the Variable Cash Value prior to the time Annuity Payments begin.

     UNDERLYING FUNDS: All Mutual Funds listed in this document that are available for investment by the Separate Account.

     VALUATION DATE: Any day on which the New York Stock Exchange ("NYSE") is open for trading. The Valuation Date ends at 3:00 p.m. Central time or the close of the NYSE if earlier.

     VALUATION PERIOD: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

     VARIABLE: The values vary based on the investment performance of the Subaccount(s) selected.

     VARIABLE CASH VALUE: The dollar value of the Separate Account investment options under the Contract prior to the time Annuity Payments begin.

     WITHDRAWAL CHARGE: (a contingent deferred sales charge) An amount kept by HMLIC if a withdrawal is made, if the Contract is surrendered or upon certain annuitizations. The charge is intended to compensate HMLIC for the cost of selling the Contract.

SUMMARY

     This summary is intended to provide a brief overview of the more significant aspects of the Contract. Further information can be found elsewhere in this prospectus, in the Separate Account Statement of Additional Information and in the Contract. This prospectus is intended to serve as a disclosure document for the Variable portion of the Contract only. For information regarding the fixed portion, refer to the Contract.

     Detailed information about the Underlying Funds is contained in each Underlying Fund's prospectus and in each Underlying Fund Statement of Additional Information.

     The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund's prospectus.

WHAT IS THE "SEPARATE ACCOUNT?"

     The Separate Account segregates assets dedicated to the Variable portion of the Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

WHO MAY PURCHASE THE CONTRACT OFFERED BY THIS PROSPECTUS?

     Individuals may purchase the Variable flexible premium annuity. The Contract offered by this prospectus is a Qualified Plan.

     The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("HM Investors"). In addition, the Contract may be offered and sold through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of the NASD.

WHAT ARE MY INVESTMENT CHOICES?

     You may have money allocated to or invested in up to 24 Subaccounts and/or the fixed account at any one time.

     (a) SEPARATE ACCOUNT

     Includes Subaccounts each of which invests in one of the following Underlying Funds:

LARGE COMPANY STOCK FUNDS
     Large Blend
          JPMorgan U.S. Large Cap Core Equity Portfolio
          Fidelity VIP Growth & Income Portfolio SC 2
          Wilshire 5000 Index Portfolio
          Fidelity VIP Index 500 Portfolio SC 2
     Large Growth
          Fidelity VIP Growth Portfolio SC 2

          AllianceBernstein Large Cap Growth Portfolio

          Wilshire Large Company Growth Portfolio

     Large Value
          Wilshire VIT Equity Fund -- Horace Mann Shares
          Wilshire VIT Socially Responsible Fund -- Horace Mann Shares Davis Value Portfolio
          Wilshire Large Company Value Portfolio

MID-SIZE COMPANY STOCK FUNDS
     Mid Blend
          Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares Fidelity VIP Mid Cap Portfolio SC 2
          Rainier Small/Mid Cap Equity Portfolio

     Mid Growth
          Delaware VIP Growth Opportunities Series
          Lord Abbett Insurance Series Growth/Opportunities
          Putnam VT Vista Fund (IB Shares)

          Wells Fargo Advantage Discovery Fund


     Mid Value
          Ariel Appreciation Fund(1)

          Wells Fargo Advantage Opportunity Fund


SMALL COMPANY STOCK FUNDS
     Small Blend
          Goldman Sachs VIT Core Small Cap Equity Fund
          T. Rowe Price Small-Cap Stock Fund -- Advisor Class(2)
          Neuberger Berman Genesis Fund -- Advisor Class

     Small Growth
          Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares Credit Suisse Small Cap Growth Portfolio(2)
          Delaware VIP Trend Series
          Wilshire Small Company Growth Portfolio

     Small Value
          Ariel Fund(1)
          Royce Capital Fund Small-Cap Portfolio
          T. Rowe Price Small-Cap Value Fund -- Advisor Class(2)
          Wilshire Small Company Value Portfolio

INTERNATIONAL STOCK FUNDS
          Wilshire VIT International Equity Fund -- Horace Mann Shares Fidelity VIP Overseas Portfolio SC 2

BALANCED FUND
          Wilshire VIT Balanced Fund -- Horace Mann Shares

BOND FUNDS

          Wilshire VIT Income Fund -- Horace Mann
          Shares Wilshire VIT Short-Term Investment Fund -- Horace Mann Shares Fidelity VIP High Income Portfolio SC 2
          Fidelity VIP Investment Grade Bond Portfolio SC 2

(1)  These Funds are not available as an investment option for a 457(b)
     Contract.

(2) On and after June 1, 2004, new Contracts may not have allocations to these Subaccounts, and existing Contracts may not begin or increase allocations to these Subaccounts or START ANY NEW TRANSFERS OF MONEY to these Subaccounts.

     (b) FIXED ACCOUNT (SEE THE CONTRACT)

WHEN CAN I TRANSFER BETWEEN ACCOUNTS?

     At any time before the Contract's Annuity Date, amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract. For complete details see "The Contract -- Transactions -- Transfers."

MAY I WITHDRAW ALL OR PART OF THE CONTRACT VALUE BEFORE THE ANNUITY DATE?

     Unless restricted by the Internal Revenue Code of 1986 as amended ("IRC"), a Contract Owner may at any time before the Annuity Date surrender his or her Contract in whole or withdraw in part for cash. Each surrender or partial withdrawal from the Variable Cash Value is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Withdrawal Charges as described in "Deductions and Expenses -- Withdrawal Charges." For information specific to a withdrawal of the Fixed Cash Value, see your Contract.

WHAT ARE THE CHARGES OR DEDUCTIONS?

     The Contract may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.

     A mortality and expense risk fee (M&E Fee) is deducted from the Separate Account. This fee is computed on a daily basis and will not exceed an annual rate of 1.25% of the daily net assets of the Separate Account.

     A fixed annual maintenance fee that may not exceed $25 is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived.

     No deduction for sales expense is charged on premium payments, but a decreasing Withdrawal Charge is assessed against surrenders, withdrawals and certain annuitizations. The charge is deducted from the Contract Owner's value in the Subaccount(s) from which the withdrawal is made. See "The Contract --Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."

WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THIS CONTRACT?

     The IRC provides penalties for premature distributions under various retirement plans. Values may not be withdrawn from Section 403(b) or Section 457(b) Contracts except under certain circumstances. See "Tax Consequences." This Contract may not be suitable for short-term investment. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."

IF I RECEIVE MY CONTRACT AND AM DISSATISFIED, MAY I RETURN IT?

     Subject to various state insurance laws, the Contract Owner may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund the greater of the premium contributions or the market value of the assets purchased by payments paid to the Separate Account as of the date the request was received less any taxes, if applicable.

WHEN CAN I BEGIN RECEIVING ANNUITY PAYMENTS, AND WHAT OPTIONS ARE AVAILABLE?

     Payments will begin on the Annuity Date set by the terms of your Contract.Variable Annuity Payments are only made in monthly installments. Various Annuity Payment options are available under the Contract.

     Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. The following options are available for receiving Annuity
Payments:

     Life Annuity with payments guaranteed for periods of 0, 10, 15 or 20 years, Joint and Survivor Annuity and Payments for a Specified Period.

TABLE OF ANNUAL OPERATING EXPENSES

     The following tables describe the maximum fees and expenses that you may pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract or transfer cash value between investment options. State premium taxes may also be deducted.

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
CONTRACT OWNER TRANSACTION EXPENSES:(1)

Surrender Fees (as a percentage of
 amount surrendered, if applicable)        9%

(1) Premium taxes, currently ranging between 0% and 3.5%, are not included. The rate of the premium tax varies depending upon the state of residence, and not all states impose premium taxes. Taxes are deducted at the time of purchase.


     We guarantee that the aggregate surrender fee charged will never exceed 9% of your total purchase payments.


     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

Annual Contract Fee(1)                        $   25
Separate Account Annual Expenses
 (as a percentage of average account value)
     Mortality and Expense Risk Fees            1.25%
     Account Fees and Expenses                     0%
Total Separate Account Annual Expenses          1.25%

(1) The annual contract fee is waived if the Contract value equals or exceeds $10,000.

     The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund.


TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES                                                        MINIMUM       MAXIMUM
-----------------------------------------------                                                        -------       -------
  (expenses that are deducted from Underlying Fund assets, including management fees, distribution
  and/or service (12b-1) fees and other expenses)                                                       0.35%         1.86%


EXAMPLE

     This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other Variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Underlying Fund fees and expenses.


     The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Underlying Funds as of December 31, 2004. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


     If you surrender or annuitize your Contract at the end of the applicable time period:


          1 YEAR      3 YEARS     5 YEARS     10 YEARS
          -------     -------     -------     --------
          $ 1,253     $ 1,711     $ 2,178     $  3,381


     If you do NOT surrender or annuitize your Contract at the end of the applicable time period:


          1 YEAR      3 YEARS     5 YEARS     10 YEARS
          -------     -------     -------     --------
          $   336     $   975     $ 1,634     $  3,381

CONDENSED FINANCIAL INFORMATION

     The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Equity Fund -- Horace Mann Shares commenced operations on May 21, 1957. The Wilshire VIT Balanced Fund -- Horace Mann Shares, Income Fund and the Short-Term Investment Fund each commenced operations on January 1, 1983. The Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares, Wilshire VIT International Equity Fund -- Horace Mann Shares and Wilshire VIT Socially Responsible Fund -- Horace Mann Shares each commenced operations on March 10, 1997. The Wilshire 5000 Index Portfolio and the Wilshire Large Company Growth Portfolio were added to the Separate Account on May 1, 2000. The Ariel Fund and the Ariel Appreciation Fund were added to the Separate Account on May 1, 2001. The Delaware VIP Growth Opportunities Series, Royce Capital Fund Small-Cap Portfolio, Lord Abbett Insurance Series Growth/Opportunities, Goldman Sachs VIT Core Small Cap Equity Fund, Delaware VIP Trend Series and Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares were added to the Separate Account on June 1, 2004. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000.


                                                                                                 # ACCUMULATION
                                                                   ACCUMULATION   ACCUMULATION       UNITS
                                                                    UNIT VALUE     UNIT VALUE     OUTSTANDING
                                                          YEAR     BEGINNING OF      END OF          END OF
SUBACCOUNT                                               ENDED        PERIOD         PERIOD          PERIOD
----------                                               -----     ------------   ------------   --------------
JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO           12/31/04   $      12.22   $      13.22        1,143,649
                                                        12/31/03           9.65          12.22          915,270
                                                        12/31/02          12.97           9.65          690,067
                                                        12/31/01          14.90          12.97          431,258
                                                        12/31/00          17.33*         14.90          123,796

FIDELITY VIP GROWTH & INCOME PORTFOLIO SC 2             12/31/04   $      13.69   $      14.27          757,537
                                                        12/31/03          11.23          13.69          535,029
                                                        12/31/02          13.67          11.23          357,213
                                                        12/31/01          15.20          13.67          230,640
                                                        12/31/00          16.03*         15.20           53,980

WILSHIRE 5000 INDEX PORTFOLIO -- INVESTMENT CLASS       12/31/04   $       9.05   $       9.94          787,993
                                                        12/31/03           7.07           9.05          541,013
                                                        12/31/02           9.08           7.07          365,881
                                                        12/31/01          10.38           9.08          213,861
                                                        12/31/00          12.23*         10.38           40,024

FIDELITY VIP INDEX 500 PORTFOLIO SC 2                   12/31/04   $     124.84   $     136.05          277,917
                                                        12/31/03          98.66         124.84          211,435
                                                        12/31/02         128.86          98.66          151,544
                                                        12/31/01         148.95         128.86           93,943
                                                        12/31/00         171.04*        148.95           32,999

FIDELITY VIP GROWTH PORTFOLIO SC 2                      12/31/04   $      31.79   $      32.38          974,205
                                                        12/31/03          24.28          31.79          771,644
                                                        12/31/02          35.28          24.28          595,943
                                                        12/31/01          43.48          35.28          404,152
                                                        12/31/00          53.82*         43.48          161,937

ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO            12/31/04   $      21.59   $      23.11          818,599
                                                        12/31/03          17.71          21.59          676,885
                                                        12/31/02          25.94          17.71          522,390
                                                        12/31/01          31.81          25.94          357,364
                                                        12/31/00          41.57*         31.81          130,232

WILSHIRE LARGE COMPANY GROWTH
  PORTFOLIO -- INVESTMENT CLASS                         12/31/04   $      29.13   $      30.72          324,321
                                                        12/31/03          23.32          29.13          228,018
                                                        12/31/02          30.18          23.32          160,285
                                                        12/31/01          36.63          30.18           99,528
                                                        12/31/00          46.36*         36.63           16,962

                                                                                                 # ACCUMULATION
                                                                   ACCUMULATION   ACCUMULATION       UNITS
                                                                    UNIT VALUE     UNIT VALUE     OUTSTANDING
                                                          YEAR     BEGINNING OF      END OF          END OF
SUBACCOUNT                                               ENDED        PERIOD         PERIOD          PERIOD
----------                                               -----     ------------   ------------   --------------
WILSHIRE VIT EQUITY FUND -- HORACE MANN SHARES          12/31/04   $      19.76   $      21.51       14,024,912
                                                        12/31/03          15.68          19.76       15,075,890
                                                        12/31/02          19.70          15.68       15,849,770
                                                        12/31/01          20.82          19.70       17,361,722
                                                        12/31/00          22.10          20.82       18,713,068
                                                        12/31/99          22.97          22.10       23,693,305
                                                        12/31/98          21.62          22.97       24,141,182
                                                        12/31/97          17.74          21.62       21,736,131
                                                        12/31/96          14.33          17.74       18,086,814
                                                        12/31/95          10.88          14.33       14,363,155
                                                        12/31/94          11.03          10.88       12,072,982

WILSHIRE VIT SOCIALLY RESPONSIBLE
  FUND -- HORACE MANN SHARES                            12/31/04   $      14.85   $      16.61        4,612,921
                                                        12/31/03          11.70          14.85        4,740,058
                                                        12/31/02          13.70          11.70        4,803,270
                                                        12/31/01          14.96          13.70        4,970,814
                                                        12/31/00          13.92          14.96        4,767,452
                                                        12/31/99          13.00          13.92        3,893,389
                                                        12/31/98          12.00          13.00        2,430,089
                                                        12/31/97           9.85          12.00          698,226

DAVIS VALUE PORTFOLIO                                   12/31/04   $      10.40   $      11.54          612,231
                                                        12/31/03           8.11          10.40          486,125
                                                        12/31/02           9.80           8.11          384,920
                                                        12/31/01          11.08           9.80          333,527
                                                        12/31/00          11.58*         11.08          134,363

WILSHIRE LARGE COMPANY VALUE PORTFOLIO                  12/31/04   $      21.61   $      24.19          729,103
                                                        12/31/03          17.02          21.61          611,659
                                                        12/31/02          20.83          17.02          472,191
                                                        12/31/01          21.34          20.83          266,320
                                                        12/31/00          19.91*         21.34           23,435

DREYFUS INVESTMENT PORTFOLIO: MID CAP
  STOCK FUND -- SERVICE SHARES                          12/31/04   $      15.91*  $      17.90            9,576

FIDELITY VIP MID CAP PORTFOLIO SC 2                     12/31/04   $      23.43   $      28.85          954,231
                                                        12/31/03          17.16          23.43          798,274
                                                        12/31/02          19.31          17.16          674,016
                                                        12/31/01          20.25          19.31          551,984
                                                        12/31/00          20.11*         20.25          231,555

RAINIER SMALL/MID CAP EQUITY PORTFOLIO                  12/31/04   $      30.15   $      34.96          303,239
                                                        12/31/03          20.87          30.15          247,172
                                                        12/31/02          26.42          20.87          194,166
                                                        12/31/01          27.84          26.42          135,479
                                                        12/31/00          30.39*         27.84           51,884

DELAWARE VIP GROWTH OPPORTUNITIES SERIES                12/31/04   $      14.24*  $      15.70           11,064

LORD ABBETT INSURANCE SERIES GROWTH/OPPORTUNITIES       12/31/04   $      12.00*  $      13.21           22,415

                                                                                                 # ACCUMULATION
                                                                   ACCUMULATION   ACCUMULATION       UNITS
                                                                    UNIT VALUE     UNIT VALUE     OUTSTANDING
                                                          YEAR     BEGINNING OF      END OF          END OF
SUBACCOUNT                                               ENDED        PERIOD         PERIOD          PERIOD
----------                                               -----     ------------   ------------   --------------
PUTNAM VT VISTA FUND (IB SHARES)                        12/31/04   $      11.56   $      13.54          447,976
                                                        12/31/03           8.79          11.56          431,300
                                                        12/31/02          12.82           8.79          375,227
                                                        12/31/01          19.52          12.82          326,406
                                                        12/31/00          25.13*         19.52          146,933

WELLS FARGO ADVANTAGE DISCOVERY FUND                    12/31/04   $      14.40   $      16.95          479,241
                                                        12/31/03          10.86          14.40          443,966
                                                        12/31/02          17.61          10.86          371,269
                                                        12/31/01          25.76          17.61          279,260
                                                        12/31/00          35.99*         25.76          131,868

ARIEL APPRECIATION FUND                                 12/31/04   $      42.98   $      48.02          798,279
                                                        12/31/03          33.22          42.98          612,277
                                                        12/31/02          37.51          33.22          411,440
                                                        12/31/01          31.01*         37.51          115,976

WELLS FARGO ADVANTAGE OPPORTUNITY FUND                  12/31/04   $      25.67   $      29.98          317,641
                                                        12/31/03          18.96          25.67          298,172
                                                        12/31/02          26.24          18.96          254,365
                                                        12/31/01          27.60          26.24          169,801
                                                        12/31/00          28.55*         27.60           47,165

GOLDMAN SACHS BIT CORE SMALL CAP EQUITY FUND            12/31/04   $      12.99*  $      15.00           17,423

T. ROWE PRICE SMALL-CAP STOCK
  FUND -- ADVISOR CLASS                                 12/31/04   $      30.79   $      36.03          401,917
                                                        12/31/03          23.60          30.79          349,073
                                                        12/31/02          27.92          23.60          280,393
                                                        12/31/01          26.52          27.92          172,268
                                                        12/31/00          26.99*         26.52           47,164

NEUBERGER BERMAN GENESIS FUND -- ADVISOR CLASS          12/31/04   $      23.74   $      27.77          642,198
                                                        12/31/03          18.30          23.74          513,797
                                                        12/31/02          19.14          18.30          409,931
                                                        12/31/01          17.35          19.14          228,309
                                                        12/31/00          15.84*         17.35           14,507

WILSHIRE VIT SMALL CAP GROWTH
  FUND -- HORACE MANN SHARES                            12/31/04   $      11.52   $      11.88        4,302,146
                                                        12/31/03           7.33          11.52        4,507,783
                                                        12/31/02          12.16           7.33        4,361,425
                                                        12/31/01          17.54          12.16        4,399,005
                                                        12/31/00          19.92          17.54        4,284,826
                                                        12/31/99          11.61          19.92        2,619,220
                                                        12/31/98          11.10          11.61        2,103,641
                                                        12/31/97           9.59          11.10        1,284,537

CREDIT SUISSE SMALL CAP GROWTH PORTFOLIO                12/31/04   $      17.03   $      18.65          248,475
                                                        12/31/03          11.61          17.03          236,965
                                                        12/31/02          17.73          11.61          207,449
                                                        12/31/01          21.37          17.73          165,082
                                                        12/31/00          27.32*         21.37           76,760

DELAWARE VIP TREND SERIES                               12/31/04   $      28.47*  $      30.27            2,275

                                                                                                 # ACCUMULATION
                                                                   ACCUMULATION   ACCUMULATION       UNITS
                                                                    UNIT VALUE     UNIT VALUE     OUTSTANDING
                                                          YEAR     BEGINNING OF      END OF          END OF
SUBACCOUNT                                               ENDED        PERIOD         PERIOD          PERIOD
----------                                               -----     ------------   ------------   --------------
WILSHIRE SMALL COMPANY GROWTH PORTFOLIO                 12/31/04   $      17.54   $      20.30          121,774
                                                        12/31/03          12.96          17.54           92,724
                                                        12/31/02          15.23          12.96           65,352
                                                        12/31/01          15.87          15.23           28,130
                                                        12/31/00          17.80*         15.87            8,061

ARIEL FUND                                              12/31/04   $      45.16   $      54.42          486,122
                                                        12/31/03          35.70          45.16          376,980
                                                        12/31/02          38.12          35.70          255,196
                                                        12/31/01          34.63*         38.12           65,549

T. ROWE PRICE SMALL-CAP VALUE
  FUND -- ADVISOR CLASS                                 12/31/04   $      32.96   $      40.85          439,605
                                                        12/31/03          24.49          32.96          397,645
                                                        12/31/02          25.32          24.49          314,495
                                                        12/31/01          21.02          25.32          151,942
                                                        12/31/00          20.52*         21.02           16,331

ROYCE CAPITAL FUND SMALL-CAP PORTFOLIO                  12/31/04   $       8.10*  $       9.42           93,281

WILSHIRE SMALL COMPANY VALUE PORTFOLIO                  12/31/04   $      19.45   $      23.60          140,474
                                                        12/31/03          14.43          19.45          122,082
                                                        12/31/02          15.88          14.43          115,069
                                                        12/31/01          13.72          15.88           80,507
                                                        12/31/00          12.31*         13.72            5,138

WILSHIRE VIT INTERNATIONAL EQUITY
  FUND -- HORACE MANN SHARES                            12/31/04   $      10.68   $      11.67        3,099,530
                                                        12/31/03           8.16          10.68        3,072,915
                                                        12/31/02          10.47           8.16        2,970,500
                                                        12/31/01          14.39          10.47        2,935,800
                                                        12/31/00          17.67          14.39        2,650,938
                                                        12/31/99          11.72          17.67        1,187,606
                                                        12/31/98           9.98          11.72          696,337
                                                        12/31/97           9.74           9.98          464,676

FIDELITY VIP OVERSEAS PORTFOLIO SC 2                    12/31/04   $      17.21   $      19.27          643,917
                                                        12/31/03          12.18          17.21          430,503
                                                        12/31/02          15.50          12.18          308,350
                                                        12/31/01          19.91          15.50          209,742
                                                        12/31/00          23.13*         19.91           70,810

WILSHIRE VIT BALANCED FUND -- HORACE MANN SHARES        12/31/04   $      18.59   $      19.86       13,172,538
                                                        12/31/03          15.74          18.59       14,094,671
                                                        12/31/02          17.39          15.74       14,804,752
                                                        12/31/01          17.36          17.39       16,254,478
                                                        12/31/00          17.41          17.36       17,553,416
                                                        12/31/99          17.83          17.41       22,621,955
                                                        12/31/98          16.78          17.83       23,286,358
                                                        12/31/97          14.28          16.78       22,095,620
                                                        12/31/96          12.22          14.28       20,098,949
                                                        12/31/95           9.75          12.22       17,804,536
                                                        12/31/94           9.97           9.75       15,666,817

                                                                                                 # ACCUMULATION
                                                                   ACCUMULATION   ACCUMULATION       UNITS
                                                                    UNIT VALUE     UNIT VALUE     OUTSTANDING
                                                          YEAR     BEGINNING OF      END OF          END OF
SUBACCOUNT                                               ENDED        PERIOD         PERIOD          PERIOD
----------                                               -----     ------------   ------------   --------------
WILSHIRE VIT INCOME FUND -- HORACE MANN SHARES          12/31/04   $      16.30   $      16.89        1,300,042
                                                        12/31/03          15.39          16.30        1,210,705
                                                        12/31/02          14.29          15.39        1,187,910
                                                        12/31/01          13.27          14.29          936,292
                                                        12/31/00          12.34          13.27          827,539
                                                        12/31/99          12.70          12.34        1,034,296
                                                        12/31/98          11.90          12.70        1,060,399
                                                        12/31/97          11.02          11.90          784,296
                                                        12/31/96          10.78          11.02          942,068
                                                        12/31/95           9.49          10.78          938,069
                                                        12/31/94           9.85           9.49          945,569

WILSHIRE VIT SHORT-TERM INVESTMENT
  FUND -- HORACE MANN SHARES                            12/31/04   $      10.86   $      10.85          270.993
                                                        12/31/03          10.88          10.86          427,380
                                                        12/31/02          10.83          10.88          367,360
                                                        12/31/01          10.42          10.83          237,129
                                                        12/31/00           9.97          10.42          205,055
                                                        12/31/99           9.64           9.97          132,903
                                                        12/31/98           9.30           9.64          120,651
                                                        12/31/97           8.97           9.30          122,530
                                                        12/31/96           8.65           8.97          125,251
                                                        12/31/95           8.34           8.65          110,931
                                                        12/31/94           8.13           8.34          125,199

FIDELITY VIP HIGH INCOME PORTFOLIO SC 2                 12/31/04   $       9.06   $       9.79          256,027
                                                        12/31/03           7.23           9.06          177,129
                                                        12/31/02           7.09           7.23           90,168
                                                        12/31/01           8.15           7.09           57,319
                                                        12/31/00           9.77*          8.15           32,064

FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC 2       12/31/04   $      15.10   $      15.54          975,233
                                                        12/31/03          14.56          15.10          921,950
                                                        12/31/02          13.39          14.56          677,140
                                                        12/31/01          12.54          13.39          283,612
                                                        12/31/00          11.98*         12.54           24,851


* Inception price on date Underlying Fund was added to the Separate Account, as shown on page 18.


     Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to
(217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

HORACE MANN LIFE INSURANCE COMPANY,
THE SEPARATE ACCOUNT AND
THE UNDERLYING FUNDS

HORACE MANN LIFE INSURANCE COMPANY

     HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 ("HMLIC's Home Office"), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

     HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the NYSE.

THE SEPARATE ACCOUNT

     On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contract without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contract, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the Contract. While HMLIC is obligated to make payments under the Contract, the amounts of variable Annuity Payments are not guaranteed.

     The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.

THE UNDERLYING FUNDS

     The Underlying Funds are listed below along with their primary investment objectives and a description of the adviser to each Underlying Fund. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by calling (800) 999-1030 (toll-free), sending a telefacsimile (FAX) transmission to (217) 527-2307 or writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657. You may also access the prospectuses on HMLIC's website at www.horacemann.com in the "Retirement Planning" link.


ALLIANCEBERNSTEIN

     The AllianceBernstein Large Cap Growth Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Portfolio focuses on a relatively small number of intensively researched companies. Alliance selects the Portfolio's investments from a research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. Normally, the Portfolio invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets. The AllianceBernstein Large Cap Growth Portfolio is a series of the AllianceBernstein Variable Products Series Fund and is advised by Alliance Capital Management.

ARIEL MUTUAL FUNDS

     The investment objective of the Ariel Appreciation Fund is long-term capital appreciation. It seeks this objective through investing primarily in the stocks of medium-sized companies with market capitalizations generally between $2.5 billion and $15 billion at the time of initial purchase. The Ariel Appreciation Fund seeks stocks whose underlying value is currently unrecognized, but should increase over time.

     Similar to the Ariel Appreciation Fund, the investment objective of the Ariel Fund is long-term capital appreciation. It seeks this objective through investing primarily in the stocks of smaller companies with market capitalizations generally between $500 million and $2.5 billion at the time of initial purchase. The Ariel Fund seeks stocks whose underlying value is currently unrecognized, but should increase over time.

     The Ariel Appreciation Fund and the Ariel Fund are both advised by Ariel Capital Management, LLC ("Ariel"). Ariel believes ethical business practices make good investment sense. In the long run, a company that adopts environmentally sound policies will face less government intrusion. A company that fosters community involvement among its employees will inspire community support. Additionally, Ariel believes that a company which cultivates diversity is more likely to attract and retain the best talent and broaden its markets in profitable new directions. Ariel does not invest in corporations whose primary source of revenue is derived from the production or sale of tobacco products, the generation of nuclear energy or the manufacture of handguns as it believes these industries are more likely to face shrinking growth prospects, draining litigation costs and legal liability that cannot be quantified.

CREDIT SUISSE

     The investment objective of the Credit Suisse Small Cap Growth Portfolio is to seek capital growth. To pursue this goal, it invests primarily in equity securities of small U.S. growth companies. Under normal market conditions, the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small U.S. companies. The Portfolio considers a "small" company to be one whose market capitalization is within the range of capitalizations of companies in the Russell 2000 Index. As of

December 31, 2004, the market capitalization of the companies in the Russell 2000 Index ranged from $4 million to $3.6 billion. Some companies may outgrow the definition of a small company after the Portfolio has purchased their securities but will continue to be considered small for purposes of the Portfolio's minimum 80% allocation to small-company equities. The Credit Suisse Small Cap Growth Portfolio is a series of Credit Suisse Trust and is advised by Credit Suisse Asset Management, LLC.


DAVIS

     The Davis Value Portfolio's investment objective is to seek long-term growth of capital. Under normal circumstances the Portfolio invests the majority of its assets in equity securities issued by companies with market capitalizations of at least $10 billion that the adviser believes are of high quality and whose shares are selling at attractive prices. The Portfolio's adviser selects stocks with the intention of holding them for the long term. The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.


DELAWARE

     The objective of the Delaware VIP Growth Opportunities Series is to seek long-term capital appreciation. The Delaware VIP Growth Opportunities Series invests primarily in securities of medium-sized companies that have established themselves within the industry but still have growth potential. The Series' management team invests in medium-size companies that they believe may offer strong opportunities for capital appreciation and generally less risk than investments in small companies, although mid-cap companies typically have greater risk than large-cap companies. The Delaware VIP Growth Opportunities Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc. Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

     The objective of the Delaware VIP Trend Series is to seek long-term capital appreciation. The Delaware VIP Trend Series invests primarily in stocks of small growth-oriented or emerging companies that, in the management team's view, are market leaders with strong product cycles and innovative concepts. The Series' management team seeks to identify changing and dominant trends within the economy, the political arena and our society. The team conducts thorough research on companies, evaluating price-to-earnings ratios, estimated growth rates, market capitalization and cash flows to determine how attractive a company is relative to other companies. By focusing on companies in the early stages of their life cycles, the Series strives to capture the greatest potential for growth. The Delaware VIP Trend Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

THE DREYFUS CORPORATION

     The Dreyfus Investment Portfolio: Mid Cap Stock Portfolio (Service Shares) seeks investment returns that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400 Index (S&P 400).

     To pursue this goal, the Dreyfus Investment Portfolio: Mid Cap Stock Portfolio invests at least 80 percent of its assets in stocks of midsize companies. The portfolio invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Consistency of returns compared to the S&P 400 is a primary goal of the investment process. The portfolio's stock investments may include common stocks, preferred stocks, convertible securities and depositary receipts, including those issued in initial public offerings ("IPOs") or shortly thereafter. The Dreyfus Investment
Portfolio: Mid Cap Stock Portfolio is advised by The Dreyfus Corporation.


FIDELITY INVESTMENTS


     The investment objective of the Fidelity VIP Growth Portfolio Service Class 2 shares is to achieve capital appreciation. The fund invests primarily in common stocks of companies that the adviser believes to have above-average growth potential (stocks of these companies are often called 'growth' stocks). The adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

     The investment objective of the Fidelity VIP Overseas Portfolio Service Class 2 shares is to seek long-term growth of capital. The fund normally invests at least 80% of the fund's assets in non-U.S. securities, primarily common stocks. The investments are allocated across different geographic regions and individual countries. The adviser will consider the size of the market in each country and region relative to the size of the international market as a whole. In buying and selling securities for the fund, the adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

     The investment objective of the Fidelity VIP High Income Portfolio Service Class 2 shares is to seek a high level of current income while also considering growth of capital. The adviser normally invests primarily in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. The fund may also invest in non-income producing securities, including defaulted securities and common stocks and in companies that are in troubled or uncertain financial condition as well as domestic and foreign issuers. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP High Income

Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

     The investment objective of the Fidelity VIP Investment Grade Bond Portfolio Service Class 2 shares is to seek as high a level of current income as is consistent with the preservation of capital. The fund normally invests at least 80% of its total assets in investment-grade debt securities of all types and repurchase agreements for those securities. The adviser uses the Lehman Brother's Aggregate Bond Index as a guide for structuring the fund and selecting its investments and attempts to maintain an overall interest rate risk similar to the index. The adviser allocates assets across different market sectors and maturities and analyzes a security's structural features and current pricing, trading opportunities, and the credit quality of its issuer to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

     The investment objective of the Fidelity VIP Mid Cap Portfolio Service Class 2 shares is to seek long-term growth of capital. The fund normally invests at least 80% of its total assets in securities of companies with medium market capitalizations. The adviser normally invests the fund's assets primarily in common stocks. The fund may potentially invest in companies with smaller or larger market capitalizations, domestic and foreign issuers and either "growth" stocks, "value" stocks or both. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

     The investment objective of the Fidelity VIP Growth & Income Portfolio Service Class 2 shares is to seek high total return through a combination of current income and capital appreciation. The fund invests primarily in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. It also potentially invests in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. The fund may potentially invest in domestic and foreign issuers and either "growth" stocks, "value" stocks or both. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Growth & Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

     The investment objective of the Fidelity VIP Index 500 Portfolio is to seek investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. The fund normally invests at least 80% of its assets in common stocks included in the S&P 500. Because the adviser may use statistical sampling techniques to attempt to replicate the returns of the S&P 500, the fund may not always hold all of the same securities as the index and may not track the index perfectly. The fund may lend securities to earn income for the fund and the adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

GOLDMAN SACHS

     The Goldman Sachs VIT CORE Small Cap Equity Fund seeks long-term growth of capital. The Fund invests, under normal circumstances, at least 80% of its net assets ("Net Assets") plus any borrowings for investment purposes (measured at time of purchase) in a broadly diversified portfolio of equity investments in small-cap U.S. issuers, including foreign issuers that are traded in the United States. However, it is currently anticipated that, under normal circumstances the Fund will invest at least 95% of its Net Assets in such equity investments. These issues will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 2000 Index at the time of investment. The Fund is not required to limit its investments to securities in the Russell 2000 Index. In addition, if the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to sell the securities. The capitalization range of the Russell 2000 Index is currently between $68 million and $2.4 billion.


JPMORGAN FLEMING

     The investment objective of the JPMorgan U.S. Large Cap Core Equity Portfolio is to provide high total return from a portfolio of selected equity securities. Under normal circumstances, the portfolio invests at least 80% of its assets in equity investment of large-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Large-cap companies have a market capitalization over $2 billion at the time of purchase. Market capitalization is the total market value of a company's shares. Sector by sector, the portfolio's weightings are similar to those of the S&P 500. The portfolio seeks to maintain sector weightings within +/- 3% of the S&P 500. The JPMorgan U.S. Large Cap Core Equity Portfolio is a series of the J.P. Morgan Series Trust II and is advised by J.P. Morgan Investment Management Inc.


LORD ABBETT

     The Lord Abbett Series Fund -- Growth Opportunities Portfolio seeks capital appreciation. To pursue this goal, the Portfolio normally invests at least 65% of its net assets in equity securities of mid-sized companies. A mid-sized company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Mid Cap Index, a widely used benchmark for mid-cap stock performance. As of January 31, 2005, the market capitalization range of the Russell Mid Cap Index was $606 million to $31.1 billion. This range varies daily. Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company. The Lord Abbett Series Fund -- Growth Opportunities Portfolio is advised by Lord, Abbett & Co. LLC.


NEUBERGER BERMAN

     The investment objective of the Neuberger Berman Genesis Fund -- Advisor Class is to seek growth of capital. To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries. Neuberger Berman Genesis Fund -- Advisor Class is advised by Neuberger Berman Management Inc. and subadvised by Neuberger Berman, LLC.


PUTNAM

     The investment objective of Putnam VT Vista Fund is to seek capital appreciation. The fund invests mainly in common stocks of U.S. companies with a focus on growth stocks. Growth stocks are issued by companies that Putnam Investment Management, LLC ("Putnam Management") believes are fast-growing and whose earnings Putnam Management believes are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. The fund invests mainly in mid-sized companies. Putnam VT Vista Fund is a series of the Putnam Variable Trust and is advised by Putnam Management.

ROYCE

     Royce Capital Fund Small-Cap Portfolio uses a disciplined value approach to invest in small-cap companies -- those with market caps below $2.5 billion. They believe that investors in the Fund should have a long-term investment horizon of at least three-years. The Royce Capital Fund Small-Cap Portfolio is advised by Royce & Associates, LLC.

T. ROWE PRICE

     The investment objective of the T. Rowe Price Small-Cap Value Fund -- Advisor Class is to seek long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued. Reflecting a value approach to investing, the fund will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow or business franchises. Normally, the fund will invest at least 80% of its net assets in companies with a market capitalization that is within or below the range of companies in the Russell 2000 Index. The T. Rowe Price Small-Cap Value Fund -- Advisor Class is advised by T. Rowe Price Associates.

     The investment objective of the T. Rowe Price Small-Cap Stock Fund -- Advisor Class is to provide long-term capital growth by investing primarily in stocks of small companies. The fund normally invests at least 80% of its net assets in stocks of companies that have a market capitalization that falls (i) within or below the range of companies in either the Russell 2000 Index or the S&P Small-Cap 600 Index (ii) below the three year average maximum market cap of companies in either index as of December 31 for the three preceding years. Stock selection may reflect either a growth or value investment approach. The T. Rowe Price Small-Cap Stock Fund -- Advisor Class is advised by T. Rowe Price Associates.

WELLS FARGO

     The Wells Fargo Advantage Opportunity Fund seeks long-term CAPITAL APPRECIATION. We invest in equity securities of medium-CAPITALIZATION companies that we believe are under-priced yet, have attractive growth prospects. We base the analysis on a comparison between the company's public value, based on market quotations, with its "private market value"--the price an investor would be willing to pay for the entire company given its management strength, financial health and growth potential. We determine a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value. The Wells Fargo Advantage Opportunity Fund is sub advised by Wells Capital Management, Inc.

     The Wells Fargo Advantage Discovery Fund seeks long-term CAPITAL APPRECIATION. We invest in securities of small- and medium-CAPITALIZATION companies that we believe offer attractive opportunities for growth. We define small- and medium CAPITALIZATION companies as those with market CAPITALIZATIONS equal to or lower than the company with the largest market CAPITALIZATION in the RUSSELL MIDCAP(R) INDEX, at the time of purchase. The range of the RUSSELL MIDCAP(R) INDEX was $513 million to $13.84 billion, as of June 30, 2004, and is expected to change frequently. We select securities through a combination of in-depth fundamental analysis of a company's financial reports and direct, on-site research during company visits. We may invest in any economic sector, and at times we may emphasize one or more particular sectors. The Wells Fargo Advantage Discovery Fund is sub advised by Wells Capital Management, Inc.

WILSHIRE MUTUAL FUNDS, INC.

     Wilshire Mutual Funds, Inc. ("Wilshire Funds") is an open-end management investment company registered under the Investment Company Act of 1940. The Wilshire Mutual Funds are made up of a series of portfolios including the Dow Jones Wilshire 5000 Index Portfolio, Wilshire Large Company Growth Portfolio, Wilshire Large Company Value Portfolio, Wilshire Small Company Growth Portfolio, and Wilshire Small Company Value Portfolio. The Wilshire Mutual Funds issues shares that are continually offered for sale. The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

     The investment objective of the Wilshire Large Company Growth Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the large company growth sub-category of the Dow Jones Wilshire 5000 Index. The Wilshire Large Company Growth Portfolio focuses on the large company segment of the U.S. equity market and invests in companies with above-average earnings or sales growth histories and retention of earnings. Often such companies will have above-average price/earnings ratios. The Wilshire Large Company Growth Portfolio primarily invests in stocks of companies with the largest market capitalizations (at times may be as low as $1.9 billion). Because this fund invests in large companies it may be more volatile than a fund that invests in a broader market segment.

     The investment objective of the Dow Jones Wilshire 5000 Index Portfolio is to replicate as closely as possible the performance of the Dow Jones Wilshire 5000 Index before the deduction of fund expenses. This Portfolio is an index fund and primarily invests in the common stocks of companies included in the Index that are representative of the entire Index. The Dow Jones Wilshire 5000 Index Portfolio normally holds stocks representing at least 90% of the total market value of the Index. Since the Portfolio does not invest in all of the stocks included in the Index it may be more volatile than the Index.

     The investment objective of the Wilshire Large Company Value Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the large company value sub-category of the Dow Jones Wilshire 5000 Index. The Wilshire Large Company Value Portfolio focuses on the large company value segment of the U.S. equity market. Typically such companies have relatively low price to book value ratios, low price to earnings ratios and higher than average dividend yields. The Wilshire Large Company Value Portfolio primarily invests in stocks with the largest market capitalization (at times may be as low as $1.9 billion). Because this fund invests in large companies it may be more volatile than a fund that invests in a broader market segment.

     The investment objective of the Wilshire Small Company Value Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the small company value sub-category of the Dow Jones Wilshire 5000 Index. The Wilshire Small Company Value Portfolio focuses on the small company value segment of the U.S. equity market. Typically such companies have relatively low price to book value ratios, low price to earnings ratios and relatively high dividend yields. The Wilshire Small Company Value Portfolio primarily invests in stocks with smaller market capitalizations (between $125 million and $1.9 billion ). Because this fund invests in small companies it may be more volatile than a fund that invests in a broader market segment.

     The investment objective of the Wilshire Small Company Growth Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the small company growth sub-category of the Dow Jones Wilshire 5000 Index. The Wilshire Small Company Growth Portfolio focuses on the small company growth segment of the U.S. equity market. Typically such companies have above-average earnings or sales growth histories and retention of earnings, and often they have higher price to earnings ratios. The Wilshire Small Company Growth Portfolio primarily invests in stocks with smaller market capitalizations (between $125 million and $1.9 billion ). Because this fund invests in small companies it may be more volatile than a fund that invests in a broader market segment.

WILSHIRE VARIABLE INSURANCE TRUST (VIT)

     The Wilshire VIT ("Trust") is an open-end, diversified, management investment company registered under the Investment Company Act of 1940. The Trust is made up of a series of portfolios ("Wilshire VIT Funds"). The Trust issues shares of beneficial interest that are continually offered for sale. The Wilshire VIT Funds, advised by Wilshire Associates Incorporated ("Wilshire"), invest in securities of different issuers and industry classifications in an attempt to spread and reduce the risks inherent in all investing. Wilshire has entered into an agreement with investment subadviser(s) for each of the Wilshire VIT Funds whereby the subadviser(s) manage the investment and reinvestment of the assets of a fund.

     The primary investment objective of the Wilshire VIT Equity Fund -- Horace Mann Shares is long-term capital growth; conservation of principal and production of income are secondary objectives. The Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Equity Fund ordinarily invests in common stocks of domestic companies. Wellington Management Company, LLP ("Wellington Management"), Alliance Capital Management LP ("Alliance") and Mellon Equity Associates, LLP ("Mellon Equity") serve as the investment subadvisers to the Equity Fund. This fund was referred to as the Growth Fund prior to May 1, 2000.

     The primary investment objective of the Wilshire VIT Balanced Fund -- Horace Mann Shares is to realize high long-term total rate of return consistent with prudent investment risks. The Balanced Fund's assets are invested in a mix of common stocks, debt securities and money market instruments through investments in the Wilshire VIT Equity Fund -- Horace Mann Shares and Wilshire VIT Income Fund -- Horace Mann Shares.

     The primary investment objective of the Wilshire VIT Income Fund -- Horace Mann Shares is to achieve a long-term total rate of return in excess of the U.S. bond market over a full market cycle. The Income Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The fixed income securities in which the Income Fund invests are primarily U.S. investment grade fixed income securities. Western Asset Management Company ("Western Asset"), Western Asset Management Limited ("WAML") and BlackRock Financial Management, Inc. ("BlackRock") serve as the investment subadvisers to the Income Fund.

     The primary investment objective of the Wilshire VIT Short-Term Investment Fund -- Horace Mann Shares ("Short-Term Fund") is to realize maximum current income to the extent consistent with liquidity. Preservation of principal is a secondary objective. The Short-Term Fund attempts to realize its objectives through investments in short-term debt instruments; it is not a money market fund and does not maintain a stable net asset value per share. Western Asset serves as the investment subadviser to the Short-Term Fund.

     The investment objective of the Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares is long-term capital appreciation. The Small Cap Growth Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in securities of small cap companies. The Fund ordinarily invests in small cap equity securities (less than $2.5 billion at the time of investment) which a subadviser believes have earnings growth potential. The Small Cap Growth Fund invests primarily in small cap stocks, which a subadviser considers to have favorable and above-average earnings growth prospects. Accordingly, their stock prices may rise faster, but can also decline more in unfavorable business climates. As a result of these "higher highs" and "lower lows," they are more volatile. BlackRock, and Mazama Capital Management ("Mazama") serve as investment subadvisers to the Small Cap Growth Fund.

     The primary investment objective of the Wilshire VIT International Equity Fund -- Horace Mann Shares is long-term capital growth primarily through diversified holding of marketable foreign equity investments. The International Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The International Equity Fund invests primarily in equity securities of established companies, listed on foreign exchanges, which the subadviser believes have favorable characteristics. It may also invest in fixed income securities of foreign governments and companies. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of currency fluctuations, more volatile markets, less securities regulation and political instability. Newstar Institutional Managers Limited and The Boston Company Asset Management, LLC serve as investment subadvisers to the International Equity Fund.

     The investment objective of the Wilshire VIT Socially Responsible Fund -- Horace Mann Shares is long-term growth of capital, current income and growth of income. The Socially Responsible Fund invests in a diversified portfolio composed primarily of marketable equity securities including common stocks, preferred stocks and debt securities convertible into common stocks of seasoned U.S. traded companies. Investments in equity securities are limited to issuers which in the subadviser's judgment meet the following criteria:

    1.   Do not produce tobacco products;

    2.   Do not produce alcoholic beverages;

    3.   Do not own and/or operate casinos or manufacture gaming devices;

    4.   Do not produce pornographic materials;

    5. Do not produce nuclear weapons or guidance and/or delivery systems, specifically for nuclear weapons;

    6. By popular standards, maintain non-discriminatory employment practices throughout a company's facilities; and

    7. By popular standards, maintain environmental policies, practices and procedures which are currently acceptable, or which are exhibiting improvement.

     Because this fund invests in companies with socially responsible business practices, it has limitations that may have an adverse impact on performance. Alliance serves as the investment subadviser to the Socially Responsible Fund.


THE CONTRACT

CONTRACT OWNERS' RIGHTS

     A Contract may be issued under a retirement plan on a qualified basis as defined in the IRC. Qualified Contracts are subject to certain tax restrictions. See "Tax Consequences."

     To participate in a Qualified Plan, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC.

     Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary, to designate a payee and to agree to a modification of the Contract terms.

     This prospectus describes only the variable portions of the Contract. On the Annuity Date, the Contract Owner has certain rights to acquire fixed annuity options. See the Contract for details regarding fixed Annuity Payments.

PURCHASING THE CONTRACT

     The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contract may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of HMEC. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers. Sales commissions range from 1.00% to 11.00% of premium payments received.

     In order to purchase the Contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire. For a Contract issued pursuant to Section 403(b) of the IRC, the applicant must sign an acknowledgment of the IRC restrictions on withdrawals applicable to such contracts. For an IRA, Roth IRA, SIMPLE or a Contract issued under a SEP plan, the applicant must acknowledge receipt of the IRA disclosure form. For a 457(b) plan the employer will purchase the Contract on behalf of the employee. The employee will be required to complete an application and suitability form. The employee must also acknowledge receipt of the 457(b) disclosure form.

     Applications are to be sent to HMLIC's Home Office. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. The initial premium payment will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial premium payment, unless otherwise directed by the applicant.

PREMIUM PAYMENTS

     AMOUNT AND FREQUENCY OF PREMIUM PAYMENTS -- Premium payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. The minimum premium payment for your Contract is $300 annually. The minimum premium increase is $120 annually.

     The IRC limits the amounts which may be contributed to Qualified Plans. See "Tax Consequences -- Contract Owners -- Contribution Limitations and General Requirements Applicable to Qualified Contracts."

     ALLOCATION OF PREMIUM PAYMENTS -- All or part of the net premium payments made may be allocated to one or more Subaccounts. The minimum premium payment amount allocated to any Subaccount in any given contract year must equal or exceed $100. A request to change the allocation of premium payments will be effective on the first Valuation Date following receipt of the request by HMLIC's Home Office unless a future date is requested.

     ACCUMULATION UNITS AND ACCUMULATION UNIT VALUE -- Premium payments are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by net premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment by HMLIC. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges.

     Accumulation Units are valued on each Valuation Date. The Accumulation Unit Value for each Subaccount was determined for the date and for the value indicated below. The date for the Wilshire VIT Equity, Balanced, Income and Short-Term Investment Funds -- Horace Mann Shares refers to the date Wellington Management became their investment adviser.


                                                ACCUMULATION
SUBACCOUNT                            DATE       UNIT VALUE
----------                            ----      ------------
JPMorgan U.S. Large Cap
  Core Equity Portfolio             09/05/00    $     17.33
Fidelity VIP Growth &
  Income Portfolio SC 2             09/05/00          16.03
Wilshire 5000 Index
  Portfolio (Investment)            09/05/00          12.23
Fidelity VIP Index 500
  Portfolio SC 2                    09/05/00         171.04
Fidelity VIP Growth
  Portfolio SC 2                    09/05/00          53.82
AllianceBernstein Large Cap
  Growth Portfolio                  09/05/00          41.57
Wilshire Large Company
  Growth Portfolio (Investment)     09/05/00          46.36
Wilshire VIT Equity
  Fund -- Horace Mann Shares        11/01/89           7.11
Wilshire VIT Socially
  Responsible
  Fund -- Horace Mann Shares        03/10/97           9.85
Davis Value Portfolio               09/05/00    $     11.58
Wilshire Large Company
  Value Portfolio                   09/05/00          19.91
Dreyfus Investment Portfolio:
  Mid Cap Stock
  Fund -- Service Shares            06/01/04          15.91
Fidelity VIP Mid Cap
  Portfolio SC 2                    09/05/00          20.11
Rainier Small/Mid Cap
  Equity Portfolio                  09/05/00          30.39
Delaware VIP Growth
  Opportunities Series              06/01/04          14.24
Lord Abbett Insurance Series
  Growth/Opportunities              06/01/04          12.00
Putnam VT Vista Fund                09/05/00          25.13
Wells Fargo Advantage
  Discovery Fund                    09/05/00          35.99
Ariel Appreciation Fund             05/01/01          34.63
Goldman Sachs VIT Core
  Small Cap Equity Fund             06/01/04          12.99
Wells Fargo Advantage
  Opportunity Fund                  09/05/00          28.55
T. Rowe Price Small-Cap Stock
  Fund -- Advisor Class             09/05/00          26.99
Neuberger Berman Genesis
  Fund -- Advisor Class             09/05/00          15.84
Wilshire VIT Small Cap
  Growth
  Fund -- Horace Mann Shares        03/10/97           9.59
Credit Suisse Small Cap
  Growth Portfolio                  09/05/00          27.32
Delaware VIP Trend Series           06/01/04          28.47
Wilshire Small Company
  Growth Portfolio                  09/05/00          17.80
Ariel Fund                          05/01/01          34.01
T. Rowe Price Small-Cap
  Value Fund -- Advisor Class       09/05/00          20.52
Royce Capital Fund
  Small-Cap Portfolio               06/01/04           8.10
Wilshire Small Company
  Value Portfolio                   09/05/00          12.31
Wilshire VIT
  International Equity
  Fund -- Horace Mann Shares        03/10/97           9.74
Fidelity VIP Overseas
  Portfolio SC 2                    09/05/00          23.13
Wilshire VIT Balanced
  Fund -- Horace Mann Shares        11/01/89           6.71
Wilshire VIT Income
  Fund -- Horace Mann Shares        11/01/89           7.17
Wilshire VIT Short-Term
  Investment
  Fund -- Horace Mann Shares        11/01/89           6.99
Fidelity VIP High Income
  Portfolio SC 2                    09/05/00           9.77
Fidelity VIP Investment Grade
  Bond Portfolio SC 2               09/05/00          11.98

     The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

     - the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
     - plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
     - minus the dollar amount of the mortality and expense risk fee we deduct for each day in the Valuation Period;
     - divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

TRANSACTIONS

     TRANSFERS -- Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, subject to Contract limitations, prior to the Annuity Date. HMLIC reserves the right to limit transfers from the fixed account to the Subaccounts as follows:

     - No more than 25% of the fixed account can be transferred to the Subaccounts during a 365 day period.
     - Any request for a total transfer from the fixed account to the Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the final transfer.

     You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.

     A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (217) 527-2307, by telephoning
(217) 789-2500 or (800) 999-1030 (toll-free) or by accessing HMLIC's website at www.horacemann.com and looking in the "Retirement Planning" section.

     Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The request also must specify the Subaccounts from which and to which the transfer is to be made. Transfers are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office unless a future date is requested. See "Other Information -- Forms Availability."

     On and after June 1, 2004, no new transfers of money are allowed to the following Subaccounts:


     Wells Fargo Advantage Discovery Fund

     T. Rowe Price Small Cap Stock Fund

     Wells Fargo Advantage Opportunity Fund

     Credit Suisse Small Cap Growth Portfolio
     T. Rowe Price Small Cap Value Fund

     DOLLAR COST AVERAGING -- Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. You may transfer value from one existing investment option into as many as 10 other investment options. You may request dollar cost averaging by the same means as described above for transfers.

     The transfers will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If you should decide to cancel an existing dollar cost averaging program, you must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to
(217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section.

     Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

     On and after June 1, 2004, no new transfers of money are allowed to the following Subaccounts:


     Wells Fargo Advantage Discovery Fund

     T. Rowe Price Small Cap Stock Fund

     Wells Fargo Advantage Opportunity Fund

     Credit Suisse Small Cap Growth Portfolio
     T. Rowe Price Small Cap Value Fund

     REBALANCING -- Rebalancing is the periodic adjusting of investment option balances to maintain a preestablished asset allocation strategy. You may request a rebalancing of your portfolio either once or on a periodic basis.

     For periodic rebalancing requests, you may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. You may rebalance your portfolio value into as many as 10 other investment options. You may request rebalancing by the same means as described above for transfers.

     Rebalancing will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office. For periodic rebalancing requests, subsequent rebalancing of your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of your portfolio will be processed as of the 28th of the month. If you should decide to cancel an existing rebalancing program, you must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section.

     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

     On and after June 1, 2004, no new transfers of money are allowed to the following Subaccounts:


     Wells Fargo Advantage Discovery Fund

     T. Rowe Price Small Cap Stock Fund

     Wells Fargo Advantage Opportunity Fund

     Credit Suisse Small Cap Growth Portfolio
     T. Rowe Price Small Cap Value Fund

     CHANGES TO PREMIUM ALLOCATIONS -- A Contract Owner may elect to change the allocation of future net premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling
(800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner's name and Contract number and (3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. HMLIC reserves the right to restrict the minimum premium amount allocated to any Subaccount in any given Contract Year to $100. Changes in allocation instructions are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office. See "Other Information -- Forms Availability."

     On and after June 1, 2004, new Contracts may not have allocations to the following Subaccounts, and existing Contracts may not begin or increase allocations to the following Subaccounts:


     Wells Fargo Advantage Discovery Fund

     T. Rowe Price Small Cap Stock Fund

     Wells Fargo Advantage Opportunity Fund

     Credit Suisse Small Cap Growth Portfolio
     T. Rowe Price Small Cap Value Fund


     MARKET TIMING -- The Contracts and the Subaccounts are not designed for 'market timing' through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers of contract value among the Subaccounts. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds' investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to investors and their Contract performance.

     If HMLIC determines, in its sole discretion, that your transfer patterns among the Subaccounts reflect a market timing strategy, it will take action to protect the other investors and/or terminate the Contract. In making these determinations, we may consider the combined transfer activity of Contracts that we believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging method when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract.

     Such action will include requiring future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a period of time or for the duration of the Contract. If this restriction is imposed, we will reverse within one to two business days of any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal.

     If HMLIC determines that you are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify you in writing of any restrictions.

     The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that we will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.

     The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. Such policies and procedures may be more or less restrictive than HMLIC's policies and procedures. As a result, we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, we reserve the right to defer or restrict transfers at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds . The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.


     SURRENDER OR WITHDRAWAL BEFORE COMMENCEMENT OF ANNUITY PERIOD -- Values may not be withdrawn from Section 403(b) Contracts or 457(b) Contracts except under certain circumstances. See "Tax Consequences." However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner's interest in a Subaccount to less than $100.

     The surrender or partial withdrawal of Variable Cash Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid request for surrender or partial withdrawal in HMLIC's Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."

     A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, written request to HMLIC at its Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will be accepted if the proceeds are sent to the Contract Owner and the request is sent to (217) 527-2307. A surrender request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will not be accepted. See "Tax Consequences" and "Other Information -- Forms Availability."

     Partial withdrawals and surrenders will be processed either on a date specified by you in a request, provided the date specified occurs on or after receipt of the request at HMLIC's Home Office, or at the next computed value following receipt of a valid request at HMLIC's Home Office.

     For your protection, we will send a confirmation letter on all address changes. If you have requested an address change within 15 days prior to your surrender or withdrawal request, we will hold your request until we have acquired confirmation of the correct address. Upon receipt of your confirmation of the address, we will consider the surrender or withdrawal request to be received in good form.

     Surrenders and partial withdrawals from any variable Subaccount are subject to the Withdrawal Charges shown in the "Deductions and Expenses -- Withdrawal Charges" section.

     Withdrawal Charges are applied to the withdrawals based on the effective date of the Contract and not on the date the premium payment is paid.

     Any request for a partial withdrawal, where the withdrawal is subject to a Withdrawal Charge, will be increased by the amount of the Withdrawal Charge. For example, a request to withdraw $3,000 at a 4% Withdrawal Charge will require a withdrawal of $3,125. This withdrawal represents a cash distribution of $3,000 and a Withdrawal Charge of $125. Any taxes withheld will reduce the dollar amount of the distribution received.

     The Withdrawal Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of net premium(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner's Subaccount value is $12,000 and net premium payments to date equal $10,000 and the Contract Owner withdraws $2,000 (i.e., one sixth of the Subaccount value), then the Withdrawal Charge may not exceed 9% of $1,666.66 (one sixth of the premium payment(s) to which the withdrawal relates).

     If premium taxes are deducted prior to surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.

     If you request a partial withdrawal for hardship purposes from your 403(b) Contract or from your employer's 401(k) plan using the safe harbor regulations of the IRC, you may be suspended from making contributions to all other plans of your employer for six months. You should consult with your plan administrator for further guidance before making a hardship withdrawal. After the six-month period is completed, you may resume making contributions.

     DEFERMENT -- HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a valid request is received. However, determination of Contract value and processing the transaction may be deferred for (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any emergency period when it is not reasonably practicable to sell securities or fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account.

     CONFIRMATIONS -- HMLIC mails written confirmations of premium payments to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

     If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify

HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O.Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll free).

DEDUCTIONS AND EXPENSES

     ANNUAL MAINTENANCE FEE -- An annual maintenance fee of no more than $25 is deducted from each Contract on the Contract anniversary date. This fee will be waived if the Contract value equals or exceeds $10,000 at the time the fee is assessed.

     We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when Annuity Payments begin.

     The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such fee and assumes the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract.

     MORTALITY AND EXPENSE RISK FEE ("M&E FEE") -- For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.

     WITHDRAWAL CHARGES -- Withdrawals may not be made from Section 403(b) or 457(b) Contracts except under certain circumstances. (See "Tax Consequences.") However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Withdrawal Charges for your Contract are:

                                   PERCENTAGE OF
        DURING CONTRACT YEAR     AMOUNT WITHDRAWN
        --------------------     ----------------
                  1                     9%
                  2                     8%
                  3                     7%
                  4                     6%
                  5                     5%
                  6                     4%
                  7                     3%
                  8                     2%
                  9                     1%
             Thereafter                 0%

     For further information regarding surrender or partial withdrawals see "Surrender or Withdrawal Before Commencement of Annuity Period." HMLIC reserves the right to waive either a portion or the whole Withdrawal Charge in some situations. In some situations, you may make a withdrawal with no Withdrawal Charge. Please see your Contract for further details.

     OPERATING EXPENSES OF THE UNDERLYING FUNDS -- There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund's prospectus.

     PREMIUM TAXES -- Certain state and local governments levy a premium tax, currently between 0 and 3.5%, on the amount of premium payments made under this Contract. The premium tax, if any, is deducted when premium payments are received.

DEATH BENEFIT PROCEEDS

     If a Contract Owner dies before the Annuity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate or other satisfactory evidence of death and a completed claimant's statement.

     If there have been no previous withdrawals or loans the death benefit is the greater of:

    1.   the Total Accumulation Value; or

    2.   the Net Premium paid to HMLIC.

     If withdrawals or loans have been taken the death benefit is the greater of:

    1.   the Total Accumulation Value; or

    2. the Net Premium paid to HMLIC, less the Net Premium attributable to both withdrawals and any outstanding loan balance.

     For example, if a Contract Owner's Total Accumulation Value is $8,000 and the Net Premium paid to date equals $10,000 and the Contract Owner withdraws $4,000 (50% of the Total Accumulation Value), then the death benefit would be the greater of the Total Accumulation Value ($4,000) or 50% of the Net Premium ($5,000).

     All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under "Annuity Payments -- Annuity Payment Options." If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate. Any part of a Contract Owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.

ANNUITY PAYMENTS

     The Contract provides for fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a properly completed request form must be received by HMLIC's Home

Office. The request will be processed so that the Annuity Payments begin as of the first of the month following the month of receipt unless a later date is requested and approved by HMLIC. If a fixed payment option is elected, the Separate Account value will be transferred to the fixed account on the date the request is received in HMLIC's Home Office. In addition, if a Variable payment is elected, any money in the fixed account will be transferred to the Separate Account on the date we receive the request in HMLIC's Home Office. Your premium payment allocation(s) will be changed to the fixed account or Separate Account, depending on the payment option elected. Not all Subaccount(s) may be available for annuity payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. See "Other Information -- Forms Availability" and "Tax Consequences."

     In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments are paid in monthly, quarterly, semiannual and annual installments. Variable Annuity Payments are paid only on a monthly basis. If the Contract value to be applied under any one fixed or variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Contract value may be paid in a lump sum.

ANNUITY PAYMENT OPTIONS

     The following Annuity Payment options are available on a variable basis unless otherwise stated.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 0, 10, 15 OR 20 YEARS -- These options guarantee Annuity Payments for the lifetime of the Annuitant. If a guaranteed period is selected (10, 15 or 20 years) and the Annuitant dies before the end of the period, Annuity Payments are guaranteed until the end of the period selected. If neither the Contract Owner nor any beneficiaries are living at the time of the Annuitant's death, the present value, if any, of the remaining guaranteed period payments will be paid in a single sum to the estate of the Contract Owner. Under the life payments guaranteed for 0 years option, it is possible that only one Annuity Payment may be made if the Annuitant's death occurred before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. The Contract Owner cannot make unscheduled withdrawals or change to another option after the first Annuity Payment has been made. Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.

     If HMLIC does not receive written election of an annuity option from the Contract Owner at least 30 days prior to the Annuity Date, the annuity option will be Life Annuity with Payments Guaranteed for 10 years.

     JOINT AND SURVIVOR ANNUITY -- This option provides Annuity Payments based upon the age and sex of two Annuitants and upon the specific survivor option selected. The available survivor options are to pay during the lifetime of the survivor: 1) 50%; 2) 66?%; or 3) 100% of the Annuity Payments paid or the number of Annuity Units while both Annuitants were living. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected. The Annuity Payments cease after the last payment paid prior to the survivor's death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. The Contract Owner cannot make unscheduled withdrawals or change to another income option after the first Annuity Payment has been made.

     INCOME FOR FIXED PERIOD -- This option provides Annuity Payments for a fixed period not less than five years nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Annuitant as defined by the IRC. Upon the Annuitant's death, the Contract Owner will be paid the remaining Annuity Payments due, if any. If neither the Contract Owner nor any beneficiaries are living at the time of the Annuitant's death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Contract Owner. This option is available on a fixed payment basis only.

     OTHER INCOME OPTIONS -- If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:

    a) receive the proceeds in a lump sum less any applicable Withdrawal Charges, or

    b) leave the Contract with HMLIC and receive the value under the required minimum distribution requirements of IRC Section 401(a)(9), see "Required Minimum Distributions," or

    c)   elect any other option that HMLIC makes available.

AMOUNT OF FIXED AND VARIABLE ANNUITY PAYMENTS

     In general, the dollar amount of Annuity Payments under the Contract depends on Contract value. Contract value equals the value of the fixed portion of the Contract plus the value of each Subaccount. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.

     Contract value may be more or less than the amount of net premium payments allocated to the Contract.

     FIXED ANNUITY PAYMENTS -- The amount of each payment under a fixed Annuity Payment option is determined as described in the Contract. These guaranteed payments will not change regardless of investment, mortality or expense experience. Higher Annuity Payments may be made at the sole discretion of HMLIC.

     VARIABLE ANNUITY PAYMENTS -- The amount of the first monthly Variable Annuity Payment is determined as described in the Contract. The income option payments vary with the form of income option payment selected and adjusted age of the Annuitant(s).

     The first monthly Variable Annuity Payment is used to calculate the number of Annuity Units for each subsequent monthly Annuity Payment. The number of Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. Under that option, the number of Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

     The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Annuity Units by the applicable Annuity Unit Value at the date of payment.

     ASSUMED INTEREST RATE -- The assumed interest rate for this Contract is 2%. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.

     ANNUITY UNIT VALUE -- The Annuity Unit Value for the Wilshire VIT Equity Fund -- Horace Mann Shares, Wilshire VIT Balanced Fund -- Horace Mann Shares and Wilshire VIT Income Fund -- Horace Mann Shares Subaccounts was set at $10.00 as of the date amounts first were allocated to provide Annuity Payments. The Annuity Unit Value for the Wilshire VIT Short-Term Investment Fund was established at $10.00 on July 1, 2004. The Annuity Unit Value for all other Subaccounts was established at $10.00 on March 1, 2005.

    - The current Annuity Unit Value is equal to the prior Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.

    - If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

MISSTATEMENT OF AGE OR SEX

     If the age or sex of the Annuitant has been misstated, any Annuity Payment amount shall be adjusted to reflect the correct information. Any overpayments that have been made will be deducted from future payments, including interest of 2% per year. Any underpayments including 2% interest will be paid in one sum to the Contract Owner if living, otherwise to the beneficiary.

MODIFICATION OF THE CONTRACT

     The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

     HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their net premium payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then
(i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.

TAX CONSEQUENCES

OTHER CONSIDERATIONS

     This discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The rules governing the provisions of annuity contracts and qualified plans are extremely complex, often difficult to comprehend and may be changed at any time. The discussion does not address special rules, prior tax laws or state tax laws. In addition, many of the provisions, including contribution limitations, enacted by the Economic Growth and Tax Relief Reconciliation Act of 2001 are sunsetted or repealed in 2011 unless extended or made permanent. A Contract Owner or a prospective Contract Owner considering adoption of or purchase of an annuity contract for a qualified plan should first consult with a qualified and competent tax adviser before taking any action that could have tax consequences.

SEPARATE ACCOUNT

     The operations of the Separate Account form part of the operations of HMLIC; however, the IRC provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a full or partial withdrawal is made.

CONTRACT OWNERS

CONTRIBUTION LIMITATIONS AND GENERAL REQUIREMENTS APPLICABLE TO QUALIFIED CONTRACTS

     The tax rules applicable to participants in a Qualified Plan (as defined in this prospectus) vary according to the type of plan and according to the terms and conditions of the specific plan. The information provided here regarding the tax consequences of Qualified Plans is intended to be only general in nature. You should consult with your tax adviser for the application of these rules to your specific facts before purchasing an annuity Contract for a Qualified Plan.

     Contributions under Qualified Plans may be either excludable from income if made through a salary reduction agreement or deductible from gross income with the exception of Roth IRAs. Salary reduction contributions are subject to limitations imposed by the IRC. Any contributions allowed to be made by the employer other than through salary reduction agreements are generally subject to additional limitations and are not discussed here. Further, contributions and investment earnings credited to the Contract Owner's account are generally not taxable until such amounts are distributed as defined by the IRC. Purchasing a Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage to that already available through the Qualified Plan.

     SECTION 403(b) TAX-DEFERRED ANNUITY -- A Section 403(b) tax-deferred (or tax-sheltered) annuity Contract is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Salary reduction contributions are limited to the lesser of $14,000 in 2005 ($15,000 in 2006) or 100% of income. Additional catch-up amounts, $4,000 in 2005 ($5,000 in 2006) may be contributed if the Contract Owner is age 50 or older. An additional special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Both the maximum salary reduction contribution and additional amount if you are age 50 or older continue to increase after 2006. Employer contributions are allowed with additional limitations under the Qualified Plan rules. Contributions and earnings are not included in the Annuitant's income until distributed. Distributions from Section 403(b) annuities generally cannot be made until the Annuitant attains age
59 1/2. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. Section 403(b) annuity Contract accumulations may be eligible for a tax-free rollover or transfer to another Section 403(b) annuity Contract or an eligible Qualified Plan. Section 403(b) annuities are subject to the required minimum distributions rules.

     SECTION 408 IRA -- Annual contributions (other than rollover contributions) to an IRA are limited to $4,000 for 2005. Additional catch-up contributions of $500 may be made if the Contract Owner is age 50 or older ($1,000 for 2006). Contribution limits to an IRA are reduced if contributions are also made to a Roth IRA. Contributions cannot be made after age 70 1/2 (this limitation does not apply to Roth IRAs). The amount of any annual contribution that will be deductible from gross income is based upon the individual's compensation, coverage under a retirement plan and marital status. For 2005, if the owner of the IRA Contract is covered by another Qualified Plan the deduction phases out when adjusted gross income ("AGI") is between $50,000 and $60,000 for single filers and between $70,000 and $80,000 for married individuals filing jointly. If the owner is not covered by a Qualified Plan but the owner's spouse is, the deduction phases out when AGI is between $150,000 and $160,000. IRA accumulations may be eligible for a tax-free rollover or transfer to another IRA or eligible Qualified Plan. IRAs are subject to required minimum distribution rules.

     SIMPLIFIED EMPLOYEE PENSION (SEP) -- If the contract is used for a SEP IRA plan and the Contract Owner has elected to make IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $14,000 for 2005. The additional catch-up amount if the individual is age 50 or older also applies, $4,000 for 2005 ($5,000 in 2006). Employer contributions are allowed subject to additional limitations and must be coordinated with other Qualified Plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and required minimum distribution rules apply the same as for IRAs.

     SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE IRA) -- If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $10,000 for 2005. As with IRAs, additional contributions are allowed for individuals age 50 and older, $2,000 for 2005 ($2,500 for 2006). Employer contributions are also required and are coordinated with the elective deferral limitations of other Qualified Plans. Rollover rules are similar to IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required minimum distribution rules apply the same as those for IRAs.

     ROTH IRAs -- Annual contributions to a Roth IRA are limited to $4,000 for 2005 for both the individual and the spouse. This amount has additional limitations based upon the Contract Owner's income and marital status. The annual contribution maximum is phased out when AGI is between $95,000 and $110,000 for single taxpayers and those taxpayers filing Head of Household, between $150,000 and $160,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separate. Contributions to an IRA are coordinated with Roth IRA contributions. An additional catch-up contribution is allowed if the individual is age 50 or older of $500 for 2005 ($1,000 for 2005). Contributions to a Roth IRA are not deductible and if the Contract has been in existence for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59 1/2 or becoming disabled). IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) can generally be rolled over or converted to a Roth IRA if the Contract Owner's AGI is $100,000 or less and the Contract Owner is not married filing a separate return. However, the converted amount is includable in income in the year of conversion. Roth IRAs are not subject to the required minimum distribution rules.

     SECTION 457(b) ELIGIBLE GOVERNMENTAL PLAN -- A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $14,000 for 2005 ($15,000 for 2006) or 100% of includable compensation. Additional catch-up amounts may be contributed if the Contract Owner is age 50 or older of $4,000 for 2005 ($5,000 for 2006). A special catch-up contribution is allowed in the last three years of employment before attaining normal retirement age. Contributions and earnings are not included in the Annuitant's income until distributed. Distributions are not generally allowed until the employee reaches age 70 1/2 except for severance from employment or for an unforeseeable emergency or severe financial hardship. Section 457(b) annuity Contract accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or an eligible Qualified Plan. Section 457(b) annuity Contracts are subject to the required minimum distribution rules.

     SECTION 401 -- Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must: meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for purposes other than the exclusive benefit of the plan participant and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis.

     ROLLOVERS -- A rollover, direct rollover or trustee-to-trustee transfer is a tax-free transfer of a distribution from a Qualified Plan to an eligible retirement plan. Distributions that are properly rolled over or transferred are not includable in income until they are ultimately paid out of the Contract. A
Section 401 plan can be rolled over or transferred to another Section 401 plan, an IRA, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan. An IRA can be rolled over or transferred to another IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan. A Section 403(b) tax-deferred annuity can be rolled over or transferred to an IRA, a
Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan. In all cases the eligible
Section 457 plan must separately account for amounts rolled over or transferred from other non-Section 457 plans.

     For a Section 403(b) annuity only amounts eligible for distribution can be rolled over. However, amounts may be transferred between tax-deferred annuities if the requirements of Revenue Ruling 90-24 are met. A SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over or transferred tax-free to an IRA, a qualified Section 401 plan, a Section 403(b) plan or a Section 457 plan. A Roth IRA can generally only be rolled over to another Roth IRA. If certain requirements are met, it may be possible to recharacterize a Roth IRA contribution as an IRA contribution.

TAXATION OF CONTRACT BENEFITS

     Amounts contributed through salary reduction, employer contributions or deductible amounts in the case of IRAs are not taxed at the time of contribution. Earnings are also not taxed as they accumulate within the annuity Contract. Except for qualified distributions from Roth IRAs or after-tax contributions, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the IRC.

     Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 401 and 403(b) plans will not be treated as distributions if the terms require repayment within five years (except loans to acquire a home); the loans have substantially level payments over the term of the loan; the loans do not exceed $50,000 and the loans are evidenced by a legally enforceable agreement. Loans are not allowed for IRAs.

     Qualified distributions from a Roth IRA are not taxable. A qualified distribution is any distribution made at least five years after issuance of the owner's first Roth IRA and made after attainment of age 59 1/2; as the result of death or disability; or as a qualified first-time homebuyer distribution.

ADDITIONAL TAXES

PREMATURE DISTRIBUTION TAX

     An additional tax (penalty tax) will apply to premature distributions from a Qualified Plan. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of IRAs to Roth IRAs and distributions from Section 457 plans. Certain payments may be exempt from the penalty tax depending on the type of Qualified Plan such as payments made: 1) after age 59 1/2, 2) as the result of death or disability, 3) that are part of a series of substantially equal periodic payments over the life expectancy of the owner or the joint lives of the owner and beneficiary, 4) after separation from service and attainment of age 55, 5) for medical care, 6) under a qualified domestic relations order (QDRO) and 7) to correct excess contributions or elective deferrals. If the Contract is an IRA or Roth IRA exception 4) listed above does not apply. In addition, for an IRA or Roth IRA there are additional exceptions, which include payments made: 1) for reimbursement of health insurance while the Contract Owner was unemployed, 2) for qualified education expenses and 3) for a qualified first-time home purchase.

     REQUIRED MINIMUM DISTRIBUTION TAX -- If the amount distributed from a Qualified Plan is less than the required minimum distribution for the year (discussed below), the Contract Owner is generally subject to a non-deductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

     REQUIRED MINIMUM DISTRIBUTIONS -- The Contract Owner of all Qualified Plans except Roth IRAs is generally required to take certain required minimum distributions during the Contract Owner's life and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner's death.

     The Contract Owner must take the first required distribution by the required beginning date and subsequent required distributions by December 31 of each year thereafter. Payments must be made over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for IRAs, SEPs and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. The required beginning date for Section 403(b) annuities and Section 457 plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2 or retires.

     Upon the death of the Contract Owner, the beneficiary must take distributions under one of the following two rules.

     1. If the Contract Owner dies on or after the required beginning date and has designated a beneficiary, any remaining balance must be distributed over the longer of the remaining life expectancy of the Contract Owner's designated beneficiary or the remaining life expectancy of the Contract Owner. If there is no designated beneficiary as of the date for determining a designated beneficiary, distributions shall continue over the remaining life expectancy of the Contract Owner.

     2. If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner's death. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Contract Owner's death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 70 1/2 or roll over the Contract to an IRA or any other eligible retirement plan.

     WITHHOLDING -- Mandatory federal income tax is generally required to be withheld at the rate of 20% on distributions from Qualified Plans. Exceptions to this rule include: distributions from IRAs or Roth IRAs; a direct rollover or direct transfer to an eligible retirement plan; periodic payments over the Contract Owner's life expectancy or the joint life expectancy of the Contract Owner and the beneficiary; periodic payments over a ten-year period; required minimum distributions; and hardship distributions.

     For all amounts not subject to the mandatory 20% withholding except Roth IRAs, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding. For all other payments withholding is at a rate of 10%. HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.

VOTING RIGHTS

     Unless otherwise restricted by the plan under which a Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

     The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the meeting. Shares for which no instructions are received are voted in the same proportion as the shares for which instructions have been received. Any Underlying Fund shares attributable to investment by HMLIC will be voted in proportion to the vote by Contract Owners who have Separate Account units. Contract Owners receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares.

OTHER INFORMATION

     LEGAL PROCEEDINGS -- There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. HMLIC is engaged in various kinds of routine litigation that, in HMLIC's judgment, are not material to its financial condition. None of this litigation relates to the Separate Account.

     REGISTRATION STATEMENT -- A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Contract. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. Statements contained in this prospectus as to the content of the Contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to these instruments as filed.

     COMMUNICATIONS TO CONTRACT OWNERS -- To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030 (toll-free).

     HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner's last known state of residence in accordance with the state's abandoned property laws.

     CONTRACT OWNER INQUIRIES -- A toll-free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

     FORMS AVAILABILITY -- Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030.

     NASD REGULATION'S PUBLIC DISCLOSURE PROGRAM -- Information about HM Investors and your agent is available from the NASD at www.nasd.com or by calling (800) 289-9999 (toll-free).

ADDITIONAL INFORMATION

     A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:

TOPIC                                        PAGE
-----                                        ----
General Information and History               2
Underwriter                                   2
Financial Statements                          2

     To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030
(toll-free).

     HORACE MANN LIFE INSURANCE COMPANY
     P.O. BOX 4657
     SPRINGFIELD, ILLINOIS 62708-4657

Please provide free of charge the following information:

_____ Statement of Additional Information dated May 2, 2005 for the Separate Account

Please mail the above document to:

_______________________________________
(Name)

_______________________________________
(Address)

_______________________________________
(City/State/Zip)

PROSPECTUS

NON-QUALIFIED VARIABLE DEFERRED ANNUITY CONTRACT


VARIABLE SOLUTIONS


HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

MAY 2, 2005

NON-QUALIFIED VARIABLE DEFERRED ANNUITY CONTRACT ISSUED BY HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
FLEXIBLE PREMIUM CONTRACT FOR INDIVIDUALS

     This prospectus offers a Variable, non-qualified annuity Contract to individuals. The Contract is issued by Horace Mann Life Insurance Company ("HMLIC") as a flexible premium Contract. Amounts transferred to the HMLIC Separate Account as directed by a Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as Variable investment options). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:

Large Company Stock Funds
     Large Blend
          JPMorgan U.S. Large Cap Core Equity Portfolio
          Fidelity VIP Growth & Income Portfolio SC 2
          Fidelity VIP Index 500 Portfolio SC 2
     Large Growth
          Fidelity VIP Growth Portfolio SC 2

          AllianceBernstein Large Cap Growth Portfolio

     Large Value
          Wilshire VIT Equity Fund -- Horace Mann Shares
          Wilshire VIT Socially Responsible Fund -- Horace Mann Shares
          Davis Value Portfolio
Mid-Size Company Stock Funds
     Mid Blend
          Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares Fidelity VIP Mid Cap Portfolio SC 2
     Mid Growth
          Delaware VIP Growth Opportunities Series
          Lord Abbett Insurance Series Growth/Opportunities
          Putnam VT Vista Fund (IB Shares)

          Wells Fargo Advantage Discovery Fund

     Mid Value

          Wells Fargo Advantage Opportunity Fund

Small Company Stock Funds
     Small Blend
          Goldman Sachs VIT Core Small Cap Equity Fund
     Small Growth
          Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares Credit Suisse Small Cap Growth Portfolio
          Delaware VIP Trend Series
     Small Value
          Royce Capital Fund Small-Cap Portfolio
International Stock Funds
          Wilshire VIT International Equity Fund -- Horace Mann Shares Fidelity VIP Overseas Portfolio SC 2
Balanced Fund
          Wilshire VIT Balanced Fund -- Horace Mann Shares
Bond Funds
          Wilshire VIT Income Fund -- Horace Mann Shares
          Wilshire VIT Short-Term Investment Fund -- Horace Mann Shares Fidelity VIP High Income Portfolio SC 2
          Fidelity VIP Investment Grade Bond Portfolio SC 2


     This prospectus sets forth the information an investor should know before investing and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 2, 2005. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears on page 23 of this prospectus.


     The Securities and Exchange Commission maintains a website
(http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                       THE CONTRARY IS A CRIMINAL OFFENSE.

     THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF OR GUARANTEED BY ANY
  BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL
                                AMOUNT INVESTED.

                   The date of this prospectus is May 2, 2005.

TABLE OF CONTENTS


                                                                                      PAGE
                                                                                      ----
DEFINITIONS                                                                              3
SUMMARY                                                                                  4
TABLE OF ANNUAL OPERATING EXPENSES                                                       6
CONDENSED FINANCIAL INFORMATION                                                          7
HORACE MANN LIFE INSURANCE COMPANY, THE SEPARATE ACCOUNT AND THE UNDERLYING FUNDS       11
     Horace Mann Life Insurance Company                                                 11
     The Separate Account                                                               11
     The Underlying Funds                                                               11
THE CONTRACT                                                                            14
     Contract Owners' Rights                                                            14
     Purchasing the Contract                                                            15
     Premium Payments                                                                   15
          Amount and Frequency of Premium Payments                                      15
          Allocation of Premium Payments                                                15
          Accumulation Units and Accumulation Unit Value                                15
     Transactions                                                                       16
          Transfers                                                                     16
          Dollar Cost Averaging                                                         16
          Rebalancing                                                                   17
          Changes to Premium Payment Allocations                                        17
          Market Timing                                                                 17
          Surrender or Withdrawal Before Commencement of Annuity Period                 18
          Deferment                                                                     18
          Confirmations                                                                 18
     Deductions and Expenses                                                            19
          Annual Maintenance Fee                                                        19
          Mortality and Expense Risk Fee                                                19
          Withdrawal Charges                                                            19
          Operating Expenses of the Underlying Funds                                    19
          Premium Taxes                                                                 19
     Death Benefit Proceeds                                                             19
     Annuity Payments                                                                   19
     Annuity Payment Options                                                            20
     Amount of Fixed and Variable Annuity Payments                                      20
     Misstatement of Age or Sex                                                         21
     Modification of the Contract                                                       21
TAX CONSEQUENCES                                                                        22
     Other Considerations                                                               22
     Separate Account                                                                   22
     Contract Owners                                                                    22
          Contributions                                                                 22
          Distributions Under Non-Qualified Contracts                                   22
          Contracts Owned by Non-Natural Persons                                        22
          Exchanges                                                                     22
          Distribution at Death Rules                                                   22
          Premature Distribution Tax                                                    22
          Withholding                                                                   23
VOTING RIGHTS                                                                           23
OTHER INFORMATION                                                                       23
ADDITIONAL INFORMATION                                                                  23


     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACT OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

DEFINITIONS

     ACCUMULATION UNIT: A unit of measurement used to determine the value of a Contract Owner's interest in a Subaccount before Annuity Payments begin.

     ACCUMULATION UNIT VALUE: The value of an Accumulation Unit on any Valuation Date.

     ANNUITANT: The natural person whose life determines the Annuity Payments made under this contract.

     ANNUITY DATE: The date Annuity Payments begin. The individual Contract offered by this prospectus describes the criteria for determining Annuity Dates.

     ANNUITY PAYMENTS: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be equal in amount throughout the annuity period. A fixed annuity does not participate in the investment experience of any Subaccount. A Variable annuity provides a series of payments that vary in amount.

     ANNUITY PERIOD: The period during which Annuity Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

     ANNUITY UNIT: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

     ANNUITY UNIT VALUE: The value of an Annuity Unit on any Valuation Date.

     CONTRACT: The individual flexible premium deferred Variable annuity Contract this prospectus offers.

     CONTRACT OWNER: The individual or entity to whom the Contract is issued.

     CONTRACT YEAR: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of this date.

     FIXED CASH VALUE: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.

     MUTUAL FUND(S): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.

     NET PREMIUM: The balance of each premium payment received by HMLIC after deducting any applicable premium taxes.

     SEPARATE ACCOUNT: The Horace Mann Life Insurance Company Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.

     SUBACCOUNT: A division of the Separate Account which invests in shares of the corresponding Underlying Fund.

     TOTAL ACCUMULATION VALUE: The sum of the Fixed Cash Value and the Variable Cash Value prior to the time Annuity Payments begin.

     UNDERLYING FUNDS: All Mutual Funds listed in this document that are available for investment by the Separate Account.

     VALUATION DATE: Any day on which the New York Stock Exchange ("NYSE") is open for trading. The Valuation Date ends at 3:00 p.m. Central time or the close of the NYSE if earlier.

     VALUATION PERIOD: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

     VARIABLE: The values vary based on the investment performance of the Subaccount(s) selected.

     VARIABLE CASH VALUE: The dollar value of the Separate Account investment options under the Contract prior to the time Annuity Payments begin.

     WITHDRAWAL CHARGE: Also called a "contingent deferred sales charge." An amount kept by HMLIC if a withdrawal is made, if the Contract is surrendered or upon certain annuitizations. The charge is intended to compensate HMLIC for the cost of selling the Contract.

SUMMARY

     This summary is intended to provide a brief overview of the more significant aspects of the Contract. Further information can be found in this prospectus, in the Separate Account Statement of Additional Information and in the Contract. This prospectus is intended to serve as a disclosure document for the Variable portion of the Contract only. For information regarding the fixed portion, refer to the Contract.

     Detailed information about the Underlying Funds is contained in each Underlying Fund's prospectus and in each Underlying Fund's Statement of Additional Information.

     The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund's Prospectus.

WHAT IS THE "SEPARATE ACCOUNT?"

     The Separate Account segregates assets dedicated to the variable portion of the Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

WHO MAY PURCHASE THE CONTRACT OFFERED BY THIS PROSPECTUS?

     Individuals may purchase the Variable flexible premium annuity. The Contract offered by this prospectus is designed to provide non-qualified retirement annuities.

     The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("HM Investors"). In addition, the Contract may be offered and sold through independent agents and other broker/dealers. HM Investors is a broker/dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of the NASD.

WHAT ARE MY INVESTMENT CHOICES?

     You may have money allocated to or invested in up to 24 Subaccounts and/or the fixed account at any one time.

     (a)  SEPARATE ACCOUNT

     Includes Subaccounts each of which invests in one of the following Underlying Funds:

LARGE COMPANY STOCK FUNDS
     Large Blend
          JPMorgan U.S. Large Cap Core Equity Portfolio
          Fidelity VIP Growth & Income Portfolio SC 2
          Fidelity VIP Index 500 Portfolio SC 2

     Large Growth
          Fidelity VIP Growth Portfolio SC 2

          AllianceBernstein Large Cap Growth Portfolio


     Large Value
          Wilshire VIT Equity Fund -- Horace Mann Shares
          Wilshire VIT Socially Responsible Fund -- Horace Mann Shares Davis Value Portfolio

MID-SIZE COMPANY STOCK FUNDS
     Mid Blend
          Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares Fidelity VIP Mid Cap Portfolio SC 2

     Mid Growth
          Delaware VIP Growth Opportunities Series
          Lord Abbett Insurance Series Growth/Opportunities
          Putnam VT Vista Fund (IB Shares)

          Wells Fargo Advantage Discovery Fund(1)


     Mid Value

          Wells Fargo Advantage Opportunity Fund(1)


SMALL COMPANY STOCK FUNDS
     Small Blend
          Goldman Sachs VIT Core Small Cap Equity Fund

     Small Growth
          Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares Credit Suisse Small Cap Growth Portfolio(1)
          Delaware VIP Trend Series

     Small Value
          Royce Capital Fund Small-Cap Portfolio

INTERNATIONAL STOCK FUNDS
          Wilshire VIT International Equity Fund -- Horace Mann Shares Fidelity VIP Overseas Portfolio SC 2

BALANCED FUND
          Wilshire VIT Balanced Fund -- Horace Mann Shares

BOND FUNDS
          Wilshire VIT Income Fund -- Horace Mann Shares
          Wilshire VIT Short-Term Investment Fund -- Horace Mann Shares Fidelity VIP High Income Portfolio SC 2
          Fidelity VIP Investment Grade Bond Portfolio SC 2

(1) On and after June 1, 2004, new Contracts may not have allocations to these Subaccounts, and existing Contracts may not begin or increase allocations to these Subaccounts or start any new transfers of money to these Subaccounts.

     (b)  FIXED ACCOUNT (SEE THE CONTRACT)

WHEN CAN I TRANSFER BETWEEN ACCOUNTS?

     At any time before the Contract's Annuity Date, amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract. For complete details see "The Contract -- Transactions -- Transfers."

MAY I WITHDRAW ALL OR PART OF THE CONTRACT VALUE BEFORE THE ANNUITY DATE?

     Unless restricted by the Internal Revenue Code of 1986, as amended ("IRC"), a Contract Owner may at any time before the Annuity Date surrender his or her Contract in whole or withdraw in part for cash. Each surrender or partial withdrawal from the Variable Cash Value is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Withdrawal Charges as described in "Deductions and Expenses -- Withdrawal Charges." For information specific to a withdrawal of the Fixed Cash Value, see your Contract.

WHAT ARE THE CHARGES OR DEDUCTIONS?

     The Contract may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.

     A mortality and expense risk fee (M&E Fee), is deducted from the Separate Account. This fee is computed on a daily basis and will not exceed an annual rate of 1.25% of the daily net assets of the Separate Account.

     A fixed annual maintenance fee that may not exceed $25 is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived.

     No deduction for sales expense is charged on premium payments, but a decreasing Withdrawal Charge is assessed against surrenders, withdrawals and certain annuitizations. The charge is deducted from the Contract Owner's value in the Subaccount(s) from which the withdrawal is made. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."

WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THIS CONTRACT?

     The IRC provides penalties for premature distributions under various retirement plans. See "Tax Consequences." This Contract may not be suitable for short-term investment. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."

IF I RECEIVE MY CONTRACT AND AM DISSATISFIED, MAY I RETURN IT?

     Subject to various state insurance laws, the Contract Owner may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund the greater of the premium contributions or the market value of the assets purchased by payments paid to the Separate Account as of the date the request was received less any taxes, if applicable.

WHEN CAN I BEGIN RECEIVING ANNUITY PAYMENTS, AND WHAT OPTIONS ARE AVAILABLE?

     Payments will begin on the Annuity Date set by the terms of your Contract. Variable Annuity Payments are made in monthly installments. Various Annuity Payment options are available under the Contract.

     Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. The following options are available for receiving Annuity
Payments:

     Life Annuity with payments guaranteed for periods of 0, 10, 15 or 20 years, Joint and Survivor Annuity and Payments for a Specified Period.

TABLE OF ANNUAL OPERATING EXPENSES

     The following tables describe the maximum fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract or transfer cash value between investment options. State premium taxes may also be deducted.

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
CONTRACT OWNER TRANSACTION EXPENSES:(1)

Surrender Fees (as a percentage of amount surrendered, if applicable)                9%

(1) Premium taxes, currently ranging between 0% and 3.5%, are not included. The rate of the premium tax varies depending upon the state of residence, and not all states impose premium taxes. Taxes are deducted at the time of purchase.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

Annual Contract Fee(1)                                                          $   25
Separate Account Annual Expenses (as a percentage of average account value)
     Mortality and Expense Risk Fees                                              1.25%
     Account Fees and Expenses                                                       0%
Total Separate Account Annual Expenses                                            1.25%

(1) The annual contract fee is waived if the Contract value equals or exceeds $10,000.


     We guarantee that the aggregate surrender fee charged will never exceed 9% of your total purchase payments.


     The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund.


TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES                                 MINIMUM       MAXIMUM
-----------------------------------------------                                 -------       -------
 (expenses that are deducted from Underlying Fund assets, including management
 fees, distribution and/or service (12b-1) fees and other expenses)                0.35%         1.86%


EXAMPLE

     This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other Variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Underlying Fund fees and expenses.


     The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Underlying Funds as of December 31, 2004. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


     If you surrender or annuitize your Contract at the end of the applicable time period:


        1 YEAR           3 YEARS            5 YEARS          10 YEARS
        ------           -------            -------          --------
       $ 1,253           $ 1,711            $ 2,178          $  3,381


     If you do NOT surrender or annuitize your Contract at the end of the applicable time period:


        1 YEAR           3 YEARS            5 YEARS          10 YEARS
        ------           -------            -------          --------
        $  336           $   975            $ 1,634          $  3,381

CONDENSED FINANCIAL INFORMATION

     The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Equity Fund -- Horace Mann Shares commenced operations on May 21, 1957. The Wilshire VIT Balanced Fund -- Horace Mann Shares, Income Fund and Short-Term Investment Fund each commenced operations on January 1, 1983. The Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares, Wilshire VIT International Equity Fund -- Horace Mann Shares and Wilshire VIT Socially Responsible Fund -- Horace Mann Shares each commenced operations on March 10, 1997. The Delaware VIP Growth Opportunities Series, Lord Abbett Insurance Series Growth/Opportunities, Delaware VIP Trend Series, Goldman Sachs VIT Core Small Cap Equity Fund, Royce Capital Fund Small-Cap Portfolio and Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares were added to the Separate Account on June 1, 2004. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000.


                                                                                                  # ACCUMULATION
                                                                 ACCUMULATION     ACCUMULATION         UNITS
                                                                  UNIT VALUE       UNIT VALUE       OUTSTANDING
                                                       YEAR      BEGINNING OF        END OF           END OF
SUBACCOUNT                                            ENDED         PERIOD           PERIOD           PERIOD
----------                                           --------   --------------   --------------   --------------
JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO        12/31/04   $        12.22   $        13.22        1,143,649
                                                     12/31/03             9.65            12.22          915,270
                                                     12/31/02            12.97             9.65          690,067
                                                     12/31/01            14.90            12.97          431,258
                                                     12/31/00            17.33*           14.90          123,796

FIDELITY VIP GROWTH & INCOME PORTFOLIO SC 2          12/31/04   $        13.69   $        14.27          757,537
                                                     12/31/03            11.23            13.69          535,029
                                                     12/31/02            13.67            11.23          357,213
                                                     12/31/01            15.20            13.67          230,640
                                                     12/31/00            16.03*           15.20           53,980

FIDELITY VIP INDEX 500 PORTFOLIO SC 2                12/31/04   $       124.84   $       136.05          277,917
                                                     12/31/03            98.66           124.84          211,435
                                                     12/31/02           128.86            98.66          151,544
                                                     12/31/01           148.95           128.86           93,943
                                                     12/31/00           171.04*          148.95           32,999

FIDELITY VIP GROWTH PORTFOLIO SC 2                   12/31/04   $        31.79   $        32.38          974,205
                                                     12/31/03            24.28            31.79          771,644
                                                     12/31/02            35.28            24.28          595,943
                                                     12/31/01            43.48            35.28          404,152
                                                     12/31/00            53.82*           43.48          161,937

ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO         12/31/04   $        21.59   $        23.11          818,599
                                                     12/31/03            17.71            21.59          676,885
                                                     12/31/02            25.94            17.71          522,390
                                                     12/31/01            31.81            25.94          357,364
                                                     12/31/00            41.57*           31.81          130,232

WILSHIRE VIT EQUITY FUND -- HORACE MANN SHARES       12/31/04   $        19.76   $        21.51       14,024,912
                                                     12/31/03            15.68            19.76       15,075,890
                                                     12/31/02            19.70            15.68       15,849,770
                                                     12/31/01            20.82            19.70       17,361,722
                                                     12/31/00            22.10            20.82       18,713,068
                                                     12/31/99            22.97            22.10       23,693,305
                                                     12/31/98            21.62            22.97       24,141,182
                                                     12/31/97            17.74            21.62       21,736,131
                                                     12/31/96            14.33            17.74       18,086,814
                                                     12/31/95            10.88            14.33       14,363,155
                                                     12/31/94            11.03            10.88       12,072,982

                                                                                                  # ACCUMULATION
                                                                 ACCUMULATION     ACCUMULATION         UNITS
                                                                  UNIT VALUE       UNIT VALUE       OUTSTANDING
                                                       YEAR      BEGINNING OF        END OF           END OF
SUBACCOUNT                                            ENDED         PERIOD           PERIOD           PERIOD
----------                                           --------   --------------   --------------   --------------
WILSHIRE VIT SOCIALLY RESPONSIBLE FUND --
  HORACE MANN SHARES                                 12/31/04   $        14.85   $        16.61        4,612,921
                                                     12/31/03            11.70            14.85        4,740,058
                                                     12/31/02            13.70            11.70        4,803,270
                                                     12/31/01            14.96            13.70        4,970,814
                                                     12/31/00            13.92            14.96        4,767,452
                                                     12/31/99            13.00            13.92        3,893,389
                                                     12/31/98            12.00            13.00        2,430,089
                                                     12/31/97             9.85            12.00          698,226

WILSHIRE VIT SOCIALLY RESPONSIBLE FUND --
  HORACE MANN SHARES                                 12/31/04   $        14.85   $        16.61        4,612,921
                                                     12/31/03            11.70            14.85        4,740,058
                                                     12/31/02            13.70            11.70        4,803,270
                                                     12/31/01            14.96            13.70        4,970,814
                                                     12/31/00            13.92            14.96        4,767,452
                                                     12/31/99            13.00            13.92        3,893,389
                                                     12/31/98            12.00            13.00        2,430,089
                                                     12/31/97             9.85            12.00          698,226

DAVIS VALUE PORTFOLIO                                12/31/04   $        10.40   $        11.54          612,231
                                                     12/31/03             8.11            10.40          486,125
                                                     12/31/02             9.80             8.11          384,920
                                                     12/31/01            11.08             9.80          333,527
                                                     12/31/00            11.58*           11.08          134,363

DREYFUS INVESTMENT PORTFOLIO: MID CAP
  STOCK FUND -- SERVICE SHARES                       12/31/04   $        15.91*  $        17.90            9,576

FIDELITY VIP MID CAP PORTFOLIO SC 2                  12/31/04   $        23.43   $        28.85          954,231
                                                     12/31/03            17.16            23.43          798,274
                                                     12/31/02            19.31            17.16          674,016
                                                     12/31/01            20.25            19.31          551,984
                                                     12/31/00            20.11*           20.25          231,555

DELAWARE VIP GROWTH OPPORTUNITIES SERIES             12/31/04   $        14.24*  $        15.70           11,064

LORD ABBETT INSURANCE SERIES GROWTH/OPPORTUNITIES    12/31/04   $        12.00*  $        13.21           22,415

PUTNAM VT VISTA FUND (IB SHARES)                     12/31/04   $        11.56   $        13.54          447,976
                                                     12/31/03             8.79            11.56          431,300
                                                     12/31/02            12.82             8.79          375,227
                                                     12/31/01            19.52            12.82          326,406
                                                     12/31/00            25.13*           19.52          146,933

WELLS FARGO ADVANTAGE DISCOVERY FUND                 12/31/04   $        14.40   $        16.95          479,241
                                                     12/31/03            10.86            14.40          443,966
                                                     12/31/02            17.61            10.86          371,269
                                                     12/31/01            25.76            17.61          279,260
                                                     12/31/00            35.99*           25.76          131,868

WELLS FARGO ADVANTAGE OPPORTUNITY FUND               12/31/04   $        25.67   $        29.98          317,641
                                                     12/31/03            18.96            25.67          298,172
                                                     12/31/02            26.24            18.96          254,365
                                                     12/31/01            27.60            26.24          169,801
                                                     12/31/00            28.55*           27.60           47,165

GOLDMAN SACHS VIT CORE SMALL CAP EQUITY FUND         12/31/04   $        12.99*  $        15.00           17,423

                                                                                                  # ACCUMULATION
                                                                 ACCUMULATION     ACCUMULATION         UNITS
                                                                  UNIT VALUE       UNIT VALUE       OUTSTANDING
                                                       YEAR      BEGINNING OF        END OF           END OF
SUBACCOUNT                                            ENDED         PERIOD           PERIOD           PERIOD
----------                                           --------   --------------   --------------   --------------
WILSHIRE VIT SMALL CAP GROWTH FUND --
  HORACE MANN SHARES                                 12/31/04   $        11.52   $        11.88        4,302,146
                                                     12/31/03             7.33            11.52        4,507,783
                                                     12/31/02            12.16             7.33        4,361,425
                                                     12/31/01            17.54            12.16        4,399,005
                                                     12/31/00            19.92            17.54        4,284,826
                                                     12/31/99            11.61            19.92        2,619,220
                                                     12/31/98            11.10            11.61        2,103,641
                                                     12/31/97             9.59            11.10        1,284,537

CREDIT SUISSE SMALL CAP GROWTH PORTFOLIO             12/31/04   $        17.03   $        18.65          248,475
                                                     12/31/03            11.61            17.03          236,965
                                                     12/31/02            17.73            11.61          207,449
                                                     12/31/01            21.37            17.73          165,082
                                                     12/31/00            27.32*           21.37           76,760

DELAWARE VIP TREND SERIES                            12/31/04   $        28.47*  $        30.27            2,275

WILSHIRE VIT INTERNATIONAL EQUITY FUND --
  HORACE MANN SHARES                                 12/31/04   $        10.68   $        11.67        3,099,530
                                                     12/31/03             8.16            10.68        3,072,915
                                                     12/31/02            10.47             8.16        2,970,500
                                                     12/31/01            14.39            10.47        2,935,800
                                                     12/31/00            17.67            14.39        2,650,938
                                                     12/31/99            11.72            17.67        1,187,606
                                                     12/31/98             9.98            11.72          696,337
                                                     12/31/97             9.74             9.98          464,676

FIDELITY VIP OVERSEAS PORTFOLIO SC 2                 12/31/04   $        17.21   $        19.27          643,917
                                                     12/31/03            12.18            17.21          430,503
                                                     12/31/02            15.50            12.18          308,350
                                                     12/31/01            19.91            15.50          209,742
                                                     12/31/00            23.13*           19.91           70,810

WILSHIRE VIT BALANCED FUND -- HORACE MANN SHARES     12/31/04   $        18.59   $        19.86       13,172,538
                                                     12/31/03            15.74            18.59       14,094,671
                                                     12/31/02            17.39            15.74       14,804,752
                                                     12/31/01            17.36            17.39       16,254,478
                                                     12/31/00            17.41            17.36       17,553,416
                                                     12/31/99            17.83            17.41       22,621,955
                                                     12/31/98            16.78            17.83       23,286,358
                                                     12/31/97            14.28            16.78       22,095,620
                                                     12/31/96            12.22            14.28       20,098,949
                                                     12/31/95             9.75            12.22       17,804,536
                                                     12/31/94             9.97             9.75       15,666,817

WILSHIRE VIT INCOME FUND -- HORACE MANN SHARES       12/31/04   $        16.30   $        16.89        1,300,042
                                                     12/31/03            15.39            16.30        1,210,705
                                                     12/31/02            14.29            15.39        1,187,910
                                                     12/31/01            13.27            14.29          936,292
                                                     12/31/00            12.34            13.27          827,539
                                                     12/31/99            12.70            12.34        1,034,296
                                                     12/31/98            11.90            12.70        1,060,399
                                                     12/31/97            11.02            11.90          784,296
                                                     12/31/96            10.78            11.02          942,068
                                                     12/31/95             9.49            10.78          938,069
                                                     12/31/94             9.85             9.49          945,569

                                                                                                  # ACCUMULATION
                                                                 ACCUMULATION     ACCUMULATION         UNITS
                                                                   UNIT VALUE      UNIT VALUE       OUTSTANDING
                                                       YEAR      BEGINNING OF        END OF           END OF
SUBACCOUNT                                            ENDED         PERIOD           PERIOD           PERIOD
----------                                           --------   --------------   --------------   --------------
WILSHIRE VIT SHORT-TERM INVESTMENT FUND --
  HORACE MANN SHARES                                 12/31/04   $        10.86   $        10.85          270,993
                                                     12/31/03            10.88            10.86          427,380
                                                     12/31/02            10.83            10.88          367,360
                                                     12/31/01            10.42            10.83          237,129
                                                     12/31/00             9.97            10.42          205,055
                                                     12/31/99             9.64             9.97          132,903
                                                     12/31/98             9.30             9.64          120,651
                                                     12/31/97             8.97             9.30          122,530
                                                     12/31/96             8.65             8.97          125,251
                                                     12/31/95             8.34             8.65          110,931
                                                     12/31/94             8.13             8.34          125,199

FIDELITY VIP HIGH INCOME PORTFOLIO SC 2              12/31/04   $         9.06   $         9.79          256,027
                                                     12/31/03             7.23             9.06          177,129
                                                     12/31/02             7.09             7.23           90,168
                                                     12/31/01             8.15             7.09           57,319
                                                     12/31/00             9.77*            8.15           32,064

FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC 2    12/31/04   $        15.10   $        15.54          975,233
                                                     12/31/03            14.56            15.10          921,950
                                                     12/31/02            13.39            14.56          677,140
                                                     12/31/01            12.54            13.39          283,612
                                                     12/31/00            11.98*           12.54           24,851


* Inception price on date Underlying Fund was added to the Separate Account, as shown on page 15.


     Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to
(217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

HORACE MANN LIFE INSURANCE COMPANY, THE SEPARATE ACCOUNT AND THE UNDERLYING
FUNDS

HORACE MANN LIFE INSURANCE COMPANY

     HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 ("HMLIC's Home Office"), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

     HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the NYSE.

THE SEPARATE ACCOUNT

     On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contract without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contract, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the Contract. While HMLIC is obligated to make payments under the Contract, the amounts of Variable Annuity Payments are not guaranteed.

     The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.

THE UNDERLYING FUNDS

     The Underlying Funds are listed below along with their primary investment objectives and a description of the adviser to each Underlying Fund. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by calling (800) 999-1030 (toll-free), sending a telefacsimile (FAX) transmission to (217) 527-2307 or writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657. You may also access the prospectuses on HMLIC's website at www.horacemann.com in the "Retirement Planning" link.


ALLIANCEBERNSTEIN

     The AllianceBernstein Large Cap Growth Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Portfolio focuses on a relatively small number of intensively researched companies. Alliance selects the Portfolio's investments from a research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. Normally, the Portfolio invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets. The AllianceBernstein Large Cap Growth Portfolio is a series of the AllianceBernstein Variable Products Series Fund and is advised by Alliance Capital Management.

CREDIT SUISSE

     The investment objective of the Credit Suisse Small Cap Growth Portfolio is to seek capital growth. To pursue this goal, it invests primarily in equity securities of small U.S. growth companies. Under normal market conditions, the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small U.S. companies. The Portfolio considers a "small" company to be one whose market capitalization is within the range of capitalizations of companies in the Russell 2000 Index. As of December 31, 2004, the market capitalization of the companies in the Russell 2000 Index ranged from $4 million to $3.6 billion. Some companies may outgrow the definition of a small company after the Portfolio has purchased their securities but will continue to be considered small for purposes of the Portfolio's minimum 80% allocation to small-company equities. The Credit Suisse Small Cap Growth Portfolio is a series of Credit Suisse Trust and is advised by Credit Suisse Asset Management, LLC.


DAVIS

     The Davis Value Portfolio's investment objective is to seek long-term growth of capital. Under normal circumstances the Portfolio invests the majority of its assets in equity securities of companies with market capitalizations of at least $10 billion that the adviser believes to be of high quality and whose shares are selling at attractive prices. The Fund's adviser selects stocks with the intention of holding them for the long term. The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.


DELAWARE

     The objective of the Delaware VIP Growth Opportunities Series is to seek long-term capital appreciation. The Delaware VIP Growth Opportunities Series invests primarily in securities of medium-sized companies that have established themselves within the industry but still have growth potential. The Series' management team invests in medium-size companies that they believe may offer strong opportunities for capital appreciation and generally less risk than investments in small companies, although mid-cap companies typically have greater risk than large-cap companies. The Delaware VIP Growth Opportunities

Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc. Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

     The objective of the Delaware VIP Trend Series is to seek long-term capital appreciation. The Delaware VIP Trend Series invests primarily in stocks of small growth-oriented or emerging companies that, in the management team's view, are market leaders with strong product cycles and innovative concepts. The Series' management team seeks to identify changing and dominant trends within the economy, the political arena and our society. The team conducts thorough research on companies, evaluating price-to-earnings ratios, estimated growth rates, market capitalization and cash flows to determine how attractive a company is relative to other companies. By focusing on companies in the early stages of their life cycles, the Series strives to capture the greatest potential for growth. The Delaware VIP Trend Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

THE DREYFUS CORPORATION

     The Dreyfus Investment Portfolio: Mid Cap Stock Portfolio (Service Shares) seeks investment returns that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400 Index (S&P 400).

     To pursue this goal, the Dreyfus Investment Portfolio: Mid Cap Stock Portfolio invests at least 80 percent of its assets in stocks of midsize companies. The portfolio invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Consistency of returns compared to the S&P 400 is a primary goal of the investment process. The portfolio's stock investments may include common stocks, preferred stocks, convertible securities and depositary receipts, including those issued in initial public offerings ("IPOs") or shortly thereafter. The Dreyfus Investment
Portfolio: Mid Cap Stock Portfolio is advised by The Dreyfus Corporation.


FIDELITY INVESTMENTS


     The investment objective of the Fidelity VIP Growth Portfolio Service Class 2 shares is to achieve capital appreciation. The fund invests primarily in common stocks of companies that the adviser believes to have above-average growth potential (stocks of these companies are often called 'growth' stocks). The adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

     The investment objective of the Fidelity VIP Overseas Portfolio Service Class 2 shares is to seek long-term growth of capital. The fund normally invests at least 80% of the fund's assets in non-U.S. securities, primarily common stocks. The investments are allocated across different geographic regions and individual countries. The adviser will consider the size of the market in each country and region relative to the size of the international market as a whole. In buying and selling securities for the fund, the adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

     The investment objective of the Fidelity VIP High Income Portfolio Service Class 2 shares is to seek a high level of current income while also considering growth of capital. The adviser normally invests primarily in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. The fund may also invest in non-income producing securities, including defaulted securities and common stocks and in companies that are in troubled or uncertain financial condition as well as domestic and foreign issuers. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

     The investment objective of the Fidelity VIP Investment Grade Bond Portfolio Service Class 2 shares is to seek as high a level of current income as is consistent with the preservation of capital. The fund normally invests at least 80% of its total assets in investment-grade debt securities of all types and repurchase agreements for those securities. The adviser uses the Lehman Brother's Aggregate Bond Index as a guide for structuring the fund and selecting its investments and attempts to maintain an overall interest rate risk similar to the index. The adviser allocates assets across different market sectors and maturities and analyzes a security's structural features and current pricing, trading opportunities and the credit quality of its issuer to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.


     The investment objective of the Fidelity VIP Mid Cap Portfolio Service Class 2 shares is to seek long-term growth of capital. The fund normally invests at least 80% of its total assets in securities of companies with medium market capitalizations.


     The adviser normally invests the fund's assets primarily in common stocks. The fund may potentially invest in companies with smaller or larger market capitalizations, domestic and foreign issuers and either "growth" stocks, "value" stocks or both.

The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

     The investment objective of the Fidelity VIP Growth & Income Portfolio Service Class 2 shares is to seek high total return through a combination of current income and capital appreciation. The fund invests primarily in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. It also potentially invests in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. The fund may potentially invest in domestic and foreign issuers and either "growth" stocks, "value" stocks or both. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Growth & Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

     The investment objective of the Fidelity VIP Index 500 Portfolio Service Class 2 shares is to seek investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P
500. The fund normally invests at least 80% of its assets in common stocks included in the S&P 500. Because the adviser may use statistical sampling techniques to attempt to replicate the returns of the S&P 500, the fund may not always hold all of the same securities as the index and may not track the index perfectly. The fund may lend securities to earn income for the fund and the adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

GOLDMAN SACHS

     The Goldman Sachs VIT CORE Small Cap Equity Fund seeks long-term growth of capital. The Fund invests, under normal circumstances, at least 80% of its net assets ("Net Assets") plus any borrowings for investment purposes (measured at time of purchase) in a broadly diversified portfolio of equity investments in small-cap U.S. issuers, including foreign issuers that are traded in the United States. However, it is currently anticipated that, under normal circumstances the Fund will invest at least 95% of its Net Assets in such equity investments. These issues will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 2000 Index at the time of investment. The Fund is not required to limit its investments to securities in the Russell 2000 Index. In addition, if the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to sell the securities. The capitalization range of the Russell 2000 Index is currently between $68 million and $2.4 billion.


JPMORGAN FLEMING

     The investment objective of the JPMorgan U.S. Large Cap Core Equity Portfolio is to provide high total return from a portfolio of selected equity securities. Under normal circumstances, the portfolio invests at least 80% of its assets in equity investment of large-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Large-cap companies have a market capitalization over $2 billion at the time of purchase. Market capitalization is the total market value of a company's shares. Sector by sector, the portfolio's weightings are similar to those of the S&P 500. The portfolio seeks to maintain sector weightings within +/- 3% of the S&P 500. The JPMorgan U.S. Large Cap Core Equity Portfolio is a series of the J.P. Morgan Series Trust II and is advised by J.P. Morgan Investment Management Inc.


LORD ABBETT

     The Lord Abbett Series Fund -- Growth Opportunities Portfolio seeks capital appreciation. To pursue this goal, the Portfolio normally invests at least 65% of its net assets in equity securities of mid-sized companies. A mid-sized company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Mid Cap Index, a widely used benchmark for mid-cap stock performance. As of January 31, 2005, the market capitalization range of the Russell Mid Cap Index was $606 million to $31.1 billion. This range varies daily. Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company. The Lord Abbett Series Fund -- Growth Opportunities Portfolio is advised by Lord, Abbett & Co. LLC.

PUTNAM

     The investment objective of Putnam VT Vista Fund is to seek capital appreciation. The fund invests mainly in common stocks of U.S. companies with a focus on growth stocks. Growth stocks are issued by companies that Putnam Investment Management, LLC ("Putnam Management") believes are fast-growing and whose earnings Putnam Management believes are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. The fund invests mainly in mid-sized companies. Putnam VT Vista Fund is a series of the Putnam Variable Trust and is advised by Putnam Management.

ROYCE

     Royce Capital Fund Small-Cap Portfolio uses a disciplined value approach to invest in small-cap companies -- those with market caps below $2.5 billion. They believe that investors in the Fund should have a long-term investment horizon of at least three-years. The Royce Capital Fund Small-Cap Portfolio is advised by Royce & Associates, LLC.

WELLS FARGO

     The Wells Fargo Advantage Opportunity Fund seeks long-term CAPITAL APPRECIATION. We invest in equity securities of medium-CAPITALIZATION companies that we believe are under-priced yet, have attractive growth prospects. We base the analysis on a comparison between the company's public value, based on market quotations, with its "private market value" -- the price an investor would be willing to pay for the entire company given its management strength, financial health and growth potential. We determine a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value. The Wells Fargo Advantage Opportunity Fund is sub advised by Wells Capital Management, Inc.

     The Wells Fargo Advantage Discovery Fund seeks long-term CAPITAL APPRECIATION. We invest in securities of small- and medium-CAPITALIZATION companies that we believe offer attractive opportunities for growth. We define small- and medium CAPITALIZATION companies as those with market CAPITALIZATIONS equal to or lower than the company with the largest market CAPITALIZATION in the RUSSELL MIDCAP(R) INDEX, at the time of purchase. The range of the RUSSELL MIDCAP(R) INDEX was $513 million to $13.84 billion, as of June 30, 2004, and is expected to change frequently. We select securities through a combination of in-depth fundamental analysis of a company's financial reports and direct, on-site research during company visits. We may invest in any economic sector, and at times we may emphasize one or more particular sectors. The Wells Fargo Advantage Discovery Fund is sub advised by Wells Capital Management, Inc.

WILSHIRE MUTUAL FUNDS, INC.

     Wilshire Mutual Funds, Inc. ("Wilshire Funds") is an open-end management investment company registered under the Investment Company Act of 1940. The Wilshire Mutual Funds are made up of a series of portfolios including the Dow Jones Wilshire 5000 Index Portfolio, Wilshire Large Company Growth Portfolio, Wilshire Large Company Value Portfolio, Wilshire Small Company Growth Portfolio, and Wilshire Small Company Value Portfolio. The Wilshire Mutual Funds issues shares that are continually offered for sale. The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

     The investment objective of the Wilshire Large Company Growth Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the large company growth sub-category of the Dow Jones Wilshire 5000 Index. The Wilshire Large Company Growth Portfolio focuses on the large company segment of the U.S. equity market and invests in companies with above-average earnings or sales growth histories and retention of earnings. Often such companies will have above-average price/earnings ratios. The Wilshire Large Company Growth Portfolio primarily invests in stocks of companies with the largest market capitalizations (at times may be as low as $1.9 billion). Because this fund invests in large companies it may be more volatile than a fund that invests in a broader market segment.

     The investment objective of the Dow Jones Wilshire 5000 Index Portfolio is to replicate as closely as possible the performance of the Dow Jones Wilshire 5000 Index before the deduction of fund expenses. This Portfolio is an index fund and primarily invests in the common stocks of companies included in the Index that are representative of the entire Index. The Dow Jones Wilshire 5000 Index Portfolio normally holds stocks representing at least 90% of the total market value of the Index. Since the Portfolio does not invest in all of the stocks included in the Index it may be more volatile than the Index.

     The investment objective of the Wilshire Large Company Value Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the large company value sub-category of the Dow Jones Wilshire 5000 Index. The Wilshire Large Company Value Portfolio focuses on the large company value segment of the U.S. equity market. Typically such companies have relatively low price to book value ratios, low price to earnings ratios and higher than average dividend yields. The Wilshire Large Company Value Portfolio primarily invests in stocks with the largest market capitalization (at times may be as low as $1.9 billion). Because this fund invests in large companies it may be more volatile than a fund that invests in a broader market segment.

     The investment objective of the Wilshire Small Company Value Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the small company value sub-category of the Dow Jones Wilshire 5000 Index. The Wilshire Small Company Value Portfolio focuses on the small company value segment of the U.S. equity market. Typically such companies have relatively low price to book value ratios, low price to earnings ratios and relatively high dividend yields. The Wilshire Small Company Value Portfolio primarily invests in stocks with smaller market capitalizations (between $125 million and $1.9 billion ). Because this fund invests in small companies it may be more volatile than a fund that invests in a broader market segment.

     The investment objective of the Wilshire Small Company Growth Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the small company growth sub-category of the Dow Jones Wilshire 5000 Index. The Wilshire Small Company Growth Portfolio focuses on the small company growth segment of the U.S. equity market. Typically such companies have above-average earnings or sales growth histories and retention of earnings, and often they have higher price to earnings ratios. The Wilshire Small Company Growth Portfolio primarily invests in stocks with smaller market capitalizations (between $125 million and $1.9 billion ). Because this fund invests in small companies it may be more volatile than a fund that invests in a broader market segment.


THE CONTRACT

CONTRACT OWNERS' RIGHTS

     A Contract may be issued on a non-qualified basis. Non-qualified Contracts are subject to certain tax restrictions. See "Tax Consequences."

     Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary, to designate a payee and to agree to a modification of the Contract terms.

     This prospectus describes only the variable portions of the Contract. On the Annuity Date, the Contract Owner has certain rights to acquire fixed annuity payout options. See the Contract for details regarding fixed Annuity Payments.

PURCHASING THE CONTRACT

     The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contract may be offered and sold through independent agents and other broker/dealers. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker/dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker/dealers. Sales commissions range from 1.00% to 11.00% of premium payments received.

     In order to purchase the Contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire.

     Applications are to be sent to HMLIC's Home Office. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. The initial premium payment will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial premium payment, unless otherwise directed by the applicant.

PREMIUM PAYMENTS

     AMOUNT AND FREQUENCY OF PREMIUM PAYMENTS -- Premium payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. The minimum premium payment for your Contract is $300 annually. The minimum premium increase is $120 annually.

     ALLOCATION OF PREMIUM PAYMENTS -- All or part of the net premium payments made may be allocated to one or more Subaccounts. The minimum premium payment amount allocated to any Subaccount in any given Contract year must equal or exceed $100. A request to change the allocation of premium payments will be effective on the first Valuation Date following receipt of the request by HMLIC's Home Office unless a future date is requested.

     ACCUMULATION UNITS AND ACCUMULATION UNIT VALUE -- Premium payments are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by net premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment by HMLIC. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges.

     Accumulation Units are valued on each Valuation Date. The Accumulation Unit Value for each Subaccount was determined for the date and for the value indicated below. The date for the Wilshire VIT Equity, Balanced, Income and Short-Term Investment Funds -- Horace Mann Shares refers to the date Wellington Management became their investment adviser.


                                                              ACCUMULATION
SUBACCOUNT                                           DATE      UNIT VALUE
----------                                           ----     ------------
JPMorgan U.S. Large Cap
  Core Equity Portfolio                            09/05/00   $      17.33
Fidelity VIP Growth &
  Income Portfolio SC 2                            09/05/00          16.03
Fidelity VIP Index 500
  Portfolio SC 2                                   09/05/00         171.04
Fidelity VIP Growth
  Portfolio SC 2                                   09/05/00          53.82
AllianceBernstein Large Cap
  Growth Portfolio.                                09/05/00          41.57
Wilshire VIT Equity Fund --
  Horace Mann Shares                               11/01/89           7.11
Wilshire VIT Socially
  Responsible Fund --
  Horace Mann Shares                               03/10/97           9.85
Davis Value Portfolio                              09/05/00          11.58
Dreyfus Investment Portfolio:
  Mid Cap Stock Fund --
  Service Shares                                   06/01/04          15.91
Fidelity VIP Mid Cap
  Portfolio SC 2                                   09/05/00          20.11
Delaware VIP Growth
  Opportunities Series                             06/01/04          14.24
Lord Abbett Insurance Series
  Growth/Opportunities                             06/01/04          12.00
Putnam VT Vista Fund                               09/05/00          25.13
Wells Fargo Advantage
  Discovery Fund                                   09/05/00          35.99
Wells Fargo Advantage
  Opportunity Fund                                 09/05/00          28.55
Goldman Sachs VIT Core
  Small Cap Equity Fund                            06/01/04          12.99
Wilshire VIT Small Cap
  Growth Fund --
  Horace Mann Shares                               03/10/97           9.59
Credit Suisse Small Cap
  Growth Portfolio                                 09/05/00          27.32
Delaware VIP Trend Series                          06/01/04          28.47
Royce Capital Fund
  Small-Cap Portfolio                              06/01/04           8.10

                                                              ACCUMULATION
SUBACCOUNT                                           DATE      UNIT VALUE
----------                                           ----     ------------
Wilshire VIT International
  Equity Fund --
  Horace Mann Shares                               03/10/97   $       9.74
Fidelity VIP Overseas
  Portfolio SC 2                                   09/05/00          23.13
Wilshire VIT Balanced Fund --
  Horace Mann Shares                               11/01/89           6.71
Wilshire VIT Income Fund --
  Horace Mann Shares                               11/01/89           7.17
Wilshire VIT Short-Term
  Investment Fund --
  Horace Mann Shares                               11/01/89           6.99
Fidelity VIP High Income
  Portfolio SC 2                                   09/05/00           9.77
Fidelity VIP Investment
  Grade Bond Portfolio SC 2                        09/05/00          11.98

     The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

     - the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
     - plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
     - minus the dollar amount of the mortality and expense risk fee we deduct for each day in the Valuation Period;
     - divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

TRANSACTIONS

     TRANSFERS -- Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, subject to Contract limitations, prior to the Annuity Date. HMLIC reserves the right to limit transfers from the fixed account to the Subaccounts as follows:

     - No more than 25% of the fixed account can be transferred to the Subaccounts during a 365 day period.
     - Any request for a total transfer from the fixed account to the Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the final transfer.

     You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.

     A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling
(800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to
(217) 527-2307 or by accessing HMLIC's website at www.horacemann.com and looking in the "Retirement Planning" section.

     Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the name of the Contract Owner and the Contract number and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The request also must specify the Subaccounts from which and to which the transfer is to be made. Transfers are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office unless a future date is requested.

     On and after June 1, 2004, no new transfers of money are allowed to the following Subaccounts:


     Wells Fargo Advantage Discovery Fund
     Wells Fargo Advantage Opportunity Fund

     Credit Suisse Small Cap Growth Portfolio

     DOLLAR COST AVERAGING -- Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. You may transfer value from one existing investment option into as many as 10 other investment options. You may request dollar cost averaging by the same means as described above for transfers.

     The transfers will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If you should decide to cancel an existing dollar cost averaging program, you must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to
(217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section.

     Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

     On and after June 1, 2004, no new transfers of money are allowed to the following Subaccounts:


     Wells Fargo Advantage Discovery Fund
     Wells Fargo Advantage Opportunity Fund

     Credit Suisse Small Cap Growth Portfolio

     REBALANCING -- Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of your portfolio either once or on a periodic basis.

     For periodic rebalancing requests, you may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. You may rebalance your portfolio value into as many as 10 other investment options. You may request rebalancing by the same means as described above for transfers.

     Rebalancing will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office. For periodic rebalancing requests, subsequent rebalancing of your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of your portfolio will be processed as of the 28th of the month. If you should decide to cancel an existing rebalancing program, you must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section.

     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

     On and after June 1, 2004, no new transfers of money are allowed to the following Subaccounts:


     Wells Fargo Advantage Discovery Fund
     Wells Fargo Advantage Opportunity Fund

     Credit Suisse Small Cap Growth Portfolio

     CHANGES TO PREMIUM ALLOCATIONS -- A Contract Owner may elect to change the allocation of future net premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling
(800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to
(217) 527-2307 or by accessing HMLIC's website at www.horacemann.com and looking in the "Retirement Planning" section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner's name and Contract number and (3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. HMLIC reserves the right to restrict the minimum premium amount allocated to any Subaccount in any given Contract Year to $100. Changes in allocation instructions are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office. See "Other Information -- Forms Availability."

     On and after June 1, 2004, new Contracts may not have allocations to the following Subaccounts, and existing Contracts may not begin or increase allocations to the following Subaccounts:


     Wells Fargo Advantage Discovery Fund
     Wells Fargo Advantage Opportunity Fund

     Credit Suisse Small Cap Growth Portfolio


     MARKET TIMING -- The Contracts and the Subaccounts are not designed for 'market timing' through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers of contract value among the Subaccounts. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds' investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to investors and their Contract performance.

     If HMLIC determines, in its sole discretion, that your transfer patterns among the Subaccounts reflect a market timing strategy, it will take action to protect the other investors and/or terminate the Contract. In making these determinations, we may consider the combined transfer activity of Contracts that we believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging method when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract.

     Such action will include requiring future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a period of time or for the duration of the Contract. If this restriction is imposed, we will reverse within one to two business days of any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal.

     If HMLIC determines that you are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify you in writing of any restrictions.

     The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that we will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.

     The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. Such policies and procedures may be more or less restrictive than HMLIC's policies and procedures. As a result, we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, we reserve the right to defer or restrict transfers at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.


     SURRENDER OR WITHDRAWAL BEFORE COMMENCEMENT OF ANNUITY PERIOD -- If not restricted by the IRC, a Contract Owner may surrender the contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner's interest in a Subaccount to less than $100.

     The surrender or partial withdrawal of Variable Cash Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid request for surrender or partial withdrawal in HMLIC's Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."

     A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, written request to Horace Mann Life Insurance Company at HMLIC's Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will be accepted if the proceeds are sent to the Contract Owner and the request is sent to
(217) 527-2307. A surrender request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will not be accepted. See "Tax Consequences" and "Other Information -- Forms Availability."

     Partial withdrawals and surrenders will be processed either on a date specified by you in a request, provided the date specified occurs on or after receipt of the request at HMLIC's Home Office, or at the next computed value following receipt of a valid request at HMLIC's Home Office.

     For your protection, we will send a confirmation letter on all address changes. If you have requested an address change within 15 days prior to your surrender or withdrawal request, we will hold your request until we have acquired confirmation of the correct address. Upon receipt of your confirmation of the address, we will consider the surrender or withdrawal request to be received in good form.

     Surrenders and partial withdrawals from any Variable Subaccount are subject to the Withdrawal Charges shown in "Deductions and Expenses -- Withdrawal Charges."

     Withdrawal Charges are applied to the withdrawals based on the effective date of the contract and not on the date the premium payment is paid.

     Any request for partial withdrawal, where the withdrawal is subject to a Withdrawal Charge, will be increased by the amount of the Withdrawal Charge. For example, a request to withdraw $3,000 at a 4% Withdrawal Charge on cash value will require a withdrawal of $3,125. This withdrawal represents a cash distribution of $3,000 and a Withdrawal Charge of $125. Any taxes withheld will reduce the dollar amount of the distribution received.

     The Withdrawal Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of net premium payment(s) to a Subaccount during the lifetime of the contract. For example, if a Contract Owner's Subaccount value is $12,000 and net premium payments to date equal $10,000 and the Contract Owner withdraws $2,000 (i.e., one sixth of the Subaccount value), then the Withdrawal Charge may not exceed 9% of $1,666.66 (one sixth of the premium payment(s) to which the withdrawal relates).

     If premium taxes are deducted prior to surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.

     DEFERMENT -- HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a valid request is received. However, determination of Contract value and processing the transaction may be deferred for (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any emergency period when it is not reasonably practicable to sell securities or fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account.

     CONFIRMATIONS -- HMLIC mails written confirmations of premium payments to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

     If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by telephoning (217) 789-2500 or
(800) 999-1030 (toll free).

DEDUCTIONS AND EXPENSES

     ANNUAL MAINTENANCE FEE -- An annual maintenance fee of no more than $25 is deducted from each Contract on the Contract anniversary date. This fee will be waived if the Contract value equals or exceeds $10,000 at the time the fee is assessed.

     We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when Annuity Payments begin.

     The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such fee and assumes the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract.

     MORTALITY AND EXPENSE RISK FEE ("M&E FEE") -- For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.

     WITHDRAWAL CHARGES -- If not restricted by the IRC, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Withdrawal Charges for your Contract are:

                                 PERCENTAGE OF
     DURING CONTRACT YEAR       AMOUNT WITHDRAWN
               1                       9%
               2                       8%
               3                       7%
               4                       6%
               5                       5%
               6                       4%
               7                       3%
               8                       2%
               9                       1%
          Thereafter                   0%

     For further information regarding surrender or partial withdrawals see "Surrender or Withdrawal Before Commencement of Annuity Period." In some situations, you may make a withdrawal with no Withdrawal Charge. Please see your Contract for further details.

     OPERATING EXPENSES OF THE UNDERLYING FUNDS -- There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund's prospectus.

     PREMIUM TAXES -- Certain state and local governments levy a premium tax, currently between 0 and 3.5%, on the amount of premium payments made under this Contract. The premium tax, if any, is deducted when premium payments are received.

DEATH BENEFIT PROCEEDS

     If a Contract Owner dies before the Annuity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate or other satisfactory evidence of death and a completed claimant's statement.

     If there have been no previous withdrawals or loans the death benefit is the greater of:

     1.   the Total Accumulation Value; or

     2.   the Net Premium paid to HMLIC.

     If withdrawals or loans have been taken the death benefit is the greater of:

     1.   the Total Accumulation Value; or

     2. the Net Premium paid to HMLIC, less the Net Premium attributable to both withdrawals and any outstanding loan balance.

     For example, if a Contract Owner's Total Accumulation Value is $8,000 and the Net Premium paid to date equals $10,000 and the Contract Owner withdraws $4,000 (50% of the Total Accumulation Value), then the death benefit would be the greater of the Total Accumulation Value ($4,000) or 50% of the Net Premium ($5,000).

     All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under "Annuity Payments -- Annuity Payment Options." If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate. Any part of a Contract Owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.

ANNUITY PAYMENTS

     The Contract provides for fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a properly completed request form must be received by HMLIC's Home Office. The request will be processed so that the Annuity Payments begin as of the first of the month following the month of receipt unless a later date is requested and approved by HMLIC. If a fixed payment option is elected, the Separate Account value will be transferred to the fixed account on the date the request is received in HMLIC's Home Office. In addition, if a Variable payment is elected, any money in the fixed account will be transferred to the Separate Account on the date we receive the request in HMLIC's Home Office. Your premium payment allocation(s) will be changed to the fixed account or Separate Account, depending on the payment option elected. Not all Subaccount(s) may be available for annuity payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. See "Other Information -- Forms Availability" and "Tax Consequences."

     In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments are paid in monthly, quarterly, semiannual and annual installments. Variable Annuity Payments are paid only on a monthly basis. If the Contract value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Contract value may be paid in a lump sum.

ANNUITY PAYMENT OPTIONS

     The following Annuity Payment options are available on a Variable basis unless otherwise stated.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 0, 10, 15 OR 20 YEARS -- These options guarantee Annuity Payments for the lifetime of the Annuitant. If a guaranteed period is selected (10, 15 or 20 years) and the Annuitant dies before the end of the period, Annuity Payments are guaranteed until the end of the period selected. If neither the Contract Owner nor any beneficiaries are living at the time of the Annuitant's death, the present value, if any, of the remaining guaranteed period payments will be paid in a single sum to the estate of the Contract Owner. Under the life payments guaranteed for 0 years option, it is possible that only one Annuity Payment may be made if the Annuitant's death occurred before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. The Contract Owner cannot make unscheduled withdrawals or change to another option after the first Annuity Payment has been made. Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.

     If HMLIC does not receive written election of an annuity option from the Contract Owner at least 30 days prior to the Annuity Date, the annuity option will be Life Annuity with Payments Guaranteed for 10 years.

     JOINT AND SURVIVOR ANNUITY -- This option provides Annuity Payments based upon the age and sex of two Annuitants and upon the specific survivor option selected. The available survivor options are to pay during the lifetime of the survivor: 1) 50%; 2) 66%; or 3) 100% of the Annuity Payments paid or the number of Variable Annuity Units while both Annuitants were living. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected. The Annuity Payments cease after the last payment paid prior to the survivor's death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. The Contract Owner cannot make unscheduled withdrawals or change to another income option after the first Annuity Payment has been made.

     INCOME FOR FIXED PERIOD -- This option provides Annuity Payments for a fixed period not less than five years nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Annuitant as defined by the IRC. Upon the Annuitant's death, the Contract Owner will be paid the remaining Annuity Payments due, if any. If neither the Contract Owner nor any beneficiaries are living at the time of the Annuitant's death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Contract Owner. This option is available on a fixed payment basis only.

     OTHER INCOME OPTIONS -- If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:

     a) receive the proceeds in a lump sum less any applicable Withdrawal Charges, or

     b)   elect any other option that HMLIC makes available.

AMOUNT OF FIXED AND VARIABLE ANNUITY PAYMENTS

     In general, the dollar amount of Annuity Payments under the Contract depends on Contract value. Contract value equals the value of the fixed portion of the Contract plus the value of each Subaccount. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.

     Contract value may be more or less than the amount of net premium payments allocated to the Contract.

     FIXED ANNUITY PAYMENTS -- The amount of each payment under a fixed Annuity Payment option is determined as described in the Contract. These guaranteed payments will not change regardless of investment, mortality or expense experience. Higher Annuity Payments may be made at the sole discretion of HMLIC.

     VARIABLE ANNUITY PAYMENTS -- The amount of the first monthly Variable Annuity Payment is determined as described in the Contract. The income option payments vary with the form of income option payment selected and adjusted age of the Annuitant(s).

     The first monthly Variable Annuity Payment is used to calculate the number of Annuity Units for each subsequent monthly Annuity Payment. The number of Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. Under that option, the number of Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

     The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Annuity Units by the applicable Annuity Unit Value at the date of payment.

     ASSUMED INTEREST RATE -- The assumed interest rate for this Contract is 2%. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.

     ANNUITY UNIT VALUE -- The Annuity Unit Value for the Wilshire VIT Equity Fund -- Horace Mann Shares, Wilshire VIT Balanced Fund -- Horace Mann Shares and Wilshire VIT Income Fund -- Horace Mann Shares Subaccounts was set at $10.00 as of the date amounts first were allocated to provide Annuity Payments. The Annuity Unit Value for the Wilshire VIT Short-Term Investment Fund was established at $10.00 on July 1, 2004. The Annuity Unit Value for all other Subaccounts was established at $10.00 on March 1, 2005.

     - The current Annuity Unit Value is equal to the prior Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.
     - If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

MISSTATEMENT OF AGE OR SEX

     If the age or sex of the Annuitant has been misstated, any Annuity Payment amount shall be adjusted to reflect the correct information. Any overpayments that have been made will be deducted from future payments, including interest of 2% per year. Any underpayments including 2% interest will be paid in one sum to the Contract Owner if living, otherwise to the beneficiary.

MODIFICATION OF THE CONTRACT

     The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

     HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their net premium payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then
(i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.

TAX CONSEQUENCES

OTHER CONSIDERATIONS

     This discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The rules governing the provisions of annuity contracts are extremely complex and often difficult to comprehend. The discussion does not address special rules, prior tax laws or state or local tax laws. A Contract Owner or a prospective Contract Owner considering purchase of an annuity contract should first consult with a qualified and competent tax adviser before taking any action that could have tax consequences.

SEPARATE ACCOUNT

     The operations of the Separate Account form part of the operations of HMLIC; however, the IRC provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a full or partial withdrawal is made.

CONTRACT OWNERS

     CONTRIBUTIONS -- No limitations are imposed on the amount of contributions made to a non-qualified Contract.

     DISTRIBUTIONS UNDER NON-QUALIFIED CONTRACTS -- Contract Owners of non-qualified Contracts who are natural persons are not subject to federal income tax on earnings until Annuity Payments are received under the Contract. Contract Owners of non-qualified Contracts are not subject to the required minimum distribution rules under the IRC.

     A distribution by surrender or partial withdrawal during the accumulation period may subject the Contract Owner to federal income tax under the rules of
Section 72 of the IRC. If the distribution is a full or partial surrender, the amount of the distribution will be treated as gross income to the extent the cash value of the Contract (determined without regard to any Withdrawal Charge in the case of a partial withdrawal) immediately before the distribution exceeds the investment in the Contract. The investment in the Contract is the total of all premium payments paid under a Contract less any previous distributions that were excluded from the Contract Owner's income. Any taxable portion is taxed at ordinary income rates. This is known as the 'interest-first' rule.

     For Contracts issued before August 14, 1982 distributions are taxed differently. If the Contract contains only premium payments and related earnings made before August 14, 1982, distributions are taxed under the cost recovery rule. The cost recovery rule provides that distributions are tax-free until they exceed the investment in the Contract. If a Contract issued before August 14,1982 has premium payments and related earnings from both before and after August 14, 1982, the distributions are allocable in the following order: first from the investment made before August 14, 1982; second from earnings allocable to the investment made before August 14, 1982; third from earnings allocable to the investment made after August 13, 1982 and finally from the investment made after August 13, 1982.

     If distributions are made pursuant to an Annuity Payment option, that portion of each Annuity Payment which represents the Contract Owner's investment in the Contract is excluded from income. The determination of the portion that represents the investment in the Contract is made using the exclusion ratio rules under Section 72 of the IRC. The exclusion ratio is the ratio that the total investment in the Contract bears to the total amount expected to be received under the Contract. For Contracts with annuity starting dates after December 31, 1986 the exclusion ratio will apply until the investment in the Contract has been fully recovered. Once the investment in the Contract has been recovered the entire amount of each subsequent Annuity Payment is fully taxable. For Contracts with annuity starting dates before December 31, 1986 the exclusion ratio applies to all payments.

     CONTRACTS OWNED BY NON-NATURAL PERSONS -- Generally, if the Contract is owned by a non-natural person (for example, a corporation), the income on the Contract is includable in taxable income each year. In addition, the distribution rules discussed below will be applicable upon the death of or a change in the primary Annuitant. There are exceptions to these rules including Contracts held by certain retirement plans, estates of a decedent and certain trusts treated as individuals.

     EXCHANGES -- The accumulated value of the Contract may be eligible for a tax-free exchange under Section 1035 of the IRC. A replacement Contract obtained in a tax-free exchange will maintain the same relationship of investments in the Contract and allocable earnings as the replaced Contract for purposes of determining the amount of a distribution includable in income. However, a Contract issued before January 18, 1985 and not previously subject to the distribution at death rules (below) will generally be subject to such rules after an exchange.

     DISTRIBUTION AT DEATH RULES -- In order to be treated as an annuity contract, a Contract must meet the following two distributions rules.

     1. If the Contract Owner dies on or after the Annuity Date and has designated a beneficiary, any remaining balance must be distributed at least as rapidly as it was under the method of distribution in effect on the date of death.

     2. If the Contract Owner dies before the Annuity Date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner's death. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life or life expectancy of that beneficiary provided distributions begin by December 31 of the calendar year following the year of the Contract Owner's death. If the beneficiary is the spouse, the spouse is treated as the owner.

     PREMATURE DISTRIBUTION TAX -- An additional tax (penalty tax) will generally apply to distributions made before the

Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. Certain distributions are exempt from this penalty tax and include payments (i) made as the result of the Contract Owner's death or disability, (ii) that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the owner or joint lives (or joint life expectancy) of the owner and beneficiary and (iii) that are attributable to the investment in the Contract before August 14, 1982 (and related earnings on that investment).

     WITHHOLDING -- Distributions that are includable in income are subject to withholding of federal income tax unless the Contract Owner can validly elect not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding. For all other payments withholding is at a rate of 10%. HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld.

     State and/or local tax withholding may also apply.

VOTING RIGHTS

     Each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

     The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the meeting. Shares for which no instructions are received are voted in the same proportion as the shares for which instructions have been received. Any Underlying Fund shares attributable to investment by HMLIC will be voted in proportion to the vote by Contract Owners who have Separate Account units. Contract Owners receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares.

OTHER INFORMATION

     LEGAL PROCEEDINGS -- There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. HMLIC is engaged in various kinds of routine litigation that, in HMLIC's judgment, are not material to its financial condition. None of this litigation relates to the Separate Account.

     REGISTRATION STATEMENT -- A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Contract. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. Statements contained in this prospectus as to the content of the Contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to these instruments as filed.

     COMMUNICATIONS TO CONTRACT OWNERS -- To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657. Contract Owners may also provide notice of an address change by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030
(toll-free).

     HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner's last known state of residence in accordance with the state's abandoned property laws.

     CONTRACT OWNER INQUIRIES -- A toll-free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

     FORMS AVAILABILITY -- Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030.

     NASD REGULATION'S PUBLIC DISCLOSURE PROGRAM -- Information about HM Investors and your agent is available from the NASD at www.nasd.com or by calling (800) 289-9999 (toll-free).

ADDITIONAL INFORMATION

     A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:

TOPIC                                           PAGE
-----                                           ----
General Information and History                   2
Underwriter                                       2
Financial Statements                              2

     To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030
(toll-free).

     HORACE MANN LIFE INSURANCE COMPANY
     P.O. BOX 4657
     SPRINGFIELD, ILLINOIS 62708-4657

Please provide free of charge the following information:

_____ Statement of Additional Information dated May 2, 2005 for the Separate Account

Please mail the above document to:

_________________________________________
(Name)

_________________________________________
(Address)

_________________________________________
(City/State/Zip)

PROSPECTUS

QUALIFIED VARIABLE DEFERRED ANNUITY CONTRACTS

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

MAY 2, 2005

QUALIFIED VARIABLE DEFERRED ANNUITY CONTRACTS ISSUED BY HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
SINGLE PREMIUM CONTRACTS FOR INDIVIDUALS
FLEXIBLE PREMIUM CONTRACTS FOR INDIVIDUALS

     This prospectus offers Variable, qualified annuity Contracts to individuals. These Contracts are issued by Horace Mann Life Insurance Company ("HMLIC") and can be issued as flexible premium Contracts or were issued as single premium Contracts. These Contracts are no longer issued by HMLIC as single premium Contracts. They are issued in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986, as amended ("IRC"). Amounts transferred to the HMLIC Separate Account as directed by a participant or Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as Variable investment options or Variable accounts). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:


Large Company Stock Funds                                         Small Company Stock Funds
   Large Blend                                                       Small Blend
      JPMorgan U.S. Large Cap Core Equity Portfolio                     Goldman Sachs VIT Core Small Cap Equity Fund
      Fidelity VIP Growth & Income Portfolio SC 2                       T. Rowe Price Small-Cap Stock Fund --
      Wilshire 5000 Index Portfolio(1)                                   Advisor Class
      Fidelity VIP Index 500 Portfolio SC 2                             Neuberger Berman Genesis Fund -- Advisor Class
   Large Growth                                                      Small Growth
      Fidelity VIP Growth Portfolio SC 2                                Wilshire VIT Small Cap Growth Fund -- Horace
      AllianceBernstein Large Cap Growth Portfolio                       Mann Shares
      Wilshire Large Company Growth Portfolio(1)                        Delaware VIP Trend Series
   Large Value                                                          Wilshire Small Company Growth Portfolio
      Wilshire VIT Equity Fund -- Horace Mann Shares                 Small Value
      Wilshire VIT Socially Responsible Fund -- Horace                  Ariel Fund
       Mann Shares                                                      Royce Capital Fund Small-Cap Portfolio
      Davis Value Portfolio                                             T. Rowe Price Small-Cap Value Fund --
      Wilshire Large Company Value Portfolio                             Advisor Class
Mid-Size Company Stock Funds                                            Wilshire Small Company Value Portfolio
   Mid Blend                                                      International Stock Funds
      Dreyfus Investment Portfolio: Mid Cap Stock                       Wilshire VIT International Equity Fund -- Horace
       Fund -- Service Shares                                            Mann Shares
      Fidelity VIP Mid Cap Portfolio SC 2                               Fidelity VIP Overseas Portfolio SC 2
      Rainier Small/Mid Cap Equity Portfolio                      Balanced Fund
   Mid Growth                                                           Wilshire VIT Balanced Fund -- Horace
      Delaware VIP Growth Opportunities Series                           Mann Shares
      Lord Abbett Insurance Series Growth/Opportunities           Bond Funds
      Putnam VT Vista Fund (IB Shares)                                  Wilshire VIT Income Fund -- Horace Mann Shares
      Wells Fargo Advantage Discovery Fund                              Wilshire VIT Short-Term Investment Fund --
   Mid Value                                                             Horace Mann Shares
      Ariel Appreciation Fund                                           Fidelity VIP High Income Portfolio SC 2
      Wells Fargo Advantage Opportunity Fund                            Fidelity VIP Investment Grade Bond Portfolio SC 2


(1) For Contracts issued prior to September 5, 2000, the Subaccounts of the HMLIC Separate Account invest in the Institutional Class of shares of each Fund. For Contracts issued on or after September 5, 2000, the Subaccounts invest in the Investment Class of shares of each Fund.

     This prospectus sets forth the information an investor should know before investing and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 2, 2005. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile ("FAX") transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears on page 41 of this prospectus.


     The Securities and Exchange Commission maintains a website
(http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

             THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
       OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS
      PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF OR GUARANTEED BY
     ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
                           PRINCIPAL AMOUNT INVESTED.

                   The date of this prospectus is May 2, 2005.

TABLE OF CONTENTS


                                                                                                      PAGE
                                                                                                      ----
DEFINITIONS                                                                                             4
SUMMARY                                                                                                 5
TABLE OF ANNUAL OPERATING EXPENSES                                                                      7
CONDENSED FINANCIAL INFORMATION                                                                        10
HORACE MANN LIFE INSURANCE COMPANY, THE SEPARATE ACCOUNT AND THE UNDERLYING FUNDS                      15
     Horace Mann Life Insurance Company                                                                15
     The Separate Account                                                                              15
     The Underlying Funds                                                                              15
THE CONTRACTS                                                                                          20
     Contract Owners' Rights                                                                           20
     Purchasing the Contract                                                                           20
     Purchase Payments                                                                                 21
          Amount and Frequency of Purchase Payments                                                    21
          Allocation of Purchase Payments                                                              21
          Accumulation Units and Accumulation Unit Value                                               21
     Transactions                                                                                      22
          Transfers                                                                                    22
          Dollar Cost Averaging                                                                        22
          Rebalancing                                                                                  23
          Changes to Purchase Payment Allocations                                                      23
          Market Timing                                                                                23
          Surrender or Withdrawal Before Commencement of Annuity Period                                24
          Deferment                                                                                    24
          Confirmations                                                                                24
     Deductions and Expenses                                                                           25
          Annual Maintenance Charge                                                                    25
          Mortality and Expense Risk Fee                                                               25
          Surrender Charges                                                                            25
          Operating Expenses of the Underlying Funds                                                   25
          Premium Taxes                                                                                25
     Death Benefit Proceeds                                                                            25
     Annuity Payments                                                                                  25
     Annuity Payment Options                                                                           26
     Amount of Fixed and Variable Annuity Payments                                                     26
     Misstatement of Age                                                                               27
     Modification of the Contract                                                                      27
INDIVIDUAL PRODUCT INFORMATION                                                                         28
TAX CONSEQUENCES                                                                                       38
     Other Considerations                                                                              38
     Separate Account                                                                                  38
     Contract Owners                                                                                   38
          Contribution Limitations and General Requirements Applicable to Qualified Contracts          38
     Taxation of Contract Benefits                                                                     39
     Additional Taxes                                                                                  40
VOTING RIGHTS                                                                                          40
OTHER INFORMATION                                                                                      41
ADDITIONAL INFORMATION                                                                                 41


     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACTS OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

DEFINITIONS

     ACCUMULATION UNIT: A unit of measurement used to determine the value of a Contract Owner's interest in a Subaccount before Annuity Payments begin.

     ACCUMULATION UNIT VALUE: The value of an Accumulation Unit on any Valuation Date.

     ANNUITANT: The recipient of Income Payments.

     ANNUITY PAYMENTS: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be substantially equal in amount throughout the Annuity Period. A fixed annuity does not participate in the investment experience of any Subaccount. A Variable annuity provides a series of payments that vary in amount depending upon the investment experience of the Subaccount(s) selected by the Contract Owner.

     ANNUITY PERIOD: The period during which Income Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

     ANNUITY UNIT: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

     ANNUITY UNIT VALUE: The value of an Annuity Unit on any Valuation Date.

     CONTRACT: This prospectus offers Variable annuity Contracts to individuals as flexible premium Contracts. The term "Contract" in this prospectus generally will be used to describe Contracts issued to individuals.

     CONTRACT OWNER: The individual to whom the Contract is issued.

     CONTRACT YEAR: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of this date.

     FIXED CASH VALUE: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.

     MATURITY DATE: The date Annuity Payments begin. The individual Contracts offered by this prospectus describe the criteria for determining Maturity Dates.

     In addition, Qualified Plans often place certain limitations upon election of a Maturity Date. Generally, distributions under Qualified Plans (except Roth
IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. See "The Contract -- Required Minimum Distribution."

     MUTUAL FUND(S): Open-end management investment companies in which the assets of the Subaccount(s) will be invested. These companies are generally registered under the Investment Company Act of 1940.

     NET PURCHASE PAYMENT: The balance of each purchase payment received by HMLIC after deducting any applicable premium taxes, or the balance of any transfer amount from other Subaccounts after any applicable charges.

     QUALIFIED PLAN: The term "Qualified Plan" in this prospectus will be used to describe the following Contracts: IRC Section 403(b) tax sheltered annuity ("403(b) Contract"); IRC Section 408 individual retirement annuity ("IRA"); IRC
Section 408A Roth IRA; IRC Section 408(p) simple retirement annuity ("SIMPLE"); IRC Section 408(k) simplified employee pension ("SEP"); IRC Section 457(b) eligible governmental plan annuity ("457(b) Contract"); and IRC 401 qualified annuity.

     SCHEDULED UPDATE: The date the Contract investment period and current interest rate of the fixed account are updated, if applicable.

     SEPARATE ACCOUNT: The Horace Mann Life Insurance Company Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.

     SUBACCOUNT: A division of the Separate Account which invests in shares of the corresponding Underlying Fund.

     SURRENDER CHARGE: Also called a "contingent deferred sales charge." An amount kept by HMLIC if a withdrawal is made or if the Contract is surrendered.The charge is intended to compensate HMLIC for the cost of selling the Contract.

     TOTAL ACCUMULATION VALUE: The sum of the Fixed Cash Value and the Variable Cash Value prior to the time Annuity Payments begin.

     UNDERLYING FUNDS: All Mutual Funds listed in this document that are available for investment by the Separate Account.

     VALUATION DATE: The Valuation Date ends at 3:00 p.m. Central time or the close of the New York Stock Exchange ("NYSE") if earlier. No valuations are made for any day that the NYSE is closed.

     VALUATION PERIOD: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

     VARIABLE: The values vary based on the investment performance of the Subaccount(s) selected.

     VARIABLE CASH VALUE: The dollar value of the Separate Account investment options under the Contract prior to the time annuity Income Payments begin.

SUMMARY

     This summary is intended to provide a brief overview of the more significant aspects of the Contract(s). Further information can be found elsewhere in this prospectus, in the Separate Account Statement of Additional Information and in the Contract(s). This prospectus is intended to serve as a disclosure document for the Variable portion of the Contracts only. For information regarding the fixed portion, refer to the Contract(s).

     Detailed information about the Underlying Funds is contained in each Underlying Fund's prospectus and in each Underlying Fund's Statement of Additional Information.

     The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund's prospectus.

WHAT IS THE "SEPARATE ACCOUNT"?

     The Separate Account segregates assets dedicated to the Variable portion of the Contracts offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

WHO MAY PURCHASE THE CONTRACT OFFERED BY THIS PROSPECTUS?

     Individuals may purchase the Variable flexible premium annuity, but may no longer purchase the single premium annuity. The Contracts offered by this prospectus are Qualified Plans.

     The Contracts are offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("HM Investors"). In addition, the Contracts may be offered and sold through independent agents and other broker/dealers. HM Investors is a broker/dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of the NASD.

WHAT ARE MY INVESTMENT CHOICES?

     You may have money allocated to or invested in no more than 24 Subaccounts at any one time.

     (a)  SEPARATE ACCOUNT

     Includes Subaccounts each of which invests in one of the following Underlying Funds:

LARGE COMPANY STOCK FUNDS
     Large Blend
          JPMorgan U.S. Large Cap Core Equity Portfolio
          Fidelity VIP Growth & Income Portfolio SC 2
          Wilshire 5000 Index Portfolio(1)
          Fidelity VIP Index 500 Portfolio SC 2

     Large Growth
          Fidelity VIP Growth Portfolio SC 2

          AllianceBernstein Large Cap Growth Portfolio

          Wilshire Large Company Growth Portfolio(1)

     Large Value
          Wilshire VIT Equity Fund -- Horace Mann Shares
          Wilshire VIT Socially Responsible Fund -- Horace Mann Shares Davis Value Portfolio
          Wilshire Large Company Value Portfolio

MID-SIZE COMPANY STOCK FUNDS
     Mid Blend
          Dreyfus Investment Portfolio: Mid Cap Stock Funds -- Service Shares Fidelity VIP Mid Cap Portfolio SC 2
          Rainier Small/Mid Cap Equity Portfolio

     Mid Growth
          Delaware VIP Growth Opportunities Series
          Lord Abbett Insurance Series Growth/Opportunities
          Putnam VT Vista Fund (IB Shares)

          Wells Fargo Advantage Discovery Fund


     Mid Value
          Ariel Appreciation Fund(2)

          Wells Fargo Advantage Opportunity Fund


SMALL COMPANY STOCK FUNDS
     Small Blend
          Goldman Sachs VIT Core Small Cap Equity Fund
          T. Rowe Price Small-Cap Stock Fund -- Advisor Class(3)
          Neuberger Berman Genesis Fund -- Advisor Class

     Small Growth
          Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares Delaware VIP Trend Series
          Wilshire Small Company Growth Portfolio

     Small Value
          Ariel Fund(2)
          Royce Capital Fund Small-Cap Portfolio
          T. Rowe Price Small-Cap Value Fund -- Advisor
          Wilshire Small Company Value Portfolio

INTERNATIONAL STOCK FUNDS
          Wilshire VIT International Equity Fund -- Horace Mann Shares Fidelity VIP Overseas Portfolio SC 2

BALANCED FUND
          Wilshire VIT Balanced Fund -- Horace Mann Shares

BOND FUNDS
          Wilshire VIT Income Fund -- Horace Mann Shares
          Wilshire VIT Short-Term Investment Fund -- Horace Mann Shares Fidelity VIP High Income Portfolio SC 2
          Fidelity VIP Investment Grade Bond Portfolio SC 2

(1) For Contracts issued prior to September 5, 2000, the Subaccounts of the Horace Mann Separate Account invest in the Institutional Class of shares of each Fund. For Contracts issued on or after September 5, 2000, the Subaccounts invest in the Investment Class of shares of each Fund.

(2)  This Fund is not available as an investment option for a 457(b) Contract.

(3) On and after June 1, 2004, new Contracts may not have allocations to the following Subaccounts, and existing Contracts may not begin or increase allocations to the following Subaccounts or START ANY NEW TRANSFERS OF MONEY to the following Subaccounts:


          Wells Fargo Advantage Discovery Fund

          T. Rowe Price Small Cap Stock Fund

          Wells Fargo Advantage Opportunity Fund

          Credit Suisse Small Cap Growth Portfolio
          T. Rowe Price Small Cap Value Fund

     (b)  FIXED ACCOUNT (SEE THE CONTRACT)

WHEN CAN I TRANSFER BETWEEN ACCOUNTS?

     At any time before the Contract's Maturity Date, amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract. Transfers from the fixed account of the Contract into a Subaccount could be subject to certain charges if the transferred amount is withdrawn or surrendered. For complete details see "The Contract -- Transactions -- Transfers."

MAY I WITHDRAW ALL OR PART OF THE CONTRACT VALUE BEFORE THE MATURITY DATE?

     Unless restricted by the Internal Revenue Coe of 1986 as amended ("IRC"), a Contract Owner may at any time before the Maturity Date surrender his or her Contract in whole or withdraw in part for cash. Each surrender or partial withdrawal is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Surrender Charges as described in "Deductions and Expenses -- Surrender Charges."

WHAT ARE THE CHARGES OR DEDUCTIONS?

     Contracts may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.

     A mortality and expense risk fee (M&E Fee) is deducted from the Separate Account. This fee is computed on a daily basis. See the "Individual Product Information" section for the mortality and expense risk fee of your product.

     A fixed annual maintenance charge that may not exceed $25 is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived. Maximum Solutions does not have an annual maintenance fee. See the "Individual Product Information" section for the annual maintenance fee of your product.

     No deduction for sales expense is charged on purchase payments, but a decreasing Surrender Charge is assessed against certain withdrawals and surrenders. The charge is deducted from the Contract Owner's value in the Subaccount(s) from which the withdrawal is made. See "The Contract
-- Transactions -- Surrender or Withdrawal Before Commencement of Annuity
Period."

WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THIS CONTRACT?

     The IRC provides penalties for premature distributions under various retirement plans. Values may not be withdrawn from Section 403(b) or Section 457(b) Contracts except under certain circumstances. See "Tax Consequences." These Contracts might not be suitable for short-term investment. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."

IF I RECEIVE MY CONTRACT AND AM DISSATISFIED, MAY I RETURN IT?

     Subject to various state insurance laws, generally the Contract Owner may return the Contract to HMLIC within 15 to 30 days of receipt of the Contract. HMLIC will refund the greater of the premium contributions or the market value of the assets purchased by payments paid to the Separate Account as of the date the request was received less any taxes, if applicable.

WHEN CAN I BEGIN RECEIVING ANNUITY PAYMENTS, AND WHAT OPTIONS ARE AVAILABLE?

     Payments will begin on the Maturity Date set by the terms of your Contract.Variable Annuity Payments are made in monthly installments. An optional Maturity Date and various income payment options are available under the Contract.

     Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. The following options are available for receiving Income
Payments:

     Life Annuity with or without Certain Period, Joint and Survivor Life Annuity, Income for Fixed Period, Income for Fixed Amount and Interest Income Payments.

TABLE OF ANNUAL OPERATING EXPENSES

     The following tables describe the maximum fees and expenses that you may pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract or transfer cash value between investment options. State premium taxes may also be deducted. To determine the Contract you own, look in the bottom left hand corner of your Contract for the form number. This is the number referenced below the product name in the following tables. If you are in the process of purchasing a Contract, ask your registered representative which Contract you are purchasing.

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
CONTRACT OWNER TRANSACTION EXPENSES:(1)

                                                                                                   VARIABLE     VARIABLE
                                         ANNUITY        ANNUITY         ANNUITY         NEW       RETIREMENT   RETIREMENT
                                       ALTERNATIVES  ALTERNATIVES 2  ALTERNATIVES 2   SOLUTIONS     ANNUITY      ANNUITY
                                        (IC-408000)    (IC-437000)     (IC-438000)   (IC-441000)  (IC-417000)  (IC-418000)
                                       ------------  --------------  --------------  -----------  -----------  -----------
Surrender Fees (as a percentage of
  amount surrendered, if applicable)        8%             8%              8%            8%           5%           5%

                                          MAXIMUM       MAXIMUM         MAXIMUM        MAXIMUM      MAXIMUM      MAXIMUM
                                         SOLUTIONS     SOLUTIONS       SOLUTIONS      SOLUTIONS    SOLUTIONS   SOLUTIONS
                                        (IC-426000)   (IC-427000)     (IC-428000)    (IC-429000)  (IC-430000)  (IC-431000)
                                       ------------  --------------  --------------  -----------  -----------  -----------
Surrender Fees (as a percentage of
  amount surrendered, if applicable)        7%             6%              6%            7%           6%           6%

(1) Premium taxes, currently ranging between 0% and 3.5%, are not included. The rate of the premium tax varies depending upon the state of residence, and not all states impose premium taxes. Taxes are deducted at the time of purchase.


     We guarantee that the aggregate surrender fee charged will never exceed 9% of your total purchase payments.


     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

                                                                                                   VARIABLE     VARIABLE
                                         ANNUITY        ANNUITY         ANNUITY         NEW       RETIREMENT   RETIREMENT
                                       ALTERNATIVES  ALTERNATIVES 2  ALTERNATIVES 2   SOLUTIONS     ANNUITY      ANNUITY
                                        (IC-408000)    (IC-437000)     (IC-438000)   (IC-441000)  (IC-417000)  (IC-418000)
                                       ------------  --------------  --------------  -----------  -----------  -----------
Annual Contract Fee(1)                    $  25          $  25          $  25           $  25        $  25        $  25
Separate Account Annual Expenses
  (as a percentage of average
  account value)
    Mortality and Expense Risk Fees        1.25%          1.25%          1.25%           1.25%        1.25%        1.25%
    Account Fees and Expenses                 0%             0%             0%              0%           0%           0%
Total Separate Account
  Annual Expenses                          1.25%          1.25%          1.25%           1.25%        1.25%        1.25%

                                          MAXIMUM       MAXIMUM         MAXIMUM        MAXIMUM      MAXIMUM      MAXIMUM
                                         SOLUTIONS     SOLUTIONS       SOLUTIONS      SOLUTIONS    SOLUTIONS   SOLUTIONS
                                        (IC-426000)   (IC-427000)     (IC-428000)    (IC-429000)  (IC-430000)  (IC-431000)
                                       ------------  --------------  --------------  -----------  -----------  -----------
Annual Contract Fee(1)                    $   0          $   0          $   0           $   0        $   0         $  0
Separate Account Annual Expenses
  (as a percentage of average
  account value)
    Mortality and Expense Risk Fees        0.95%          0.95%          0.95%           0.95%        0.95%        0.95%
    Account Fees and Expenses                 0%             0%             0%              0%           0%           0%
Total Separate Account
  Annual Expenses                          0.95%          0.95%          0.95%           0.95%        0.95%        0.95%

(1) The annual contract fee is waived if the Contract value equals or exceeds $10,000.

     The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund.

TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES                                          MINIMUM    MAXIMUM
-----------------------------------------------                                          -------    -------
  (expenses that are deducted from Underlying Fund assets, including management
  fees, distribution and/or service (12b-1) fees and other expenses)                      0.35%      1.86%


EXAMPLE

     This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other Variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Underlying Fund fees and expenses.


     The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Underlying Funds as of December 31, 2004. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                        ANNUITY ALTERNATIVES (IC-408000)

     If you surrender or annuitize your Contract at the end of the applicable time period:


        1 YEAR                      3 YEARS                    5 YEARS                  10 YEARS
        ------                      -------                    -------                  --------
        $ 1,151                     $ 1,606                    $ 1,852                  $ 3,381


     If you do NOT surrender or annuitize your Contract at the end of the applicable time period:


        1 YEAR                      3 YEARS                    5 YEARS                  10 YEARS
        ------                      -------                    -------                  --------
        $ 336                        $ 975                     $ 1,634                  $ 3,381


                ANNUITY ALTERNATIVES 2 (IC-437000 AND IC-438000)

     If you surrender or annuitize your Contract at the end of the applicable time period:


        1 YEAR                      3 YEARS                    5 YEARS                  10 YEARS
        -------                     -------                    -------                  --------
        $ 1,151                     $ 1,606                    $ 1,852                  $ 3,381


     If you do NOT surrender or annuitize your Contract at the end of the applicable time period:


        1 YEAR                      3 YEARS                    5 YEARS                  10 YEARS
        ------                      -------                    -------                  --------
        $ 336                        $ 975                     $ 1,634                  $ 3,381


                            NEW SOLUTIONS (IC-441000)

     If you surrender or annuitize your Contract at the end of the applicable time period:


        1 YEAR                      3 YEARS                    5 YEARS                  10 YEARS
        -------                     -------                    -------                  --------
        $ 1,151                     $ 1,606                    $ 2,069                  $ 3,381


     If you do NOT surrender or annuitize your Contract at the end of the applicable time period:


        1 YEAR                      3 YEARS                    5 YEARS                  10 YEARS
        ------                      -------                    -------                  --------
        $ 336                        $ 975                     $ 1,634                  $ 3,381


              VARIABLE RETIREMENT ANNUITY (IC-417000 AND IC-418000)

     If you surrender or annuitize your Contract at the end of the applicable time period:


        1 YEAR                      3 YEARS                    5 YEARS                  10 YEARS
        ------                      -------                    -------                  --------
        $ 846                       $ 1,290                    $ 1,743                  $ 3,381


     If you do NOT surrender or annuitize your Contract at the end of the applicable time period:


        1 YEAR                      3 YEARS                    5 YEARS                  10 YEARS
        ------                      -------                    -------                  --------
        $ 336                        $ 975                     $ 1,634                  $ 3,381

                          MAXIMUM SOLUTIONS (IC-426000)

     If you surrender or annuitize your Contract at the end of the applicable time period:


        1 YEAR                      3 YEARS                    5 YEARS                  10 YEARS
        ------                      -------                    -------                  --------
        $ 997                       $ 1,398                    $ 2,030                  $ 3,113


     If you do NOT surrender or annuitize your Contract at the end of the applicable time period:


        1 YEAR                      3 YEARS                    5 YEARS                  10 YEARS
        ------                      -------                    -------                  --------
        $ 282                        $ 864                     $ 1,473                  $ 3,113


                          MAXIMUM SOLUTIONS (IC-429000)

     If you surrender or annuitize your Contract at the end of the applicable time period:


        1 YEAR                      3 YEARS                    5 YEARS                  10 YEARS
        ------                      -------                    -------                  --------
        $ 997                       $ 1,398                    $ 1,807                  $ 3,113


     If you do NOT surrender or annuitize your Contract at the end of the applicable time period:


        1 YEAR                      3 YEARS                    5 YEARS                  10 YEARS
        ------                      -------                    -------                  --------
        $ 282                        $ 864                     $ 1,473                  $ 3,113


                   MAXIMUM SOLUTIONS (IC-427000 AND IC-428000)

     If you surrender or annuitize your Contract at the end of the applicable time period:


        1 YEAR                      3 YEARS                    5 YEARS                  10 YEARS
        ------                      -------                    -------                  --------
        $ 895                       $ 1,398                    $ 2,030                  $ 3,113


     If you do NOT surrender or annuitize your Contract at the end of the applicable time period:


        1 YEAR                      3 YEARS                    5 YEARS                  10 YEARS
        ------                      -------                    -------                  --------
        $ 282                        $ 864                     $ 1,473                  $ 3,113


                   MAXIMUM SOLUTIONS (IC-430000 AND IC-431000)

     If you surrender or annuitize your Contract at the end of the applicable time period:


        1 YEAR                      3 YEARS                    5 YEARS                  10 YEARS
        ------                      -------                    -------                  --------
        $ 895                       $ 1,291                    $ 1,695                  $ 3,113


     If you do NOT surrender or annuitize your Contract at the end of the applicable time period:


        1 YEAR                      3 YEARS                    5 YEARS                  10 YEARS
        ------                      -------                    -------                  --------
        $ 282                        $ 864                     $ 1,473                  $ 3,113

CONDENSED FINANCIAL INFORMATION

     The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Equity Fund -- Horace Mann Shares commenced operations on May 21, 1957. The Wilshire VIT Income Fund -- Horace Mann Shares, Balanced Fund and Short-Term Investment Fund each commenced operations on January 1, 1983. The Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares, Wilshire VIT International Equity Fund -- Horace Mann Shares and Wilshire VIT Socially Responsible Fund -- Horace Mann Shares each commenced operations on March 10, 1997. The Wilshire 5000 Index Portfolio and the Wilshire Large Company Growth Portfolio were added to the Separate Account on May 1, 2000. The Ariel Fund and the Ariel Appreciation Fund were added to the Separate Account on May 1, 2001. The Delaware VIP Growth Opportunities Series, Royce Capital Fund Small-Cap Portfolio, Lord Abbett Insurance Series Growth/Opportunities, Goldman Sachs VIT Core Small Cap Equity Fund, Delaware VIP Trend Series and Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares were added to the Separate Account on June 1, 2004. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000.


                                                                                                       # ACCUMULATION
                                                                     ACCUMULATION     ACCUMULATION         UNITS
                                                                      UNIT VALUE       UNIT VALUE       OUTSTANDING
                                                          YEAR       BEGINNING OF        END OF            END OF
SUBACCOUNT                                               ENDED          PERIOD           PERIOD            PERIOD
----------                                              --------     ------------     ------------     --------------
JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO           12/31/04     $      12.22     $      13.22          1,143,649
                                                        12/31/03             9.65            12.22            915,270
                                                        12/31/02            12.97             9.65            690,067
                                                        12/31/01            14.90            12.97            431,258
                                                        12/31/00            17.33*           14.90            123,796

FIDELITY VIP GROWTH & INCOME PORTFOLIO SC 2             12/31/04     $      13.69     $      14.27            757,537
                                                        12/31/03            11.23            13.69            535,029
                                                        12/31/02            13.67            11.23            357,213
                                                        12/31/01            15.20            13.67            230,640
                                                        12/31/00            16.03*           15.20             53,980

WILSHIRE 5000 INDEX PORTFOLIO -- INSTITUTIONAL CLASS    12/31/04     $       9.19     $      10.12          1,924,243
                                                        12/31/03             7.15             9.19          1,873,756
                                                        12/31/02             9.18             7.15          1,773,671
                                                        12/31/01            10.47             9.18          1,735,539
                                                        12/31/00            11.19*           10.47          1,419,973

WILSHIRE 5000 INDEX PORTFOLIO -- INVESTMENT CLASS       12/31/04     $       9.05     $       9.94            787,993
                                                        12/31/03             7.07             9.05            541,013
                                                        12/31/02             9.08             7.07            365,881
                                                        12/31/01            10.38             9.08            213,861
                                                        12/31/00            12.23*           10.38             40,024

FIDELITY VIP INDEX 500 PORTFOLIO SC 2                   12/31/04     $     124.84     $     136.05            277,917
                                                        12/31/03            98.66           124.84            211,435
                                                        12/31/02           128.86            98.66            151,544
                                                        12/31/01           148.95           128.86             93,943
                                                        12/31/00           171.04*          148.95             32,999

FIDELITY VIP GROWTH PORTFOLIO SC 2                      12/31/04     $      31.79     $      32.38            974,205
                                                        12/31/03            24.28            31.79            771,644
                                                        12/31/02            35.28            24.28            595,943
                                                        12/31/01            43.48            35.28            404,152
                                                        12/31/00            53.82*           43.48            161,937

ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO            12/31/04     $      21.59     $      23.11            818,599
                                                        12/31/03            17.71            21.59            676,885
                                                        12/31/02            25.94            17.71            522,390
                                                        12/31/01            31.81            25.94            357,364
                                                        12/31/00            41.57*           31.81            130,232

                                                                                                       # ACCUMULATION
                                                                     ACCUMULATION     ACCUMULATION         UNITS
                                                                      UNIT VALUE       UNIT VALUE       OUTSTANDING
                                                          YEAR       BEGINNING OF        END OF            END OF
SUBACCOUNT                                               ENDED          PERIOD           PERIOD            PERIOD
----------                                              --------     ------------     ------------     --------------
WILSHIRE LARGE COMPANY GROWTH PORTFOLIO --
  INSTITUTIONAL CLASS                                   12/31/04     $      29.59     $      31.30            680,361
                                                        12/31/03            23.62            29.59            652,842
                                                        12/31/02            30.49            23.62            598,775
                                                        12/31/01            36.90            30.49            587,742
                                                        12/31/00            41.22*           36.90            451,094

WILSHIRE LARGE COMPANY GROWTH
  PORTFOLIO -- INVESTMENT CLASS                         12/31/04     $      29.13     $      30.72            324,321
                                                        12/31/03            23.32            29.13            228,018
                                                        12/31/02            30.18            23.32            160,285
                                                        12/31/01            36.63            30.18             99,528
                                                        12/31/00            46.36*           36.63             16,962

WILSHIRE VIT EQUITY FUND -- HORACE MANN SHARES          12/31/04     $      19.76     $      21.51         14,024,912
                                                        12/31/03            15.68            19.76         15,075,890
                                                        12/31/02            19.70            15.68         15,849,770
                                                        12/31/01            20.82            19.70         17,361,722
                                                        12/31/00            22.10            20.82         18,713,068
                                                        12/31/99            22.97            22.10         23,693,305
                                                        12/31/98            21.62            22.97         24,141,182
                                                        12/31/97            17.74            21.62         21,736,131
                                                        12/31/96            14.33            17.74         18,086,814
                                                        12/31/95            10.88            14.33         14,363,155
                                                        12/31/94            11.03            10.88         12,072,982

WILSHIRE VIT SOCIALLY RESPONSIBLE FUND --
  HORACE MANN SHARES                                    12/31/04     $      14.85     $      16.61          4,612,921
                                                        12/31/03            11.70            14.85          4,740,058
                                                        12/31/02            13.70            11.70          4,803,270
                                                        12/31/01            14.96            13.70          4,970,814
                                                        12/31/00            13.92            14.96          4,767,452
                                                        12/31/99            13.00            13.92          3,893,389
                                                        12/31/98            12.00            13.00          2,430,089
                                                        12/31/97             9.85            12.00            698,226

DAVIS VALUE PORTFOLIO                                   12/31/04     $      10.40     $      11.54            612,231
                                                        12/31/03             8.11            10.40            486,125
                                                        12/31/02             9.80             8.11            384,920
                                                        12/31/01            11.08             9.80            333,527
                                                        12/31/00            11.58*           11.08            134,363

WILSHIRE LARGE COMPANY VALUE PORTFOLIO                  12/31/04     $      21.61     $      24.19            729,103
                                                        12/31/03            17.02            21.61            611,659
                                                        12/31/02            20.83            17.02            472,191
                                                        12/31/01            21.34            20.83            266,320
                                                        12/31/00            19.91*           21.34             23,435

DREYFUS INVESTMENT PORTFOLIO: MID CAP STOCK FUND --
  SERVICE SHARES                                        12/31/04     $      15.91*    $      17.90              9,576

FIDELITY VIP MID CAP PORTFOLIO SC 2                     12/31/04     $      23.43     $      28.85            954,231
                                                        12/31/03            17.16            23.43            798,274
                                                        12/31/02            19.31            17.16            674,016
                                                        12/31/01            20.25            19.31            551,984
                                                        12/31/00            20.11*           20.25            231,555

                                                                                                       # ACCUMULATION
                                                                     ACCUMULATION     ACCUMULATION         UNITS
                                                                      UNIT VALUE       UNIT VALUE       OUTSTANDING
                                                          YEAR       BEGINNING OF        END OF            END OF
SUBACCOUNT                                               ENDED          PERIOD           PERIOD            PERIOD
----------                                              --------     ------------     ------------     --------------
RAINIER SMALL/MID CAP EQUITY PORTFOLIO                  12/31/04     $      30.15     $      34.96            303,239
                                                        12/31/03            20.87            30.15            247,172
                                                        12/31/02            26.42            20.87            194,166
                                                        12/31/01            27.84            26.42            135,479
                                                        12/31/00            30.39*           27.84             51,884

DELAWARE VIP GROWTH OPPORTUNITIES SERIES                12/31/04     $      14.24*    $      15.70             11,064

LORD ABBETT INSURANCE SERIES GROWTH/OPPORTUNITIES       12/31/04     $      12.00*    $      13.21             22,415

PUTNAM VT VISTA FUND (IB SHARES)                        12/31/04     $      11.56     $      13.54            447,976
                                                        12/31/03             8.79            11.56            431,300
                                                        12/31/02            12.82             8.79            375,227
                                                        12/31/01            19.52            12.82            326,406
                                                        12/31/00            25.13*           19.52            146,933

WELLS FARGO ADVANTAGE DISCOVERY FUND                    12/31/04     $      14.40     $      16.95            479,241
                                                        12/31/03            10.86            14.40            443,966
                                                        12/31/02            17.61            10.86            371,269
                                                        12/31/01            25.76            17.61            279,260
                                                        12/31/00            35.99*           25.76            131,868

ARIEL APPRECIATION FUND                                 12/31/04     $      42.98     $      48.02            798,279
                                                        12/31/03            33.22            42.98            612,277
                                                        12/31/02            37.51            33.22            411,440
                                                        12/31/01            31.01*           37.51            115,976

WELLS FARGO ADVANTAGE OPPORTUNITY FUND                  12/31/04     $      25.67     $      29.98            317,641
                                                        12/31/03            18.96            25.67            298,172
                                                        12/31/02            26.24            18.96            254,365
                                                        12/31/01            27.60            26.24            169,801
                                                        12/31/00            28.55*           27.60             47,165

GOLDMAN SACHS VIT CORE SMALL CAP EQUITY FUND            12/31/04     $      12.99*    $      15.00             17,423

T. ROWE PRICE SMALL-CAP STOCK FUND --
  ADVISOR CLASS                                         12/31/04     $      30.79     $      36.03            401,917
                                                        12/31/03            23.60            30.79            349,073
                                                        12/31/02            27.92            23.60            280,393
                                                        12/31/01            26.52            27.92            172,268
                                                        12/31/00            26.99*           26.52             47,164

NEUBERGER BERMAN GENESIS FUND -- ADVISOR CLASS          12/31/04     $      23.74     $      27.77            642,198
                                                        12/31/03            18.30            23.74            513,797
                                                        12/31/02            19.14            18.30            409,931
                                                        12/31/01            17.35            19.14            228,309
                                                        12/31/00            15.84*           17.35             14,507

WILSHIRE VIT SMALL CAP GROWTH FUND --
  HORACE MANN SHARES                                    12/31/04     $      11.52     $      11.88          4,302,146
                                                        12/31/03             7.33            11.52          4,507,783
                                                        12/31/02            12.16             7.33          4,361,425
                                                        12/31/01            17.54            12.16          4,399,005
                                                        12/31/00            19.92            17.54          4,284,826
                                                        12/31/99            11.61            19.92          2,619,220
                                                        12/31/98            11.10            11.61          2,103,641
                                                        12/31/97             9.59            11.10          1,284,537

                                                                                                       # ACCUMULATION
                                                                     ACCUMULATION     ACCUMULATION         UNITS
                                                                      UNIT VALUE       UNIT VALUE       OUTSTANDING
                                                          YEAR       BEGINNING OF        END OF            END OF
SUBACCOUNT                                               ENDED          PERIOD           PERIOD            PERIOD
----------                                              --------     ------------     ------------     --------------
C.S. SMALL CAP GROWTH PORTFOLIO                         12/31/04     $      17.03     $      18.65            248,475
                                                        12/31/03            11.61            17.03            236,965
                                                        12/31/02            17.73            11.61            207,449
                                                        12/31/01            21.37            17.73            165,082
                                                        12/31/00            27.32*           21.37             76,760

DELAWARE VIP TREND SERIES                               12/31/04     $      28.47*    $      30.27              2,275

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO                 12/31/04     $      17.54     $      20.30            121,774
                                                        12/31/03            12.96            17.54             92,724
                                                        12/31/02            15.23            12.96             65,352
                                                        12/31/01            15.87            15.23             28,130
                                                        12/31/00            17.80*           15.87              8,061

ARIEL FUND                                              12/31/04     $      45.16     $      54.42            486,122
                                                        12/31/03            35.70            45.16            376,980
                                                        12/31/02            38.12            35.70            255,196
                                                        12/31/01            34.63*           38.12             65,549

ROYCE CAPITAL FUND SMALL-CAP PORTFOLIO                  12/31/04     $       8.10*    $       9.42             93,281

T. ROWE PRICE SMALL-CAP VALUE FUND --
  ADVISOR CLASS                                         12/31/04     $      32.96     $      40.85            439,605
                                                        12/31/03            24.49            32.96            397,645
                                                        12/31/02            25.32            24.49            314,495
                                                        12/31/01            21.02            25.32            151,942
                                                        12/31/00            20.52*           21.02             16,331

WILSHIRE SMALL COMPANY VALUE PORTFOLIO                  12/31/04     $      19.45     $      23.60            140,474
                                                        12/31/03            14.43            19.45            122,082
                                                        12/31/02            15.88            14.43            115,069
                                                        12/31/01            13.72            15.88             80,507
                                                        12/31/00            12.31*           13.72              5,138

WILSHIRE VIT INTERNATIONAL EQUITY FUND --
  HORACE MANN SHARES                                    12/31/04     $      10.68     $      11.67          3,099,530
                                                        12/31/03             8.16            10.68          3,072,915
                                                        12/31/02            10.47             8.16          2,970,500
                                                        12/31/01            14.39            10.47          2,935,800
                                                        12/31/00            17.67            14.39          2,650,938
                                                        12/31/99            11.72            17.67          1,187,606
                                                        12/31/98             9.98            11.72            696,337
                                                        12/31/97             9.74             9.98            464,676

FIDELITY VIP OVERSEAS PORTFOLIO SC 2                    12/31/04     $      17.21     $      19.27            643,917
                                                        12/31/03            12.18            17.21            430,503
                                                        12/31/02            15.50            12.18            308,350
                                                        12/31/01            19.91            15.50            209,742
                                                        12/31/00            23.13*           19.91             70,810

                                                                                                       # ACCUMULATION
                                                                     ACCUMULATION     ACCUMULATION         UNITS
                                                                      UNIT VALUE       UNIT VALUE       OUTSTANDING
                                                          YEAR       BEGINNING OF        END OF            END OF
SUBACCOUNT                                               ENDED          PERIOD           PERIOD            PERIOD
----------                                              --------     ------------     ------------     --------------
WILSHIRE VIT BALANCED FUND --
  HORACE MANN SHARES                                    12/31/04     $      18.59     $      19.86         13,172,538
                                                        12/31/03            15.74            18.59         14,094,671
                                                        12/31/02            17.39            15.74         14,804,752
                                                        12/31/01            17.36            17.39         16,254,478
                                                        12/31/00            17.41            17.36         17,553,416
                                                        12/31/99            17.83            17.41         22,621,955
                                                        12/31/98            16.78            17.83         23,286,358
                                                        12/31/97            14.28            16.78         22,095,620
                                                        12/31/96            12.22            14.28         20,098,949
                                                        12/31/95             9.75            12.22         17,804,536
                                                        12/31/94             9.97             9.75         15,666,817

WILSHIRE VIT INCOME FUND -- HORACE MANN SHARES          12/31/04     $      16.30     $      16.89          1,300,042
                                                        12/31/03            15.39            16.30          1,210,705
                                                        12/31/02            14.29            15.39          1,187,910
                                                        12/31/01            13.27            14.29            936,292
                                                        12/31/00            12.34            13.27            827,539
                                                        12/31/99            12.70            12.34          1,034,296
                                                        12/31/98            11.90            12.70          1,060,399
                                                        12/31/97            11.02            11.90            784,296
                                                        12/31/96            10.78            11.02            942,068
                                                        12/31/95             9.49            10.78            938,069
                                                        12/31/94             9.85             9.49            945,569

WILSHIRE VIT SHORT-TERM INVESTMENT FUND --
  HORACE MANN SHARES                                    12/31/04     $      10.86     $      10.85            270,993
                                                        12/31/03            10.88            10.86            427,380
                                                        12/31/02            10.83            10.88            367,360
                                                        12/31/01            10.42            10.83            237,129
                                                        12/31/00             9.97            10.42            205,055
                                                        12/31/99             9.64             9.97            132,903
                                                        12/31/98             9.30             9.64            120,651
                                                        12/31/97             8.97             9.30            122,530
                                                        12/31/96             8.65             8.97            125,251
                                                        12/31/95             8.34             8.65            110,931
                                                        12/31/94             8.13             8.34            125,199

FIDELITY VIP HIGH INCOME PORTFOLIO SC 2                 12/31/04     $       9.06     $       9.79            256,027
                                                        12/31/03             7.23             9.06            177,129
                                                        12/31/02             7.09             7.23             90,168
                                                        12/31/01             8.15             7.09             57,319
                                                        12/31/00             9.77*            8.15             32,064

FIDELITY VIP INVESTMENT GRADE BOND SC 2 PORTFOLIO       12/31/04     $      15.10     $      15.54            975,233
                                                        12/31/03            14.56            15.10            921,950
                                                        12/31/02            13.39            14.56            677,140
                                                        12/31/01            12.54            13.39            283,612
                                                        12/31/00            11.98*           12.54             24,851


* Inception price on date Underlying Fund was added to the Separate Account, as shown on page 21.


     Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to
(217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

HORACE MANN LIFE INSURANCE COMPANY,
THE SEPARATE ACCOUNT AND
THE UNDERLYING FUNDS

HORACE MANN LIFE INSURANCE COMPANY

     HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 ("HMLIC's Home Office"), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

     HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the NYSE.

THE SEPARATE ACCOUNT

     On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contracts without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contracts, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the Contracts. While HMLIC is obligated to make payments under the Contracts, the amounts of Variable Annuity Payments are not guaranteed since the payment amounts fluctuate in accordance with the performance of the Subaccounts.

     The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.

THE UNDERLYING FUNDS

     The Underlying Funds are listed below along with their primary investment objectives and a description of the adviser to each Underlying Fund. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by calling (800) 999-1030 (toll-free), sending a telefacsimile (FAX) transmission to (217) 527-2307 or writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657. You may also access the prospectuses on HMLIC's website at www.horacemann.com in the "Retirement Planning" link.


ALLIANCEBERNSTEIN

     The AllianceBernstein Large Cap Growth Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Portfolio focuses on a relatively small number of intensively researched companies. Alliance selects the Portfolio's investments from a research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. Normally, the Portfolio invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets. The AllianceBernstein Large Cap Growth Portfolio is a series of the AllianceBernstein Variable Products Series Fund and is advised by Alliance Capital Management.

ARIEL MUTUAL FUNDS

     The investment objective of the Ariel Appreciation Fund is long-term capital appreciation. It seeks this objective through investing primarily in the stocks of medium-sized companies with market capitalizations generally between $2.5 billion and $15 billion at the time of initial purchase. The Ariel Appreciation Fund seeks stocks whose underlying value is currently unrecognized, but should increase over time.

     Similar to the Ariel Appreciation Fund, the investment objective of the Ariel Fund is long-term capital appreciation. It seeks this objective through investing primarily in the stocks of smaller companies with market capitalizations generally between $500 million and $2.5 billion at the time of initial purchase. The Ariel Fund seeks stocks whose underlying value is currently unrecognized, but should increase over time.

     The Ariel Appreciation Fund and the Ariel Fund are both advised by Ariel Capital Management, LLC ("Ariel"). Ariel believes ethical business practices make good investment sense. In the long run, a company that adopts environmentally sound policies will face less government intrusion. A company that fosters community involvement among its employees will inspire community support. Additionally, Ariel believes that a company which cultivates diversity is more likely to attract and retain the best talent and broaden its markets in profitable new directions. Ariel does not invest in corporations whose primary source of revenue is derived from the production or sale of tobacco products, the generation of nuclear energy or the manufacture of handguns as it believes these industries are more likely to face shrinking growth prospects, draining litigation costs and legal liability that cannot be quantified.

CREDIT SUISSE

     The investment objective of the Credit Suisse Small Cap Growth Portfolio is to seek capital growth. To pursue this goal, it invests primarily in equity securities of small U.S. growth companies. Under normal market conditions, the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small U.S. companies. The Portfolio considers a "small" company to be one whose market capitalization is within the range of capitalizations of companies in the Russell 2000 Index. As of

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December 31, 2004, the market capitalization of the companies in the Russell
2000 Index ranged from $4 million to $3.6 billion. Some companies may outgrow the definition of a small company after the Portfolio has purchased their securities but will continue to be considered small for purposes of the Portfolio's minimum 80% allocation to small-company equities. The Credit Suisse Small Cap Growth Portfolio is a series of Credit Suisse Trust and is advised by Credit Suisse Asset Management, LLC.


DAVIS

     The Davis Value Portfolio's investment objective is to seek long-term growth of capital. Under normal circumstances the Portfolio invests the majority of its assets in equity securities issued by companies with market capitalizations of at least $10 billion that the adviser believes are of high quality and whose shares are selling at attractive prices. The Portfolio's adviser selects stocks with the intention of holding them for the long term. The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.


DELAWARE

     The objective of the Delaware VIP Growth Opportunities Series is to seek long-term capital appreciation. The Delaware VIP Growth Opportunities Series invests primarily in securities of medium-sized companies that have established themselves within the industry but still have growth potential. The Series' management team invests in medium-size companies that they believe may offer strong opportunities for capital appreciation and generally less risk than investments in small companies, although mid-cap companies typically have greater risk than large-cap companies. The Delaware VIP Growth Opportunities Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc. Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

     The objective of the Delaware VIP Trend Series is to seek long-term capital appreciation. The Delaware VIP Trend Series invests primarily in stocks of small growth-oriented or emerging companies that, in the management team's view, are market leaders with strong product cycles and innovative concepts. The Series' management team seeks to identify changing and dominant trends within the economy, the political arena and our society. The team conducts thorough research on companies, evaluating price-to-earnings ratios, estimated growth rates, market capitalization and cash flows to determine how attractive a company is relative to other companies. By focusing on companies in the early stages of their life cycles, the Series strives to capture the greatest potential for growth. The Delaware VIP Trend Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

THE DREYFUS CORPORATION

     The Dreyfus Investment Portfolio: Mid Cap Stock Portfolio (Service Shares) seeks investment returns that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400 Index (S&P 400).

     To pursue this goal, the Dreyfus Investment Portfolio: Mid Cap Stock Portfolio invests at least 80 percent of its assets in stocks of midsize companies. The portfolio invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Consistency of returns compared to the S&P 400 is a primary goal of the investment process. The portfolio's stock investments may include common stocks, preferred stocks, convertible securities and depositary receipts, including those issued in initial public offerings ("IPOs") or shortly thereafter. The Dreyfus Investment
Portfolio: Mid Cap Stock Portfolio is advised by The Dreyfus Corporation.


FIDELITY INVESTMENTS


     The investment objective of the Fidelity VIP Growth Portfolio Service Class 2 shares is to achieve capital appreciation. The fund invests primarily in common stocks of companies that the adviser believes to have above-average growth potential (stocks of these companies are often called 'growth' stocks). The adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

     The investment objective of the Fidelity VIP Overseas Portfolio Service Class 2 shares is to seek long-term growth of capital. The fund normally invests at least 80% of the fund's assets in non-U.S. securities, primarily common stocks. The investments are allocated across different geographic regions and individual countries. The adviser will consider the size of the market in each country and region relative to the size of the international market as a whole. In buying and selling securities for the fund, the adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

     The investment objective of the Fidelity VIP High Income Portfolio Service Class 2 shares is to seek a high level of current income while also considering growth of capital. The adviser normally invests primarily in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. The fund may also invest in non-income producing securities, including defaulted securities and common stocks and in companies that are in troubled or uncertain financial condition as well as domestic and foreign issuers. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and

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economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

     The investment objective of the Fidelity VIP Investment Grade Bond Portfolio Service Class 2 shares is to seek as high a level of current income as is consistent with the preservation of capital. The fund normally invests at least 80% of its total assets in investment-grade debt securities of all types and repurchase agreements for those securities. The adviser uses the Lehman Brother's Aggregate Bond Index as a guide for structuring the fund and selecting its investments and attempts to maintain an overall interest rate risk similar to the index. The adviser allocates assets across different market sectors and maturities and analyzes a security's structural features and current pricing, trading opportunities and the credit quality of its issuer to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

     The investment objective of the Fidelity VIP Mid Cap Portfolio Service Class 2 shares is to seek long-term growth of capital. The fund normally invests at least 80% of its total assets in securities of companies with medium market capitalizations. The adviser normally invests the fund's assets primarily in common stocks. The fund may potentially invest in companies with smaller or larger market capitalizations, domestic and foreign issuers and either "growth" stocks, "value" stocks or both. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

     The investment objective of the Fidelity VIP Growth & Income Portfolio Service Class 2 shares is to seek high total return through a combination of current income and capital appreciation. The fund invests primarily in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. It also potentially invests in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. The fund may potentially invest in domestic and foreign issuers and either "growth" stocks, "value" stocks or both. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Growth & Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

     The investment objective of the Fidelity VIP Index 500 Portfolio is to seek investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. The fund normally invests at least 80% of its assets in common stocks included in the S&P 500. Because the adviser may use statistical sampling techniques to attempt to replicate the returns of the S&P 500, the fund may not always hold all of the same securities as the index and may not track the index perfectly. The fund may lend securities to earn income for the fund and the adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

GOLDMAN SACHS

     The Goldman Sachs VIT CORE Small Cap Equity Fund seeks long-term growth of capital. The Fund invests, under normal circumstances, at least 80% of its net assets ("Net Assets") plus any borrowings for investment purposes (measured at time of purchase) in a broadly diversified portfolio of equity investments in small-cap U.S. issuers, including foreign issuers that are traded in the United States. However, it is currently anticipated that, under normal circumstances the Fund will invest at least 95% of its Net Assets in such equity investments. These issues will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 2000 Index at the time of investment. The Fund is not required to limit its investments to securities in the Russell 2000 Index. In addition, if the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to sell the securities. The capitalization range of the Russell 2000 Index is currently between $68 million and $2.4 billion.


JPMORGAN FLEMING

     The investment objective of the JPMorgan U.S. Large Cap Core Equity Portfolio is to provide high total return from a portfolio of selected equity securities. Under normal circumstances, the portfolio invests at least 80% of its assets in equity investment of large-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Large-cap companies have a market capitalization over $2 billion at the time of purchase. Market capitalization is the total market value of a company's shares. Sector by sector, the portfolio's weightings are similar to those of the S&P 500. The portfolio seeks to maintain sector weightings within +/- 3% of the S&P 500. The JPMorgan U.S. Large Cap Core Equity Portfolio is a series of the J.P. Morgan Series Trust II and is advised by J.P. Morgan Investment Management Inc.


LORD ABBETT

     The Lord Abbett Series Fund -- Growth Opportunities Portfolio seeks capital appreciation. To pursue this goal, the Portfolio normally invests at least 65% of its net assets in equity securities of mid-sized companies. A mid-sized company is defined as a company having a market capitalization at the time

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of purchase that falls within the market capitalization range of companies in the Russell Mid Cap Index, a widely used benchmark for mid-cap stock performance. As of January 31, 2005, the market capitalization range of the Russell Mid Cap Index was $606 million to $31.1 billion. This range varies daily. Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company. The Lord Abbett Series Fund -- Growth Opportunities Portfolio is advised by Lord, Abbett & Co. LLC.


NEUBERGER BERMAN

     The investment objective of the Neuberger Berman Genesis Fund -- Advisor Class is to seek growth of capital. To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries. Neuberger Berman Genesis Fund -- Advisor Class is advised by Neuberger Berman Management Inc. and subadvised by Neuberger Berman, LLC.


PUTNAM

     The investment objective of Putnam VT Vista Fund is to seek capital appreciation. The fund invests mainly in common stocks of U.S. companies with a focus on growth stocks. Growth stocks are issued by companies that Putnam Investment Management, LLC ("Putnam Management") believes are fast-growing and whose earnings Putnam Management believes are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. The fund invests mainly in mid-sized companies. Putnam VT Vista Fund is a series of the Putnam Variable Trust and is advised by Putnam Management.


RAINIER

     The investment objective of the Rainier Small/Mid Cap Equity Portfolio is to seek to maximize long-term appreciation. In pursuing its goal, the Portfolio invests primarily (at least 80% of its assets) in the equity securities of small and mid-capitalization U.S. companies with the prospects of strong earnings growth and attractive overall business fundamentals, selling at reasonable prices. The Rainier Small/Mid Cap Equity Portfolio is advised by Rainier Investment Management, Inc.


ROYCE

     Royce Capital Fund Small-Cap Portfolio uses a disciplined value approach to invest in small-cap companies -- those with market caps below $2.5 billion. They believe that investors in the Fund should have a long-term investment horizon of at least three-years. The Royce Capital Fund Small-Cap Portfolio is advised by Royce & Associates, LLC.

T. ROWE PRICE

     The investment objective of the T. Rowe Price Small-Cap Value Fund -- Advisor Class is to seek long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued. Reflecting a value approach to investing, the fund will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow or business franchises. Normally, the fund will invest at least 80% of its net assets in companies with a market capitalization that is within or below the range of companies in the Russell 2000 Index. The T. Rowe Price Small-Cap Value Fund -- Advisor Class is advised by T. Rowe Price Associates.

     The investment objective of the T. Rowe Price Small-Cap Stock Fund -- Advisor Class is to provide long-term capital growth by investing primarily in stocks of small companies. The fund normally invests at least 80% of its net assets in stocks of companies that have a market capitalization that falls (i) within or below the range of companies in either the Russell 2000 Index or the S&P Small-Cap 600 Index (ii) below the three year average maximum market cap of companies in either index as of December 31 for the three preceding years. Stock selection may reflect either a growth or value investment approach. The T. Rowe Price Small-Cap Stock Fund -- Advisor Class is advised by T. Rowe Price Associates.

WELLS FARGO

     The Wells Fargo Advantage Opportunity Fund seeks long-term CAPITAL APPRECIATION. We invest in equity securities of medium-CAPITALIZATION companies that we believe are under-priced yet, have attractive growth prospects. We base the analysis on a comparison between the company's public value, based on market quotations, with its "private market value" -- the price an investor would be willing to pay for the entire company given its management strength, financial health and growth potential. We determine a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value. The Wells Fargo Advantage Opportunity Fund is sub advised by Wells Capital Management, Inc.

     The Wells Fargo Advantage Discovery Fund seeks long-term CAPITAL APPRECIATION. We invest in securities of small- and medium-CAPITALIZATION companies that we believe offer attractive opportunities for growth. We define small- and medium CAPITALIZATION companies as those with market CAPITALIZATIONS equal to or lower than the company with the largest market CAPITALIZATION in the RUSSELL MIDCAP(R) INDEX, at the time of purchase. The range of the RUSSELL MIDCAP(R) INDEX was $513 million to $13.84 billion, as of June 30, 2004, and is expected to change frequently. We select securities through a combination of in-depth fundamental analysis of a company's financial reports and direct, on-site research during company visits. We may invest in any economic sector, and at times we may emphasize one or more particular sectors. The Wells Fargo Advantage Discovery Fund is sub advised by Wells Capital Management, Inc.

WILSHIRE MUTUAL FUNDS, INC.

     Wilshire Mutual Funds, Inc. ("Wilshire Funds") is an open-end management investment company registered under the Investment Company Act of 1940. The Wilshire Mutual

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Funds are made up of a series of portfolios including the Dow Jones Wilshire
5000 Index Portfolio, Wilshire Large Company Growth Portfolio, Wilshire Large Company Value Portfolio, Wilshire Small Company Growth Portfolio, and Wilshire Small Company Value Portfolio. The Wilshire Mutual Funds issues shares that are continually offered for sale. The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

     The investment objective of the Wilshire Large Company Growth Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the large company growth sub-category of the Dow Jones Wilshire 5000 Index. The Wilshire Large Company Growth Portfolio focuses on the large company segment of the U.S. equity market and invests in companies with above-average earnings or sales growth histories and retention of earnings. Often such companies will have above-average price/earnings ratios. The Wilshire Large Company Growth Portfolio primarily invests in stocks of companies with the largest market capitalizations (at times may be as low as $1.9 billion). Because this fund invests in large companies it may be more volatile than a fund that invests in a broader market segment.

     The investment objective of the Dow Jones Wilshire 5000 Index Portfolio is to replicate as closely as possible the performance of the Dow Jones Wilshire 5000 Index before the deduction of fund expenses. This Portfolio is an index fund and primarily invests in the common stocks of companies included in the Index that are representative of the entire Index. The Dow Jones Wilshire 5000 Index Portfolio normally holds stocks representing at least 90% of the total market value of the Index. Since the Portfolio does not invest in all of the stocks included in the Index it may be more volatile than the Index.

     The investment objective of the Wilshire Large Company Value Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the large company value sub-category of the Dow Jones Wilshire 5000 Index. The Wilshire Large Company Value Portfolio focuses on the large company value segment of the U.S. equity market. Typically such companies have relatively low price to book value ratios, low price to earnings ratios and higher than average dividend yields. The Wilshire Large Company Value Portfolio primarily invests in stocks with the largest market capitalization (at times may be as low as $1.9 billion). Because this fund invests in large companies it may be more volatile than a fund that invests in a broader market segment.

     The investment objective of the Wilshire Small Company Value Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the small company value sub-category of the Dow Jones Wilshire 5000 Index. The Wilshire Small Company Value Portfolio focuses on the small company value segment of the U.S. equity market. Typically such companies have relatively low price to book value ratios, low price to earnings ratios and relatively high dividend yields. The Wilshire Small Company Value Portfolio primarily invests in stocks with smaller market capitalizations (between $125 million and $1.9 billion ). Because this fund invests in small companies it may be more volatile than a fund that invests in a broader market segment.

     The investment objective of the Wilshire Small Company Growth Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the small company growth sub-category of the Dow Jones Wilshire 5000 Index. The Wilshire Small Company Growth Portfolio focuses on the small company growth segment of the U.S. equity market. Typically such companies have above-average earnings or sales growth histories and retention of earnings, and often they have higher price to earnings ratios. The Wilshire Small Company Growth Portfolio primarily invests in stocks with smaller market capitalizations (between $125 million and $1.9 billion ). Because this fund invests in small companies it may be more volatile than a fund that invests in a broader market segment.

WILSHIRE VARIABLE INSURANCE TRUST (VIT)

     The Wilshire VIT ("Trust") is an open-end, diversified, management investment company registered under the Investment Company Act of 1940. The Trust is made up of a series of portfolios ("Wilshire VIT Funds"). The Trust issues shares of beneficial interest that are continually offered for sale. The Wilshire VIT Funds, advised by Wilshire Associates Incorporated ("Wilshire"), invest in securities of different issuers and industry classifications in an attempt to spread and reduce the risks inherent in all investing. Wilshire has entered into an agreement with investment subadviser(s) for each of the Wilshire VIT Funds whereby the subadviser(s) manage the investment and reinvestment of the assets of a fund.

     The primary investment objective of the Wilshire VIT Equity Fund -- Horace Mann Shares is long-term capital growth; conservation of principal and production of income are secondary objectives. The Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Equity Fund ordinarily invests in common stocks of domestic companies. Wellington Management Company, LLP ("Wellington Management"), Alliance Capital Management LP ("Alliance") and Mellon Equity Associates, LLP ("Mellon Equity") serve as the investment subadvisers to the Equity Fund. This fund was referred to as the Growth Fund prior to May 1, 2000.

     The primary investment objective of the Wilshire VIT Balanced Fund -- Horace Mann Shares is to realize high long-term total rate of return consistent with prudent investment risks. The Balanced Fund's assets are invested in a mix of common stocks, debt securities and money market instruments through investments in the Wilshire VIT Equity Fund -- Horace Mann Shares and Wilshire VIT Income Fund -- Horace Mann Shares.

     The primary investment objective of the Wilshire VIT Income Fund -- Horace Mann Shares is to achieve a long-term total rate of return in excess of the U.S. bond market over a full market cycle. The Income Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The fixed income securities in which the Income Fund invests are primarily U.S. investment grade fixed income securities. Western Asset Management Company ("Western Asset"), Western Asset Management Limited ("WAML") and BlackRock Financial Management, Inc. ("BlackRock") serve as the investment subadvisers to the Income Fund.

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     The primary investment objective of the Wilshire VIT Short-Term Investment
Fund -- Horace Mann Shares ("Short-Term Fund") is to realize maximum current income to the extent consistent with liquidity. Preservation of principal is a secondary objective. The Short-Term Fund attempts to realize its objectives through investments in short-term debt instruments; it is not a money market fund and does not maintain a stable net asset value per share. Western Asset serves as the investment subadviser to the Short-Term Fund.

     The investment objective of the Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares is long-term capital appreciation. The Small Cap Growth Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in securities of small cap companies. The Fund ordinarily invests in small cap equity securities (less than $2.5 billion at the time of investment) which a subadviser believes have earnings growth potential. The Small Cap Growth Fund invests primarily in small cap stocks, which a subadviser considers to have favorable and above-average earnings growth prospects. Accordingly, their stock prices may rise faster, but can also decline more in unfavorable business climates. As a result of these "higher highs" and "lower lows," they are more volatile. BlackRock, and Mazama Capital Management ("Mazama") serve as investment subadvisers to the Small Cap Growth Fund.

     The primary investment objective of the Wilshire VIT International Equity Fund -- Horace Mann Shares is long-term capital growth primarily through diversified holding of marketable foreign equity investments. The International Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The International Equity Fund invests primarily in equity securities of established companies, listed on foreign exchanges, which the subadviser believes have favorable characteristics. It may also invest in fixed income securities of foreign governments and companies. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of currency fluctuations, more volatile markets, less securities regulation and political instability. Newstar Institutional Managers Limited and The Boston Company Asset Management, LLC serve as investment subadvisers to the International Equity Fund.

     The investment objective of the Wilshire VIT Socially Responsible Fund -- Horace Mann Shares is long-term growth of capital, current income and growth of income. The Socially Responsible Fund invests in a diversified portfolio composed primarily of marketable equity securities including common stocks, preferred stocks and debt securities convertible into common stocks of seasoned U.S. traded companies. Investments in equity securities are limited to issuers which in the subadviser's judgment meet the following criteria:

     1.   Do not produce tobacco products;

     2.   Do not produce alcoholic beverages;

     3.   Do not own and/or operate casinos or manufacture gaming devices;

     4.   Do not produce pornographic materials;

     5. Do not produce nuclear weapons or guidance and/or delivery systems, specifically for nuclear weapons;

     6. By popular standards, maintain non-discriminatory employment practices throughout a company's facilities; and

     7. By popular standards, maintain environmental policies, practices and procedures which are currently acceptable, or which are exhibiting improvement.

     Because this fund invests in companies with socially responsible business practices, it has limitations that may have an adverse impact on performance. Alliance serves as the investment subadviser to the Socially Responsible Fund.


THE CONTRACTS

CONTRACT OWNERS' RIGHTS

     A Contract may be issued under a retirement plan on a qualified basis as defined in the IRC. Qualified contracts are subject to certain tax restrictions. See "Tax Consequences."

     To participate in a Qualified Plan, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC.

     Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary, to designate a payee and to agree to a modification of the Contract terms.

     This prospectus describes only the Variable portions of the Contract. On the Maturity Date, the Contract Owner has certain rights to acquire fixed annuity payout options. See the Contract for details regarding fixed Annuity Payments.

PURCHASING THE CONTRACT

     The Contracts are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may be offered and sold through independent agents and other broker/dealers. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker/dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker/dealers. Sales commissions range from 1.00% to 6.75% of purchase payments received.

     In order to purchase a Contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire. For a Contract issued pursuant to Section 403(b) of the IRC, the applicant must sign an acknowledgment of the IRC restrictions on withdrawals applicable to such Contracts. For an IRA, Roth IRA, SIMPLE or a Contract issued under a SEP plan, the applicant must acknowledge receipt of the IRA disclosure form. For a 457(b) plan the employer will purchase the Contract on behalf of the employee. The employee will be required to complete an application and suitability form. The employee must also acknowledge receipt of the 457(b) disclosure form.

     Applications for Contracts are to be sent to HMLIC's Home Office. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. The initial purchase payment will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial purchase payment, unless otherwise directed by the applicant.

PURCHASE PAYMENTS

     AMOUNT AND FREQUENCY OF PURCHASE PAYMENTS -- Purchase payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. See the "Individual Product Information" section for the minimum purchase payment of your product.

     The IRC limits the amounts which may be contributed to Qualified Plans. See "Tax Consequences -- Contract Owners -- Contributions."

     ALLOCATION OF PURCHASE PAYMENTS -- All or part of the Net Purchase Payments made may be allocated to one or more Subaccounts. The minimum purchase payment amount allocated to any Subaccount in any given Contract Year must equal or exceed $100. A request to change the allocation of purchase payments will be effective on the first Valuation Date following receipt of the request by HMLIC's Home Office.

     ACCUMULATION UNITS AND ACCUMULATION UNIT VALUE -- Purchase payments are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Purchase Payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment by HMLIC. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges.

     Accumulation Units are valued on each Valuation Date. The Accumulation Unit Value for each Subaccount was established on the date and for the value indicated below. The date for the Wilshire VIT Equity, Balanced, Income and Short-Term Investment Funds -- Horace Mann Shares refers to the date Wellington Management became their investment adviser.


                                                      ACCUMULATION
SUBACCOUNT                                   DATE      UNIT VALUE
----------                                 --------   ------------
JPMorgan U.S. Large Cap
  Core Equity Portfolio                    09/05/00     $  17.33
Fidelity VIP Growth & Income
  Portfolio SC 2                           09/05/00        16.03
Wilshire 5000 Index Portfolio
  (Institutional)                          05/01/00        11.19
  (Investment)                             09/05/00        12.23
Fidelity VIP Index 500
  Portfolio SC 2                           09/05/00       171.04
Fidelity VIP Growth
  Portfolio SC 2                           09/05/00        53.82
AllianceBernstein Large Cap
  Growth Portfolio                         09/05/00        41.57
Wilshire Large Company
  Growth Portfolio
  (Institutional)                          05/01/00        41.22
  (Investment)                             09/05/00        46.36
Wilshire VIT Equity Fund --
  Horace Mann Shares                       11/01/89         7.11
Wilshire VIT Socially
  Responsible Fund -- Horace
  Mann Shares                              03/10/97         9.85
Davis Value Portfolio                      09/05/00        11.58
Wilshire Large Company
  Value Portfolio                          09/05/00        19.91
Dreyfus Investment Portfolio:
  Mid Cap Stock Fund --
  Service Shares                           06/01/04        15.91
Fidelity VIP Mid Cap
  Portfolio SC 2                           09/05/00        20.11
Rainier Small/Mid Cap
  Equity Portfolio                         09/05/00        30.39
Delaware VIP Growth
  Opportunities Series                     06/01/04        14.24
Lord Abbett Insurance Series
  Growth/Opportunities                     06/01/04        12.00
Putnam VT Vista Fund                       09/05/00        25.13
Wells Fargo Advantage
  Discovery Fund                           09/05/00        35.99
Ariel Appreciation Fund                    05/01/01        34.63
Wells Fargo Advantage
  Opportunity Fund                         09/05/00        28.55
T. Rowe Price Small-Cap
  Stock Fund -- Advisor Class              09/05/00        26.99
Goldman Sachs VIT Core
  Small Cap Equity Fund                    06/01/04        12.99
Neuberger Berman Genesis
  Fund -- Advisor Class                    09/05/00        15.84
Wilshire VIT Small Cap
  Growth Fund -- Horace
  Mann Shares                              03/10/97         9.59
C.S. Small Cap Growth Portfolio            09/05/00        27.32
Delaware VIP Trend Series                  06/01/04        28.47
Wilshire Small Company
  Growth Portfolio                         09/05/00        17.80
Ariel Fund                                 05/01/01        34.01

                                                      ACCUMULATION
SUBACCOUNT                                   DATE      UNIT VALUE
----------                                 --------   ------------
Royce Capital Fund Small-Cap
  Portfolio                                06/01/04     $   8.10
T. Rowe Price Small-Cap Value
  Fund -- Advisor Class                    09/05/00        20.52
Wilshire Small Company
  Value Portfolio                          09/05/00        12.31
Wilshire VIT International
  Equity Fund -- Horace
  Mann Shares                              03/10/97         9.74
Fidelity VIP Overseas
  Portfolio SC 2                           09/05/00        23.13
Wilshire VIT Balanced Fund --
  Horace Mann Shares                       11/01/89         6.71
Wilshire VIT Income Fund --
  Horace Mann Shares                       11/01/89         7.17
Wilshire VIT Short-Term
  Investment Fund --
  Horace Mann Shares                       11/01/89         6.99
Fidelity VIP High Income
  Portfolio SC 2                           09/05/00         9.77
Fidelity VIP Investment Grade
  Bond Portfolio SC 2                      09/05/00        11.98

     The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

     - the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
     - plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
     - minus the dollar amount of the mortality and expense risk charge we deduct for each day in the Valuation Period;
     - divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

TRANSACTIONS

     TRANSFERS -- Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, prior to the Maturity Date. You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less.

     A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing HMLIC's website at www.horacemann.com and looking in the "Retirement Planning" section.

     Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the name of the Contract Owner and the Contract number and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The request also must specify the Subaccounts from which and to which the transfer is to be made. Transfers are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office. See "Other Information -- Forms Availability."

     On and after June 1, 2004, no new transfers of money are allowed to the following Subaccounts:


     Wells Fargo Advantage Discovery Fund

     T. Rowe Price Small Cap Stock Fund

     Wells Fargo Advantage Opportunity Fund

     Credit Suisse Small Cap Growth Portfolio
     T. Rowe Price Small Cap Value Fund

     DOLLAR COST AVERAGING -- Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. You may transfer value from one existing investment option into as many as 10 other investment options. You may request dollar cost averaging by the same means as described above for transfers.

     The transfers will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If you should decide to cancel an existing dollar cost averaging program, you must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section.

     Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

     On and after June 1, 2004, no new transfers of money are allowed to the following Subaccounts:


     Wells Fargo Advantage Discovery Fund

     T. Rowe Price Small Cap Stock Fund

     Wells Fargo Advantage Opportunity Fund

     Credit Suisse Small Cap Growth Portfolio
     T. Rowe Price Small Cap Value Fund

     REBALANCING -- Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. Rebalancing can occur quarterly, semiannually or annually. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. You may request a rebalancing of your portfolio either once or on a periodic basis.

     For periodic rebalancing requests, you may select from a quarterly, semiannual or annual period. You may rebalance your portfolio value into as many as 10 other investment options. You may request rebalancing by the same means as described above for transfers.

     Rebalancing will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office. For periodic rebalancing requests, subsequent rebalancing of your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of your portfolio will be processed as of the 28th of the month.

     If you should decide to cancel an existing rebalancing program, you must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section.

     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

     On and after June 1, 2004, no new transfers of money are allowed to the following Subaccounts:


     Wells Fargo Advantage Discovery Fund

     T. Rowe Price Small Cap Stock Fund

     Wells Fargo Advantage Opportunity Fund

     Credit Suisse Small Cap Growth Portfolio
     T. Rowe Price Small Cap Value Fund

     CHANGES TO PURCHASE PAYMENT ALLOCATIONS -- A Contract Owner may elect to change the allocation of future Net Purchase Payments at any time by mailing a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing HMLIC's website at www.horacemann.com and looking in the "Retirement Planning" section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner's name and Contract number and
(3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. HMLIC reserves the right to restrict the minimum purchase payment amount allocated to any Subaccount in any given Contract Year to $100. Changes in allocation instructions are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office. See "Other Information -- Forms Availability."

     On and after June 1, 2004, new Contracts may not have allocations to the following Subaccounts, and existing Contracts may not begin or increase allocations to the following Subaccounts:


     Wells Fargo Advantage Discovery Fund

     T. Rowe Price Small Cap Stock Fund

     Wells Fargo Advantage Opportunity Fund

     Credit Suisse Small Cap Growth Portfolio
     T. Rowe Price Small Cap Value Fund


     MARKET TIMING -- The Contracts and the Subaccounts are not designed for 'market timing' through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers of contract value among the Subaccounts. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds' investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to investors and their Contract performance.

     If HMLIC determines, in its sole discretion, that your transfer patterns among the Subaccounts reflect a market timing strategy, it will take action to protect the other investors and/or terminate the Contract. In making these determinations, we may consider the combined transfer activity of Contracts that we believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging method when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract.

     Such action will include requiring future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a period of time or for the duration of the Contract. If this restriction is imposed, we will reverse within one to two business days of any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal.

     If HMLIC determines that you are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify you in writing of any restrictions.

     The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that we will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.

     The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. Such policies and procedures may be more or less restrictive than HMLIC's policies and procedures. As a result, we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, we reserve the right to defer or restrict transfers at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds . The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.


     SURRENDER OR WITHDRAWAL BEFORE COMMENCEMENT OF ANNUITY PERIOD -- Values may not be withdrawn from Section 403(b) Contracts or 457(b) Contracts except under certain circumstances. See "Tax Consequences." However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner's interest in a Subaccount to less than $100.

     The surrender or partial withdrawal of Variable Cash Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid request for surrender or partial withdrawal in HMLIC's Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."

     A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, written request to HMLIC at its Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will be accepted if the proceeds are sent to the Contract Owner and the request is sent to (217) 527-2307. A surrender request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will not be accepted. See "Tax Consequences" and "Other Information -- Forms Availability."

     Partial withdrawals and surrenders will be processed either on a date specified by you in a request, provided the date specified occurs on or after receipt of the request at HMLIC's Home Office, or at the next computed value following receipt of a valid request at HMLIC's Home Office.

     For your protection, we will send a confirmation letter on all address changes. If you have requested an address change within 15 days prior to your surrender or withdrawal request, we will hold your request until we have acquired confirmation of the correct address. Upon receipt of your confirmation of the address, we will consider the surrender or withdrawal request to be received in good form.

     Surrenders and partial withdrawals from any Subaccount are subject to the Surrender Charges shown in the "Individual Product Information" section.

     Surrender Charges are applied to the withdrawals based on the effective date of the Contract and not on the date the purchase payment is paid.

     Any request for partial withdrawal, where the withdrawal is subject to a Surrender Charge, will be increased by the amount of the Surrender Charge. For example, a request to withdraw $3,000 at a 4% Surrender Charge will require a withdrawal of $3,125. This withdrawal represents a cash distribution of $3,000 and a Surrender Charge of $125. Any taxes withheld will reduce the dollar amount of the distribution received.

     The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Net Purchase Payment(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner's Subaccount value is $12,000 and Net Purchase Payments to date equal $10,000 and the Contract Owner withdraws $2,000 (i.e., one sixth of the Subaccount value), then the Surrender Charge may not exceed 9% of $1,666.66 (one sixth of the purchase payment(s) to which the withdrawal relates).

     If premium taxes are deducted prior to surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.

     If you request a partial withdrawal from your 403(b) Contract or from your employer's 401(k) plan using the safe harbor regulations of the IRC, you may be suspended from making contributions to all other plans of your employer for six months. You should consult with your plan administrator for further guidance before making a hardship withdrawal. After the six-month period is completed, you may resume making contributions.

     DEFERMENT -- HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a valid request is received. However, determination of Contract value and processing the transaction may be deferred for (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any emergency period when it is not reasonably practicable to sell securities or fairly determine Accumulation Unit Values or Annuity Unit values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account.

     CONFIRMATIONS -- HMLIC mails written confirmations of purchase payments to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals and surrenders are mailed to

Contract Owners within seven calendar days of the date the transaction occurred.

     If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

DEDUCTIONS AND EXPENSES

     ANNUAL MAINTENANCE CHARGE -- An annual maintenance charge of no more than $25 is deducted from each Contract on the Contract anniversary date unless the Contract value equals or exceeds $10,000. Maximum Solutions contracts do not have an annual maintenance fee. The annual maintenance charge is deducted from the Subaccount containing the greatest dollar amount or from the fixed portion of the Contract when none of the Subaccount(s) have any value.

     We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when Annuity Payments begin.

     The annual maintenance charge is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such annual maintenance charge and assumes the risk that this annual maintenance charge may be insufficient to cover the actual costs of administering the Contract. See the "Individual Product Information" section for the maintenance charge on your Contract.

     MORTALITY AND EXPENSE RISK FEE ("M & E FEE") -- For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis. See the "Individual Product Information" section for the M & E Fee on your Contract.

     SURRENDER CHARGES -- Withdrawals may not be made from Section 403(b) or 457(b) Contracts except under certain circumstances. (See "Tax Consequences.") However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Surrender Charges are specific to your Contract. HMLIC reserves the right to waive either a portion or the whole Withdrawal Charge in some situations. See the "Individual Product Information" section for the Surrender Charge on your Contract.

     For further information regarding surrender or partial withdrawals see "Surrender or Withdrawal Before Commencement of Annuity Period."

     OPERATING EXPENSES OF THE UNDERLYING FUNDS -- There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund's prospectus.

     PREMIUM TAXES -- Certain state and local governments levy a premium tax, presently ranging from 0 to 3.5%, on the amount of purchase payments made under this Contract. The premium tax, if any, is deducted when purchase payments are received.

DEATH BENEFIT PROCEEDS

     If a Contract Owner dies before the Maturity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. Additional information about the death benefit of a specific Contract is located in the "Individual Product Information" section. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate and a completed claimant's statement.

     All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under "Annuity Payments -- Annuity Payment Options." If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate. Any part of a Contract Owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.

ANNUITY PAYMENTS

     The Contract provides for fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. Under some individual Contracts if the Contract Owner selects a lifetime option HMLIC will pay a bonus equal to a percentage of the amount placed on the settlement option. To begin receiving Annuity Payments a properly completed request form must be received by HMLIC's Home Office. The request will be processed so that the Annuity Payments begin as of the first of the month following the month of receipt unless a later date is requested and approved by HMLIC. If a fixed payment option is elected, the Separate Account value will be transferred to the fixed account on the date the request is received in HMLIC's Home Office. In addition, if a Variable payment is elected, any money in the fixed account will be transferred to the Separate Account on the date we receive the request in HMLIC's Home Office. Your purchase payment allocation(s) will be changed to the fixed account or Separate Account, depending on the payment option elected. Not all Subaccount(s) may be available for annuity payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. See "Other Information -- Forms Availability" and "Tax Consequences."

     In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity

Payments are paid in monthly, quarterly, semiannual and annual installments. Variable Annuity Payments are paid only on a monthly basis. If the Contract value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments less than $20 per month at the Maturity Date, then the Contract value may be paid in a lump sum.

ANNUITY PAYMENT OPTIONS

     The following Annuity Payment options are available on a Variable basis unless otherwise stated.

     LIFE ANNUITY WITH OR WITHOUT PERIOD CERTAIN -- The life option guarantees Annuity Payments for the lifetime of the Annuitant. If a certain period is selected (5, 10, 15 or 20 years) and the Annuitant dies before the end of the period, Annuity Payments are guaranteed to the beneficiary until the end of the period selected. If no beneficiary is living at the time of the Annuitant's death, the present value, if any, of the remaining certain period payments will be paid in a single sum to the estate of the Annuitant. Under the life without period certain option, it is possible that only one Annuity Payment may be made if the Annuitant's death occurred before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. The Annuitant cannot make unscheduled withdrawals or change to another option after the first Annuity Payment has been made.

     JOINT AND SURVIVOR LIFE ANNUITY -- This life only option provides lifetime Annuity Payments during the lifetimes of two Annuitants. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected (i.e., 100%, 50%, etc.). The Annuity Payments cease after the last payment paid prior to the survivor's death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. The Annuitants cannot make unscheduled withdrawals or change to another income option after the first Annuity Payment has been made.

     INCOME FOR FIXED PERIOD -- This option provides Annuity Payments for a fixed period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Annuitant. Upon the Annuitant's death, the beneficiary will be paid the remaining Annuity Payments due, if any. If no beneficiary is living at the time of the Annuitant's death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Annuitant. The Annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value, subject to IRC requirements. To determine the surrender penalty rate, Contract Years are counted from the original effective date of the accumulation Contract. Refer to "Individual Product Information" for the appropriate rate. This option is available on a fixed payment basis only.

     INCOME FOR FIXED AMOUNT -- This option provides payments of a fixed amount until the account value, with interest, has been paid; however, payments may not extend beyond the life expectancy of the Annuitant. Upon the Annuitant's death, the beneficiary will be paid the remaining Annuity Payments due, if any. If no beneficiary is living at the time of the Annuitant's death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Annuitant. The Annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value, subject to IRC requirements. To determine the surrender penalty rate, Contract Years are counted from the original effective date of the accumulation Contract. Refer to the "Individual Product Information" section for the appropriate rate. This option is available on a fixed payment basis only.

     INTEREST INCOME PAYMENTS -- This option provides Annuity Payments based on interest earned from the proceeds of the Contract, at a rate determined by HMLIC, but never less than the annual guaranteed interest rate. Interest will be credited at the end of each payment period. Once the Annuitant reaches age
70 1/2, interest Annuity Payments may continue, however, the total annual distribution must meet the minimum required distribution requirements of the IRC. See "Required Minimum Distribution." The Annuitant may elect another income option at the end of any payment period, or subject to IRC requirements, may withdraw the Contract value in whole or in part upon written request, subject to surrender penalties if applicable. The request must be made prior to the end of the period that the Annuitant agreed to receive Annuity Payments. This option is available on a fixed payment basis only.

     OTHER INCOME OPTIONS -- If the Annuitant does not wish to elect one or more Annuity Payment options, the Annuitant may:

     a)   receive the proceeds in a lump sum, or

     b) leave the Contract with HMLIC and receive the value under the required minimum distribution requirements of IRC Section 401(a)(9), see "Required Minimum Distribution," or

     c)   elect any other option that HMLIC makes available.

AMOUNT OF FIXED AND VARIABLE ANNUITY PAYMENTS

     In general, the dollar amount of Annuity Payments under the Contract depends on Contract value. Contract value equals the value of the fixed portion of the Contract plus the value of each Subaccount. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.

     Contract value may be more or less than the amount of Net Purchase Payments allocated to the Contract.

     FIXED ANNUITY PAYMENTS -- The amount of each payment under a fixed Annuity Payment option is determined from the guaranteed income option tables in the Contract. These tables show the monthly payment for each $1,000 of Contract value allocated to provide a guaranteed fixed Annuity Payment. These payments will not change regardless of investment, mortality or expense experience. Higher Annuity Payments may be made at the sole discretion of HMLIC.

     VARIABLE ANNUITY PAYMENTS -- The amount of the first monthly Variable Annuity Payment is determined from the guaranteed income option tables in the Contract. The tables show the amount of the Annuity Payment for each $1,000 of value allocated to provide Annuity Payments. The income option tables vary with the form of income option payment selected and adjusted age of the Annuitant(s).

     The first monthly Variable Annuity Payment is used to calculate the number of Annuity Units for each subsequent monthly Annuity Payment. The number of Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. The number of Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

     The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month to reflect the investment experience of each Subaccount funding those payments. Annuity Payments are determined each month by multiplying the Annuity Units by the applicable Annuity Unit Value at the date of payment. The Annuity Unit Value will change between Valuation Dates to reflect the investment experience of each Subaccount.

     ASSUMED INTEREST RATE -- The assumed interest rate for this Contract is shown in the "Individual Product Information" section. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.

     ANNUITY UNIT VALUE -- The Annuity Unit Value for the Wilshire VIT Equity Fund -- Horace Mann Shares, Wilshire VIT Balanced Fund -- Horace Mann Shares and Wilshire VIT Income Fund -- Horace Mann Shares Subaccounts was set at $10.00 as of the date amounts first were allocated to provide Annuity Payments. The Annuity Unit Value for the Wilshire VIT Short-Term Investment Fund was established at $10.00 on July 1, 2004. The Annuity Unit Value for all other Subaccounts was established at $10.00 on March 1, 2005.

     - The current Annuity Unit Value is equal to the prior Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. The net investment factor reflects the investment performance of the Subaccount during the current month, including the value of any dividends and distributions during the current month. This factor is computed by dividing the net asset value of a share of the underlying fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.

     - If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

MISSTATEMENT OF AGE

     If the age of the Annuitant has been misstated, any income payment amount shall be adjusted to reflect the correct age. If the Income Payments were too large because of a misstatement of age, HMLIC will deduct the difference with interest, at an effective annual interest rate of 6%, from future payments until totally repaid. If the Annuity Payments were too small, HMLIC will add the difference with interest, at an effective annual interest rate of 6%, to the next payment.

MODIFICATION OF THE CONTRACT

     The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

     HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their Net Purchase Payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then
(i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.

INDIVIDUAL PRODUCT INFORMATION

                                 ANNUITY ALTERNATIVES (IC-40800) (NO LONGER FOR SALE IN MOST STATES)

ISSUE AGES                                   This Contract may be issued to anyone between the ages of 0-85.

MINIMUM CONTRIBUTION                         $25 per month

ANNUAL MAINTENANCE FEE                       $25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.

M & E FEE                                    1.25%

DEATH BENEFIT                                The beneficiary will receive the greater of:
                                                  1.   the Total Accumulation Value of the Contract, less any applicable premium tax and any outstanding loan balance; or
                                                  2.   the sum of all purchase payments paid under the Contract, less any applicable premium tax, any outstanding loan balance and withdrawals.

FIXED ACCOUNT GUARANTEED ANNUITY             4.00%
  INCOME OPTION RATE

SEPARATE ACCOUNT ASSUMED INTEREST            4.00%
  RATE

PURCHASE PAYMENT ALLOCATION CHANGES          Unlimited

MAXIMUM # OF TRANSFERS PER YEAR              Unlimited

FEE FOR EACH TRANSFER (ONLY APPLIES          $5.00. However, HMLIC is currently waiving this fee.
  TO TRANSFERS FROM THE FIXED ACCOUNT
  TO SUBACCOUNT(S))

EARLY WITHDRAWAL PENALTY FIXED               5% at any time other than renewal through age 65.
  ACCOUNT ONLY

                                             The early withdrawal penalty is currently being waived on transfers within a
                                             Contract from the fixed account to a Subaccount.

                                             If money is transferred from the fixed account to the Separate Account and withdrawn within 365 days of the transfer, the early withdrawal penalty will be charged.

                                             The early withdrawal penalty will not be charged if:
                                                  1.   the transfer occurred on a Scheduled Update; or
                                                  2.   the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).

SURRENDER CHARGES

                                                            DURING CONTRACT YEAR    PERCENT CHARGED
                                                                      1                   8%
                                                                      2                   8%
                                                                      3                   6%
                                                                      4                   4%
                                                                      5                   2%
                                                                  Thereafter              0%


WAIVER OF SURRENDER CHARGE/                  No Surrender Charge or early withdrawal penalty will be imposed:
  EARLY WITHDRAWAL PENALTY                        1.   on a withdrawal or surrender if all the following occur:
  (FREE OUT PROVISION)                                 a.   it is made after the Contract has been in force two years;
                                                       b.   it is more than 12 months since the last withdrawal was made;
                                                       c.   the amount is not more than 15 percent of the then current Fixed Cash
                                                            Value; and
                                                       d.   the amount is not more than 15 percent of the then current Variable Cash
                                                            Value; or
                                                  2.   on any portion of the Contract's Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain or Variable income for joint life and survivor annuity; or
                                                  3.   on or after the Maturity Date if the Contract has been in force for at least 10 years; or
                                                  4.   if Annuity Payments are selected to be made in equal installments over a period of at least 5 years (during such period the elected annuity benefit cannot be surrendered); or
                                                  5.   if an Annuitant is disabled continuously for three months as defined by IRC
                                                       Section 72(m)(7) and satisfactory proof of such disability is sent to
                                                       HMLIC's Home Office.

                           ANNUITY ALTERNATIVES II (IC-437000) (NO LONGER OFFERED FOR SALE IN MOST STATES)

ISSUE AGES                                   This Contract may be issued to anyone between the ages of 0-54.

MINIMUM CONTRIBUTION                         $25 per month

ANNUAL MAINTENANCE FEE                       $25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.

M & E FEE                                    1.25%

DEATH BENEFIT                                The beneficiary will receive the greater of:
                                                  1.   the Total Accumulation Value of the Contract less any applicable premium tax and any outstanding loan balance, or
                                                  2.   the sum of all purchase payments paid under the Contract, less any applicable premium tax, any outstanding loan balance and withdrawals.

FIXED ACCOUNT GUARANTEED ANNUITY             3.00%
  INCOME OPTION RATE

SEPARATE ACCOUNT ASSUMED INTEREST            3.00%
  RATE

PURCHASE PAYMENT ALLOCATION CHANGES          Unlimited

MAXIMUM # OF TRANSFERS PER YEAR              Unlimited

FEE FOR EACH TRANSFER                        $0

EARLY WITHDRAWAL PENALTY FIXED               5% starting in year 1. The penalty will be 5% until the Contract anniversary prior to
  ACCOUNT ONLY                               the Annuitant's attainment of age 65. At that time the fee will decrease by 1% per year.

                                             The early withdrawal penalty is waived on each Scheduled Update.

                                             If money is transferred from the fixed account to the Separate Account and withdrawn within 365 days of the transfer, the early withdrawal penalty will be charged.

                                             The early withdrawal penalty will not be charged if:
                                                  1.   the transfer occurred on a Scheduled Update; or
                                                  2.   the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).

SURRENDER CHARGES

                                                            DURING CONTRACT YEAR    PERCENT CHARGED
                                                                      1                   8%
                                                                      2                   7%
                                                                      3                   6%
                                                                      4                   4%
                                                                      5                   2%
                                                                  Thereafter              0%



WAIVER OF SURRENDER CHARGE/                  No Surrender Charge or early withdrawal penalty will be imposed:
  EARLY WITHDRAWAL PENALTY                        1.   on a withdrawal or surrender if all of the following occur:
  (FREE OUT PROVISION)                                 a.   a withdrawal is made after the Contract has been in force two years;
                                                       b.   it is more than 12 months since the last withdrawal was made; and
                                                       c.   the amount withdrawn is not more than 15 percent of the Total
                                                            Accumulation Value; or
                                                  2.   on any portion of this Contract's Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain and Variable income for joint life or survivor annuity; or
                                                  3.   if Annuity Payments are selected to be made in equal installments over a period of at least five years (during such period the elected annuity benefit cannot be surrendered); or
                                                  4.   if an Annuitant is disabled continuously for three months as defined by IRC
                                                       Section 72(m)(7) and satisfactory proof of such disability is sent to
                                                       HMLIC's Home Office.

                           ANNUITY ALTERNATIVES II (IC-438000) (NO LONGER OFFERED FOR SALE IN MOST STATES)

ISSUE AGES                                   This Contract may be issued to anyone between the ages of 55-85.

MINIMUM CONTRIBUTION                         $25 per month

ANNUAL MAINTENANCE FEE                       $25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.

M & E FEE                                    1.25%

DEATH BENEFIT                                The beneficiary will receive the greater of:
                                                  1.   the Total Accumulation Value of the Contract less any applicable premium tax and any outstanding loan balance; or
                                                  2.   the sum of all purchase payments paid under the Contract, less any applicable premium tax, any outstanding loan balance and withdrawals.

FIXED ACCOUNT GUARANTEED ANNUITY             3.00%
  INCOME OPTION RATE

SEPARATE ACCOUNT ASSUMED INTEREST            3.00%
  RATE

PURCHASE PAYMENT ALLOCATION CHANGES          Unlimited

MAXIMUM # OF TRANSFERS PER YEAR              Unlimited

FEE FOR EACH TRANSFER                        $0

EARLY WITHDRAWAL PENALTY                     None

SURRENDER CHARGES

                                                            DURING CONTRACT YEAR    PERCENT CHARGED
                                                                      1                   8%
                                                                      2                   7%
                                                                      3                   6%
                                                                      4                   4%
                                                                      5                   2%
                                                                  Thereafter              0%


WAIVER OF SURRENDER CHARGE                   No Surrender Charge will be imposed:
  (FREE OUT PROVISION)                            1.   on a withdrawal if all of the following occur:
                                                       a.   a withdrawal or surrender is made after the Contract has been in force two years;
                                                       b.   it is more than 12 months since the last withdrawal was made; and
                                                       c.   the amount withdrawn is not more than 15 percent of the Total
                                                            Accumulation Value; or
                                                  2.   on any portion of this Contract's Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain and Variable income for joint life or survivor annuity; or
                                                  3.   if Annuity Payments are selected to be made in equal installments over a period of at least five years (during such period the elected annuity benefit cannot be surrendered); or
                                                  4.   if an Annuitant is disabled continuously for three months as defined by IRC
                                                       Section 72(m)(7) and satisfactory proof of such disability is sent to
                                                       HMLIC's Home Office.

                                NEW SOLUTIONS (IC-441000) (NO LONGER OFFERED FOR SALE IN MOST STATES)

ISSUE AGES                                   This Contract may be issued to anyone between the ages of 0-85.

MINIMUM CONTRIBUTION                         $25 per month

ANNUAL MAINTENANCE FEE                       $25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.

M & E FEE                                    1.25%

DEATH BENEFIT                                The beneficiary will receive the greater of:
                                                  1.   the Total Accumulation Value of the Contract less any applicable premium tax and any outstanding loan balance; or
                                                  2.   the sum of all purchase payments paid under the Contract, less any applicable premium tax, any outstanding loan balance and withdrawals.

FIXED ACCOUNT GUARANTEED ANNUITY             3.00%
  INCOME OPTION RATE

SEPARATE ACCOUNT ASSUMED INTEREST            3.00%
  RATE

PURCHASE PAYMENT ALLOCATION CHANGES          Unlimited

MAXIMUM # OF TRANSFERS PER YEAR              Unlimited

FEE FOR EACH TRANSFER                        $0

EARLY WITHDRAWAL PENALTY                     None

SURRENDER CHARGES

                                                            DURING CONTRACT YEAR    PERCENT CHARGED
                                                                      1                   8%
                                                                      2                   7%
                                                                      3                   6%
                                                                      4                   5%
                                                                      5                   4%
                                                                      6                   3%
                                                                      7                   2%
                                                                      8                   1%
                                                                  Thereafter              0%


WAIVER OF SURRENDER CHARGE                   No Surrender Charge will be imposed:
  (FREE OUT PROVISION)                            1.   on a withdrawal if all of the following occur:
                                                       a.   a withdrawal or surrender is made after the Contract has been in force two years;
                                                       b.   it is more than 12 months since the last withdrawal was made; and
                                                       c.   the amount withdrawn is not more than 15 percent of the Total
                                                            Accumulation Value; or
                                                  2.   on any portion of this Contract's Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain and Variable income for joint life or survivor annuity; or
                                                  3.   if Annuity Payments are selected to be made in equal installments over a period of at least five years (during such period the elected annuity benefit cannot be surrendered); or
                                                  4.   if an Annuitant is disabled continuously for three months as defined by IRC
                                                       Section 72(m)(7) and satisfactory proof of such disability is sent to
                                                       HMLIC's Home Office.

      INDIVIDUAL SINGLE PREMIUM DEFERRED FIXED AND VARIABLE RETIREMENT ANNUITY CONTRACT (IC-417000) (NO LONGER OFFERED FOR SALE)

ISSUE AGES                                   This Contract was issued to anyone between the ages of 0-54.

MINIMUM CONTRIBUTION                         $2,000

ANNUAL MAINTENANCE FEE                       $25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.

M & E FEE                                    1.25%

DEATH BENEFIT                                The beneficiary will receive the greater of:
                                                  1.   the Total Accumulation Value of the Contract less any applicable premium tax; or
                                                  2.   the purchase payment paid under the Contract less any applicable premium tax and withdrawals.

FIXED ACCOUNT GUARANTEED ANNUITY             4.00%
  INCOME OPTION RATE

SEPARATE ACCOUNT ASSUMED INTEREST            4.00%
  RATE

PURCHASE PAYMENT ALLOCATION CHANGES          Unlimited

MAXIMUM # OF TRANSFERS PER YEAR              Unlimited

FEE FOR EACH TRANSFER                        $0

EARLY WITHDRAWAL PENALTY FIXED               5% at any time other than renewal through age 65. The early withdrawal penalty is
  ACCOUNT ONLY                               currently being waived on transfers within a Contract from the fixed account to a
                                             Subaccount.

                                             If money is transferred from the fixed account to the Separate Account and withdrawn within 365 days of the transfer, the early withdrawal penalty will be charged.

                                             The early withdrawal penalty will not be charged if:
                                                  1.   the transfer occurred on a Scheduled Update; or
                                                  2.   the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).

SURRENDER CHARGES

                                                            DURING CONTRACT YEAR    PERCENT CHARGED
                                                                      1                   5%
                                                                      2                   4%
                                                                      3                   3%
                                                                      4                   2%
                                                                      5                   1%
                                                                  Thereafter              0%


WAIVER OF SURRENDER CHARGE/                  No Surrender Charge or early withdrawal penalty will be imposed:
  EARLY WITHDRAWAL PENALTY                        1.   on a withdrawal or surrender if all the following occur:
  (FREE OUT PROVISION)                                 a.   it is made after the Contract has been in force 2 years;
                                                       b.   it is more than 12 months since the last withdrawal was made;
                                                       c.   the amount is not more than 15 percent of the then current Fixed Cash
                                                            Value; and
                                                       d.   the amount is not more than 15 percent of the then current Variable Cash
                                                            Value; or
                                                  2.   on any portion of the Contract's Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain and Variable income for joint life or survivor annuity; or
                                                  3.   on or after the Maturity Date if the Contract has been in force for at least 10 years; or
                                                  4.   if a distribution is required by the IRC; or
                                                  5.   if an Annuitant is disabled continuously for three months as defined by IRC
                                                       Section 72(m)(7) and satisfactory proof of such disability is sent to
                                                       HMLIC's Home Office.

      INDIVIDUAL SINGLE PREMIUM DEFERRED FIXED AND VARIABLE RETIREMENT ANNUITY CONTRACT (IC-418000) (NO LONGER OFFERED FOR SALE)

ISSUE AGES                                   This Contract was issued to anyone between the ages of 55-85.

MINIMUM CONTRIBUTION                         $2,000

ANNUAL MAINTENANCE FEE                       $25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.

M & E FEE                                    1.25%

DEATH BENEFIT                                The beneficiary will receive the greater of:
                                                  1.   the Total Accumulation Value of the Contract less any applicable premium tax; or
                                                  2.   the purchase payment paid under the Contract less any applicable premium tax and withdrawals.

FIXED ACCOUNT GUARANTEED ANNUITY             4.00%
  INCOME OPTION RATE

SEPARATE ACCOUNT ASSUMED INTEREST            4.00%
  RATE

PURCHASE PAYMENT ALLOCATION CHANGES          Unlimited

MAXIMUM # OF TRANSFERS PER YEAR              Unlimited

FEE FOR EACH TRANSFER                        $0

EARLY WITHDRAWAL PENALTY                     None

SURRENDER CHARGES

                                                                                      PERCENT CHARGED
                                                            DURING CONTRACT YEAR    FIXED      VARIABLE
                                                                      1               8%          5%
                                                                      2               7%          4%
                                                                      3               6%          3%
                                                                      4               5%          2%
                                                                      5               4%          1%
                                                                      6               3%          0%
                                                                      7               2%          0%
                                                                      8               1%          0%
                                                                  Thereafter          0%          0%


WAIVER OF SURRENDER CHARGE                   No Surrender Charge will be imposed:
  (FREE OUT PROVISION)                            1.   on a withdrawal or surrender if all the following occur:
                                                       a.   it is made after the Contract has been in force 2 years;
                                                       b.   it is more than 12 months since the last withdrawal was made;
                                                       c.   the amount is not more than 15 percent of the then current Fixed Cash
                                                            Value; and
                                                       d.   the amount is not more than 15 percent of the then current Variable Cash
                                                            Value; or
                                                  2.   on any portion of the Contract's Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain and Variable income for joint life or survivor annuity; or
                                                  3.   if Annuity Payments are selected to be made in equal installments over a period which extends to or beyond the eighth Contract anniversary; or
                                                  4.   on or after the Maturity Date if the Contract has been in force for at least 8 years; or
                                                  5.   if a distribution is required by the IRC; or
                                                  6.   if an Annuitant is disabled continuously for three months as defined by IRC
                                                       Section 72(m)(7) and satisfactory proof of such disability is sent to
                                                       HMLIC's Home Office.

             MAXIMUM SOLUTIONS (IC-426000, IC-427000 AND IC-428000) (IC-427000 AND IC-428000 NO LONGER OFFERED FOR SALE)

ISSUE AGES                                   This Contract may be issued to anyone between the ages of 0-54.

MINIMUM CONTRIBUTION                         IC-426000   IC-427000   IC-428000
                                             $  50,000   $ 100,000   $ 250,000

ANNUAL MAINTENANCE FEE                       None

M & E FEE                                    IC-426000   IC-427000   IC-428000
                                             0.95%       0.95%       0.95%

DEATH BENEFIT                                The beneficiary will receive the greater of:
                                                  1.   the Total Accumulation Value of the Contract less any applicable premium tax and any outstanding loan balance; or
                                                  2.   the sum of all purchase payments paid under the Contract less any applicable premium tax, any outstanding loan balance and withdrawals; or
                                                  3.   the purchase payments paid under the Contract, less any applicable premium tax, outstanding loan balances and withdrawals, increased by 3 percent compounded annually to the date of death if the Annuitant dies prior to the
                                                       Maturity Date or attainment of age 70, whichever is earlier.

FIXED ACCOUNT GUARANTEED                     3.00%
  ANNUITY INCOME OPTION RATE

SEPARATE ACCOUNT                             3.00%
  ASSUMED INTEREST RATE

RETIREMENT BONUS                             IC-426000                IC-427000 and IC-428000
                                             N/A            If the Annuitant elects a life contingent income option, HMLIC will increase by 1 percent the Total Accumulation Value applied to the elected option. This bonus will apply only to the first
                                                            $1 million of Total Accumulation Value applied to these options.

                                                            The following income options qualify for the retirement bonus:
                                                                 1.   Fixed life income with or without period certain
                                                                 2.   Joint life and survivor annuity
                                                                 3.   Variable life income with or without period certain
                                                                 4.   Variable income for joint life and survivor annuity

PURCHASE PAYMENT ALLOCATION CHANGES          Unlimited

MAXIMUM # OF TRANSFERS PER YEAR              Unlimited

FEE FOR EACH TRANSFER                        $0

EARLY WITHDRAWAL PENALTY FIXED               During Contract Years 1-5 the penalty will be zero. Thereafter the penalty will be 5%
  ACCOUNT ONLY                               until the Contract anniversary prior to the Annuitant's attainment of age 65. At that time the fee will decrease by 1% per year. The early withdrawal penalty is waived on each Scheduled Update.

                                             If money is transferred from the fixed account to the Separate Account and withdrawn within 365 days of the transfer, the early withdrawal penalty will be charged.

                                             The early withdrawal penalty will not be charged if:
                                                  1.   the transfer occurred on a Scheduled Update; or
                                                  2.   the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).

SURRENDER CHARGES

                                                              IC-426000                         IC-427000 and IC-428000
                                             DURING CONTRACT YEAR    PERCENT CHARGED    DURING CONTRACT YEAR    PERCENT CHARGED
                                                       1                   7%                    1                     6%
                                                       2                   6%                    2                     5%
                                                       3                   5%                    3                     5%
                                                       4                   5%                    4                     5%
                                                       5                   5%                    5                     5%
                                                  Thereafter               0%                Thereafter                0%

WAIVER OF SURRENDER CHARGE/                  No Surrender Charge or early withdrawal penalty will be imposed:
  EARLY WITHDRAWAL PENALTY                        1.   on a withdrawal if all of the following occur:
  (FREE OUT PROVISION)                                 a.   a withdrawal or surrender is made after the Contract has been in force for two years;
                                                       b.   it is more than 12 months since the last withdrawal was made; and
                                                       c.   the amount withdrawn is not more than 15 percent of the Total
                                                            Accumulation Value; or
                                                  2.   on any portion of the Contract's Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain and Variable income for joint life or survivor annuity; or
                                                  3.   on or after the Maturity Date if the Contract has been in force for at least 10 years; or
                                                  4.   if Annuity Payments are selected to be made in equal installments over a period of at least five years (during such period the elected annuity benefit cannot be surrendered); or
                                                  5.   if an Annuitant is disabled continuously for three months as defined by IRC
                                                       Section 72(m)(7) and satisfactory proof of such disability is sent to
                                                       HMLIC's Home Office; or
                                                  6.   on any Scheduled Update.

             MAXIMUM SOLUTIONS (IC-429000, IC-430000 AND IC-431000) (IC-430000 AND IC-431000 NO LONGER OFFERED FOR SALE)

ISSUE AGES                                   This Contract may be issued to anyone between the ages of 55-85.

MINIMUM CONTRIBUTION                         IC-429000   IC-430000   IC-431000
                                             $  50,000   $ 100,000   $ 250,000

ANNUAL MAINTENANCE FEE                       None

M & E FEE                                    IC-429000   IC-430000   IC-431000
                                             0.95%       0.95%       0.95%

DEATH BENEFIT                                The beneficiary will receive the greater of:
                                                  1.   the Total Accumulation Value of the Contract less any applicable premium tax and any outstanding loan balance; or
                                                  2.   the sum of all purchase payments paid under the Contract less any applicable premium tax, any outstanding loan balance and withdrawals; or
                                                  3.   the purchase payments paid under the Contract, less any applicable premium tax, outstanding loan balances and withdrawals, increased by 3 percent compounded annually to the date of death if the Annuitant dies prior to the
                                                       Maturity Date or attainment of age 70, whichever is earlier.

FIXED ACCOUNT GUARANTEED                     3.00%
  ANNUITY INCOME OPTION RATE

SEPARATE ACCOUNT ASSUMED                     3.00%
  INTEREST RATE

RETIREMENT BONUS                             IC-429000                IC-430000 and IC-431000
                                             N/A            If the Annuitant elects a life contingent income option, HMLIC will increase by 1 percent the Total Accumulation Value applied to the elected option. This bonus will apply only to the first
                                                            $1 million of Total Accumulation Value applied to these options.

                                                            The following income options qualify for the retirement bonus:
                                                                 1.   Fixed life income with or without period certain
                                                                 2.   Joint life and survivor annuity
                                                                 3.   Variable life income with or without period certain
                                                                 4.   Variable income for joint life and survivor annuity

PURCHASE PAYMENT ALLOCATION CHANGES          Unlimited

MAXIMUM # OF TRANSFERS PER YEAR              Unlimited

FEE FOR EACH TRANSFER                        $0

EARLY WITHDRAWAL PENALTY                     None

SURRENDER CHARGES

                                                              IC-429000                         IC-430000 and IC-431000
                                             DURING CONTRACT YEAR    PERCENT CHARGED    DURING CONTRACT YEAR    PERCENT CHARGED
                                                       1                   7%                    1                     6%
                                                       2                   6%                    2                     5%
                                                       3                   5%                    3                     4%
                                                       4                   4%                    4                     3%
                                                       5                   3%                    5                     2%
                                                       6                   2%                    6                     1%
                                                       7                   1%                Thereafter                0%
                                                  Thereafter               0%

WAIVER OF SURRENDER CHARGE                   No Surrender Charge will be imposed:
  (FREE OUT PROVISION)                            1.   on a withdrawal or surrender if all of the following occur:
                                                       a.   a withdrawal is made after the Contract has been in force for two years;
                                                       b.   it is more than 12 months since the last withdrawal was made; and
                                                       c.   the amount withdrawn is not more than 15 percent of the Total
                                                            Accumulation Value; or
                                                  2.   on any portion of the Contract's Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain and Variable income for joint life or survivor annuity; or
                                                  3.   on or after the Maturity Date if the Contract has been in force for at least 10 years; or
                                                  4.   if Annuity Payments are selected to be made in equal installments over a period of at least five years (during such period the elected annuity benefit cannot be surrendered); or
                                                  5.   if an Annuitant is disabled continuously for three months as defined by IRC
                                                       Section 72(m)(7) and satisfactory proof of such disability is sent to
                                                       HMLIC's Home Office.

TAX CONSEQUENCES

OTHER CONSIDERATIONS

     This discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The rules governing the provisions of annuity Contracts and Qualified Plans are extremely complex, often difficult to comprehend and may be changed at any time. The discussion does not address special rules, prior tax laws or state tax laws. In addition, many of the provisions, including contribution limitations, enacted by the Economic Growth and Tax Relief Reconciliation Act of 2001 are sunsetted or repealed in 2011 unless extended or made permanent. A Contract Owner or a prospective Contract Owner considering adoption of or purchase of an annuity Contract for a Qualified Plan should first consult with a qualified and competent tax adviser before taking any action that could have tax consequences.

SEPARATE ACCOUNT

     The operations of the Separate Account form part of the operations of HMLIC; however, the IRC provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a full or partial withdrawal is made.

CONTRACT OWNERS

CONTRIBUTION LIMITATIONS AND GENERAL REQUIREMENTS APPLICABLE TO QUALIFIED CONTRACTS

     The tax rules applicable to participants in a Qualified Plan (as defined in this prospectus) vary according to the type of plan and according to the terms and conditions of the specific plan. The information provided here regarding the tax consequences of Qualified Plans is intended to be only general in nature. You should consult with your tax advisor for the application of these rules to your specific facts before purchasing an annuity Contract for a Qualified Plan.

     Contributions under Qualified Plans may be either excludable from income if made through a salary reduction agreement or deductible from gross income with the exception of Roth IRAs. Salary reduction contributions are subject to limitations imposed by the IRC. Any contributions allowed to be made by the employer other than through salary reduction agreements are generally subject to additional limitations and are not discussed here. Further, contributions and investment earnings credited to the Contract Owner's account are generally not taxable until such amounts are distributed as defined by the IRC. Purchasing a Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage to that already available through the Qualified Plan.

     SECTION 403(b) TAX-DEFERRED ANNUITY -- A Section 403(b) tax-deferred (or tax-sheltered) annuity contract is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Salary reduction contributions are limited to the lesser of $14,000 in 2005 ($15,000 in 2006) or 100% of income. Additional catch-up amounts, $4,000 in 2005 ($5,000 in 2006) may be contributed if the Contract Owner is age 50 or older. An additional special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Both the maximum salary reduction contribution and additional amount if you are age 50 or older continue to increase after 2006. Employer contributions are allowed with additional limitations under the Qualified Plan rules. Contributions and earnings are not included in the Annuitant's income until distributed. Distributions from Section 403(b) annuities generally cannot be made until the Annuitant attains age
59 1/2. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. Section 403(b) annuity contract accumulations may be eligible for a tax-free rollover or transfer to another Section 403(b) annuity contract or an eligible Qualified Plan. Section 403(b) annuities are subject to the required minimum distributions rules.

     SECTION 408 IRA -- Annual contributions (other than rollover contributions) to an IRA are limited to $4,000 for 2005. Additional catch-up contributions of $500 may be made if the Contract Owner is age 50 or older ($1,000 for 2006). Contribution limits to an IRA are reduced if contributions are also made to a Roth IRA. Contributions cannot be made after age 70 1/2 (this limitation does not apply to Roth IRAs). The amount of any annual contribution that will be deductible from gross income is based upon the individual's compensation, coverage under a retirement plan and marital status. For 2005, if the owner of the IRA contract is covered by another Qualified Plan the deduction phases out when adjusted gross income ("AGI") is between $50,000 and $60,000 for single filers and between $70,000 and $80,000 for married individuals filing jointly. If the owner is not covered by a Qualified Plan but the owner's spouse is, the deduction phases out when AGI is between $150,000 and $160,000. IRA accumulations may be eligible for a tax-free rollover or transfer to another IRA or eligible Qualified Plan. IRAs are subject to required minimum distribution rules.

     SIMPLIFIED EMPLOYEE PENSION (SEP) -- If the contract is used for a SEP IRA plan and the Contract Owner has elected to make IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $14,000 for 2005 ($15,000 in 2006). The additional catch-up amount if the individual is age 50 or older also applies, $4,000 for 2005 ($5,000 in 2006). Employer contributions are allowed subject to additional limitations and must be coordinated with other Qualified Plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and required minimum distribution rules apply the same as for IRAs.

     SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE IRA) -- If the contract is used for a SIMPLE IRA, the salary reduction limitation is $10,000 for 2005. As with IRAs, additional contributions are allowed for individuals age 50 and older, $2,000 for 2005 ($2,500 for 2006). Employer contributions are also required and are coordinated with the elective deferral limitations of other Qualified Plans. Rollover rules are similar to IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required minimum distribution rules apply the same as those for IRAs.

     ROTH IRAs -- Annual contributions to a Roth IRA are limited to $4,000 for 2005 for both the individual and the spouse. This amount has additional limitations based upon the Contract Owner's income and marital status. The annual contribution maximum is phased out when AGI is between $95,000 and $110,000 for single taxpayers and those taxpayers filing Head of Household, between $150,000 and $160,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separate. Contributions to an IRA are coordinated with Roth IRA contributions. An additional catch-up contribution is allowed if the individual is age 50 or older of $500 for 2005 ($1,000 for 2006). Contributions to a Roth IRA are not deductible and if the Contract has been in existence for more than five years, certain qualified distributions are not includable in income (e.g. distributions made to a Contract Owner reaching age 59 1/2 or becoming disabled). IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) can generally be rolled over or converted to a Roth IRA if the Contract Owner's AGI is $100,000 or less and the Contract Owner is not married filing a separate return. However, the converted amount is includable in income in the year of conversion. Roth IRAs are not subject to the required minimum distribution rules.

     SECTION 457(b) ELIGIBLE GOVERNMENTAL PLAN -- A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $14,000 for 2005 ($15,000 for 2006) or 100% of includable compensation. Additional catch-up amounts may be contributed if the Contract Owner is age 50 or older of $4,000 for 2005 ($5,000 for 2006). A special catch-up contribution is allowed in the last three years of employment before attaining normal retirement age. Contributions and earnings are not included in the Annuitant's income until distributed. Distributions are not generally allowed until the employee reaches age 70 1/2 except for severance from employment or for an unforeseeable emergency or severe financial hardship. Section 457(b) annuity contract accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or an eligible Qualified Plan. Section 457(b) annuity contracts are subject to the required minimum distribution rules.

     SECTION 401 -- Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must: meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for purposes other than the exclusive benefit of the plan participants and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis.

     ROLLOVERS -- A rollover, direct rollover or trustee-to-trustee transfer is a tax-free transfer of a distribution from a Qualified Plan to an eligible retirement plan. Distributions that are properly rolled over or transferred are not includable in income until they are ultimately paid out of the Contract. A
Section 401 plan can be rolled over or transferred to another Section 401 plan, an IRA, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan. An IRA can be rolled over or transferred to another IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan. A Section 403(b) tax-deferred annuity can be rolled over or transferred to an IRA, a
Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan. In all cases the eligible
Section 457 plan must separately account for amounts rolled over or transferred from other non-Section 457 plans.

     For a Section 403(b) annuity only amounts eligible for distribution can be rolled over. However, amounts may be transferred between tax-deferred annuities if the requirements of Revenue Ruling 90-24 are met. A SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over or transferred tax free to an IRA, a qualified Section 401 plan, a Section 403(b) plan or a Section 457 plan. A Roth IRA can generally only be rolled over to another Roth IRA. If certain requirements are met, it may be possible to recharacterize a Roth IRA contribution as an IRA contribution.

TAXATION OF CONTRACT BENEFITS

     Amounts contributed through salary reduction, employer contributions or deductible amounts in the case of IRAs are not taxed at the time of contribution. Earnings are also not taxed as they accumulate within the annuity Contract. Except for qualified distributions from Roth IRAs or after-tax contributions, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the IRC.

     Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 401 and 403(b) plans will not be treated as distributions if the terms require repayment within five years (except loans to acquire a home); the loans have substantially level payments over the term of the loan; the loans do not exceed $50,000 and are evidenced by a legally enforceable agreement. Loans are not allowed for IRAs.

     Qualified distributions from a Roth IRA are not taxable. A qualified distribution is any distribution made at least five years after issuance of the owner's first Roth IRA and made after attainment of age 59 1/2; as the result of death or disability; or as a qualified first-time homebuyer distribution.

ADDITIONAL TAXES

PREMATURE DISTRIBUTION TAX

     An additional tax (penalty tax) will apply to premature distributions from a Qualified Plan. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of IRAs to Roth IRAs and distributions from Section 457 plans. Certain payments may be exempt from the penalty tax depending upon the type of Qualified Plan such as payments made: 1) after age 59 1/2, 2) as the result of death or disability, 3) that are part of a series of substantially equal periodic payments over the life expectancy of the owner or the joint lives of the owner and beneficiary, 4) after separation from service and attainment of age 55, 5) for medical care, 6) under a qualified domestic relations order (QDRO) and 7) to correct excess contributions or elective deferrals. If the contract is an IRA or Roth IRA exception 4) listed above does not apply. In addition, for an IRA or Roth IRA there are additional exceptions, which include payments made: 1) for reimbursement of health insurance while the Contract Owner was unemployed, 2) for qualified education expenses and 3) for a qualified first-time home purchase.

     REQUIRED MINIMUM DISTRIBUTION TAX -- If the amount distributed from a Qualified Plan is less than the required minimum distribution for the year, the Contract Owner is generally subject to a non-deductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

     REQUIRED MINIMUM DISTRIBUTIONS -- The Contract Owner of all Qualified Plans except Roth IRAs is generally required to take certain required minimum distributions during the Contract Owner's life and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner's death.

     The Contract Owner must take the first required distribution by the required beginning date and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be made over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for IRAs, SEPs and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. The required beginning date for Section 403(b) annuities and
Section 457 plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2 or retires.

     Upon the death of the Contract Owner, the beneficiary must take distributions under one of the following two rules.

     1. If the Contract Owner dies on or after the required beginning date and has designated a beneficiary, any remaining balance must be distributed over the longer of the remaining life expectancy of the Contract Owner's designated beneficiary and the remaining life expectancy of the Contract Owner. If there is no designated beneficiary as of the date for determining a designated beneficiary, distributions shall continue over the remaining life expectancy of the Contract Owner.

     2. If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner's death. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Contract Owner's death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 70 1/2 or roll over the contract to an IRA or any other eligible retirement plan.

     WITHHOLDING -- Mandatory federal income tax is generally required to be withheld at the rate of 20% on distributions from Qualified Plans with the following exceptions: distributions from IRAs or Roth IRAs; a direct rollover or direct transfer to an eligible retirement plan; periodic payments over the Contract Owner's life expectancy or the joint life expectancy of the Contract Owner and the beneficiary; periodic payments over a ten year period; required minimum distributions; and hardship distributions.

     For all amounts not subject to the mandatory 20% withholding except Roth IRAs, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding and the Contract Owner has the right to revoke his/her election. HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election. For all other payments withholding is generally at a rate of 10%.

     State and/or local tax withholding may also apply.

VOTING RIGHTS

     Unless otherwise restricted by the plan under which a Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

     The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the meeting. Shares for which no instructions are received are voted in the same proportion as the shares for which instructions have been received. Any Underlying Fund shares attributable to investment by HMLIC will be voted in proportion to the vote by Contract Owners who have Separate Account units. Contract Owners receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares.

OTHER INFORMATION

     LEGAL PROCEEDINGS -- There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. HMLIC is engaged in various kinds of routine litigation that, in HMLIC's judgment, are not material to its financial condition. None of this litigation relates to the Separate Account.

     REGISTRATION STATEMENT -- A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Contract. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. Statements contained in this prospectus as to the content of the Contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to these instruments as filed.

     COMMUNICATIONS TO CONTRACT OWNERS -- To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657. Contract Owners may also provide notice of an address change by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030
(toll-free).

     HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner's last known state of residence in accordance with the state's abandoned property laws.

     CONTRACT OWNER INQUIRIES -- A toll-free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.o. Box 4657, Springfield, Illinois 62708-4657.

     FORMS AVAILABILITY -- Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030.

     NASD REGULATION'S PUBLIC DISCLOSURE PROGRAM -- Information about HM Investors and your agent is available from the NASD at www.nasd.com or by calling (800) 289-9999 (toll-free).

ADDITIONAL INFORMATION

     A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:

TOPIC                                        PAGE
-----                                        ----
General Information and History                2
Underwriter                                    2
Financial Statements                           2

     To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030
(toll-free).

     HORACE MANN LIFE INSURANCE COMPANY
     P.O. BOX 4657
     SPRINGFIELD, ILLINOIS 62708-4657

Please provide free of charge the following information:

_____ Statement of Additional Information dated May 2, 2005 for the Separate Account

Please mail the above document to:

___________________________________
(Name)

___________________________________
(Address)

___________________________________
(City/State/Zip)

PROSPECTUS

NON-QUALIFIED VARIABLE DEFERRED ANNUITY CONTRACTS

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

MAY 2, 2005

NON-QUALIFIED VARIABLE DEFERRED ANNUITY CONTRACTS ISSUED BY HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
SINGLE PREMIUM CONTRACTS FOR INDIVIDUALS
FLEXIBLE PREMIUM CONTRACTS FOR INDIVIDUALS

     This prospectus offers Variable, non-qualified annuity Contracts to individuals. These Contracts are issued by Horace Mann Life Insurance Company ("HMLIC") and can be issued as flexible premium Contracts or were issued as single premium Contracts. These Contracts are no longer issued by HMLIC as single premium Contracts. Amounts transferred to the HMLIC Separate Account as directed by a Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as Variable investment options or Variable accounts). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:

Large Company Stock Funds
     Large Blend
         JPMorgan U.S. Large Cap Core Equity Portfolio
         Fidelity VIP Growth & Income Portfolio SC 2
         Fidelity VIP Index 500 Portfolio SC 2
     Large Growth
         Fidelity VIP Growth Portfolio SC 2

         AllianceBernstein Large Cap Growth Portfolio

     Large Value
         Wilshire VIT Equity Fund -- Horace Mann Shares
         Wilshire VIT Socially Responsible Fund -- Horace Mann Shares
         Davis Value Portfolio Mid-Size Company Stock Funds
     Mid Blend
         Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares Fidelity VIP Mid Cap Portfolio SC 2
     Mid Growth
         Delaware VIP Growth Opportunities Series
         Lord Abbett Insurance Series Growth/Opportunities
         Putnam VT Vista Fund (IB Shares)

         Wells Fargo Advantage Discovery Fund

     Mid Value

         Wells Fargo Advantage Opportunity Fund

Small Company Stock Funds
     Small Blend
         Goldman Sachs VIT Core Small Cap Equity Fund
     Small Growth
         Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares
         Credit Suisse Small Cap Growth Portfolio
         Delaware VIP Trend Series
     Small Value
         Royce Capital Fund Small-Cap Portfolio
International Stock Funds
         Wilshire VIT International Equity Fund -- Horace Mann Shares Fidelity VIP Overseas Portfolio SC 2
Balanced Fund
         Wilshire VIT Balanced Fund -- Horace Mann Shares
Bond Funds
         Wilshire VIT Income Fund -- Horace Mann Shares
         Wilshire VIT Short-Term Investment Fund -- Horace Mann Shares Fidelity VIP High Income Portfolio SC 2
         Fidelity VIP Investment Grade Bond Portfolio SC 2


     This prospectus sets forth the information an investor should know before investing and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 2, 2005. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile ("FAX") transmission to (217) 527-2307 or by telephoning (217) 789-2500 or
(800) 999-1030 (toll-free). The Table of Contents of the Statement of Additional Information appears on page 31 of this prospectus.


     The Securities and Exchange Commission maintains a website
(http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                       THE CONTRARY IS A CRIMINAL OFFENSE.

     THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF OR GUARANTEED BY ANY
  BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL
                                AMOUNT INVESTED.

                   The date of this prospectus is May 2, 2005.

TABLE OF CONTENTS


                                                                                         PAGE
                                                                                         ----
DEFINITIONS                                                                                3
SUMMARY                                                                                    4
TABLE OF ANNUAL OPERATING EXPENSES                                                         6
CONDENSED FINANCIAL INFORMATION                                                            8
HORACE MANN LIFE INSURANCE COMPANY, THE SEPARATE ACCOUNT AND THE UNDERLYING FUNDS         12
     Horace Mann Life Insurance Company                                                   12
     The Separate Account                                                                 12
     The Underlying Funds                                                                 12
THE CONTRACT                                                                              16
     Contract Owners' Rights                                                              16
     Purchasing the Contract                                                              16
     Purchase Payments                                                                    16
          Amount and Frequency of Purchase Payments                                       16
          Allocation of Purchase Payments                                                 16
          Accumulation Units and Accumulation Unit Value                                  16
     Transactions                                                                         17
          Transfers                                                                       17
          Dollar Cost Averaging                                                           17
          Rebalancing                                                                     18
          Changes to Purchase Payment Allocations                                         18
          Market Timing                                                                   18
          Surrender or Withdrawal Before Commencement of Annuity Period                   19
          Deferment                                                                       19
          Confirmations                                                                   20
     Deductions and Expenses                                                              20
          Annual Maintenance Charge                                                       20
          Mortality and Expense Risk Fee                                                  20
          Surrender Charges                                                               20
          Operating Expenses of the Underlying Funds                                      20
          Premium Taxes                                                                   20
     Death Benefit Proceeds                                                               20
     Annuity Payments                                                                     20
     Annuity Payment Options                                                              21
     Amount of Fixed and Variable Annuity Payments                                        21
     Misstatement of Age                                                                  22
     Modification of the Contract                                                         22
INDIVIDUAL PRODUCT INFORMATION                                                            23
TAX CONSEQUENCES                                                                          29
     Other Considerations                                                                 29
     Separate Account                                                                     29
     Contract Owners                                                                      29
          Contributions                                                                   29
          Distributions Under Non-Qualified Contracts                                     29
          Exchanges                                                                       29
          Distribution at Death Rules                                                     29
          Premature Distribution Tax                                                      29
          Withholding                                                                     30
VOTING RIGHTS                                                                             30
OTHER INFORMATION                                                                         30
ADDITIONAL INFORMATION                                                                    31


     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACTS OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

DEFINITIONS

     ACCUMULATION UNIT: A unit of measurement used to determine the value of a Contract Owner's interest in a Subaccount before Annuity Payments begin.

     ACCUMULATION UNIT VALUE: The value of an Accumulation Unit on any Valuation Date.

     ANNUITANT: The recipient of Annuity Payments.

     ANNUITY PAYMENTS: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be substantially equal in amount throughout the annuity payout period. A fixed annuity does not participate in the investment experience of any Subaccount. A Variable annuity provides a series of payments that vary in amount depending upon the investment experience of the Subaccount(s) selected by the Contract Owner.

     ANNUITY PERIOD: The period during which Annuity Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

     ANNUITY UNIT: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

     ANNUITY UNIT VALUE: The value of an Annuity Unit on any Valuation Date.

     CONTRACT: This prospectus offers Variable annuity Contracts to individuals as flexible premium Contracts. The term "contract" in this prospectus generally will be used to describe contracts issued to individuals.

     CONTRACT OWNER: The individual or entity to whom the Contract is issued.

     CONTRACT YEAR: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of this date.

     FIXED CASH VALUE: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.

     MATURITY DATE: The date Annuity Payments begin. The individual Contracts offered by this prospectus describe the criteria for determining Maturity Dates.

     MUTUAL FUND(S): Open-end management investment companies in which the assets of the Subaccount(s) will be invested. These companies are generally registered under the Investment Company Act of 1940.

     NET PURCHASE PAYMENT: The balance of each purchase payment received by HMLIC after deducting any applicable premium taxes, or the balance of any transfer amount from other Subaccounts after any applicable charges.

     SCHEDULED UPDATE: The date the Contract investment period and current interest rate of the fixed account are updated, if applicable.

     SEPARATE ACCOUNT: The Horace Mann Life Insurance Company Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.

     SUBACCOUNT: A division of the Separate Account which invests in shares of the corresponding Underlying Fund.

     SURRENDER CHARGE: Also called a "contingent deferred sales charge." An amount kept by HMLIC if a withdrawal is made or if the Contract is surrendered. The charge is intended to compensate HMLIC for the cost of selling the Contract.

     TOTAL ACCUMULATION VALUE: The sum of the Fixed Cash Value and the Variable Cash Value prior to the time Annuity Payments begin.

     UNDERLYING FUNDS: All Mutual Funds listed in this prospectus that are available for investment by the Separate Account.

     VALUATION DATE: Any day on which the New York Stock Exchange ("NYSE") is open for trading. The Valuation Date ends at 3:00 p.m. Central time or the close of the NYSE if earlier.

     VALUATION PERIOD: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

     VARIABLE: The values vary based on the investment performance of the Subaccount(s) selected.

     VARIABLE CASH VALUE: The dollar value of the Separate Account investment options under the Contract prior to the time Annuity Payments begin.

SUMMARY

     This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Further information can be found in this prospectus, in the Separate Account Statement of Additional Information and in the Contracts. This prospectus is intended to serve as a disclosure document for the Variable portion of the Contract(s) only. For information regarding the fixed portion, refer to the Contract(s).

     Detailed information about the Underlying Funds is contained in each Underlying Fund's prospectus and in each Underlying Fund's Statement of Additional Information.

     The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund's prospectus.

WHAT IS THE "SEPARATE ACCOUNT"?

     The Separate Account segregates assets dedicated to the Variable portion of the Contracts offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

WHO MAY PURCHASE THE CONTRACT OFFERED BY THIS PROSPECTUS?

     Individuals may purchase the Variable flexible premium annuity, but may no longer purchase the single premium annuity. The Contracts offered by this prospectus are designed to provide non-qualified retirement annuities.

     The Contracts are offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("HM Investors"). In addition, the Contracts may be offered and sold through independent agents and other broker/dealers. HM Investors is a broker/dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of the NASD.

WHAT ARE MY INVESTMENT CHOICES?

     You may have money allocated to or invested in no more than 24 Subaccounts at any one time.

     (a) SEPARATE ACCOUNT

     Includes Subaccounts each of which invests in one of the following Underlying Funds:

LARGE COMPANY STOCK FUNDS
     Large Blend
          JPMorgan U.S. Large Cap Core Equity Portfolio
          Fidelity VIP Growth & Income Portfolio SC 2
          Fidelity VIP Index 500 Portfolio SC 2

     Large Growth
          Fidelity VIP Growth Portfolio SC 2

          AllianceBernstein Large Cap Growth Portfolio


     Large Value
          Wilshire VIT Equity Fund -- Horace Mann Shares
          Wilshire VIT Socially Responsible Fund -- Horace Mann Shares Davis Value Portfolio

MID-SIZE COMPANY STOCK FUNDS
     Mid Blend
          Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares Fidelity VIP Mid Cap Portfolio SC 2

     Mid Growth
          Delaware VIP Growth Opportunities Series
          Lord Abbett Insurance Series Growth/Opportunities
          Putnam VT Vista Fund (IB Shares)

          Wells Fargo Advantage Discovery Fund


     Mid Value

          Wells Fargo Advantage Opportunity Fund


SMALL COMPANY STOCK FUNDS
     Small Blend
          Goldman Sachs VIT Core Small Cap Equity Fund

     Small Growth
          Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares Credit Suisse Small Cap Growth Portfolio(1)
          Delaware VIP Trend Series

     Small Value
          Royce Capital Fund Small-Cap Portfolio

INTERNATIONAL STOCK FUNDS
          Wilshire VIT International Equity Fund -- Horace Mann Shares Fidelity VIP Overseas Portfolio SC 2

BALANCED FUND
          Wilshire VIT Balanced Fund -- Horace Mann Shares

BOND FUNDS
          Wilshire VIT Income Fund -- Horace Mann Shares
          Wilshire VIT Short-Term Investment Fund -- Horace Mann Shares Fidelity VIP High Income Portfolio SC 2
          Fidelity VIP Investment Grade Bond Portfolio SC 2

(1) On and after June 1, 2004, new Contracts may not have allocations to these Subaccounts, and existing Contracts may not begin or increase allocations to these Subaccounts or START ANY NEW TRANSFERS OF MONEY to these
     Subaccounts:


          Wells Fargo Advantage Discovery Fund
          Wells Fargo Advantage Opportunity Fund

          Credit Suisse Small Cap Growth Portfolio

     (b)  FIXED ACCOUNT (SEE THE CONTRACT)

WHEN CAN I TRANSFER BETWEEN ACCOUNTS?

     At any time before the Contract's Maturity Date, amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract. Transfers from the fixed account of the Contract into a Subaccount could be subject to certain charges if the transferred amount is withdrawn or surrendered. For complete details see "The Contract -- Transactions -- Transfers."

MAY I WITHDRAW ALL OR PART OF THE CONTRACT VALUE BEFORE THE MATURITY DATE?

     Unless restricted by the Internal Revenue Code of 1986, as amended ("IRC"), a Contract Owner may at any time before the Maturity Date surrender his or her Contract in whole or withdraw in part for cash. Each surrender or partial withdrawal is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Surrender Charges as described in "Deductions and Expenses -- Surrender Charges."

WHAT ARE THE CHARGES OR DEDUCTIONS?

     Contracts may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.

     A mortality and expense risk fee (M&E Fee), is deducted from the Separate Account. This fee is computed on a daily basis and will not exceed an annual rate of 1.25% of the daily net assets of the Separate Account.

     A fixed annual maintenance charge that may not exceed $25 is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived.

     No deduction for sales expense is charged on purchase payments, but a decreasing Surrender Charge is assessed against certain withdrawals and surrenders. The charge is deducted from the Contract Owner's value in the Subaccount(s) from which the withdrawal is made. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."

WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THIS CONTRACT?

     The IRC provides penalties for premature distributions under various retirement plans. See "Tax Consequences." This Contract might not be suitable for short-term investment. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."

IF I RECEIVE MY CONTRACT AND AM DISSATISFIED, MAY I RETURN IT?

     Subject to various state insurance laws, generally the Contract Owner may return the Contract to HMLIC within 15 to 30 days of receipt of the Contract. HMLIC will refund the greater of the premium contributions or the market value of the assets purchased by payments paid to the Separate Account as of the date the request was received less any taxes, if applicable.

WHEN CAN I BEGIN RECEIVING ANNUITY PAYMENTS, AND WHAT OPTIONS ARE AVAILABLE?

     Payments will begin on the Maturity Date set by the terms of your Contract. Variable Annuity Payments are made in monthly installments. An optional Maturity Date and various income payment options are available under the Contract.

     Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. The following options are available for receiving Annuity
Payments:

     Life Annuity with or without Certain Period, Joint and Survivor Life Annuity, Income for Fixed Period, Income for Fixed Amount and Interest Income Payments.

TABLE OF ANNUAL OPERATING EXPENSES

     The following tables describe the maximum fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract or transfer cash value between investment options. State premium taxes may also be deducted. To determine the Contract you own, look in the bottom left hand corner of your Contract for the form number. This is the number referenced below the product name in the following tables. If you are in the process of purchasing a Contract, ask your registered representative which Contract you are purchasing.

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
CONTRACT OWNER TRANSACTION EXPENSES:(1)

                                                                                                   VARIABLE     VARIABLE
                                          ANNUITY        ANNUITY         ANNUITY         NEW      RETIREMENT   RETIREMENT
                                       ALTERNATIVES  ALTERNATIVES 2  ALTERNATIVES 2   SOLUTIONS     ANNUITY      ANNUITY
                                        (IC-408000)    (IC-437000)     (IC-438000)   (IC-441000)  (IC-417000)  (IC-418000)
                                        -----------    -----------     -----------   -----------  -----------  -----------
Surrender Fees (as a percentage of
  amount surrendered, if applicable)        8%             8%              8%            8%           5%           5%

(1) Premium taxes, currently ranging between 0% and 3.5%, are not included. The rate of the premium tax varies depending upon the state of residence, and not all states impose premium taxes. Taxes are deducted at the time of purchase.


     We guarantee that the aggregate surrender fee charged will never exceed 9% of your total purchase payments.


     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

                                                                                                   VARIABLE     VARIABLE
                                          ANNUITY        ANNUITY         ANNUITY         NEW      RETIREMENT   RETIREMENT
                                       ALTERNATIVES  ALTERNATIVES 2  ALTERNATIVES 2   SOLUTIONS     ANNUITY      ANNUITY
                                        (IC-408000)    (IC-437000)     (IC-438000)   (IC-441000)  (IC-417000)  (IC-418000)
                                        -----------    -----------     -----------   -----------  -----------  -----------
Annual Contract Fee(1)                   $    25         $   25          $   25        $   25       $   25       $   25
Separate Account Annual Expenses
  (as a percentage of average
  account value)
     Mortality and Expense Risk Fees        1.25%          1.25%           1.25%         1.25%        1.25%        1.25%
     Account Fees and Expenses                 0%             0%              0%            0%           0%           0%
Total Separate Account
  Annual Expenses                           1.25%          1.25%           1.25%         1.25%        1.25%        1.25%

(1) The annual contract fee is waived if the Contract value equals or exceeds $10,000.

     The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund.


TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES                                                      MINIMUM   MAXIMUM
-----------------------------------------------                                                      -------   -------
  (expenses that are deducted from Underlying Fund assets, including management fees, distribution
  and/or service (12b-1) fees and other expenses)                                                     0.35%     1.86%

EXAMPLE

     This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other Variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Underlying Fund fees and expenses.


     The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Underlying Funds as of December 31, 2004. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                        ANNUITY ALTERNATIVES (IC-408000)

     If you surrender or annuitize your Contract at the end of the applicable time period:


         1 YEAR                     3 YEARS                    5 YEARS                  10 YEARS
         ------                     -------                    -------                  --------
         $ 1,151                    $ 1,606                    $ 1,852                   $ 3,381


     If you do NOT surrender or annuitize your Contract at the end of the applicable time period:


         1 YEAR                     3 YEARS                    5 YEARS                  10 YEARS
         ------                     -------                    -------                  --------
         $ 336                       $ 975                     $ 1,634                   $ 3,381


                ANNUITY ALTERNATIVES 2 (IC-437000 AND IC-438000)

     If you surrender or annuitize your Contract at the end of the applicable time period:


         1 YEAR                     3 YEARS                    5 YEARS                  10 YEARS
         ------                     -------                    -------                  --------
         $ 1,151                    $ 1,606                    $ 1,852                   $ 3,381


     If you do NOT surrender or annuitize your Contract at the end of the applicable time period:


         1 YEAR                     3 YEARS                    5 YEARS                  10 YEARS
         ------                     -------                    -------                  --------
         $ 336                       $ 975                     $ 1,634                   $ 3,381


                            NEW SOLUTIONS (IC-441000)

     If you surrender or annuitize your Contract at the end of the applicable time period:


         1 YEAR                     3 YEARS                    5 YEARS                  10 YEARS
         ------                     -------                    -------                  --------
         $ 1,151                    $ 1,606                    $ 2,069                   $ 3,381


     If you do NOT surrender or annuitize your Contract at the end of the applicable time period:


         1 YEAR                     3 YEARS                    5 YEARS                  10 YEARS
         ------                     -------                    -------                  --------
         $ 336                       $ 975                     $ 1,634                   $ 3,381


              VARIABLE RETIREMENT ANNUITY (IC-417000 AND IC-418000)

     If you surrender or annuitize your Contract at the end of the applicable time period:


         1 YEAR                     3 YEARS                    5 YEARS                  10 YEARS
         ------                     -------                    -------                  --------
         $ 846                      $ 1,290                    $ 1,743                   $ 3,381


     If you do NOT surrender or annuitize your Contract at the end of the applicable time period:


         1 YEAR                     3 YEARS                    5 YEARS                  10 YEARS
         ------                     -------                    -------                  --------
         $ 336                       $ 975                     $ 1,634                   $ 3,381

CONDENSED FINANCIAL INFORMATION

     The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Equity Fund -- Horace Mann Shares commenced operations on May 21, 1957. The Wilshire VIT Balanced Fund -- Horace Mann Shares, Income Fund and Short-Term Investment Fund each commenced operations on January 1, 1983. The Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares, Wilshire VIT International Equity Fund -- Horace Mann Shares and Wilshire VIT Socially Responsible Fund -- Horace Mann Shares each commenced operations on March 10, 1997. The Delaware VIP Growth Opportunities Series, Lord Abbett Insurance Series Growth/Opportunities, Delaware VIP Trend Series, Goldman Sachs VIT Core Small Cap Equity Fund, Royce Capital Fund Small-Cap Portfolio and Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares were added to the Separate Account on June 1, 2004. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000.


                                                                                             # ACCUMULATION
                                                              ACCUMULATION   ACCUMULATION         UNITS
                                                               UNIT VALUE     UNIT VALUE       OUTSTANDING
                                                     YEAR     BEGINNING OF      END OF           END OF
SUBACCOUNT                                           ENDED       PERIOD         PERIOD           PERIOD
----------                                           -----       ------         ------           ------
JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO      12/31/04   $      12.22   $      13.22        1,143,649
                                                   12/31/03           9.65          12.22          915,270
                                                   12/31/02          12.97           9.65          690,067
                                                   12/31/01          14.90          12.97          431,258
                                                   12/31/00          17.33*         14.90          123,796

FIDELITY VIP GROWTH & INCOME PORTFOLIO SC 2        12/31/04   $      13.69   $      14.27          757,537
                                                   12/31/03          11.23          13.69          535,029
                                                   12/31/02          13.67          11.23          357,213
                                                   12/31/01          15.20          13.67          230,640
                                                   12/31/00          16.03*         15.20           53,980

FIDELITY VIP INDEX 500 PORTFOLIO SC 2              12/31/04   $     124.84   $     136.05          277,917
                                                   12/31/03          98.66         124.84          211,435
                                                   12/31/02         128.86          98.66          151,544
                                                   12/31/01         148.95         128.86           93,943
                                                   12/31/00         171.04*        148.95           32,999

FIDELITY VIP GROWTH PORTFOLIO SC 2                 12/31/04   $      31.79   $      32.38          974,205
                                                   12/31/03          24.28          31.79          771,644
                                                   12/31/02          35.28          24.28          595,943
                                                   12/31/01          43.48          35.28          404,152
                                                   12/31/00          53.82*         43.48          161,937

ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO       12/31/04   $      21.59   $      23.11          818,599
                                                   12/31/03          17.71          21.59          676,885
                                                   12/31/02          28.94          17.71          522,390
                                                   12/31/01          31.81          25.94          357,364
                                                   12/31/00          41.57*         31.81          130,232

WILSHIRE VIT EQUITY FUND -- HORACE MANN SHARES     12/31/04   $      19.76   $      21.51       14,024,912
                                                   12/31/03          15.68          19.76       15,075,890
                                                   12/31/02          19.70          15.68       15,849,770
                                                   12/31/01          20.82          19.70       17,361,722
                                                   12/31/00          22.10          20.82       18,713,068
                                                   12/31/99          22.97          22.10       23,693,305
                                                   12/31/98          21.62          22.97       24,141,182
                                                   12/31/97          17.74          21.62       21,736,131
                                                   12/31/96          14.33          17.74       18,086,814
                                                   12/31/95          10.88          14.33       14,363,155
                                                   12/31/94          11.03          10.88       12,072,982

                                                                                             # ACCUMULATION
                                                              ACCUMULATION   ACCUMULATION         UNITS
                                                               UNIT VALUE     UNIT VALUE       OUTSTANDING
                                                     YEAR     BEGINNING OF      END OF            END OF
SUBACCOUNT                                           ENDED       PERIOD         PERIOD            PERIOD
----------                                           -----       ------         ------            ------
WILSHIRE VIT SOCIALLY RESPONSIBLE FUND --
  HORACE MANN SHARES                               12/31/04   $      14.85   $      16.61        4,612,921
                                                   12/31/03          11.70          14.85        4,740,058
                                                   12/31/02          13.70          11.70        4,803,270
                                                   12/31/01          14.96          13.70        4,970,814
                                                   12/31/00          13.92          14.96        4,767,452
                                                   12/31/99          13.00          13.92        3,893,389
                                                   12/31/98          12.00          13.00        2,430,089
                                                   12/31/97           9.85          12.00          698,226

DAVIS VALUE PORTFOLIO                              12/31/04   $      10.40   $      11.54          612,231
                                                   12/31/03           8.11          10.40          486,125
                                                   12/31/02           9.80           8.11          384,920
                                                   12/31/01          11.08           9.80          333,527
                                                   12/31/00          11.58*         11.08          134,363

DREYFUS INVESTMENT PORTFOLIO: MID CAP STOCK
  FUND -- SERVICE SHARES                           12/31/04   $      15.91*  $      17.90            9,576

FIDELITY VIP MID CAP PORTFOLIO SC 2                12/31/04   $      23.43   $      28.85          954,231
                                                   12/31/03          17.16          23.43          798,274
                                                   12/31/02          19.31          17.16          674,016
                                                   12/31/01          20.25          19.31          551,984
                                                   12/31/00          20.11*         20.25          231,555

DELAWARE VIP GROWTH OPPORTUNITIES SERIES           12/31/04   $      14.24*  $      15.70           11,064

LORD ABBETT INSURANCE SERIES GROWTH/
  OPPORTUNITIES                                    12/31/04   $      12.00*  $      13.21           22,415

PUTNAM VT VISTA FUND (IB SHARES)                   12/31/04   $      11.56   $      13.54          447,976
                                                   12/31/03           8.79          11.56          431,300
                                                   12/31/02          12.82           8.79          375,227
                                                   12/31/01          19.52          12.82          326,406
                                                   12/31/00          25.13*         19.52          146,933

WELLS FARGO ADVANTAGE DISCOVERY FUND               12/31/04   $      14.40   $      16.95          479,241
                                                   12/31/03          10.86          14.40          443,966
                                                   12/31/02          17.61          10.86          371,269
                                                   12/31/01          25.76          17.61          279,260
                                                   12/31/00          35.99*         25.76          131,868

WELLS FARGO ADVANTAGE OPPORTUNITY FUND             12/31/04   $      25.67   $      29.98          317,641
                                                   12/31/03          18.96          25.67          298,172
                                                   12/31/02          26.24          18.96          254,365
                                                   12/31/01          27.60          26.24          169,801
                                                   12/31/00          28.55*         27.60           47,165

GOLDMAN SACHS VIT CORE SMALL CAP EQUITY FUND       12/31/04   $      12.99*  $      15.00           17,423

WILSHIRE VIT SMALL CAP GROWTH FUND -- HORACE
  MANN SHARES                                      12/31/04   $      11.52   $      11.88        4,302,146
                                                   12/31/03           7.33          11.52        4,507,783
                                                   12/31/02          12.16           7.33        4,361,425
                                                   12/31/01          17.54          12.16        4,399,005
                                                   12/31/00          19.92          17.54        4,284,826
                                                   12/31/99          11.61          19.92        2,619,220
                                                   12/31/98          11.10          11.61        2,103,641
                                                   12/31/97           9.59          11.10        1,284,537

                                                                                             # ACCUMULATION
                                                              ACCUMULATION   ACCUMULATION         UNITS
                                                               UNIT VALUE     UNIT VALUE       OUTSTANDING
                                                     YEAR     BEGINNING OF      END OF            END OF
SUBACCOUNT                                           ENDED       PERIOD         PERIOD            PERIOD
----------                                           -----       ------         ------            ------
C.S. SMALL CAP GROWTH PORTFOLIO                    12/31/04   $      17.03   $      18.65          248,475
                                                   12/31/03          11.61          17.03          236,965
                                                   12/31/02          17.73          11.61          207,449
                                                   12/31/01          21.37          17.73          165,082
                                                   12/31/00          27.32*         21.37           76,760

DELAWARE VIP TREND SERIES                          12/31/04   $      28.47*  $      30.27            2,275

ROYCE CAPITAL FUND SMALL-CAP PORTFOLIO             12/31/04   $       8.10*  $       9.42           93,281

WILSHIRE VIT INTERNATIONAL EQUITY FUND -- HORACE
  MANN SHARES                                      12/31/04   $      10.68   $      11.67        3,099,530
                                                   12/31/03           8.16          10.68        3,072,915
                                                   12/31/02          10.47           8.16        2,970,500
                                                   12/31/01          14.39          10.47        2,935,800
                                                   12/31/00          17.67          14.39        2,650,938
                                                   12/31/99          11.72          17.67        1,187,606
                                                   12/31/98           9.98          11.72          696,337
                                                   12/31/97           9.74           9.98          464,676

FIDELITY VIP OVERSEAS PORTFOLIO SC 2               12/31/04   $      17.21   $      19.27          643,917
                                                   12/31/03          12.18          17.21          430,503
                                                   12/31/02          15.50          12.18          308,350
                                                   12/31/01          19.91          15.50          209,742
                                                   12/31/00          23.13*         19.91           70,810

WILSHIRE VIT BALANCED FUND -- HORACE MANN SHARES   12/31/04   $      18.59   $      19.86       13,172,538
                                                   12/31/03          15.74          18.59       14,094,671
                                                   12/31/02          17.39          15.74       14,804,752
                                                   12/31/01          17.36          17.39       16,254,478
                                                   12/31/00          17.41          17.36       17,553,416
                                                   12/31/99          17.83          17.41       22,621,955
                                                   12/31/98          16.78          17.83       23,286,358
                                                   12/31/97          14.28          16.78       22,095,620
                                                   12/31/96          12.22          14.28       20,098,949
                                                   12/31/95           9.75          12.22       17,804,536
                                                   12/31/94           9.97           9.75       15,666,817

WILSHIRE VIT INCOME FUND -- HORACE MANN
  SHARES                                           12/31/04   $      16.30   $      16.89        1,300,042
                                                   12/31/03          15.39          16.30        1,210,705
                                                   12/31/02          14.29          15.39        1,187,910
                                                   12/31/01          13.27          14.29          936,292
                                                   12/31/00          12.34          13.27          827,539
                                                   12/31/99          12.70          12.34        1,034,296
                                                   12/31/98          11.90          12.70        1,060,399
                                                   12/31/97          11.02          11.90          784,296
                                                   12/31/96          10.78          11.02          942,068
                                                   12/31/95           9.49          10.78          938,069
                                                   12/31/94           9.85           9.49          945,569

                                                                                             # ACCUMULATION
                                                              ACCUMULATION   ACCUMULATION         UNITS
                                                               UNIT VALUE     UNIT VALUE       OUTSTANDING
                                                     YEAR     BEGINNING OF      END OF            END OF
SUBACCOUNT                                           ENDED       PERIOD         PERIOD            PERIOD
----------                                           -----       ------         ------            ------
WILSHIRE VIT SHORT-TERM INVESTMENT FUND --
  HORACE MANN SHARES                               12/31/04   $      10.86   $      10.85          270,993
                                                   12/31/03          10.88          10.86          427,380
                                                   12/31/02          10.83          10.88          367,360
                                                   12/31/01          10.42          10.83          237,129
                                                   12/31/00           9.97          10.42          205,055
                                                   12/31/99           9.64           9.97          132,903
                                                   12/31/98           9.30           9.64          120,651
                                                   12/31/97           8.97           9.30          122,530
                                                   12/31/96           8.65           8.97          125,251
                                                   12/31/95           8.34           8.65          110,931
                                                   12/31/94           8.13           8.34          125,199

FIDELITY VIP HIGH INCOME PORTFOLIO SC 2            12/31/04   $       9.06   $       9.79          256,027
                                                   12/31/03           7.23           9.06          177,129
                                                   12/31/02           7.09           7.23           90,168
                                                   12/31/01           8.15           7.09           57,319
                                                   12/31/00           9.77*          8.15           32,064

FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO
  SC 2                                             12/31/04   $      15.10   $      15.54          975,233
                                                   12/31/03          14.56          15.10          921,950
                                                   12/31/02          13.39          14.56          677,140
                                                   12/31/01          12.54          13.39          283,612
                                                   12/31/00          11.98*         12.54           24,851


* Inception price on date Underlying Fund was added to the Separate Account, as shown on page 16.


     Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to
(217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

HORACE MANN LIFE INSURANCE COMPANY,
THE SEPARATE ACCOUNT AND
THE UNDERLYING FUNDS

HORACE MANN LIFE INSURANCE COMPANY

     HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 ("HMLIC's Home Office"), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

     HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the NYSE.

THE SEPARATE ACCOUNT

     On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contracts without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contracts, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the Contracts. While HMLIC is obligated to make payments under the Contracts, the amounts of Variable Annuity Payments are not guaranteed since the payment amounts fluctuate in accordance with the performance of the Subaccounts.

     The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.

THE UNDERLYING FUNDS

     The Underlying Funds are listed below along with their primary investment objectives and a description of the adviser to each Underlying Fund. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by calling (800) 999-1030 (toll-free), sending a telefacsimile (FAX) transmission to (217) 527-2307 or writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657. You may also access the prospectuses on HMLIC's website at www.horacemann.com in the "Retirement Planning" link.


ALLIANCEBERNSTEIN

     The AllianceBernstein Large Cap Growth Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Portfolio focuses on a relatively small number of intensively researched companies. Alliance selects the Portfolio's investments from a research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. Normally, the Portfolio invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets. The AllianceBernstein Large Cap Growth Portfolio is a series of the AllianceBernstein Variable Products Series Fund and is advised by Alliance Capital Management.

CREDIT SUISSE

     The investment objective of the Credit Suisse Small Cap Growth Portfolio is to seek capital growth. To pursue this goal, it invests primarily in equity securities of small U.S. growth companies. Under normal market conditions, the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small U.S. companies. The Portfolio considers a "small" company to be one whose market capitalization is within the range of capitalizations of companies in the Russell 2000 Index. As of December 31, 2004, the market capitalization of the companies in the Russell 2000 Index ranged from $4 million to $3.6 billion. Some companies may outgrow the definition of a small company after the Portfolio has purchased their securities but will continue to be considered small for purposes of the Portfolio's minimum 80% allocation to small-company equities. The Credit Suisse Small Cap Growth Portfolio is a series of Credit Suisse Trust and is advised by Credit Suisse Asset Management, LLC.


DAVIS

     The Davis Value Portfolio's investment objective is to seek long-term growth of capital. Under normal circumstances the Portfolio invests the majority of its assets in equity securities of companies with market capitalizations of at least $10 billion that the adviser believes to be of high quality and whose shares are selling at attractive prices. The Fund's adviser selects stocks with the intention of holding them for the long term. The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.


DELAWARE

     The objective of the Delaware VIP Growth Opportunities Series is to seek long-term capital appreciation. The Delaware VIP Growth Opportunities Series invests primarily in securities of medium-sized companies that have established themselves within the industry but still have growth potential. The Series' management team invests in medium-size companies that they believe may offer strong opportunities for capital appreciation and generally less risk than investments in small companies, although mid-cap companies typically have greater risk than large-cap companies. The Delaware VIP Growth Opportunities

Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc. Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

     The objective of the Delaware VIP Trend Series is to seek long-term capital appreciation. The Delaware VIP Trend Series invests primarily in stocks of small growth-oriented or emerging companies that, in the management team's view, are market leaders with strong product cycles and innovative concepts. The Series' management team seeks to identify changing and dominant trends within the economy, the political arena and our society. The team conducts thorough research on companies, evaluating price-to-earnings ratios, estimated growth rates, market capitalization and cash flows to determine how attractive a company is relative to other companies. By focusing on companies in the early stages of their life cycles, the Series strives to capture the greatest potential for growth. The Delaware VIP Trend Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

THE DREYFUS CORPORATION

     The Dreyfus Investment Portfolio: Mid Cap Stock Portfolio (Service Shares) seeks investment returns that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400 Index (S&P 400).

     To pursue this goal, the Dreyfus Investment Portfolio: Mid Cap Stock Portfolio invests at least 80 percent of its assets in stocks of midsize companies. The portfolio invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Consistency of returns compared to the S&P 400 is a primary goal of the investment process. The portfolio's stock investments may include common stocks, preferred stocks, convertible securities and depositary receipts, including those issued in initial public offerings ("IPOs") or shortly thereafter. The Dreyfus Investment
Portfolio: Mid Cap Stock Portfolio is advised by The Dreyfus Corporation.


FIDELITY INVESTMENTS


     The investment objective of the Fidelity VIP Growth Portfolio Service Class 2 shares is to achieve capital appreciation. The fund invests primarily in common stocks of companies that the adviser believes to have above-average growth potential (stocks of these companies are often called 'growth' stocks). The adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

     The investment objective of the Fidelity VIP Overseas Portfolio Service Class 2 shares is to seek long-term growth of capital. The fund normally invests at least 80% of the fund's assets in non-U.S. securities, primarily common stocks. The investments are allocated across different geographic regions and individual countries. The adviser will consider the size of the market in each country and region relative to the size of the international market as a whole. In buying and selling securities for the fund, the adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

     The investment objective of the Fidelity VIP High Income Portfolio Service Class 2 shares is to seek a high level of current income while also considering growth of capital. The adviser normally invests primarily in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. The fund may also invest in non-income producing securities, including defaulted securities and common stocks and in companies that are in troubled or uncertain financial condition as well as domestic and foreign issuers. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

     The investment objective of the Fidelity VIP Investment Grade Bond Portfolio Service Class 2 shares is to seek as high a level of current income as is consistent with the preservation of capital. The fund normally invests at least 80% of its total assets in investment-grade debt securities of all types and repurchase agreements for those securities. The adviser uses the Lehman Brother's Aggregate Bond Index as a guide for structuring the fund and selecting its investments and attempts to maintain an overall interest rate risk similar to the index. The adviser allocates assets across different market sectors and maturities and analyzes a security's structural features and current pricing, trading opportunities and the credit quality of its issuer to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

     The investment objective of the Fidelity VIP Mid Cap Portfolio Service Class 2 shares is to seek long-term growth of capital. The fund normally invests at least 80% of its total assets in securities of companies with medium market capitalizations. The adviser normally invests the fund's assets primarily in common stocks. The fund may potentially invest in companies with smaller or larger market capitalizations, domestic and foreign issuers and either "growth" stocks, "value" stocks or both. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

     The investment objective of the Fidelity VIP Growth & Income Portfolio Service Class 2 shares is to seek high total return through a combination of current income and capital appreciation. The fund invests primarily in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. It also potentially invests in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. The fund may potentially invest in domestic and foreign issuers and either "growth" stocks, "value" stocks or both. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Growth & Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

     The investment objective of the Fidelity VIP Index 500 Portfolio Service Class 2 shares is to seek investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P
500. The fund normally invests at least 80% of its assets in common stocks included in the S&P 500. Because the adviser may use statistical sampling techniques to attempt to replicate the returns of the S&P 500, the fund may not always hold all of the same securities as the index and may not track the index perfectly. The fund may lend securities to earn income for the fund and the adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

GOLDMAN SACHS

     The Goldman Sachs VIT CORE Small Cap Equity Fund seeks long-term growth of capital. The Fund invests, under normal circumstances, at least 80% of its net assets ("Net Assets") plus any borrowings for investment purposes (measured at time of purchase) in a broadly diversified portfolio of equity investments in small-cap U.S. issuers, including foreign issuers that are traded in the United States. However, it is currently anticipated that, under normal circumstances the Fund will invest at least 95% of its Net Assets in such equity investments. These issues will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 2000 Index at the time of investment. The Fund is not required to limit its investments to securities in the Russell 2000 Index. In addition, if the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to sell the securities. The capitalization range of the Russell 2000 Index is currently between $68 million and $2.4 billion.


JPMORGAN FLEMING

     The investment objective of the JPMorgan U.S. Large Cap Core Equity Portfolio is to provide high total return from a portfolio of selected equity securities. Under normal circumstances, the portfolio invests at least 80% of its Assets in equity investment of large-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Large-cap companies have a market capitalization over $2 billion at the time of purchase. Market capitalization is the total market value of a company's shares. Sector by sector, the portfolio's weightings are similar to those of the S&P 500. The portfolio seeks to maintain sector weightings within +/- 3% of the S&P 500. The JPMorgan U.S. Large Cap Core Equity Portfolio is a series of the J.P. Morgan Series Trust II and is advised by J.P. Morgan Investment Management Inc.


LORD ABBETT

     The Lord Abbett Series Fund -- Growth Opportunities Portfolio seeks capital appreciation. To pursue this goal, the Portfolio normally invests at least 65% of its net assets in equity securities of mid-sized companies. A mid-sized company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Mid Cap Index, a widely used benchmark for mid-cap stock performance. As of January 31, 2005, the market capitalization range of the Russell Mid Cap Index was $606 million to $31.1 billion. This range varies daily. Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company. The Lord Abbett Series Fund -- Growth Opportunities Portfolio is advised by Lord, Abbett & Co. LLC.

PUTNAM

     The investment objective of Putnam VT Vista Fund is to seek capital appreciation. The fund invests mainly in common stocks of U.S. companies with a focus on growth stocks. Growth stocks are issued by companies that Putnam Investment Management, LLC ("Putnam Management") believes are fast-growing and whose earnings Putnam Management believes are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. The fund invests mainly in mid-sized companies. Putnam VT Vista Fund is a series of the Putnam Variable Trust and is advised by Putnam Management.

ROYCE

     Royce Capital Fund Small-Cap Portfolio uses a disciplined value approach to invest in small-cap companies -- those with market caps below $2.5 billion. They believe that investors in the Fund should have a long-term investment horizon of at least three-years. The Royce Capital Fund Small-Cap Portfolio is advised by Royce & Associates, LLC.

WELLS FARGO

     The Wells Fargo Advantage Opportunity Fund seeks long-term CAPITAL APPRECIATION. We invest in equity securities of medium-CAPITALIZATION companies that we believe are under-priced yet, have attractive growth prospects. We base the analysis on a comparison between the company's public value, based on market quotations, with its "private market value" -- the price an investor would be willing to pay for the entire company given its management strength, financial health and growth potential. We determine a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value. The Wells Fargo Advantage Opportunity Fund is sub advised by Wells Capital Management, Inc.

     The Wells Fargo Advantage Discovery Fund seeks long-term CAPITAL APPRECIATION. We invest in securities of small- and medium-CAPITALIZATION companies that we believe offer attractive opportunities for growth. We define small- and medium CAPITALIZATION companies as those with market CAPITALIZATIONS equal to or lower than the company with the largest market CAPITALIZATION in the RUSSELL MIDCAP(R) INDEX, at the time of purchase. The range of the RUSSELL MIDCAP(R) INDEX was $513 million to $13.84 billion, as of June 30, 2004, and is expected to change frequently. We select securities through a combination of in-depth fundamental analysis of a company's financial reports and direct, on-site research during company visits. We may invest in any economic sector, and at times we may emphasize one or more particular sectors. The Wells Fargo Advantage Discovery Fund is sub advised by Wells Capital Management, Inc.

WILSHIRE VARIABLE INSURANCE TRUST (VIT)

     The Wilshire VIT ("Trust") is an open-end, diversified, management investment company registered under the Investment Company Act of 1940. The Trust is made up of a series of portfolios ("Wilshire VIT Funds"). The Trust issues shares of beneficial interest that are continually offered for sale. The Wilshire VIT Funds, advised by Wilshire Associates Incorporated ("Wilshire"), invest in securities of different issuers and industry classifications in an attempt to spread and reduce the risks inherent in all investing. Wilshire has entered into an agreement with investment subadviser(s) for each of the Wilshire VIT Funds whereby the subadviser(s) manage the investment and reinvestment of the assets of a fund.

     The primary investment objective of the Wilshire VIT Equity Fund -- Horace Mann Shares is long-term capital growth; conservation of principal and production of income are secondary objectives. The Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Equity Fund ordinarily invests in common stocks of domestic companies. Wellington Management Company, LLP ("Wellington Management"), Alliance Capital Management LP ("Alliance") and Mellon Equity Associates, LLP ("Mellon Equity") serve as the investment subadvisers to the Equity Fund. This fund was referred to as the Growth Fund prior to May 1, 2000.

     The primary investment objective of the Wilshire VIT Balanced Fund -- Horace Mann Shares is to realize high long-term total rate of return consistent with prudent investment risks. The Balanced Fund's assets are invested in a mix of common stocks, debt securities and money market instruments through investments in the Wilshire VIT Equity Fund -- Horace Mann Shares and Wilshire VIT Income Fund -- Horace Mann Shares.

     The primary investment objective of the Wilshire VIT Income Fund -- Horace Mann Shares is to achieve a long-term total rate of return in excess of the U.S. bond market over a full market cycle. The Income Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The fixed income securities in which the Income Fund invests are primarily U.S. investment grade fixed income securities. Western Asset Management Company ("Western Asset"), Western Asset Management Limited ("WAML") and BlackRock Financial Management, Inc. ("BlackRock") serve as the investment subadvisers to the Income Fund.

     The primary investment objective of the Wilshire VIT Short-Term Investment Fund -- Horace Mann Shares ("Short-Term Fund") is to realize maximum current income to the extent consistent with liquidity. Preservation of principal is a secondary objective. The Short-Term Fund attempts to realize its objectives through investments in short-term debt instruments; it is not a money market fund and does not maintain a stable net asset value per share. Western Asset serves as the investment subadviser to the Short-Term Fund.

     The investment objective of the Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares is long-term capital appreciation. The Small Cap Growth Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in securities of small cap companies. The Fund ordinarily invests in small cap equity securities (less than $2.5 billion at the time of investment) which a subadviser believes have earnings growth potential. The Small Cap Growth Fund invests primarily in small cap stocks, which a subadviser considers to have favorable and above-average earnings growth prospects. Accordingly, their stock prices may rise faster, but can also decline more in unfavorable business climates. As a result of these "higher highs" and "lower lows," they are more volatile. BlackRock, and Mazama Capital Management ("Mazama") serve as investment subadvisers to the Small Cap Growth Fund.

     The primary investment objective of the Wilshire VIT International Equity Fund -- Horace Mann Shares is long-term capital growth primarily through diversified holding of marketable foreign equity investments. The International Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The International Equity Fund invests primarily in equity securities of established companies, listed on foreign exchanges, which the subadviser believes have favorable characteristics. It may also invest in fixed income securities of foreign governments and companies. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of currency fluctuations, more volatile markets, less securities regulation and political instability. Newstar Institutional Managers Limited and The Boston Company Asset Management, LLC serve as investment subadvisers to the International Equity Fund.

     The investment objective of the Wilshire VIT Socially Responsible Fund -- Horace Mann Shares is long-term growth of capital, current income and growth of income. The Socially Responsible Fund invests in a diversified portfolio composed primarily of marketable equity securities including common stocks, preferred stocks and debt securities convertible into common stocks of seasoned U.S. traded companies. Investments in equity securities are limited to issuers which in the subadviser's judgment meet the following criteria:

     1.   Do not produce tobacco products;

     2.   Do not produce alcoholic beverages;

     3.   Do not own and/or operate casinos or manufacture gaming devices;

     4.   Do not produce pornographic materials;

     5. Do not produce nuclear weapons or guidance and/or delivery systems, specifically for nuclear weapons;

     6. By popular standards, maintain non-discriminatory employment practices throughout a company's facilities; and

     7. By popular standards, maintain environmental policies, practices and procedures which are currently acceptable, or which are exhibiting improvement.

     Because this fund invests in companies with socially responsible business practices, it has limitations that may have an adverse impact on performance. Alliance serves as the investment subadviser to the Socially Responsible Fund.


THE CONTRACT

CONTRACT OWNERS' RIGHTS

     A Contract may be issued on a non-qualified basis. Non-qualified Contracts are subject to certain tax restrictions. See "Tax Consequences." Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary, to designate a payee and to agree to a modification of the Contract terms.

     This prospectus describes only the Variable portions of the Contract. On the Maturity Date, the Contract Owner has certain rights to acquire fixed annuity payout options. See the Contract for details regarding fixed Annuity Payments.

PURCHASING THE CONTRACT

     The Contracts are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may be offered and sold through independent agents and other broker/dealers. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker/dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker/dealers. Sales commissions range from 1.00% to 6.75% of purchase payments received.

     In order to purchase a Contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire.

     Applications for Contracts are to be sent to HMLIC's Home Office. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. The initial purchase payment will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial purchase payment, unless otherwise directed by the applicant.

PURCHASE PAYMENTS

     AMOUNT AND FREQUENCY OF PURCHASE PAYMENTS -- Purchase payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. See the "Individual Product Information" section for the minimum purchase payment of your product.

     ALLOCATION OF PURCHASE PAYMENTS -- All or part of the Net Purchase Payments made may be allocated to one or more Subaccounts. The minimum purchase payment amount allocated to any Subaccount in any given Contract Year must equal or exceed $100. A request to change the allocation of purchase payments will be effective on the first Valuation Date following receipt of the request by HMLIC's Home Office.

     ACCUMULATION UNITS AND ACCUMULATION UNIT VALUE -- Purchase payments are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Purchase Payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment by HMLIC. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges.

     Accumulation Units are valued on each Valuation Date. The Accumulation Unit Value for each Subaccount was established on the date and for the value indicated below. The date for the Wilshire VIT Equity, Balanced, Income and Short-Term Investment Funds -- Horace Mann Shares refers to the date Wellington Management became their investment adviser.

                                              ACCUMULATION
SUBACCOUNT                            DATE     UNIT VALUE
----------                            ----     ----------
J. P. Morgan U.S. Large Cap
  Core Equity Portfolio             09/05/00    $  17.33
Fidelity VIP Growth & Income
  Portfolio SC 2                    09/05/00       16.03
Fidelity VIP Index 500
  Portfolio SC 2                    09/05/00      171.04

                                              ACCUMULATION
SUBACCOUNT                            DATE     UNIT VALUE
----------                            ----     ----------
Fidelity VIP Growth
  Portfolio SC 2                    09/05/00    $  53.82
AllianceBernstein Large Cap
  Growth Portfolio                  09/05/00       41.57
Wilshire VIT Equity Fund --
  Horace Mann Shares                11/01/89        7.11
Wilshire VIT Socially
  Responsible Fund -- Horace
  Mann Shares                       03/10/97        9.85
Davis Value Portfolio               09/05/00       11.58
Dreyfus Investment Portfolio:
  Mid Cap Stock Fund --
  Service Shares                    06/01/04       15.91
Fidelity VIP Mid Cap
  Portfolio SC 2                    09/05/00       20.11
Delaware VIP Growth
  Opportunities Series              06/01/04       14.24
Lord Abbett Insurance Series
  Growth/Opportunities              06/01/04       12.00
Putnam VT Vista Fund                09/05/00       25.13
Goldman Sachs VIT Core
  Small Cap Equity Fund             06/01/04       12.99
Wells Fargo Advantage
  Discovery Fund                    09/05/00       35.99
Wells Fargo Advantage
  Opportunity Fund                  09/05/00       28.55
Wilshire VIT Small Cap
  Growth Fund -- Horace
  Mann Shares                       03/10/97        9.59
C.S. Small Cap Growth
  Portfolio                         09/05/00       27.32
Wilshire VIT International
  Equity Fund -- Horace
  Mann Shares                       03/10/97        9.74
Delaware VIP Trend Series           06/01/04       28.47
Royce Capital Fund
  Small-Cap Portfolio               06/01/04        8.10
Fidelity VIP Overseas
  Portfolio SC 2                    09/05/00       23.13
Wilshire VIT Balanced
  Fund -- Horace Mann Shares        11/01/89        6.71
Wilshire VIT Income
  Fund -- Horace Mann Shares        11/01/89        7.17
Wilshire VIT Short-Term
  Investment Fund -- Horace
  Mann Shares                       11/01/89        6.99
Fidelity VIP High Income
  Portfolio SC 2                    09/05/00        9.77
Fidelity VIP Investment Grade
  Bond Portfolio SC 2               09/05/00       11.98


     The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

     - the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;

     - plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;

     - minus the dollar amount of the mortality and expense risk charge we deduct for each day in the Valuation Period;

     - divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

TRANSACTIONS

     TRANSFERS -- Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, prior to the Maturity Date. You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less.

     A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing HMLIC's website at www.horacemann.com and looking in the "Retirement Planning" section.

     Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The request also must specify the Subaccounts from which and to which the transfer is to be made. Transfers are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office. See "Other Information -- Forms Availability."

     On and after June 1, 2004, no new transfers of money are allowed to the following Subaccounts:


     Wells Fargo Advantage Discovery Fund
     Wells Fargo Advantage Opportunity Fund

     Credit Suisse Small Cap Growth Portfolio

     DOLLAR COST AVERAGING -- Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. You may transfer value from one existing investment option into as many as 10 other investment options. You may request dollar cost averaging by the same means as described above for transfers.

     The transfers will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If you should decide to cancel an existing dollar cost averaging program, you must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section.

     Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

     On and after June 1, 2004, no new transfers of money are allowed to the following Subaccounts:


     Wells Fargo Advantage Discovery Fund
     Wells Fargo Advantage Opportunity Fund

     Credit Suisse Small Cap Growth Portfolio

     REBALANCING -- Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. Rebalancing can occur quarterly, semiannually or annually. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. You may request a rebalancing of your portfolio either once or on a periodic basis.

     For periodic rebalancing requests, you may select from a quarterly, semiannual or annual period. You may rebalance your portfolio value into as many as 10 other investment options. You may request rebalancing by the same means as described above for transfers.

     Rebalancing will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office. For periodic rebalancing requests, subsequent rebalancing of your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of your portfolio will be processed as of the 28th of the month. If you should decide to cancel an existing rebalancing program, you must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section.

     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

     On and after June 1, 2004, no new transfers of money are allowed to the following Subaccounts:


     Wells Fargo Advantage Discovery Fund
     Wells Fargo Advantage Opportunity Fund

     Credit Suisse Small Cap Growth Portfolio

     CHANGES TO PURCHASE PAYMENT ALLOCATIONS -- A Contract Owner may elect to change the allocation of future Net Purchase Payments at any time by mailing a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing HMLIC's website at www.horacemann.com and looking in the "Retirement Planning" section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner's name and Contract number and
(3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. HMLIC reserves the right to restrict the minimum purchase payment amount allocated to any Subaccount in any given Contract Year to $100. Changes in allocation instructions are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office. See "Other Information -- Forms Availability."

     On and after June 1, 2004, new Contracts may not have allocations to the following Subaccounts, and existing Contracts may not begin or increase allocations to the following Subaccounts:


     Wells Fargo Advantage Discovery Fund
     Wells Fargo Advantage Opportunity Fund

     Credit Suisse Small Cap Growth Portfolio


     MARKET TIMING -- The Contracts and the Subaccounts are not designed for 'market timing' through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers of contract value among the Subaccounts. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds' investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to investors and their Contract performance.

     If HMLIC determines, in its sole discretion, that your transfer patterns among the Subaccounts reflect a market timing strategy, it will take action to protect the other investors and/or terminate the Contract. In making these determinations, we may consider the combined transfer activity of Contracts that we believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging method when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract.

     Such action will include requiring future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a period of time or for the duration of the Contract. If this restriction is imposed, we will reverse within one to two business days of any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal.

     If HMLIC determines that you are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify you in writing of any restrictions.

     The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that we will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.

     The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. Such policies and procedures may be more or less restrictive than HMLIC's policies and procedures. As a result, we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, we reserve the right to defer or restrict transfers at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.


     SURRENDER OR WITHDRAWAL BEFORE COMMENCEMENT OF ANNUITY PERIOD -- If not restricted by the IRC, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner's interest in a Subaccount to less than $100.

     The surrender or partial withdrawal of Variable Cash Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid request for surrender or partial withdrawal in HMLIC's Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."

     A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, written request to HMLIC's Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will be accepted if the proceeds are sent to the Contract Owner and the request is sent to (217) 527-2307. A surrender request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will not be accepted. See "Tax Consequences" and "Other Information -- Forms Availability."

     Partial withdrawals and surrenders will be processed either on a date specified by you in a request, provided the date specified occurs on or after receipt of the request at HMLIC's Home Office, or at the next computed value following receipt of a valid request at HMLIC's Home Office.

     For your protection, we will send a confirmation letter on all address changes. If you have requested an address change within 15 days prior to your surrender or withdrawal request, we will hold your request until we have acquired confirmation of the correct address. Upon receipt of your confirmation of the address, we will consider the surrender or withdrawal request to be received in good form.

     Surrenders and partial withdrawals from any Subaccount are subject to the Surrender Charges shown in the "Individual Product Information" section.

     Surrender Charges are applied to the withdrawals based on the effective date of the Contract and not on the date the purchase payment is paid.

     Any request for partial withdrawal, where the withdrawal is subject to a Surrender Charge, will be increased by the amount of the Surrender Charge. For example, a request to withdraw $3,000 at a 4% Surrender Charge on cash value will require a withdrawal of $3,125. This withdrawal represents a cash distribution of $3,000 and a Surrender Charge of $125. Any taxes withheld will reduce the dollar amount of the distribution received.

     The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Net Purchase Payment(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner's Subaccount value is $12,000 and Net Purchase Payments to date equal $10,000 and the Contract Owner withdraws $2,000 (i.e., one sixth of the Subaccount value), then the Surrender Charge may not exceed 9% of $1,666.66 (one sixth of the purchase payment(s) to which the withdrawal relates).

     If premium taxes are deducted prior to surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.

     DEFERMENT -- HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a valid request is received. However, determination of Contract value and processing the transaction may be deferred for (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any emergency period when it is not reasonably practicable to sell securities or fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account.

     CONFIRMATIONS -- HMLIC mails written confirmations of purchase payments to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

     If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

DEDUCTIONS AND EXPENSES

     ANNUAL MAINTENANCE CHARGE -- An annual maintenance charge of no more than $25 is deducted from each Contract on the Contract anniversary date unless the Contract value equals or exceeds $10,000. The annual maintenance charge is deducted from the Subaccount containing the greatest dollar amount or from the fixed portion of the Contract when none of the Subaccount(s) have any value.

     We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when Annuity Payments begin.

     The annual maintenance charge is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such annual maintenance charge and assumes the risk that this annual maintenance charge may be insufficient to cover the actual costs of administering the Contract. See the "Individual Product Information" section for the maintenance charge on your Contract.

     MORTALITY AND EXPENSE RISK FEE ("M&E FEE") -- For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis. See the "Individual Product Information" section for the M&E Fee on your Contract.

     SURRENDER CHARGES -- If not restricted by the IRC, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Surrender Charges are specific to your Contract. See the "Individual Product Information" section for the Surrender Charge on your Contract.

     For further information regarding surrender or partial withdrawals see "Surrender or Withdrawal Before Commencement of Annuity Period."

     OPERATING EXPENSES OF THE UNDERLYING FUNDS -- There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund's prospectus.

     PREMIUM TAXES -- Certain state and local governments levy a premium tax, presently ranging from 0 to 3.5%, on the amount of purchase payments made under this Contract. The premium tax, if any, is deducted when purchase payments are received.

DEATH BENEFIT PROCEEDS

     If a Contract Owner dies before the Maturity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. Additional information about the death benefit of a specific Contract is located in the "Individual Product Information" section. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate and a completed claimant's statement.

     All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under "Annuity Payments -- Annuity Payment Options." If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate. Any part of a Contract Owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.

ANNUITY PAYMENTS

     The Contract provides for fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a properly completed request form must be received in HMLIC's Home Office. The request will be processed so that the Annuity Payments begin as of the first of the month following the month of receipt unless a later date is requested and approved by HMLIC. If a fixed payment option is elected, the Separate Account value will be transferred to the fixed account on the date the request is received in HMLIC's Home Office. In addition, if a Variable payment is elected, any money in the fixed account will be transferred to the Separate Account on the date we receive the request in HMLIC's Home Office. Your purchase payment allocation(s) will be changed to the fixed account or Separate Account, depending on the payment option elected. Not all subaccount(s) may be available for annuity payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. See "Other Information -- Forms Availability" and "Tax Consequences."

     In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments are paid in monthly, quarterly, semiannual & annual installments. Variable Annuity Payments are paid only on a monthly basis. If the Contract value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments less than $20 per month at the Maturity Date, then the Contract value may be paid in a lump sum.

ANNUITY PAYMENT OPTIONS

     The following Annuity Payment options are available on a Variable basis unless otherwise stated.

     LIFE ANNUITY WITH OR WITHOUT PERIOD CERTAIN -- The life option guarantees Annuity Payments for the lifetime of the Annuitant. If a certain period is selected (5, 10, 15 or 20 years) and the Annuitant dies before the end of the period, Annuity Payments are guaranteed to the beneficiary until the end of the period selected. If no beneficiary is living at the time of the Annuitant's death, the present value, if any, of the remaining certain period payments will be paid in a single sum to the estate of the Annuitant. Under the life without period certain option, it is possible that only one Annuity Payment may be made if the Annuitant's death occurred before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. The Annuitant cannot make unscheduled withdrawals or change to another option after the first Annuity Payment has been made.

     JOINT AND SURVIVOR LIFE ANNUITY -- This life only option provides lifetime Annuity Payments during the lifetimes of two Annuitants. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected (i.e., 100%, 50%, etc.). The Annuity Payments cease after the last payment paid prior to the survivor's death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. The Annuitants cannot make unscheduled withdrawals or change to another income option after the first Annuity Payment has been made.

     INCOME FOR FIXED PERIOD -- This option provides Annuity Payments for a fixed period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Annuitant. Upon the Annuitant's death, the beneficiary will be paid the remaining Annuity Payments due, if any. If no beneficiary is living at the time of the Annuitant's death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Annuitant. The Annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value, subject to IRC requirements. To determine the surrender penalty rate, Contract Years are counted from the original effective date of the accumulation Contract. Refer to the "Individual Product Information" section for the appropriate rate. This option is available on a fixed payment basis only.

     INCOME FOR FIXED AMOUNT -- This option provides payments of a fixed amount until the account value, with interest, has been paid; however, payments may not extend beyond the life expectancy of the Annuitant. Upon the Annuitant's death, the beneficiary will be paid the remaining Annuity Payments due, if any. If no beneficiary is living at the time of the Annuitant's death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Annuitant. The Annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value, subject to IRC requirements. To determine the surrender penalty rate, Contract Years are counted from the original effective date of the accumulation Contract. Refer to the "Individual Product Information" section for the appropriate rate. This option is available on a fixed payment basis only.

     INTEREST INCOME PAYMENTS -- This option provides Annuity Payments based on interest earned from the proceeds of the Contract, at a rate determined by HMLIC, but never less than the annual guaranteed interest rate. Interest will be credited at the end of each payment period. The Annuitant may elect another income option at the end of any payment period, or may withdraw the Contract value in whole or in part upon written request subject to surrender penalties if applicable. The request must be made prior to the end of the period that the Annuitant agreed to receive Annuity Payments. This option is available on a fixed payment basis only.

     OTHER INCOME OPTIONS -- If the Annuitant does not wish to elect one or more Annuity Payment options, the Annuitant may:

     a)   receive the proceeds in a lump sum, or

     b)   leave the Contract with HMLIC, or

     c)   select any other option that HMLIC makes available.

AMOUNT OF FIXED AND VARIABLE ANNUITY PAYMENTS

     In general, the dollar amount of Annuity Payments under the Contract depends on Contract value. Contract value equals the value of the fixed portion of the Contract plus the value of each Subaccount. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value. Contract value may be more or less than the amount of Net Purchase Payments allocated to the Contract.

     FIXED ANNUITY PAYMENTS -- The amount of each payment under a fixed Annuity Payment option is determined from the guaranteed income option tables in the Contract. These tables show the monthly payment for each $1,000 of Contract value allocated to provide a guaranteed fixed Annuity Payment. These payments will not change regardless of investment, mortality or expense experience. Higher Annuity Payments may be made at the sole discretion of HMLIC.

     VARIABLE ANNUITY PAYMENTS -- The amount of the first monthly Variable Annuity Payment is determined from the guaranteed income option tables in the Contract. The tables show the amount of the Annuity Payment for each $1,000 of value allocated to provide Annuity Payments. The income option tables vary with the form of income option payment selected and adjusted age of the Annuitant(s).

     The first monthly Variable Annuity Payment is used to calculate the number of Annuity Units for each subsequent monthly Annuity Payment. The number of Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. The number of Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

     The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month to reflect the investment experience of each Subaccount funding those payments. Annuity Payments are determined each month by multiplying the Annuity Units by the applicable Annuity Unit value at the date of payment. The Annuity Unit value will change between Valuation Dates to reflect the investment experience of each Subaccount.

     ASSUMED INTEREST RATE -- The assumed interest rate for this Contract is 2%. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.

     ANNUITY UNIT VALUE -- The Annuity Unit Value for the Wilshire VIT Equity Fund -- Horace Mann Shares, Wilshire VIT Balanced Fund -- Horace Mann Shares and Wilshire VIT Income Fund -- Horace Mann Shares Subaccounts was set at $10.00 as of the date amounts first were allocated to provide Annuity Payments. The Annuity Unit Value for the Wilshire VIT Short-Term Investment Fund was established at $10.00 on July 1, 2004. The Annuity Unit Value for all other Subaccounts was established at $10.00 on March 1, 2005.

     - The current Annuity Unit Value is equal to the prior Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. The net investment factor reflects the investment performance of the Subaccount during the current month, including the value of any dividends and distributions during the current month. This factor is computed by dividing the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.

     - If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

MISSTATEMENT OF AGE

     If the age of the Annuitant has been misstated, any Annuity Payment amount shall be adjusted to reflect the correct age. If the Annuity Payments were too large because of a misstatement of age, HMLIC will deduct the difference with interest, at an effective annual interest rate of 6%, from future payments until totally repaid. If the Annuity Payments were too small, HMLIC will add the difference with interest, at an effective annual interest rate of 6%, to the next payment.

MODIFICATION OF THE CONTRACT

     The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

     HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their Net Purchase Payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then
(i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.

INDIVIDUAL PRODUCT INFORMATION

       ANNUITY ALTERNATIVES (IC-40800) (NO LONGER FOR SALE IN MOST STATES)


ISSUE AGES                            This Contract may be issued to anyone
                                      between the ages of 0-85.

MINIMUM CONTRIBUTION                  $25 per month

ANNUAL MAINTENANCE FEE                $25 per year. This fee will not be charged
                                      if the Total Accumulation Value equals or
                                      exceeds $10,000.

M & E FEE                             1.25%

DEATH BENEFIT                         The beneficiary will receive the greater
                                      of:
                                        1.  the Total Accumulation Value of the
                                            Contract, less any applicable
                                            premium tax; or
                                        2.  the sum of all purchase payments
                                            paid under the Contract, less any
                                            applicable premium tax and
                                            withdrawals.

FIXED ACCOUNT GUARANTEED              4.00%
 ANNUITY INCOME OPTION RATE

SEPARATE ACCOUNT                      4.00%
 ASSUMED INTEREST RATE

PURCHASE PAYMENT ALLOCATION CHANGES   Unlimited

MAXIMUM # OF TRANSFERS PER YEAR       Unlimited

FEE FOR EACH TRANSFER                 $5.00. However, HMLIC is currently waiving
 (ONLY APPLIES TO TRANSFERS FROM THE  this fee.
 FIXED ACCOUNT TO SUBACCOUNT(s))

EARLY WITHDRAWAL PENALTY              5% at any time other than renewal through
  FIXED ACCOUNT ONLY                  age 65. The early withdrawal penalty is
                                      currently being waived on transfers within
                                      a Contract from the fixed account to a
                                      Subaccount.

                                      If money is transferred from the fixed
                                      account to the Separate Account and
                                      withdrawn within 365 days of the transfer, the early withdrawal penalty will be charged.

                                      The early withdrawal penalty will not be charged if:
                                        1.  the transfer occurred on a Scheduled
                                            Update; or
                                        2.  the Scheduled Update occurred
                                            between the transfer and withdrawal
                                            or surrender date(s).

SURRENDER CHARGES

                                                DURING CONTRACT YEAR      PERCENT CHARGED
                                                          1                      8%
                                                          2                      8%
                                                          3                      6%
                                                          4                      4%
                                                          5                      2%
                                                     Thereafter                  0%

WAIVER OF SURRENDER CHARGE/ EARLY     No Surrender Charge or early withdrawal
 WITHDRAWAL PENALTY                   penalty will be imposed:
 (FREE OUT PROVISION)                   1.  on a withdrawal or surrender if all
                                            the following occur:
                                            a. it is made after the Contract has
                                               been in force two years;
                                            b. it is more than 12 months since
                                               the last transfer or withdrawal
                                               was made;
                                            c. the amount is not more than 15
                                               percent of the then current Fixed
                                               Cash Value; and
                                            d. the amount is not more than 15
                                               percent of the then current
                                               Variable Cash Value; or
                                        2.  on any portion of the Contract's
                                            Total Accumulation Value applied to
                                            the payment of one of the following
                                            income options: fixed life income
                                            with or without period certain,
                                            joint life and survivor annuity,
                                            Variable life income with or without
                                            period certain or Variable income
                                            for joint life and survivor annuity;
                                            or
                                        3.  on or after the Maturity Date if the
                                            Contract has been in force for at
                                            least 10 years; or
                                        4.  if Annuity Payments are selected to
                                            be made in equal installments over a
                                            period of at least 5 years (during
                                            such period the elected annuity
                                            benefit cannot be surrendered); or
                                        5.  if an Annuitant is disabled
                                            continuously for three months as
                                            defined by IRC Section 72(m)(7) and
                                            satisfactory proof of such
                                            disability is sent to HMLIC's Home
                                            Office.

 ANNUITY ALTERNATIVES II (IC-437000) (NO LONGER OFFERED FOR SALE IN MOST STATES)


ISSUE AGES                            This Contract may be issued to anyone
                                      between the ages of 0-54.

MINIMUM CONTRIBUTION                  $25 per month

ANNUAL MAINTENANCE FEE                $25 per year. This fee will not be charged
                                      if the Total Accumulation Value equals or
                                      exceeds $10,000.

M & E FEE                             1.25%

DEATH BENEFIT                         The beneficiary will receive the greater
                                      of:
                                        1.  the Total Accumulation Value of the
                                            Contract less any applicable premium
                                            tax, or
                                        2.  the sum of all purchase payments
                                            paid under the Contract, less any
                                            applicable premium tax and
                                            withdrawals.

FIXED ACCOUNT GUARANTEED              3.00%
 ANNUITY INCOME OPTION RATE

SEPARATE ACCOUNT                      3.00%
 ASSUMED INTEREST RATE

PURCHASE PAYMENT ALLOCATION CHANGES   Unlimited

MAXIMUM # OF TRANSFERS PER YEAR       Unlimited

FEE FOR EACH TRANSFER                 $0

EARLY WITHDRAWAL PENALTY              5% starting in year 1. The penalty will be
 FIXED ACCOUNT ONLY                   5% until the Contract anniversary prior to
                                      the Annuitant's attainment of age 65. At
                                      that time the fee will decrease by 1% per
                                      year.

                                      The early withdrawal penalty is waived on each Scheduled Update.

                                      If money is transferred from the fixed
                                      account to the Separate Account and
                                      withdrawn within 365 days of the transfer, the early withdrawal penalty will be charged.

                                      The early withdrawal penalty will not be charged if:
                                        1.  the transfer occurred on a Scheduled
                                            Update; or
                                        2.  the Scheduled Update occurred
                                            between the transfer and withdrawal
                                            or surrender date(s).

SURRENDER CHARGES

                                                DURING CONTRACT YEAR      PERCENT CHARGED
                                                        1                     8%
                                                        2                     7%
                                                        3                     6%
                                                        4                     4%
                                                        5                     2%
                                                   Thereafter                 0%

WAIVER OF SURRENDER CHARGE/           No Surrender Charge or early withdrawal
 EARLY WITHDRAWAL PENALTY             penalty will be imposed:
 (FREE OUT PROVISION)                   1.  on a withdrawal or surrender if all
                                            of the following occur:
                                            a. a withdrawal is made after the
                                               Contract has been in force two
                                               years; and
                                            b. it is more than 12 months since
                                               the last withdrawal was made; and
                                            c. the amount withdrawn is not more
                                               than 15 percent of the Total
                                               Accumulation Value; or
                                        2.  on any portion of this Contract's
                                            Total Accumulation Value applied to
                                            the payment of one of the following
                                            income options: fixed life income
                                            with or without period certain,
                                            joint life and survivor annuity,
                                            Variable life income with or without
                                            period certain and Variable income
                                            for joint life or survivor annuity;
                                            or
                                        3.  if Annuity Payments are selected to
                                            be made in equal installments over a
                                            period of at least five years
                                            (during such period the elected
                                            annuity benefit cannot be
                                            surrendered); or
                                        4.  if an Annuitant is disabled
                                            continuously for three months as
                                            defined by IRC Section 72(m)(7) and
                                            satisfactory proof of such
                                            disability is sent to HMLIC's Home
                                            Office.

ANNUITY ALTERNATIVES II (IC-438000) (NO LONGER OFFERED FOR SALE IN MOST STATES)


ISSUE AGES                            This Contract may be issued to anyone
                                      between the ages of 55-85.

MINIMUM CONTRIBUTION                  $25 per month

ANNUAL MAINTENANCE FEE                $25 per year. This fee will not be charged
                                      if the Total Accumulation Value equals or
                                      exceeds $10,000.

M & E FEE                             1.25%

DEATH BENEFIT                         The beneficiary will receive the greater
                                      of:
                                        1.  the Total Accumulation Value of the
                                            Contract less any applicable premium
                                            tax; or
                                        2.  the sum of all purchase payments
                                            paid under the Contract, less any
                                            applicable premium tax and
                                            withdrawals.

FIXED ACCOUNT GUARANTEED              3.00%
 ANNUITY INCOME OPTION RATE

SEPARATE ACCOUNT                      3.00%
 ASSUMED INTEREST RATE

PURCHASE PAYMENT ALLOCATION CHANGES   Unlimited

MAXIMUM # OF TRANSFERS PER YEAR       Unlimited

FEE FOR EACH TRANSFER                 $0

EARLY WITHDRAWAL PENALTY              None

SURRENDER CHARGES

                                                DURING CONTRACT YEAR      PERCENT CHARGED
                                                        1                     8%
                                                        2                     7%
                                                        3                     6%
                                                        4                     4%
                                                        5                     2%
                                                    Thereafter                0%

WAIVER OF SURRENDER CHARGE            No Surrender Charge will be imposed:
  (FREE OUT PROVISION)                  1.  on a withdrawal or surrender if all
                                            of the following occur:
                                            a. a withdrawal is made after the
                                               Contract has been in force two
                                               years;
                                            b. it is more than 12 months since
                                               the last withdrawal was made; and
                                            c. the amount withdrawn is not more
                                               than 15 percent of the Total
                                               Accumulation Value; or
                                        2.  on any portion of this Contract's
                                            Total Accumulation Value applied to
                                            the payment of one of the following
                                            income options: fixed life income
                                            with or without period certain,
                                            joint life and survivor annuity,
                                            Variable life income with or without
                                            period certain and Variable income
                                            for joint life or survivor annuity;
                                            or
                                        3.  if Annuity Payments are selected to
                                            be made in equal installments over a
                                            period of at least five years
                                            (during such period the elected
                                            annuity benefit cannot be
                                            surrendered); or
                                        4.  if an Annuitant is disabled
                                            continuously for three months as
                                            defined by IRC Section 72(m)(7) and
                                            satisfactory proof of such
                                            disability is sent to HMLIC's Home
                                            Office.

      NEW SOLUTIONS (IC-441000) (NO LONGER OFFERED FOR SALE IN MOST STATES)


ISSUE AGES                            This Contract may be issued to anyone
                                      between the ages of 0-85.

MINIMUM CONTRIBUTION                  $25 per month

ANNUAL MAINTENANCE FEE                $25 per year. This fee will not be charged
                                      if the Total Accumulation Value equals or
                                      exceeds $10,000.

M & E FEE                             1.25%

DEATH BENEFIT                         The beneficiary will receive the greater
                                      of:
                                        1.  the Total Accumulation Value of the
                                            Contract less any applicable premium
                                            tax; or
                                        2.  the sum of all purchase payments
                                            paid under the Contract, less any
                                            applicable premium tax and
                                            withdrawals.

FIXED ACCOUNT GUARANTEED              3.00%
 ANNUITY INCOME OPTION RATE

SEPARATE ACCOUNT                      3.00%
 ASSUMED INTEREST RATE

PURCHASE PAYMENT ALLOCATION CHANGES   Unlimited

MAXIMUM # OF TRANSFERS PER YEAR       Unlimited

FEE FOR EACH TRANSFER                 $0

EARLY WITHDRAWAL PENALTY              None

SURRENDER CHARGES

                                                DURING CONTRACT YEAR      PERCENT CHARGED
                                                        1                      8%
                                                        2                      7%
                                                        3                      6%
                                                        4                      5%
                                                        5                      4%
                                                        6                      3%
                                                        7                      2%
                                                        8                      1%
                                                    Thereafter                 0%

WAIVER OF SURRENDER CHARGE            No Surrender Charge will be imposed:
 (FREE OUT PROVISION)                   1.  on a withdrawal or surrender if all
                                            of the following occur:
                                            a. a withdrawal is made after the
                                               Contract has been in force two
                                               years;
                                            b. it is more than 12 months since
                                               the last withdrawal was made; and
                                            c. the amount withdrawn is not more
                                               than 15 percent of the Total
                                               Accumulation Value; or
                                        2.  on any portion of this Contract's
                                            Total Accumulation Value applied to
                                            the payment of one of the following
                                            income options: fixed life income
                                            with or without period certain,
                                            joint life and survivor annuity,
                                            Variable life income with or without
                                            period certain and Variable income
                                            for joint life or survivor annuity;
                                            or
                                        3.  if Annuity Payments are selected to
                                            be made in equal installments over a
                                            period of at least five years
                                            (during such period the elected
                                            annuity benefit cannot be
                                            surrendered); or
                                        4.  if an Annuitant is disabled
                                            continuously for three months as
                                            defined by IRC Section 72(m)(7) and
                                            satisfactory proof of such
                                            disability is sent to HMLIC's Home
                                            Office.

    INDIVIDUAL SINGLE PREMIUM DEFERRED FIXED AND VARIABLE RETIREMENT ANNUITY
                CONTRACT (IC-417000) (NO LONGER OFFERED FOR SALE)


ISSUE AGES                            This Contract was issued to anyone between
                                      the ages of 0-54.

MINIMUM CONTRIBUTION                  $2,000

ANNUAL MAINTENANCE FEE                $25 per year. This fee will not be charged
                                      if the Total Accumulation Value equals or
                                      exceeds $10,000.

M & E FEE                             1.25%

DEATH BENEFIT                         The beneficiary will receive the greater
                                      of:
                                        1.  the Total Accumulation Value of the
                                            Contract less any applicable premium
                                            tax; or
                                        2.  the purchase payment paid under the
                                            Contract less any applicable premium
                                            tax and withdrawals.

FIXED ACCOUNT GUARANTEED              4.00%
 ANNUITY INCOME OPTION RATE

SEPARATE ACCOUNT                      4.00%
 ASSUMED INTEREST RATE

PURCHASE PAYMENT ALLOCATION CHANGES   Unlimited

MAXIMUM # OF TRANSFERS PER YEAR       Unlimited

FEE FOR EACH TRANSFER                 $0

EARLY WITHDRAWAL PENALTY              5% at any time other than renewal through
 FIXED ACCOUNT ONLY                   age 65. The early withdrawal penalty is
                                      currently being waived on transfers within
                                      a Contract from the fixed account to a
                                      Subaccount.

                                      If money is transferred from the fixed
                                      account to the Separate Account and
                                      withdrawn within 365 days of the transfer, the early withdrawal penalty will be charged.

                                      The early withdrawal penalty will not be charged if: 1. the transfer occurred on a Scheduled Update; or 2. the Scheduled
                                      Update occurred between the transfer and withdrawal or surrender date(s).

SURRENDER CHARGES

                                                DURING CONTRACT YEAR      PERCENT CHARGED
                                                        1                      5%
                                                        2                      4%
                                                        3                      3%
                                                        4                      2%
                                                        5                      1%
                                                    Thereafter                 0%

WAIVER OF SURRENDER CHARGE/           No Surrender Charge or early withdrawal
 EARLY WITHDRAWAL PENALTY             penalty will be imposed:
 (FREE OUT PROVISION)                   1.  on a withdrawal or surrender if all
                                            the following occur:
                                            a. it is made after the Contract has
                                               been in force 2 years;
                                            b. it is more than 12 months since
                                               the last transfer or withdrawal
                                               was made;
                                            c. the amount is not more than 15
                                               percent of the then current Fixed
                                               Cash Value; and
                                            d. the amount is not more than 15
                                               percent of the then current
                                               Variable Cash Value; or
                                        2.  on any portion of the Contract's
                                            Total Accumulation Value applied to
                                            the payment of one of the following
                                            income options: fixed life income
                                            with or without period certain,
                                            joint life and survivor annuity,
                                            Variable life income with or without
                                            period certain and Variable income
                                            for joint life or survivor annuity;
                                            or
                                        3.  on or after the Maturity Date if the
                                            Contract has been in force for at
                                            least 10 years; or
                                        4.  if a distribution is required by the
                                            IRC; or
                                        5.  if an Annuitant is disabled
                                            continuously for three months as
                                            defined by IRC Section 72(m)(7) and
                                            satisfactory proof of such
                                            disability is sent to HMLIC's Home
                                            Office.

    INDIVIDUAL SINGLE PREMIUM DEFERRED FIXED AND VARIABLE RETIREMENT ANNUITY
                CONTRACT (IC-418000) (NO LONGER OFFERED FOR SALE)


ISSUE AGES                            This Contract was issued to anyone between
                                      the ages of 55-85.

MINIMUM CONTRIBUTION                  $2,000

ANNUAL MAINTENANCE FEE                $25 per year. This fee will not be charged
                                      if the Total Accumulation Value equals or
                                      exceeds $10,000.

M & E FEE                             1.25%

DEATH BENEFIT                         The beneficiary will receive the greater
                                      of:
                                        1.  the Total Accumulation Value of the
                                            Contract less any applicable premium
                                            tax; or
                                        2.  the purchase payment paid under the
                                            Contract less any applicable premium
                                            tax and withdrawals.

FIXED ACCOUNT GUARANTEED              4.00%
 ANNUITY INCOME OPTION RATE

SEPARATE ACCOUNT                      4.00%
 ASSUMED INTEREST RATE

PURCHASE PAYMENT ALLOCATION CHANGES   Unlimited

MAXIMUM # OF TRANSFERS PER YEAR       Unlimited

FEE FOR EACH TRANSFER                 $0

EARLY WITHDRAWAL PENALTY              None

SURRENDER CHARGES

                                         DURING CONTRACT YEAR       PERCENT CHARGED
                                                                FIXED           VARIABLE
                                                  1               8%               5%
                                                  2               7%               4%
                                                  3               6%               3%
                                                  4               5%               2%
                                                  5               4%               1%
                                                  6               3%               0%
                                                  7               2%               0%
                                                  8               1%               0%
                                              Thereafter          0%               0%

                                      No Surrender Charge will be imposed:
                                        1.  on a withdrawal or surrender if all
                                            the following occur:
                                            a. it is made after the Contract has
                                               been in force 2 years;
WAIVER OF SURRENDER CHARGE                  b. it is more than 12 months since;
 (FREE OUT PROVISION)                          the last transfer or withdrawal
                                               was made
                                            c. the amount is not more than 15
                                               percent of the then current Fixed
                                               Cash Value; and
                                            d. the amount is not more than 15
                                               percent of the then current
                                               Variable Cash Value; or
                                        2.  on any portion of the Contract's
                                            Total Accumulation Value applied to
                                            the payment of one of the following
                                            income options: fixed life income
                                            with or without period certain,
                                            joint life and survivor annuity,
                                            Variable life income with or without
                                            period certain and Variable income
                                            for joint life or survivor annuity;
                                            or
                                        3.  if Annuity Payments are selected to
                                            be made in equal installments over a
                                            period which extends to or beyond
                                            the eighth Contract anniversary; or
                                        4.  on or after the Maturity Date if the
                                            Contract has been in force for at
                                            least 8 years; or
                                        5.  if a distribution is required by the
                                            IRC; or

                                        6.  if an Annuitant is disabled
                                            continuously for three months as
                                            defined by IRC Section 72(m)(7) and
                                            satisfactory proof of such
                                            disability is sent to HMLIC's Home
                                            Office.

TAX CONSEQUENCES

OTHER CONSIDERATIONS

     This discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The rules governing the provisions of annuity Contracts are extremely complex and often difficult to comprehend. The discussion does not address special rules, prior tax laws or state or local tax laws. A Contract Owner or a prospective Contract Owner considering purchase of an annuity Contract should first consult with a qualified and competent tax adviser before taking any action that could have tax consequences.

SEPARATE ACCOUNT

     The operations of the Separate Account form part of the operations of HMLIC; however, the IRC provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a full or partial withdrawal is made.

CONTRACT OWNERS

     CONTRIBUTIONS -- No limitations are imposed on the amount of contributions made to a non-qualified Contract.

     DISTRIBUTIONS UNDER NON-QUALIFIED CONTRACTS -- Contract Owners of non-qualified Contracts who are natural persons are not subject to federal income tax on earnings until Annuity Payments are received under the Contract. Contract Owners of non-qualified Contracts are not subject to the required minimum distribution rules under the IRC.

     A distribution by surrender or partial withdrawal during the accumulation period may subject the Contract Owner to federal income tax under the rules of
Section 72 Of The IRC. If the distribution is a full or partial surrender, the amount of the distribution will be treated as gross income to the extent the cash value of the Contract (determined without regard to any Surrender Charge in the case of a partial withdrawal) immediately before the distribution exceeds the investment in the Contract. The investment in the Contract is the total of all purchase payments paid under a Contract less any previous distributions that were excluded from the Contract Owner's income. Any taxable portion is taxed at ordinary income rates. This is known as the 'interest-first' rule.

     For Contracts issued before August 14, 1982, distributions are taxed differently. If the Contract contains only purchase payments and related earnings made before August 14, 1982, distributions are taxed under the cost recovery rule. The cost recovery rule provides that distributions are tax-free until they exceed the investment in the Contract. If a Contract issued before August 14, 1982 has purchase payments and related earnings from both before and after August 14, 1982, the distributions are allocable in the following order: first from the investment made before August 14, 1982; second from earnings allocable to the investment made before August 14, 1982; third from earnings allocable to the investment made after August 13, 1982; and finally from the investment made after August 13, 1982.

     If distributions are made pursuant to an Annuity Payment option, that portion of each Annuity payment which represents the Contract Owner's investment in the Contract is excluded from income. The determination of the portion that represents the investment in the Contract is made using the exclusion ratio rules under Section 72 of the IRC. The exclusion ratio is the ratio that the total investment in the Contract bears to the total amount expected to be received under the Contract. For Contracts with annuity starting dates after December 31, 1986, the exclusion ratio will apply until the investment in the Contract has been fully recovered. Once the investment in the Contract has been recovered, the entire amount of each subsequent Annuity payment is fully taxable. For Contracts with annuity starting dates before December 31, 1986, the exclusion ratio applies to all payments.

     EXCHANGES -- The accumulated value of the Contract may be eligible for a tax-free exchange under Section 1035 of the IRC. A replacement Contract obtained in a tax-free exchange will maintain the same relationship of investments in the Contract and allocable earnings as the replaced Contract for purposes of determining the amount of a distribution includable in income. However, a Contract issued before January 18, 1985 and not previously subject to the distribution at death rules (below) will generally be subject to such rules after an exchange.

     DISTRIBUTION AT DEATH RULES -- In order to be treated as an annuity Contract, a Contract must meet the following two distributions rules.

     1. If the Contract Owner dies on or after the required beginning date and has designated a beneficiary, any remaining balance must be distributed at least as rapidly as it was under the method of distribution in effect on the date of death.

     2. If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner's death. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life or life expectancy of that beneficiary provided distributions begin by December 31 of the calendar year following the year of the Contract Owner's death. If the beneficiary is the spouse, the spouse is treated as the owner.

     PREMATURE DISTRIBUTION TAX -- An additional tax (penalty tax) will generally apply to distributions made before the Contract Owner reaches age
59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. Certain distributions are exempt from this penalty tax and include payments (i) made as the result of the Contract Owner's death or disability,
(ii) that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the owner or joint lives (or joint life expectancy) of the owner and beneficiary and (iii) that are attributable to the investment in the Contract before August 14, 1982 (and related earnings on that investment).

     WITHHOLDING -- Distributions that are includable in income are subject to withholding of federal income tax unless the Contract Owner can validly elect not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding and the Contract Owner has the right to revoke his or her election. For all other payments, withholding is at a rate of 10%. HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election.

     State and/or local tax withholding may also apply.

VOTING RIGHTS

     Each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

     The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the meeting. Shares for which no instructions are received are voted in the same proportion as the shares for which instructions have been received. Any Underlying Fund shares attributable to investment by HMLIC will be voted in proportion to the vote by Contract Owners who have Separate Account units. Contract Owners receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares.

OTHER INFORMATION

     LEGAL PROCEEDINGS -- There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. HMLIC is engaged in various kinds of routine litigation that, in HMLIC's judgment, are not material to its financial condition. None of this litigation relates to the Separate Account.

     REGISTRATION STATEMENT -- A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Contract. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. Statements contained in this prospectus as to the content of the Contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to these instruments as filed.


     COMMUNICATIONS TO CONTRACT OWNERS -- To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657. Contract Owners may also provide notice of an address change by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030
(toll-free).


     HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner's last known state of residence in accordance with the state's abandoned property laws.


     CONTRACT OWNER INQUIRIES -- A toll-free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.


     FORMS AVAILABILITY -- Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030.

     NASD REGULATION'S PUBLIC DISCLOSURE PROGRAM -- Information about HM Investors and your agent is available from the NASD at www.nasd.com or by calling (800) 289-9999 (toll-free).

ADDITIONAL INFORMATION

     A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:

TOPIC                                 PAGE
-----                                 ----
General Information and History        2
Underwriter                            2
Financial Statements                   2

     To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030
(toll-free).

     HORACE MANN LIFE INSURANCE COMPANY
     P.O. BOX 4657
     SPRINGFIELD, ILLINOIS 62708-4657

Please provide free of charge the following information:

_____ Statement of Additional Information dated May 2, 2005 for the Separate Account

Please mail the above document to:

------------------------------------------
(Name)


------------------------------------------
(Address)


------------------------------------------
(City/State/Zip)

PROSPECTUS

NON-QUALIFIED VARIABLE DEFERRED ANNUITY CONTRACT

VARIABLE SOLUTIONS II

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

MAY 2, 2005

NON-QUALIFIED VARIABLE DEFERRED ANNUITY CONTRACT ISSUED BY HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
FLEXIBLE PREMIUM CONTRACT FOR INDIVIDUALS

     This prospectus offers a Variable, non-qualified annuity Contract to individuals. The Contract is issued by Horace Mann Life Insurance Company ("HMLIC") as a flexible premium Contract. Amounts transferred to the HMLIC Separate Account as directed by a Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as Variable investment options). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:

Large Company Stock Funds
     Large Blend
         JPMorgan U.S. Large Cap Core Equity Portfolio
         Fidelity VIP Growth & Income Portfolio SC 2
         Fidelity VIP Index 500 Portfolio SC 2
     Large Growth
         Fidelity VIP Growth Portfolio SC 2

         AllianceBernstein Large Cap Growth Portfolio

     Large Value
         Wilshire VIT Equity Fund -- Horace Mann Shares
         Wilshire VIT Socially Responsible Fund -- Horace Mann Shares
         Davis Value Portfolio
Mid-Size Company Stock Funds
     Mid Blend
         Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares Fidelity VIP Mid Cap Portfolio SC 2
     Mid Growth
         Delaware VIP Growth Opportunities Series
         Lord Abbett Insurance Series Growth/Opportunities
         Putnam VT Vista Fund (IB Shares)
     Mid Value
Small Company Stock Funds
     Small Blend
         Goldman Sachs VIT Core Small Cap Equity Fund
     Small Growth
         Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares
         Delaware VIP Trend Series
     Small Value
         Royce Capital Fund Small-Cap Portfolio
     International Stock Funds
         Wilshire VIT International Equity Fund -- Horace Mann Shares Fidelity VIP Overseas Portfolio SC 2
     Balanced Fund
         Wilshire VIT Balanced Fund -- Horace Mann Shares
     Bond Funds
         Wilshire VIT Income Fund -- Horace Mann Shares
         Wilshire VIT Short-Term Investment Fund -- Horace Mann Shares Fidelity VIP High Income Portfolio SC 2
         Fidelity VIP Investment Grade Bond Portfolio SC 2

     This prospectus sets forth the information an investor should know before investing and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 2, 2005. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears on page 25 of this prospectus.


     The Securities and Exchange Commission maintains a website
(http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

             THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF OR GUARANTEED BY
     ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
                           PRINCIPAL AMOUNT INVESTED.

                   The date of this prospectus is May 2, 2005.

TABLE OF CONTENTS


                                                                                                PAGE
                                                                                                ----
DEFINITIONS                                                                                       4
SUMMARY                                                                                           5
TABLE OF ANNUAL OPERATING EXPENSES                                                                7
CONDENSED FINANCIAL INFORMATION                                                                   8
HORACE MANN LIFE INSURANCE COMPANY, THE SEPARATE ACCOUNT AND THE UNDERLYING FUNDS                12
    Horace Mann Life Insurance Company                                                           12
    The Separate Account                                                                         12
    The Underlying Funds                                                                         12
THE CONTRACT                                                                                     15
    Contract Owners' Rights                                                                      15
    Purchasing the Contract                                                                      16
    Premium Payments                                                                             16
         Amount and Frequency of Premium Payments                                                16
         Allocation of Premium Payments                                                          16
         Accumulation Units and Accumulation Unit Value                                          16
    Transactions                                                                                 17
         Transfers                                                                               17
         Dollar Cost Averaging                                                                   17
         Rebalancing                                                                             17
         Changes to Premium Payment Allocations                                                  18
         Market Timing                                                                           18
         Surrender or Withdrawal Before Commencement of Annuity Period                           18
         Deferment                                                                               19
         Confirmations                                                                           19
    Deductions and Expenses                                                                      19
         Annual Maintenance Fee                                                                  19
         Mortality and Expense Risk Fee                                                          19
         Surrender Charges                                                                       19
         Operating Expenses of the Underlying Funds                                              19
         Premium Taxes                                                                           20
    Death Benefit Proceeds                                                                       20
    Annuity Payments                                                                             20
    Annuity Payment Options                                                                      20
    Amount of Fixed and Variable Annuity Payments                                                21
    Misstatement of Age or Sex                                                                   21
    Modification of the Contract                                                                 22
TAX CONSEQUENCES                                                                                 23
    Other Considerations                                                                         23
    Separate Account                                                                             23
    Contract Owners                                                                              23
         Contributions                                                                           23
         Distributions Under Non-Qualified Contracts                                             23
         Contracts Owned by Non-Natural Persons                                                  23
         Exchanges                                                                               23
         Distribution at Death Rules                                                             23
         Premature Distribution Tax                                                              24
         Withholding                                                                             24
VOTING RIGHTS                                                                                    24
OTHER INFORMATION                                                                                24
ADDITIONAL INFORMATION                                                                           25


     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACT OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

DEFINITIONS

     ACCUMULATION UNIT: A unit of measurement used to determine the value of a Contract Owner's interest in a Subaccount before Annuity Payments begin.

     ACCUMULATION UNIT VALUE: The value of an Accumulation Unit on any Valuation Date.

     ANNUITANT: The natural person whose life determines the Annuity Payments made under this contract.

     ANNUITY DATE: The date Annuity Payments begin. The individual Contract offered by this prospectus describes the criteria for determining Annuity Dates.

     ANNUITY PAYMENTS: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be equal in amount throughout the annuity period. A fixed annuity does not participate in the investment experience of any Subaccount. A Variable annuity provides a series of payments that vary in amount.

     ANNUITY PERIOD: The period during which Annuity Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

     ANNUITY UNIT: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

     ANNUITY UNIT VALUE: The value of an Annuity Unit on any Valuation Date.

     CONTRACT: The individual flexible premium deferred Variable annuity Contract this prospectus offers.

     CONTRACT OWNER: The individual or entity to whom the Contract is issued.

     CONTRACT YEAR: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of this date.

     FIXED CASH VALUE: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.

     MUTUAL FUND(s): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.

     NET PREMIUM: The balance of each premium payment received by HMLIC after deducting any applicable premium taxes.

     SEPARATE ACCOUNT: The Horace Mann Life Insurance Company Separate Account,a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.

     SUBACCOUNT: A division of the Separate Account which invests in shares of the corresponding Underlying Fund.

     TOTAL ACCUMULATION VALUE: The sum of the Fixed Cash Value and the Variable Cash Value prior to the time Annuity Payments begin.

     UNDERLYING FUNDS: All Mutual Funds listed in this document that are available for investment by the Separate Account.

     VALUATION DATE: Any day on which the New York Stock Exchange ("NYSE") is open for trading. The Valuation Date ends at 3:00 p.m. Central time or the close of the NYSE if earlier.

     VALUATION PERIOD: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

     VARIABLE: The values vary based on the investment performance of the Subaccount(s) selected.

     VARIABLE CASH VALUE: The dollar value of the Separate Account investment options under the Contract prior to the time Annuity Payments begin.

     SURRENDER CHARGE: Also called a "contingent deferred sales charge." An amount kept by HMLIC if a withdrawal is made or if the Contract is surrendered. The charge is intended to compensate HMLIC for the cost of selling the Contract.

SUMMARY

     This summary is intended to provide a brief overview of the more significant aspects of the Contract. Further information can be found in this prospectus, in the Separate Account Statement of Additional Information and in the Contract. This prospectus is intended to serve as a disclosure document for the Variable portion of the Contract only. For information regarding the fixed portion, refer to the Contract.

     Detailed information about the Underlying Funds is contained in each Underlying Fund's prospectus and in each Underlying Fund's Statement of Additional Information.

     The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund's prospectus.

WHAT IS THE "SEPARATE ACCOUNT?"

     The Separate Account segregates assets dedicated to the variable portion of the Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

WHO MAY PURCHASE THE CONTRACT OFFERED BY THIS PROSPECTUS?

     Individuals may purchase the Variable flexible premium annuity. The Contract offered by this prospectus is designed to provide non-qualified retirement annuities.

     The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("HM Investors"). In addition,the Contract may be offered and sold through independent agents and other broker/dealers. HM Investors is a broker/dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of the NASD.

WHAT ARE MY INVESTMENT CHOICES?

     You may have money allocated to or invested in up to 24 Subaccounts and/or the fixed account at any one time.

     (a) SEPARATE ACCOUNT

     Includes Subaccounts each of which invests in one of the following Underlying Funds:

LARGE COMPANY STOCK FUNDS
     Large Blend
         JPMorgan U.S. Large Cap Core Equity Portfolio
         Fidelity VIP Growth & Income Portfolio SC 2
         Fidelity VIP Index 500 Portfolio SC 2

     Large Growth
         Fidelity VIP Growth Portfolio SC 2

         AllianceBernstein Large Cap Growth Portfolio


     Large Value
         Wilshire VIT Equity Fund -- Horace Mann Shares
         Wilshire VIT Socially Responsible Fund -- Horace Mann Shares Davis Value Portfolio

MID-SIZE COMPANY STOCK FUNDS
     Mid Blend
         Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares Fidelity VIP Mid Cap Portfolio SC 2

     Mid Growth
         Delaware VIP Growth Opportunities Series
         Lord Abbett Insurance Series Growth/Opportunities
         Putnam VT Vista Fund (IB Shares)

     Mid Value

SMALL COMPANY STOCK FUNDS
     Small Blend
         Goldman Sachs VIT Core Small Cap Equity Fund

     Small Growth
         Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares
         Delaware VIP Trend Series

     Small Value
         Royce Capital Fund Small-Cap Portfolio

INTERNATIONAL STOCK FUNDS
         Wilshire VIT International Equity Fund -- Horace Mann Shares Fidelity VIP Overseas Portfolio SC 2

BALANCED FUND
         Wilshire VIT Balanced Fund -- Horace Mann Shares

BOND FUNDS
         Wilshire VIT Income Fund -- Horace Mann Shares
         Wilshire VIT Short-Term Investment Fund -- Horace Mann Shares Fidelity VIP High Income Portfolio SC 2
         Fidelity VIP Investment Grade Bond Portfolio SC 2

     (b) FIXED ACCOUNT (SEE THE CONTRACT)

WHEN CAN I TRANSFER BETWEEN ACCOUNTS?

     At any time before the Contract's Annuity Date, amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract. For complete details see "The Contract -- Transactions -- Transfers."

MAY I WITHDRAW ALL OR PART OF THE CONTRACT VALUE BEFORE THE ANNUITY DATE?

     Unless restricted by the Internal Revenue Code of 1986, as amended ("IRC"), a Contract Owner may at any time before the Annuity Date surrender his or her Contract in whole or withdraw in part for cash. Each surrender or partial withdrawal from the Variable Cash Value is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Surrender Charges as described in "Deductions and Expenses -- Surrender Charges." For information specific to a withdrawal of the Fixed Cash Value, see your Contract.

WHAT ARE THE CHARGES OR DEDUCTIONS?

     The Contract may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.

     A mortality and expense risk fee (M&E Fee), is deducted from the Separate Account. This fee is computed on a daily basis and will not exceed an annual rate of 1.25% of the daily net assets of the Separate Account.

     A fixed annual maintenance fee that may not exceed $25 is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived.

     No deduction for sales expense is charged on premium payments, but a decreasing Surrender Charge is assessed against surrenders, and withdrawals. The charge is deducted from the Contract Owner's value in the Subaccount(s) from which the withdrawal is made. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."

WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THIS CONTRACT?

     The IRC provides penalties for premature distributions under various retirement plans. See "Tax Consequences." This Contract may not be suitable for short-term investment. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."

IF I RECEIVE MY CONTRACT AND AM DISSATISFIED, MAY I RETURN IT?

     Subject to various state insurance laws, the Contract Owner may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund the greater of the premium contributions or the market value of the assets purchased by payments paid to the Separate Account as of the date the request was received less any taxes, if applicable.

WHEN CAN I BEGIN RECEIVING ANNUITY PAYMENTS, AND WHAT OPTIONS ARE AVAILABLE?

     Payments will begin on the Annuity Date set by the terms of your Contract. Variable Annuity Payments are made in monthly installments. Various Annuity Payment options are available under the Contract.

     Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. The following options are available for receiving Annuity
Payments:

     Life Annuity with payments guaranteed for periods of Life Only, 10, 15 or 20 years, Joint and Survivor Annuity and Payments for a Specified Period.

TABLE OF ANNUAL OPERATING EXPENSES

     The following tables describe the maximum fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract,surrender the Contract or transfer cash value between investment options. State premium taxes may also be deducted.

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
CONTRACT OWNER TRANSACTION EXPENSES:(1)

Surrender Fees (as a percentage of
 amount surrendered, if applicable)        8%

(1) Premium taxes, currently ranging between 0% and 3.5%, are not included. The rate of the premium tax varies depending upon the state of residence, and not all states impose premium taxes. Taxes are deducted at the time of purchase.


     We guarantee that the aggregate surrender fee charged will never exceed 9% of your total purchase payments.


     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

Annual Contract Fee(1)                        $   25
Separate Account Annual Expenses
 (as a percentage of average account value)
   Mortality and Expense Risk Fees              1.25%
   Account Fees and Expenses                       0%
Total Separate Account
 Annual Expenses                                1.25%

(1) The annual contract fee is waived if the Contract value equals or exceeds $10,000.

     The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund.


TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES                                                     MINIMUM   MAXIMUM
-----------------------------------------------                                                     -------   -------
 (expenses that are deducted from Underlying Fund assets, including management fees, distribution
 and/or service (12b-1) fees and other expenses)                                                     0.35%     1.86%


EXAMPLE

     This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other Variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Underlying Fund fees and expenses.


     The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Underlying Funds as of December 31, 2004. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


     If you surrender or annuitize your Contract at the end of the applicable time period:


          1 YEAR      3 YEARS     5 YEARS     10 YEARS
          ------      -------     -------     --------
          $ 1,151     $ 1,711     $ 2,178     $  3,381


     If you do NOT surrender or annuitize your Contract at the end of the applicable time period:


          1 YEAR      3 YEARS     5 YEARS     10 YEARS
          ------      -------     -------     --------
          $   336     $   975     $ 1,634     $  3,381

CONDENSED FINANCIAL INFORMATION

     The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Equity Fund -- Horace Mann Shares commenced operations on May 21, 1957. The Wilshire VIT Balanced Fund -- Horace Mann Shares, Income Fund and Short-Term Investment Fund each commenced operations on January 1, 1983. The Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares, Wilshire VIT International Equity Fund -- Horace Mann Shares and Wilshire VIT Socially Responsible Fund -- Horace Mann Shares each commenced operations on March 10, 1997. The Delaware VIP Growth Opportunities Series, Lord Abbett Insurance Series Growth/Opportunities, Delaware VIP Trend Series, Goldman Sachs VIT Core Small Cap Equity Fund, Royce Capital Fund Small-Cap Portfolio and Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares were added to the Separate Account on June 1, 2004. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000.


                                                                                                 # ACCUMULATION
                                                                   ACCUMULATION   ACCUMULATION       UNITS
                                                                    UNIT VALUE     UNIT VALUE     OUTSTANDING
                                                          YEAR     BEGINNING OF      END OF          END OF
SUBACCOUNT                                               ENDED        PERIOD         PERIOD          PERIOD
----------                                               -----     ------------   ------------   --------------
JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO           12/31/04   $      12.22   $      13.22        1,143,649
                                                        12/31/03           9.65          12.22          915,270
                                                        12/31/02          12.97           9.65          690,067
                                                        12/31/01          14.90          12.97          431,258
                                                        12/31/00          17.33*         14.90          123,796

FIDELITY VIP GROWTH & INCOME PORTFOLIO SC 2             12/31/04   $      13.69   $      14.27          757,537
                                                        12/31/03          11.23          13.69          535,029
                                                        12/31/02          13.67          11.23          357,213
                                                        12/31/01          15.20          13.67          230,640
                                                        12/31/00          16.03*         15.20           53,980

FIDELITY VIP INDEX 500 PORTFOLIO SC 2                   12/31/04   $     124.84   $     136.05          277,917
                                                        12/31/03          98.66         124.84          211,435
                                                        12/31/02         128.86          98.66          151,544
                                                        12/31/01         148.95         128.86           93,943
                                                        12/31/00         171.04*        148.95           32,999

FIDELITY VIP GROWTH PORTFOLIO SC 2                      12/31/04   $      31.79   $      32.38          974,205
                                                        12/31/03          24.28          31.79          771,644
                                                        12/31/02          35.28          24.28          595,943
                                                        12/31/01          43.48          35.28          404,152
                                                        12/31/00          53.82*         43.48          161,937

ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO            12/31/04   $      21.59   $      23.11          818,599
                                                        12/31/03          17.71          21.59          676,885
                                                        12/31/02          25.94          17.71          522,390
                                                        12/31/01          31.81          25.94          357,364
                                                        12/31/00          41.57*         31.81          130,232

WILSHIRE VIT EQUITY FUND -- HORACE MANN SHARES          12/31/04   $      19.76   $      21.51       14,024,912
                                                        12/31/03          15.68          19.76       15,075,890
                                                        12/31/02          19.70          15.68       15,849,770
                                                        12/31/01          20.82          19.70       17,361,722
                                                        12/31/00          22.10          20.82       18,713,068
                                                        12/31/99          22.97          22.10       23,693,305
                                                        12/31/98          21.62          22.97       24,141,182
                                                        12/31/97          17.74          21.62       21,736,131
                                                        12/31/96          14.33          17.74       18,086,814
                                                        12/31/95          10.88          14.33       14,363,155
                                                        12/31/94          11.03          10.88       12,072,982

                                                                                                 # ACCUMULATION
                                                                   ACCUMULATION   ACCUMULATION       UNITS
                                                                    UNIT VALUE     UNIT VALUE     OUTSTANDING
                                                          YEAR     BEGINNING OF      END OF          END OF
SUBACCOUNT                                               ENDED        PERIOD         PERIOD          PERIOD
----------                                               -----     ------------   ------------   --------------
WILSHIRE VIT SOCIALLY RESPONSIBLE FUND --
 HORACE MANN SHARES                                     12/31/04   $      14.85   $      16.61        4,612,921
                                                        12/31/03          11.70          14.85        4,740,058
                                                        12/31/02          13.70          11.70        4,803,270
                                                        12/31/01          14.96          13.70        4,970,814
                                                        12/31/00          13.92          14.96        4,767,452
                                                        12/31/99          13.00          13.92        3,893,389
                                                        12/31/98          12.00          13.00        2,430,089
                                                        12/31/97           9.85          12.00          698,226

DAVIS VALUE PORTFOLIO                                   12/31/04   $      10.40   $      11.54          612,231
                                                        12/31/03           8.11          10.40          486,125
                                                        12/31/02           9.80           8.11          384,920
                                                        12/31/01          11.08           9.80          333,527
                                                        12/31/00          11.58*         11.08          134,363

DREYFUS INVESTMENT PORTFOLIO: MID CAP STOCK
 FUND -- SERVICE SHARES                                 12/31/04   $      15.91*  $      17.90            9,576

FIDELITY VIP MID CAP PORTFOLIO SC 2                     12/31/04   $      23.43   $      28.85          954,231
                                                        12/31/03          17.16          23.43          798,274
                                                        12/31/02          19.31          17.16          674,016
                                                        12/31/01          20.25          19.31          551,984
                                                        12/31/00          20.11*         20.25          231,555

DELAWARE VIP GROWTH OPPORTUNITIES SERIES                12/31/04   $      14.24*  $      15.70           11,064

LORD ABBETT INSURANCE SERIES GROWTH/OPPORTUNITIES       12/31/04   $      12.00*  $      13.21           22,415

PUTNAM VT VISTA FUND (IB SHARES)                        12/31/04   $      11.56   $      13.54          447,976
                                                        12/31/03           8.79          11.56          431,300
                                                        12/31/02          12.82           8.79          375,227
                                                        12/31/01          19.52          12.82          326,406
                                                        12/31/00          25.13*         19.52          146,933

GOLDMAN SACHS VIT CORE SMALL CAP EQUITY FUND            12/31/04   $      12.99*  $      15.00           17,423

WILSHIRE VIT SMALL CAP GROWTH FUND --
 HORACE MANN SHARES                                     12/31/04   $      11.52   $      11.88        4,302,146
                                                        12/31/03           7.33          11.52        4,507,783
                                                        12/31/02          12.16           7.33        4,361,425
                                                        12/31/01          17.54          12.16        4,399,005
                                                        12/31/00          19.92          17.54        4,284,826
                                                        12/31/99          11.61          19.92        2,619,220
                                                        12/31/98          11.10          11.61        2,103,641
                                                        12/31/97           9.59          11.10        1,284,537

DELAWARE VIP TREND SERIES                               12/31/04   $      28.47*  $      30.27            2,275

ROYCE CAPITAL FUND SMALL-CAP PORTFOLIO                  12/31/04   $       8.10*  $       9.42           93,281

                                                                                                 # ACCUMULATION
                                                                   ACCUMULATION   ACCUMULATION       UNITS
                                                                    UNIT VALUE     UNIT VALUE     OUTSTANDING
                                                          YEAR     BEGINNING OF      END OF          END OF
SUBACCOUNT                                               ENDED        PERIOD         PERIOD          PERIOD
----------                                               -----     ------------   ------------   --------------
WILSHIRE VIT INTERNATIONAL EQUITY FUND --
 HORACE MANN SHARES                                     12/31/04   $      10.68   $      11.67        3,099,530
                                                        12/31/03           8.16          10.68        3,072,915
                                                        12/31/02          10.47           8.16        2,970,500
                                                        12/31/01          14.39          10.47        2,935,800
                                                        12/31/00          17.67          14.39        2,650,938
                                                        12/31/99          11.72          17.67        1,187,606
                                                        12/31/98           9.98          11.72          696,337
                                                        12/31/97           9.74           9.98          464,676

FIDELITY VIP OVERSEAS PORTFOLIO SC 2                    12/31/04   $      17.21   $      19.27          643,917
                                                        12/31/03          12.18          17.21          430,503
                                                        12/31/02          15.50          12.18          308,350
                                                        12/31/01          19.91          15.50          209,742
                                                        12/31/00          23.13*         19.91           70,810

WILSHIRE VIT BALANCED FUND --
 HORACE MANN SHARES                                     12/31/04   $      18.59   $      19.86       13,172,538
                                                        12/31/03          15.74          18.59       14,094,671
                                                        12/31/02          17.39          15.74       14,804,752
                                                        12/31/01          17.36          17.39       16,254,478
                                                        12/31/00          17.41          17.36       17,553,416
                                                        12/31/99          17.83          17.41       22,621,955
                                                        12/31/98          16.78          17.83       23,286,358
                                                        12/31/97          14.28          16.78       22,095,620
                                                        12/31/96          12.22          14.28       20,098,949
                                                        12/31/95           9.75          12.22       17,804,536
                                                        12/31/94           9.97           9.75       15,666,817

WILSHIRE VIT INCOME FUND -- HORACE MANN SHARES          12/31/04   $      16.30   $      16.89        1,300,042
                                                        12/31/03          15.39          16.30        1,210,705
                                                        12/31/02          14.29          15.39        1,187,910
                                                        12/31/01          13.27          14.29          936,292
                                                        12/31/00          12.34          13.27          827,539
                                                        12/31/99          12.70          12.34        1,034,296
                                                        12/31/98          11.90          12.70        1,060,399
                                                        12/31/97          11.02          11.90          784,296
                                                        12/31/96          10.78          11.02          942,068
                                                        12/31/95           9.49          10.78          938,069
                                                        12/31/94           9.85           9.49          945,569

WILSHIRE VIT SHORT-TERM INVESTMENT FUND --
 HORACE MANN SHARES                                     12/31/04   $      10.86   $      10.85          270,993
                                                        12/31/03          10.88          10.86          427,380
                                                        12/31/02          10.83          10.88          367,360
                                                        12/31/01          10.42          10.83          237,129
                                                        12/31/00           9.97          10.42          205,055
                                                        12/31/99           9.64           9.97          132,903
                                                        12/31/98           9.30           9.64          120,651
                                                        12/31/97           8.97           9.30          122,530
                                                        12/31/96           8.65           8.97          125,251
                                                        12/31/95           8.34           8.65          110,931
                                                        12/31/94           8.13           8.34          125,199

                                                                                                 # ACCUMULATION
                                                                   ACCUMULATION   ACCUMULATION       UNITS
                                                                    UNIT VALUE     UNIT VALUE     OUTSTANDING
                                                          YEAR     BEGINNING OF      END OF          END OF
SUBACCOUNT                                               ENDED        PERIOD         PERIOD          PERIOD
----------                                               -----     ------------   ------------   --------------
FIDELITY VIP HIGH INCOME PORTFOLIO SC 2                 12/31/04   $       9.06   $       9.79          256,027
                                                        12/31/03           7.23           9.06          177,129
                                                        12/31/02           7.09           7.23           90,168
                                                        12/31/01           8.15           7.09           57,319
                                                        12/31/00           9.77*          8.15           32,064

FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC 2       12/31/04   $      15.10   $      15.54          975,233
                                                        12/31/03          14.56          15.10          921,950
                                                        12/31/02          13.39          14.56          677,140
                                                        12/31/01          12.54          13.39          283,612
                                                        12/31/00          11.98*         12.54           24,851


* Inception price on date Underlying Fund was added to the Separate Account, as shown on page 16.


     Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to
(217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

HORACE MANN LIFE INSURANCE COMPANY,
THE SEPARATE ACCOUNT AND
THE UNDERLYING FUNDS

HORACE MANN LIFE INSURANCE COMPANY

     HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 ("HMLIC's Home Office"), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

     HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the NYSE.

THE SEPARATE ACCOUNT

     On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contract without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contract, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the Contract. While HMLIC is obligated to make payments under the Contract, the amounts of Variable Annuity Payments are not guaranteed.

     The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.

THE UNDERLYING FUNDS

     The Underlying Funds are listed below along with their primary investment objectives and a description of the adviser to each Underlying Fund. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by calling (800) 999-1030 (toll-free), sending a telefacsimile (FAX) transmission to (217) 527-2307 or writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657. You may also access the prospectuses on HMLIC's website at www.horacemann.com in the "Retirement Planning" link.


ALLIANCEBERNSTEIN

     The AllianceBernstein Large Cap Growth Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Portfolio focuses on a relatively small number of intensively researched companies. Alliance selects the Portfolio's investments from a research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. Normally, the Portfolio invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets. The AllianceBernstein Large Cap Growth Portfolio is a series of the AllianceBernstein Variable Products Series Fund and is advised by Alliance Capital Management.


DAVIS

     The Davis Value Portfolio's investment objective is to seek long-term growth of capital. Under normal circumstances the Portfolio invests the majority of its assets in equity securities of companies with market capitalizations of at least $10 billion that the adviser believes to be of high quality and whose shares are selling at attractive prices. The Fund's adviser selects stocks with the intention of holding them for the long term. The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.


DELAWARE

     The objective of the Delaware VIP Growth Opportunities Series is to seek long-term capital appreciation. The Delaware VIP Growth Opportunities Series invests primarily in securities of medium-sized companies that have established themselves within the industry but still have growth potential. The Series' management team invests in medium-size companies that they believe may offer strong opportunities for capital appreciation and generally less risk than investments in small companies, although mid-cap companies typically have greater risk than large-cap companies. The Delaware VIP Growth Opportunities Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc. Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

     The objective of the Delaware VIP Trend Series is to seek long-term capital appreciation. The Delaware VIP Trend Series invests primarily in stocks of small growth-oriented or emerging companies that, in the management team's view, are market leaders with strong product cycles and innovative concepts. The Series' management team seeks to identify changing and dominant trends within the economy, the political arena and our society. The team conducts thorough research on companies, evaluating price-to-earnings ratios, estimated growth rates, market capitalization and cash flows to determine how attractive a company is relative to other companies. By focusing on companies in the early stages of their life cycles, the Series strives to capture the greatest potential for growth. The Delaware VIP Trend Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

THE DREYFUS CORPORATION

     The Dreyfus Investment Portfolio: Mid Cap Stock Portfolio (Service Shares) seeks investment returns that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400 Index (S&P 400).

     To pursue this goal, the Dreyfus Investment Portfolio: Mid Cap Stock Portfolio invests at least 80 percent of its assets in stocks of midsize companies. The portfolio invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Consistency of returns compared to the S&P 400 is a primary goal of the investment process. The portfolio's stock investments may include common stocks, preferred stocks, convertible securities and depositary receipts, including those issued in initial public offerings ("IPOs") or shortly thereafter. The Dreyfus Investment
Portfolio: Mid Cap Stock Portfolio is advised by The Dreyfus Corporation.


FIDELITY INVESTMENTS


     The investment objective of the Fidelity VIP Growth Portfolio Service Class 2 shares is to achieve capital appreciation. The fund invests primarily in common stocks of companies that the adviser believes to have above-average growth potential (stocks of these companies are often called 'growth' stocks). The adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

     The investment objective of the Fidelity VIP Overseas Portfolio Service Class 2 shares is to seek long-term growth of capital. The fund normally invests at least 80% of the fund's assets in non-U.S. securities, primarily common stocks. The investments are allocated across different geographic regions and individual countries. The adviser will consider the size of the market in each country and region relative to the size of the international market as a whole. In buying and selling securities for the fund, the adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

     The investment objective of the Fidelity VIP High Income Portfolio Service Class 2 shares is to seek a high level of current income while also considering growth of capital. The adviser normally invests primarily in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. The fund may also invest in non-income producing securities, including defaulted securities and common stocks and in companies that are in troubled or uncertain financial condition as well as domestic and foreign issuers. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

     The investment objective of the Fidelity VIP Investment Grade Bond Portfolio Service Class 2 shares is to seek as high a level of current income as is consistent with the preservation of capital. The fund normally invests at least 80% of its total assets in investment-grade debt securities of all types and repurchase agreements for those securities. The adviser uses the Lehman Brother's Aggregate Bond Index as a guide for structuring the fund and selecting its investments and attempts to maintain an overall interest rate risk similar to the index. The adviser allocates assets across different market sectors and maturities and analyzes a security's structural features and current pricing, trading opportunities and the credit quality of its issuer to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

     The investment objective of the Fidelity VIP Mid Cap Portfolio Service Class 2 shares is to seek long-term growth of capital. The fund normally invests at least 80% of its total assets in securities of companies with medium market capitalizations. The adviser normally invests the fund's assets primarily in common stocks. The fund may potentially invest in companies with smaller or larger market capitalizations, domestic and foreign issuers and either "growth" stocks, "value" stocks or both. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

     The investment objective of the Fidelity VIP Growth & Income Portfolio Service Class 2 shares is to seek high total return through a combination of current income and capital appreciation. The fund invests primarily in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. It also potentially invests in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. The fund may potentially invest in domestic and foreign issuers and either "growth" stocks, "value" stocks or both. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Growth & Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

     The investment objective of the Fidelity VIP Index 500 Portfolio Service Class 2 shares is to seek investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P
500. The fund normally invests at least 80% of its assets in common stocks included in the S&P 500. Because the adviser may use statistical sampling techniques to attempt to replicate the returns of the S&P 500, the fund may not always hold all of the same securities as the index and may not track the index perfectly. The fund may lend securities to earn income for the fund and the adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

GOLDMAN SACHS

     The Goldman Sachs VIT CORE Small Cap Equity Fund seeks long-term growth of capital. The Fund invests, under normal circumstances, at least 80% of its net assets ("Net Assets") plus any borrowings for investment purposes (measured at time of purchase) in a broadly diversified portfolio of equity investments in small-cap U.S. issuers, including foreign issuers that are traded in the United States. However, it is currently anticipated that, under normal circumstances the Fund will invest at least 95% of its Net Assets in such equity investments. These issues will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 2000 Index at the time of investment. The Fund is not required to limit its investments to securities in the Russell 2000 Index. In addition, if the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to sell the securities. The capitalization range of the Russell 2000 Index is currently between $68 million and $2.4 billion.


JPMORGAN FLEMING

     The investment objective of the JPMorgan U.S. Large Cap Core Equity Portfolio is to provide high total return from a portfolio of selected equity securities. Under normal circumstances, the portfolio invests at least 80% of its assets in equity investment of large-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Large-cap companies have a market capitalization over $2 billion at the time of purchase. Market capitalization is the total market value of a company's shares. Sector by sector, the portfolio's weightings are similar to those of the S&P 500. The portfolio seeks to maintain sector weightings within +/- 3% of the S&P 500. The JPMorgan U.S. Large Cap Core Equity Portfolio is a series of the J.P. Morgan Series Trust II and is advised by J.P. Morgan Investment Management Inc.


LORD ABBETT

     The Lord Abbett Series Fund -- Growth Opportunities Portfolio seeks capital appreciation. To pursue this goal, the Portfolio normally invests at least 65% of its net assets in equity securities of mid-sized companies. A mid-sized company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Mid Cap Index, a widely used benchmark for mid-cap stock performance. As of January 31, 2005, the market capitalization range of the Russell Mid Cap Index was $606 million to $31.1 billion. This range varies daily. Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company. The Lord Abbett Series Fund -- Growth Opportunities Portfolio is advised by Lord, Abbett & Co. LLC.

PUTNAM

     The investment objective of Putnam VT Vista Fund is to seek capital appreciation. The fund invests mainly in common stocks of U.S. companies with a focus on growth stocks. Growth stocks are issued by companies that Putnam Investment Management, LLC ("Putnam Management") believes are fast-growing and whose earnings Putnam Management believes are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. The fund invests mainly in mid-sized companies. Putnam VT Vista Fund is a series of the Putnam Variable Trust and is advised by Putnam Management.

ROYCE

     Royce Capital Fund Small-Cap Portfolio uses a disciplined value approach to invest in small-cap companies -- those with market caps below $2.5 billion. They believe that investors in the Fund should have a long-term investment horizon of at least three-years. The Royce Capital Fund Small-Cap Portfolio is advised by Royce & Associates, LLC.

WILSHIRE VARIABLE INSURANCE TRUST (VIT)

     The Wilshire VIT ("Trust") is an open-end, diversified, management investment company registered under the Investment Company Act of 1940. The Trust is made up of a series of portfolios ("Wilshire VIT Funds"). The Trust issues shares of beneficial interest that are continually offered for sale. The Wilshire VIT Funds, advised by Wilshire Associates Incorporated ("Wilshire"), invest in securities of different issuers and industry classifications in an attempt to spread and reduce the risks inherent in all investing. Wilshire has entered into an agreement with investment subadviser(s) for each of the Wilshire VIT Funds whereby the subadviser(s) manage the investment and reinvestment of the assets of a fund.

     The primary investment objective of the Wilshire VIT Equity Fund -- Horace Mann Shares is long-term capital growth; conservation of principal and production of income are secondary objectives. The Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Equity Fund ordinarily invests in common stocks of domestic companies. Wellington Management Company, LLP ("Wellington Management"), Alliance Capital Management LP ("Alliance") and Mellon Equity Associates, LLP ("Mellon Equity") serve as the investment subadvisers to the Equity Fund. This fund was referred to as the Growth Fund prior to May 1, 2000.

     The primary investment objective of the Wilshire VIT Balanced Fund -- Horace Mann Shares is to realize high long-term total rate of return consistent with prudent investment risks. The Balanced Fund's assets are invested in a mix of common stocks, debt securities and money market instruments through investments in the Wilshire VIT Equity Fund -- Horace Mann Shares and Wilshire VIT Income Fund -- Horace Mann Shares.

     The primary investment objective of the Wilshire VIT Income Fund -- Horace Mann Shares is to achieve a long-term total rate of return in excess of the U.S. bond market over a full market cycle. The Income Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The fixed income securities in which the Income Fund invests are primarily U.S. investment grade fixed income securities. Western Asset Management Company ("Western Asset"), Western Asset Management Limited ("WAML") and BlackRock Financial Management, Inc. ("BlackRock") serve as the investment subadvisers to the Income Fund.

     The primary investment objective of the Wilshire VIT Short-Term Investment Fund -- Horace Mann Shares ("Short-Term Fund") is to realize maximum current income to the extent consistent with liquidity. Preservation of principal is a secondary objective. The Short-Term Fund attempts to realize its objectives through investments in short-term debt instruments; it is not a money market fund and does not maintain a stable net asset value per share. Western Asset serves as the investment subadviser to the Short-Term Fund.

     The investment objective of the Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares is long-term capital appreciation. The Small Cap Growth Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in securities of small cap companies. The Fund ordinarily invests in small cap equity securities (less than $2.5 billion at the time of investment) which a subadviser believes have earnings growth potential. The Small Cap Growth Fund invests primarily in small cap stocks, which a subadviser considers to have favorable and above-average earnings growth prospects. Accordingly, their stock prices may rise faster, but can also decline more in unfavorable business climates. As a result of these "higher highs" and "lower lows," they are more volatile. BlackRock, and Mazama Capital Management ("Mazama") serve as investment subadvisers to the Small Cap Growth Fund.

     The primary investment objective of the Wilshire VIT International Equity Fund -- Horace Mann Shares is long-term capital growth primarily through diversified holding of marketable foreign equity investments. The International Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The International Equity Fund invests primarily in equity securities of established companies, listed on foreign exchanges, which the subadviser believes have favorable characteristics. It may also invest in fixed income securities of foreign governments and companies. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of currency fluctuations, more volatile markets, less securities regulation and political instability. Newstar Institutional Managers Limited and The Boston Company Asset Management, LLC serve as investment subadvisers to the International Equity Fund.

     The investment objective of the Wilshire VIT Socially Responsible Fund -- Horace Mann Shares is long-term growth of capital, current income and growth of income. The Socially Responsible Fund invests in a diversified portfolio composed primarily of marketable equity securities including common stocks, preferred stocks and debt securities convertible into common stocks of seasoned U.S. traded companies. Investments in equity securities are limited to issuers which in the subadviser's judgment meet the following criteria:

    1.   Do not produce tobacco products;

    2.   Do not produce alcoholic beverages;

    3.   Do not own and/or operate casinos or manufacture gaming devices;

    4.   Do not produce pornographic materials;

    5. Do not produce nuclear weapons or guidance and/or delivery systems, specifically for nuclear weapons;

    6. By popular standards, maintain non-discriminatory employment practices throughout a company's facilities; and

    7. By popular standards, maintain environmental policies, practices and procedures which are currently acceptable, or which are exhibiting improvement.

     Because this fund invests in companies with socially responsible business practices, it has limitations that may have an adverse impact on performance. Alliance serves as the investment subadviser to the Socially Responsible Fund.


THE CONTRACT

CONTRACT OWNERS' RIGHTS

     A Contract may be issued on a non-qualified basis. Non-qualified Contracts are subject to certain tax restrictions. See "Tax Consequences."

     Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary, to designate a payee and to agree to a modification of the Contract terms.

     This prospectus describes only the Variable portions of the Contract. On the Annuity Date, the Contract Owner has certain rights to acquire fixed annuity payout options. See the Contract for details regarding fixed Annuity Payments.


PURCHASING THE CONTRACT

     The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contract may be offered and sold through independent agents and other broker/dealers. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker/dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker/dealers. Sales commissions range from 1.00% to 11.00% of premium payments received.

     In order to purchase the Contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire.

     Applications are to be sent to HMLIC's Home Office. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. The initial premium payment will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial premium payment, unless otherwise directed by the applicant.

PREMIUM PAYMENTS

     AMOUNT AND FREQUENCY OF PREMIUM PAYMENTS -- Premium payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. The minimum premium payment for your Contract is $300 annually. The minimum premium increase is $120 annually.

     ALLOCATION OF PREMIUM PAYMENTS -- All or part of the net premium payments made may be allocated to one or more Subaccounts. The minimum premium payment amount allocated to any Subaccount in any given Contract year must equal or exceed $100. A request to change the allocation of premium payments will be effective on the first Valuation Date following receipt of the request by HMLIC's Home Office unless a future date is requested.

     ACCUMULATION UNITS AND ACCUMULATION UNIT VALUE -- Premium payments are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by net premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment by HMLIC. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges.

     Accumulation Units are valued on each Valuation Date. The Accumulation Unit Value for each Subaccount was determined for the date and for the value indicated below. The date for the Wilshire VIT Equity, Balanced, Income and Short-Term Investment Funds -- Horace Mann Shares refers to the date Wellington Management became their investment adviser.


                                                                                    ACCUMULATION
SUBACCOUNT                                                                DATE       UNIT VALUE
----------                                                                ----      ------------
JPMorgan U.S. Large Cap Core Equity Portfolio                           09/05/00      $  17.33
Fidelity VIP Growth & Income Portfolio SC 2                             09/05/00         16.03
Fidelity VIP Index 500 Portfolio SC 2                                   09/05/00        171.04
Fidelity VIP Growth Portfolio SC 2                                      09/05/00         53.82
AllianceBernstein Large Cap Growth Portfolio                            09/05/00         41.57
Wilshire VIT Equity Fund -- Horace Mann Shares                          11/01/89          7.11
Wilshire VIT Socially Responsible Fund -- Horace Mann Shares            03/10/97          9.85
Davis Value Portfolio                                                   09/05/00         11.58
Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares      06/01/04         15.91
Fidelity VIP Mid Cap Portfolio SC 2                                     09/05/00         20.11
Delaware VIP Growth Opportunities Series                                06/01/04         14.24
Lord Abbett Insurance Series Growth/Opportunities                       06/01/04         12.00
Putnam VT Vista Fund                                                    09/05/00         25.13
Goldman Sachs VIT Core Small Cap Equity Fund                            06/01/04         12.99
Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares                03/10/97          9.59
Delaware VIP Trend Series                                               06/01/04         28.47
Royce Capital Fund Small-Cap Portfolio                                  06/01/04          8.10
Wilshire VIT International Equity Fund -- Horace Mann Shares            03/10/97          9.74
Fidelity VIP Overseas Portfolio SC 2                                    09/05/00         23.13
Wilshire VIT Balanced Fund -- Horace Mann Shares                        11/01/89          6.71
Wilshire VIT Income Fund -- Horace Mann Shares                          11/01/89          7.17
Wilshire VIT Short-Term Investment Fund -- Horace Mann Shares           11/01/89          6.99
Fidelity VIP High Income Portfolio SC 2                                 09/05/00          9.77
Fidelity VIP Investment Grade Bond Portfolio SC 2                       09/05/00         11.98

     The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

     - the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;

     - plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;

     - minus the dollar amount of the mortality and expense risk fee we deduct for each day in the Valuation Period;

     - divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

TRANSACTIONS

     TRANSFERS -- Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, subject to Contract limitations, prior to the Annuity Date. HMLIC reserves the right to limit transfers from the fixed account to the Subaccounts as follows:

     - No more than 25% of the fixed account can be transferred to the Subaccounts during a 365 day period.

     - Any request for a total transfer from the fixed account to the Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the final transfer.

     You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.


     A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing HMLIC's website at www.horacemann.com and looking in the "Retirement Planning" section.


     Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the name of the Contract Owner and the Contract number and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The request also must specify the Subaccounts from which and to which the transfer is to be made. Transfers are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office unless a future date is requested.

     DOLLAR COST AVERAGING -- Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. You may transfer value from one existing investment option into as many as 10 other investment options. You may request dollar cost averaging by the same means as described above for transfers.

     The transfers will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If you should decide to cancel an existing dollar cost averaging program, you must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section.

     Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

     REBALANCING -- Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of your portfolio either once or on a periodic basis.

     For periodic rebalancing requests, you may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. You may rebalance your portfolio value into as many as 10 other investment options. You may request rebalancing by the same means as described above for transfers.

     Rebalancing will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office. For periodic rebalancing requests, subsequent rebalancing of your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of your portfolio will be processed as of the 28th of the month. If you should decide to cancel an existing rebalancing program, you must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section.

     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

     CHANGES TO PREMIUM PAYMENT ALLOCATIONS -- A Contract Owner may elect to change the allocation of future net premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing HMLIC's website at www.horacemann.com and looking in the "Retirement Planning" section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner's name and Contract number and (3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. HMLIC reserves the right to restrict the minimum premium amount allocated to any Subaccount in any given Contract Year to $100. Changes in allocation instructions are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office. See "Other Information -- Forms Availability."


     MARKET TIMING -- The Contracts and the Subaccounts are not designed for 'market timing' through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers of contract value among the Subaccounts. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds' investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to investors and their Contract performance.

     If HMLIC determines, in its sole discretion, that your transfer patterns among the Subaccounts reflect a market timing strategy, it will take action to protect the other investors and/or terminate the Contract. In making these determinations, we may consider the combined transfer activity of Contracts that we believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging method when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract.

     Such action will include requiring future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a period of time or for the duration of the Contract. If this restriction is imposed, we will reverse within one to two business days of any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal.

     If HMLIC determines that you are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify you in writing of any restrictions.

     The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that we will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.

     The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. Such policies and procedures may be more or less restrictive than HMLIC's policies and procedures. As a result, we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, we reserve the right to defer or restrict transfers at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds . The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.


     SURRENDER OR WITHDRAWAL BEFORE COMMENCEMENT OF ANNUITY PERIOD -- If not restricted by the IRC, a Contract Owner may surrender the contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner's interest in a Subaccount to less than $100.

     The surrender or partial withdrawal of Variable Cash Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid request for surrender or partial withdrawal in HMLIC's Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."

     A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, written request to Horace Mann Life Insurance Company at HMLIC's Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will be accepted if the proceeds are sent to the Contract Owner and the request is sent to (217) 527-2307. A surrender request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will not be accepted. See "Tax Consequences" and "Other Information -- Forms Availability."

     Partial withdrawals and surrenders will be processed either on a date specified by you in a request, provided the date specified occurs on or after receipt of the request at HMLIC's Home Office, or at the next computed value following receipt of a valid request at HMLIC's Home Office.

     For your protection, we will send a confirmation letter on all address changes. If you have requested an address change within 15 days prior to your surrender or withdrawal request, we will hold your request until we have acquired confirmation of the correct address. Upon receipt of your confirmation of the address, we will consider the surrender or withdrawal request to be received in good form.

     Surrenders and partial withdrawals from any Variable Subaccount are subject to the Surrender Charges shown in "Deductions and Expenses -- Surrender Charges."

     Surrender Charges are applied to the withdrawals based on the effective date of the contract and not on the date the premium payment is paid.

     Any request for partial withdrawal, where the withdrawal is subject to a Surrender Charge, will be increased by the amount of the Surrender Charge. For example, a request to withdraw $3,000 at a 4% Surrender Charge on cash value will require a withdrawal of $3,125. This withdrawal represents a cash distribution of $3,000 and a Surrender Charge of $125. Any taxes withheld will reduce the dollar amount of the distribution received.

     The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of net premium payment(s) to a Subaccount during the lifetime of the contract. For example, if a Contract Owner's Subaccount value is $12,000 and net premium payments to date equal $10,000 and the Contract Owner withdraws $2,000 (i.e., one sixth of the Subaccount value), then the Surrender Charge may not exceed 9% of $1,666.66 (one sixth of the premium payment(s) to which the withdrawal relates).

     If premium taxes are deducted prior to surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.

     DEFERMENT -- HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a valid request is received. However, determination of Contract value and processing the transaction may be deferred for (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any emergency period when it is not reasonably practicable to sell securities or fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account.

     CONFIRMATIONS -- HMLIC mails written confirmations of premium payments to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

     If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll free).

DEDUCTIONS AND EXPENSES

     ANNUAL MAINTENANCE FEE -- An annual maintenance fee of no more than $25 is deducted from each Contract on the Contract anniversary date. This fee will be waived if the Contract value equals or exceeds $10,000 at the time the fee is assessed.

     We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when Annuity Payments begin.

     The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such fee and assumes the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract.

     MORTALITY AND EXPENSE RISK FEE ("M&E FEE") -- For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.

     SURRENDER CHARGES -- If not restricted by the IRC, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Surrender Charges for your Contract are:

                                   PERCENTAGE
                                   OF AMOUNT
     DURING CONTRACT YEAR          WITHDRAWN
     --------------------          ----------
              1                         8%
              2                       7.5%
              3                         7%
              4                         6%
              5                         5%
              6                         4%
              7                         3%
              8                         2%
              9                         1%
          Thereafter                    0%

     For further information regarding surrender or partial withdrawals see "Surrender or Withdrawal Before Commencement of Annuity Period." In some situations, you may make a withdrawal with no Surrender Charge. Please see your Contract for further details.

     OPERATING EXPENSES OF THE UNDERLYING FUNDS -- There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund's prospectus.

     PREMIUM TAXES -- Certain state and local governments levy a premium tax, currently between 0 and 3.5%, on the amount of premium payments made under this Contract. The premium tax, if any, is deducted when premium payments are received.

DEATH BENEFIT PROCEEDS

     If a Contract Owner dies before the Annuity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate or other satisfactory evidence of death and a completed claimant's statement.

     If there have been no previous withdrawals or loans the death benefit is the greater of:

    1.   the Total Accumulation Value; or

    2.   the Net Premium paid to HMLIC.

     If withdrawals or loans have been taken the death benefit is the greater of:

    1.   the Total Accumulation Value; or

    2. the Net Premium paid to HMLIC, less the Net Premium attributable to both withdrawals and any outstanding loan balance.

     For example, if a Contract Owner's Total Accumulation Value is $8,000 and the Net Premium paid to date equals $10,000 and the Contract Owner withdraws $4,000 (50% of the Total Accumulation Value), then the death benefit would be the greater of the Total Accumulation Value ($4,000) or 50% of the Net Premium ($5,000).

     All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under "Annuity Payments -- Annuity Payment Options." If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate. Any part of a Contract Owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.

ANNUITY PAYMENTS

     The Contract provides for fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a properly completed request form must be received by HMLIC's Home Office. The request will be processed so that the Annuity Payments begin as of the first of the month following the month of receipt unless a later date is requested and approved by HMLIC. If a fixed payment option is elected, the Separate Account value will be transferred to the fixed account on the date the request is received in HMLIC's Home Office. In addition, if a Variable payment is elected, any money in the fixed account will be transferred to the Separate Account on the date we receive the request in HMLIC's Home Office. Your premium payment allocation(s) will be changed to the fixed account or Separate Account, depending on the payment option elected. Not all Subaccount(s) may be available for annuity payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. See "Other Information -- Forms Availability" and "Tax Consequences."

     In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments are paid in monthly, quarterly, semiannual and annual installments. Variable Annuity Payments are paid only on a monthly basis. If the Contract value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Contract value may be paid in a lump sum.

ANNUITY PAYMENT OPTIONS

     The following Annuity Payment options are available on a Variable basis unless otherwise stated.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR LIFE ONLY, 10, 15, OR 20 YEARS -- Annuity payments are made to the Contract Owner beginning with the Annuity Date. The annuity payments will be based upon the number of guaranteed payments selected, and the age and sex of the Annuitant on the Annuity Date. Annuity payments for this annuity option will continue as long as the Annuitant lives, or until all guaranteed payments have been made, whichever is later.

     Guaranteed annuity payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Contract Owner dies before all annuity payments have been made, the remaining annuity payments will be paid to the Beneficiary(ies) as scheduled.

     If the Annuitant dies before all guaranteed annuity payments have been made, the remaining guaranteed annuity payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) as scheduled.

     After the Annuity Date, this annuity option cannot be changed and withdrawals cannot be made.

     PAYMENTS FOR A SPECIFIED PERIOD -- Annuity payments are made to the Contract Owner beginning with the Annuity Date and continue for the specified period of time as elected. The specified period can be as short as five years or as long as 30 years, so long as the payments extend beyond the surrender charge period. This option is available on a fixed payment basis only.

     Annuity payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Contract Owner dies before all annuity payments have been made, the remaining annuity payments will be paid to the Beneficiary(ies) as scheduled.

     If the Annuitant dies before all annuity payments have been made, the remaining annuity payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) as scheduled.

     After the Annuity Date, the Contract Owner may change this annuity option, withdraw a portion of the Annuitized Value or surrender this option. Any change or withdrawal the Contract Owner makes may affect annuity payments. Surrender Charges may apply. If the Contract Owner surrenders this option, annuity payments will cease and the contract will terminate. Thereafter, HMLIC will be free of any liability for this terminated contract.

     JOINT AND SURVIVOR ANNUITY Annuity payments are made to the Contract Owner beginning with the Annuity Date. The annuity payments will be based upon the specific survivor option selected, and the age and sex of the two Annuitants on the Annuity Date.

     The available survivor options are to pay during the lifetime of the survivor: (1) 50 percent; (2) two-thirds; or (3) 100 percent of the annuity payments paid (or the number of Annuity Units) while both Annuitants were living.

     Upon the death of one Annuitant, the selected survivor option percentage will be applied to determine the remaining payments during the lifetime of the survivor. Upon the death of the survivor, annuity payments cease.

     If the Contract Owner dies while at least one Annuitant is living, the remaining annuity payments will be paid to the Beneficiary(ies) as scheduled. After the Annuity Date, this annuity option cannot be changed and Surrenders cannot be made.

     The Annuitized Value applied to purchase variable annuity payments will be allocated to the Subaccount(s) as the Contract Owner instructs. Not all Subaccount(s) may be available for annuity payments. The first monthly annuity payment purchased per $1,000 applied to each Subaccount under a variable annuity option will be the same amount as the initial monthly annuity payment purchased per $1,000 applied to the corresponding fixed annuity option.

     OTHER INCOME OPTIONS -- If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:

    a) receive the proceeds in a lump sum less any applicable Surrender Charges, or

    b)   elect any other option that HMLIC makes available.

AMOUNT OF FIXED AND VARIABLE ANNUITY PAYMENTS

     In general, the dollar amount of Annuity Payments under the Contract depends on Contract value. Contract value equals the value of the fixed portion of the Contract plus the value of each Subaccount. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.

     Contract value may be more or less than the amount of net premium payments allocated to the Contract.

     FIXED ANNUITY PAYMENTS -- The amount of each payment under a fixed Annuity Payment option is determined as described in the Contract. These guaranteed payments will not change regardless of investment, mortality or expense experience. Higher Annuity Payments may be made at the sole discretion of HMLIC.

     VARIABLE ANNUITY PAYMENTS -- The amount of the first monthly Variable Annuity Payment is determined as described in the Contract. The income option payments vary with the form of income option payment selected and adjusted age of the Annuitant(s).

     The first monthly Variable Annuity Payment is used to calculate the number of Annuity Units for each subsequent monthly Annuity Payment. The number of Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. Under that option, the number of Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

     The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Annuity Units by the applicable Annuity Unit Value at the date of payment.

     ASSUMED INTEREST RATE -- The assumed interest rate for this Contract is 2%. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.

     ANNUITY UNIT VALUE -- The Annuity Unit Value for the Wilshire VIT Equity Fund -- Horace Mann Shares, Wilshire VIT Balanced Fund -- Horace Mann Shares and Wilshire VIT Income Fund -- Horace Mann Shares Subaccounts was set at $10.00 as of the date amounts first were allocated to provide Annuity Payments. The Annuity Unit Value for the Wilshire VIT Short-Term Investment Fund was established at $10.00 on July 1, 2004. The Annuity Unit Value for all other Subaccounts was established at $10.00 on March 1, 2005.

     - The current Annuity Unit Value is equal to the prior Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.
     - If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

MISSTATEMENT OF AGE OR SEX

     If the age or sex of the Annuitant has been misstated, any Annuity Payment amount shall be adjusted to reflect the correct information. Any overpayments that have been made will be deducted from future payments, including interest of 6% per year. Any underpayments including 6% interest will be paid in one sum to the Contract Owner if living, otherwise to the beneficiary.

MODIFICATION OF THE CONTRACT

     The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

     HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their net premium payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then
(i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.

TAX CONSEQUENCES

OTHER CONSIDERATIONS

     This discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The rules governing the provisions of annuity contracts are extremely complex and often difficult to comprehend. The discussion does not address special rules, prior tax laws or state or local tax laws. A Contract Owner or a prospective Contract Owner considering purchase of an annuity contract should first consult with a qualified and competent tax adviser before taking any action that could have tax consequences.

SEPARATE ACCOUNT

     The operations of the Separate Account form part of the operations of HMLIC; however, the IRC provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a full or partial withdrawal is made.

CONTRACT OWNERS

     CONTRIBUTIONS -- No limitations are imposed on the amount of contributions made to a non-qualified Contract.

     DISTRIBUTIONS UNDER NON-QUALIFIED CONTRACTS -- Contract Owners of non-qualified Contracts who are natural persons are not subject to federal income tax on earnings until Annuity Payments are received under the Contract. Contract Owners of non-qualified Contracts are not subject to the required minimum distribution rules under the IRC.

     A distribution by surrender or partial withdrawal during the accumulation period may subject the Contract Owner to federal income tax under the rules of
Section 72 of the IRC. If the distribution is a full or partial surrender, the amount of the distribution will be treated as gross income to the extent the cash value of the Contract (determined without regard to any Surrender Charge in the case of a partial withdrawal) immediately before the distribution exceeds the investment in the Contract. The investment in the Contract is the total of all premium payments paid under a Contract less any previous distributions that were excluded from the Contract Owner's income. Any taxable portion is taxed at ordinary income rates. This is known as the 'interest-first' rule.

     For Contracts issued before August 14, 1982 distributions are taxed differently. If the Contract contains only premium payments and related earnings made before August 14, 1982, distributions are taxed under the cost recovery rule. The cost recovery rule provides that distributions are tax-free until they exceed the investment in the Contract. If a Contract issued before August 14, 1982 has premium payments and related earnings from both before and after August 14, 1982, the distributions are allocable in the following order: first from the investment made before August 14, 1982; second from earnings allocable to the investment made before August 14, 1982; third from earnings allocable to the investment made after August 13, 1982 and finally from the investment made after August 13, 1982.

     If distributions are made pursuant to an Annuity Payment option, that portion of each Annuity Payment which represents the Contract Owner's investment in the Contract is excluded from income. The determination of the portion that represents the investment in the Contract is made using the exclusion ratio rules under Section 72 of the IRC. The exclusion ratio is the ratio that the total investment in the Contract bears to the total amount expected to be received under the Contract. For Contracts with annuity starting dates after December 31, 1986 the exclusion ratio will apply until the investment in the Contract has been fully recovered. Once the investment in the Contract has been recovered the entire amount of each subsequent Annuity Payment is fully taxable. For Contracts with annuity starting dates before December 31, 1986 the exclusion ratio applies to all payments.

     CONTRACTS OWNED BY NON-NATURAL PERSONS -- Generally, if the Contract is owned by a non-natural person (for example, a corporation), the income on the Contract is includable in taxable income each year. In addition, the distribution rules discussed below will be applicable upon the death of or a change in the primary Annuitant. There are exceptions to these rules including Contracts held by certain retirement plans, estates of a decedent and certain trusts treated as individuals.

     EXCHANGES -- The accumulated value of the Contract may be eligible for a tax-free exchange under Section 1035 of the IRC. A replacement Contract obtained in a tax-free exchange will maintain the same relationship of investments in the Contract and allocable earnings as the replaced Contract for purposes of determining the amount of a distribution includable in income. However, a Contract issued before January 18, 1985 and not previously subject to the distribution at death rules (below) will generally be subject to such rules after an exchange.

     DISTRIBUTION AT DEATH RULES -- In order to be treated as an annuity contract, a Contract must meet the following two distributions rules.

    1. If the Contract Owner dies on or after the Annuity Date and has designated a beneficiary, any remaining balance must be distributed at least as rapidly as it was under the method of distribution in effect on the date of death.

    2. If the Contract Owner dies before the Annuity Date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner's death. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life or life expectancy of that beneficiary provided distributions begin by December 31 of the calendar year following the year of the Contract Owner's death. If the beneficiary is the spouse, the spouse is treated as the owner.

     PREMATURE DISTRIBUTION TAX -- An additional tax (penalty tax) will generally apply to distributions made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. Certain distributions are exempt from this penalty tax and include payments (i) made as the result of the Contract Owner's death or disability,
(ii) that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the owner or joint lives (or joint life expectancy) of the owner and beneficiary and (iii) that are attributable to the investment in the Contract before August 14, 1982 (and related earnings on that investment).

     WITHHOLDING -- Distributions that are includable in income are subject to withholding of federal income tax unless the Contract Owner can validly elect not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding. For all other payments withholding is at a rate of 10%. HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld.

     State and/or local tax withholding may also apply.

VOTING RIGHTS

     Each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

     The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the meeting. Shares for which no instructions are received are voted in the same proportion as the shares for which instructions have been received. Any Underlying Fund shares attributable to investment by HMLIC will be voted in proportion to the vote by Contract Owners who have Separate Account units. Contract Owners receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares.

OTHER INFORMATION

     LEGAL PROCEEDINGS -- There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. HMLIC is engaged in various kinds of routine litigation that, in HMLIC's judgment, are not material to its financial condition. None of this litigation relates to the Separate Account.

     REGISTRATION STATEMENT -- A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Contract. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. Statements contained in this prospectus as to the content of the Contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to these instruments as filed.

     COMMUNICATIONS TO CONTRACT OWNERS -- To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657. Contract Owners may also provide notice of an address change by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030
(toll-free).

     HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner's last known state of residence in accordance with the state's abandoned property laws.

     CONTRACT OWNER INQUIRIES -- A toll-free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

     FORMS AVAILABILITY -- Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030.

     NASD REGULATION'S PUBLIC DISCLOSURE PROGRAM -- Information about HM Investors and your agent is available from the NASD at www.nasd.com or by calling (800) 289-9999 (toll-free).

ADDITIONAL INFORMATION

     A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:

TOPIC                                        PAGE
-----                                        ----
General Information and History               2
Underwriter                                   2
Financial Statements                          2

     To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030
(toll-free).

     HORACE MANN LIFE INSURANCE COMPANY
     P.O. BOX 4657
     SPRINGFIELD, ILLINOIS 62708-4657

Please provide free of charge the following information:

_____ Statement of Additional Information dated May 2, 2005 for the Separate Account

Please mail the above document to:

_______________________________________
(Name)

_______________________________________
(Address)

_______________________________________
(City/State/Zip)

PROSPECTUS


QUALIFIED VARIABLE DEFERRED ANNUITY CONTRACTS

VARIABLE SOLUTIONS II AND MAXIMUM
SOLUTIONS II

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

MAY 2, 2005

QUALIFIED VARIABLE DEFERRED ANNUITY CONTRACTS ISSUED BY HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
FLEXIBLE PREMIUM CONTRACTS FOR INDIVIDUALS

     This prospectus offers Variable, qualified annuity Contracts to individuals. The Contracts are issued by Horace Mann Life Insurance Company ("HMLIC") as flexible premium Contracts. They are issued in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended ("IRC"). Amounts transferred to the HMLIC Separate Account as directed by a Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as Variable investment options). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:

Large Company Stock Funds
    Large Blend
        JPMorgan U.S. Large Cap Core Equity Portfolio
        Fidelity VIP Growth & Income Portfolio SC 2
        Wilshire 5000 Index Portfolio
        Fidelity VIP Index 500 Portfolio SC 2
    Large Growth
        Fidelity VIP Growth Portfolio SC 2

        AllianceBernstein Large Cap Growth Portfolio

        Wilshire Large Company Growth Portfolio
    Large Value
        Wilshire VIT Equity Fund -- Horace Mann Shares
        Wilshire VIT Socially Responsible Fund -- Horace Mann Shares
        Davis Value Portfolio
        Wilshire Large Company Value Portfolio
Mid-Size Company Stock Funds
    Mid Blend
        Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares Fidelity VIP Mid Cap Portfolio SC 2
        Rainier Small/Mid Cap Equity Portfolio
    Mid Growth
        Delaware VIP Growth Opportunities Series
        Lord Abbett Insurance Series Growth/Opportunities
        Putnam VT Vista Fund (IB Shares)
    Mid Value
        Ariel Appreciation Fund
Small Company Stock Funds
    Small Blend
        Goldman Sachs VIT Core Small Cap Equity Fund
        Neuberger Berman Genesis Fund -- Advisor Class
    Small Growth
        Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares
        Delaware VIP Trend Series
        Wilshire Small Company Growth Portfolio
    Small Value
        Ariel Fund
        Royce Capital Fund Small-Cap Portfolio
        Wilshire Small Company Value Portfolio
International Stock Funds
        Wilshire VIT International Equity Fund -- Horace Mann Shares Fidelity VIP Overseas Portfolio SC 2
Balanced Fund
        Wilshire VIT Balanced Fund -- Horace Mann Shares
Bond Funds
        Wilshire VIT Income Fund -- Horace Mann Shares Wilshire VIT Short-Term Investment Fund -- Horace Mann Shares
        Fidelity VIP High Income Portfolio SC 2
        Fidelity VIP Investment Grade Bond Portfolio SC 2

     This prospectus sets forth the information an investor should know before investing and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 2, 2005. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears on page 30 of this prospectus.


     The Securities and Exchange Commission maintains a website
(http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

    THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF OR GUARANTEED BY ANY
 BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL
                                AMOUNT INVESTED.

                   The date of this prospectus is May 2, 2005.

TABLE OF CONTENTS


                                                                                                   PAGE
                                                                                                   ----
DEFINITIONS                                                                                          4
SUMMARY                                                                                              5
TABLE OF ANNUAL OPERATING EXPENSES                                                                   7
CONDENSED FINANCIAL INFORMATION                                                                      9
HORACE MANN LIFE INSURANCE COMPANY, THE SEPARATE ACCOUNT AND THE UNDERLYING FUNDS                   14
     Horace Mann Life Insurance Company                                                             14
     The Separate Account                                                                           14
     The Underlying Funds                                                                           14
THE CONTRACTS                                                                                       18
     Contract Owners' Rights                                                                        18
     Purchasing the Contract                                                                        19
     Premium Payments                                                                               19
          Amount and Frequency of Premium Payments                                                  19
          Allocation of Premium Payments                                                            19
          Accumulation Units and Accumulation Unit Value                                            19
     Transactions                                                                                   20
          Transfers                                                                                 20
          Dollar Cost Averaging                                                                     20
          Rebalancing                                                                               21
          Changes to Premium Allocations                                                            21
     Market Timing                                                                                  21
          Surrender or Withdrawal Before Commencement of Annuity Period                             22
          Deferment                                                                                 22
          Confirmations                                                                             23
     Deductions and Expenses                                                                        23
          Annual Maintenance Fee                                                                    23
          Mortality and Expense Risk Fee                                                            23
          Surrender Charges                                                                         23
          Operating Expenses of the Underlying Funds                                                23
          Premium Taxes                                                                             23
     Death Benefit Proceeds                                                                         23
     Annuity Payments                                                                               23
     Annuity Payment Options                                                                        24
     Amount of Fixed and Variable Annuity Payments                                                  24
     Misstatement of Age or Sex                                                                     25
     Modification of the Contract                                                                   25
TAX CONSEQUENCES                                                                                    27
     Other Considerations                                                                           27
     Separate Account                                                                               27
     Contract Owners                                                                                27
          Contribution Limitations and General Requirements Applicable to Qualified Contracts       27
     Taxation of Contract Benefits                                                                  28
     Additional Taxes                                                                               29
VOTING RIGHTS                                                                                       29
OTHER INFORMATION                                                                                   30
ADDITIONAL INFORMATION                                                                              30


     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACTS OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

DEFINITIONS

     ACCUMULATION UNIT: A unit of measurement used to determine the value of a Contract Owner's interest in a Subaccount before Annuity Payments begin.

     ACCUMULATION UNIT VALUE: The value of an Accumulation Unit on any Valuation Date.

     ANNUITANT: The natural person whose life determines the Annuity Payments made under a Contract.

     ANNUITY DATE: The date Annuity Payments begin. The individual Contracts offered by this prospectus describe the criteria for determining Annuity Dates.

     In addition, Qualified Plans often place certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Plans (except Roth
IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. See "Tax Consequences -- Taxation of Contract Benefits."

     ANNUITY PAYMENTS: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be equal in amount throughout the annuity period. A fixed annuity does not participate in the investment experience of any Subaccount. A Variable annuity provides a series of payments that vary in amount.

     ANNUITY PERIOD: The period during which Annuity Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

     ANNUITY UNIT: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

     ANNUITY UNIT VALUE: The value of an Annuity Unit on any Valuation Date.

     CONTRACT: The individual flexible premium deferred Variable annuity Contracts this prospectus offers.

     CONTRACT OWNER: The individual or entity to whom the Contract is issued.

     CONTRACT YEAR: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of this date.

     FIXED CASH VALUE: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.

     MUTUAL FUND(S): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.

     NET PREMIUM: The balance of each premium payment received by HMLIC after deducting any applicable premium taxes.

     QUALIFIED PLAN: The term "Qualified Plan" in this prospectus will be used to describe the following contracts: IRC Section 403(b) tax sheltered annuity ("403(b) Contract"); IRC Section 408 individual retirement annuity ("IRA"); IRC
Section 408A Roth IRA ("Roth IRA"); IRC Section 408(p) simple retirement annuity ("SIMPLE"); IRC Section 408(k) simplified employee pension ("SEP"); IRC Section 457(b) eligible governmental plan annuity ("457(b) Contract"); and IRC 401 qualified annuity.

     SEPARATE ACCOUNT: The Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.

     SUBACCOUNT: A division of the Separate Account which invests in shares of the corresponding Underlying Fund.

     TOTAL ACCUMULATION VALUE: The sum of the Fixed Cash Value and the Variable Cash Value prior to the time Annuity Payments begin.

     UNDERLYING FUNDS: All Mutual Funds listed in this document that are available for investment by the Separate Account.

     VALUATION DATE: Any day on which the New York Stock Exchange ("NYSE") is open for trading. The Valuation Date ends at 3:00 p.m. Central time or the close of the NYSE if earlier.

     VALUATION PERIOD: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

     VARIABLE: The values vary based on the investment performance of the Subaccount(s) selected.

     VARIABLE CASH VALUE: The dollar value of the Separate Account investment options under the Contract prior to the time Annuity Payments begin.

     SURRENDER CHARGE: (a contingent deferred sales charge) An amount kept by HMLIC if a withdrawal is made or if the Contract is surrendered. The charge is intended to compensate HMLIC for the cost of selling the Contract.

SUMMARY

     This summary is intended to provide a brief overview of the more significant aspects of the Contract(s). Further information can be found elsewhere in this prospectus, in the Separate Account Statement of Additional Information and in the Contracts. This prospectus is intended to serve as a disclosure document for the Variable portion of the Contracts only. For information regarding the fixed portion, refer to the Contract(s).

     Detailed information about the Underlying Funds is contained in each Underlying Fund's prospectus and in each Underlying Fund Statement of Additional Information.

     The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund's prospectus.

WHAT IS THE "SEPARATE ACCOUNT?"

     The Separate Account segregates assets dedicated to the Variable portion of the Contracts offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

WHO MAY PURCHASE THE CONTRACT OFFERED BY THIS PROSPECTUS?

     Individuals may purchase the Variable flexible premium annuity. The Contracts offered by this prospectus are Qualified Plans.

     The Contracts are offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("HM Investors"). In addition, the Contracts may be offered and sold through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of the NASD.

WHAT ARE MY INVESTMENT CHOICES?

     You may have money allocated to or invested in up to 24 Subaccounts and/or the fixed account at any one time.

     (a) SEPARATE ACCOUNT

     Includes Subaccounts each of which invests in one of the following Underlying Funds:

LARGE COMPANY STOCK FUNDS
     Large Blend
          JPMorgan U.S. Large Cap Core Equity Portfolio
          Fidelity VIP Growth & Income Portfolio SC 2
          Wilshire 5000 Index Portfolio
          Fidelity VIP Index 500 Portfolio SC 2

     Large Growth
          Fidelity VIP Growth Portfolio SC 2

          AllianceBernstein Large Cap Growth Portfolio

          Wilshire Large Company Growth Portfolio

     Large Value
          Wilshire VIT Equity Fund -- Horace Mann Shares
          Wilshire VIT Socially Responsible Fund -- Horace Mann Shares Davis Value Portfolio
          Wilshire Large Company Value Portfolio

MID-SIZE COMPANY STOCK FUNDS
     Mid Blend
          Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares Fidelity VIP Mid Cap Portfolio SC 2
          Rainier Small/Mid Cap Equity Portfolio

     Mid Growth
          Delaware VIP Growth Opportunities Series
          Lord Abbett Insurance Series Growth/Opportunities
          Putnam VT Vista Fund (IB Shares)

     Mid Value
          Ariel Appreciation Fund(1)

SMALL COMPANY STOCK FUNDS
     Small Blend
          Goldman Sachs VIT Core Small Cap Equity Fund
          Neuberger Berman Genesis Fund -- Advisor Class

     Small Growth
          Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares Delaware VIP Trend Series
          Wilshire Small Company Growth Portfolio

     Small Value
          Ariel Fund(1)
          Royce Capital Fund Small-Cap Portfolio
          Wilshire Small Company Value Portfolio

INTERNATIONAL STOCK FUNDS
          Wilshire VIT International Equity Fund -- Horace Mann Shares Fidelity VIP Overseas Portfolio SC 2

BALANCED FUND
          Wilshire VIT Balanced Fund -- Horace Mann Shares

BOND FUNDS
          Wilshire VIT Income Fund -- Horace Mann Shares
          Wilshire VIT Short-Term Investment Fund -- Horace Mann Shares Fidelity VIP High Income Portfolio SC 2
          Fidelity VIP Investment Grade Bond Portfolio SC 2

(1)  These Funds are not available as an investment option for a 457(b)
     Contract.

     (b) FIXED ACCOUNT (SEE THE CONTRACT)

WHEN CAN I TRANSFER BETWEEN ACCOUNTS?

     At any time before the Contract's Annuity Date, amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract. For complete details see "The Contract -- Transactions -- Transfers."

MAY I WITHDRAW ALL OR PART OF THE CONTRACT VALUE BEFORE THE ANNUITY DATE?

     Unless restricted by the Internal Revenue Code of 1986, as amended ("IRC"), a Contract Owner may at any time before the Annuity Date surrender his or her Contract in whole or withdraw in part for cash. Each surrender or partial withdrawal from the Variable Cash Value is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Surrender Charges as described in "Deductions and Expenses -- Surrender Charges." For information specific to a withdrawal of the Fixed Cash Value, see your Contract.

WHAT ARE THE CHARGES OR DEDUCTIONS?

     The Contracts may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.

     A mortality and expense risk fee (M&E Fee) is deducted from the Separate Account. This fee is computed on a daily basis. See the "Individual Product Information" section for the mortality and expense risk fee of your product.

     Variable Solutions II has an annual maintenance fee that may not exceed $25 and is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived. Maximum Solutions II does not have an annual maintenance fee.

     No deduction for sales expense is charged on premium payments, but a decreasing Surrender Charge is assessed against surrenders, and withdrawals. The charge is deducted from the Contract Owner's value in the Subaccount(s) from which the withdrawal is made. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."

WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THIS CONTRACT?

     The IRC provides penalties for premature distributions under various retirement plans. Values may not be withdrawn from Section 403(b) or Section 457(b) Contracts except under certain circumstances. See "Tax Consequences." These Contracts might not be suitable for short-term investment. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."

IF I RECEIVE MY CONTRACT AND AM DISSATISFIED, MAY I RETURN IT?

     Subject to various state insurance laws, the Contract Owner may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund the greater of the premium contributions or the market value of the assets purchased by payments paid to the Separate Account as of the date the request was received less any taxes, if applicable.

WHEN CAN I BEGIN RECEIVING ANNUITY PAYMENTS, AND WHAT OPTIONS ARE AVAILABLE?

     Payments will begin on the Annuity Date set by the terms of your Contract. Variable Annuity Payments are only made in monthly installments. Various Annuity Payment options are available under the Contract.

     Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. The following options are available for receiving Annuity
Payments:

     Life Annuity with payments guaranteed for periods of Life Only, 10, 15 or 20 years, Joint and Survivor Annuity and Payments for a Specified Period.

TABLE OF ANNUAL OPERATING EXPENSES

     The following tables describe the maximum fees and expenses that you may pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract or transfer cash value between investment options. State premium taxes may also be deducted. To determine the Contract you own, look in the bottom left hand corner of your Contract for the form number. This is the number referenced below the product name in the following tables. If you are in the process of purchasing a Contract, ask your registered representative which Contract you are purchasing.

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
CONTRACT OWNER TRANSACTION EXPENSES:(1)

                                                                                                         VARIABLE        MAXIMUM
                                                                                                       SOLUTIONS II   SOLUTIONS II
                                                                                                        (IC-450000)    (IC-451000)
                                                                                                       ------------   ------------
Surrender Fees (as a percentage of amount surrendered, if applicable)                                        8%             7%

(1) Premium taxes, currently ranging between 0% and 3.5%, are not included. The rate of the premium tax varies depending upon the state of residence, and not all states impose premium taxes. Taxes are deducted at the time of purchase.


     We guarantee that the aggregate surrender fee charged will never exceed 9% of your total purchase payments.


     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

                                                                                                         VARIABLE        MAXIMUM
                                                                                                       SOLUTIONS II   SOLUTIONS II
                                                                                                        (IC-450000)    (IC-451000)
                                                                                                       ------------   ------------
Annual Contract Fee(1)                                                                                 $         25   $          0
Separate Account Annual Expenses (as a percentage of average account value)
     Mortality and Expense Risk Fees                                                                           1.25%          0.95%
     Account Fees and Expenses                                                                                    0%             0%
Total Separate Account Annual Expenses                                                                         1.25%          0.95%

(1) The annual contract fee is waived if the Contract value equals or exceeds $10,000.

     The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund.


TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES                                                          MINIMUM        MAXIMUM
-----------------------------------------------                                                        ------------   ------------
(expenses that are deducted from Underlying Fund assets, including management fees, distribution
and/or service (12b-1) fees and other expenses)                                                           0.35%          1.86%


EXAMPLE

     This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other Variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Underlying Fund fees and expenses.

     The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Underlying Funds as of December 31, 2004. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                        VARIABLE SOLUTIONS II (IC-450000)


     If you surrender or annuitize your Contract at the end of the applicable time period:


              1 YEAR    3 YEARS    5 YEARS    10 YEARS
             --------   --------   --------   --------
             $  1,151   $  1,711   $  2,178   $  3,381


     If you do NOT surrender or annuitize your Contract at the end of the applicable time period:


              1 YEAR    3 YEARS    5 YEARS    10 YEARS
             --------   --------   --------   --------
             $    336   $    975   $  1,634   $  3,381


                        MAXIMUM SOLUTIONS II (IC-451000)

     If you surrender or annuitize your Contract at the end of the applicable time period:


              1 YEAR    3 YEARS    5 YEARS    10 YEARS
             --------   --------   --------   --------
             $    997   $  1,398   $  1,807   $  3,113


     If you do NOT surrender or annuitize your Contract at the end of the applicable time period:


              1 YEAR    3 YEARS    5 YEARS    10 YEARS
             --------   --------   --------   --------
             $    282   $    864   $  1,473   $  3,113

CONDENSED FINANCIAL INFORMATION

     The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Equity Fund -- Horace Mann Shares commenced operations on May 21, 1957. The Wilshire VIT Balanced Fund -- Horace Mann Shares, Income Fund and the Short-Term Investment Fund each commenced operations on January 1, 1983. The Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares, Wilshire VIT International Equity Fund -- Horace Mann Shares and Wilshire VIT Socially Responsible Fund -- Horace Mann Shares each commenced operations on March 10, 1997. The Wilshire 5000 Index Portfolio and the Wilshire Large Company Growth Portfolio were added to the Separate Account on May 1, 2000. The Ariel Fund and the Ariel Appreciation Fund were added to the Separate Account on May 1, 2001. The Delaware VIP Growth Opportunities Series, Royce Capital Fund Small-Cap Portfolio, Lord Abbett Insurance Series Growth/Opportunities, Goldman Sachs VIT Core Small Cap Equity Fund, Delaware VIP Trend Series and Dreyfus Investment Portfolio: Mid Cap Stock Fund -- Service Shares were added to the Separate Account on June 1, 2004. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000.


                                                                                                                  # ACCUMULATION
                                                                                 ACCUMULATION     ACCUMULATION        UNITS
                                                                                  UNIT VALUE       UNIT VALUE      OUTSTANDING
                                                                    YEAR         BEGINNING OF        END OF           END OF
SUBACCOUNT                                                         ENDED            PERIOD           PERIOD           PERIOD
----------                                                         -----            ------           ------           ------
JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO                     12/31/04      $        12.22   $        13.22        1,143,649
                                                                  12/31/03                9.65            12.22          915,270
                                                                  12/31/02               12.97             9.65          690,067
                                                                  12/31/01               14.90            12.97          431,258
                                                                  12/31/00               17.33*           14.90          123,796

FIDELITY VIP GROWTH & INCOME PORTFOLIO SC 2                       12/31/04      $        13.69   $        14.27          757,537
                                                                  12/31/03               11.23            13.69          535,029
                                                                  12/31/02               13.67            11.23          357,213
                                                                  12/31/01               15.20            13.67          230,640
                                                                  12/31/00               16.03*           15.20           53,980

WILSHIRE 5000 INDEX PORTFOLIO -- INVESTMENT CLASS                 12/31/04      $         9.05   $         9.94          787,993
                                                                  12/31/03                7.07             9.05          541,013
                                                                  12/31/02                9.08             7.07          365,881
                                                                  12/31/01               10.38             9.08          213,861
                                                                  12/31/00               12.23*           10.38           40,024

FIDELITY VIP INDEX 500 PORTFOLIO SC 2                             12/31/04      $       124.84   $       136.05          277,917
                                                                  12/31/03               98.66           124.84          211,435
                                                                  12/31/02              128.86            98.66          151,544
                                                                  12/31/01              148.95           128.86           93,943
                                                                  12/31/00              171.04*          148.95           32,999

FIDELITY VIP GROWTH PORTFOLIO SC 2                                12/31/04      $        31.79   $        32.38          974,205
                                                                  12/31/03               24.28            31.79          771,644
                                                                  12/31/02               35.28            24.28          595,943
                                                                  12/31/01               43.48            35.28          404,152
                                                                  12/31/00               53.82*           43.48          161,937

ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO                      12/31/04      $        21.59   $        23.11          818,599
                                                                  12/31/03               17.71            21.59          676,885
                                                                  12/31/02               25.94            17.71          522,390
                                                                  12/31/01               31.81            25.94          357,364
                                                                  12/31/00               41.57*           31.81          130,232

                                                                                                                  # ACCUMULATION
                                                                                 ACCUMULATION     ACCUMULATION        UNITS
                                                                                  UNIT VALUE       UNIT VALUE      OUTSTANDING
                                                                    YEAR         BEGINNING OF        END OF           END OF
SUBACCOUNT                                                         ENDED            PERIOD           PERIOD           PERIOD
----------                                                         -----            ------           ------           ------
WILSHIRE LARGE COMPANY GROWTH PORTFOLIO -- INVESTMENT CLASS       12/31/04      $        29.13   $        30.72          324,321
                                                                  12/31/03               23.32            29.13          228,018
                                                                  12/31/02               30.18            23.32          160,285
                                                                  12/31/01               36.63            30.18           99,528
                                                                  12/31/00               46.36*           36.63           16,962

WILSHIRE VIT EQUITY FUND -- HORACE MANN SHARES                    12/31/04      $        19.76   $        21.51       14,024,912
                                                                  12/31/03               15.68            19.76       15,075,890
                                                                  12/31/02               19.70            15.68       15,849,770
                                                                  12/31/01               20.82            19.70       17,361,722
                                                                  12/31/00               22.10            20.82       18,713,068
                                                                  12/31/99               22.97            22.10       23,693,305
                                                                  12/31/98               21.62            22.97       24,141,182
                                                                  12/31/97               17.74            21.62       21,736,131
                                                                  12/31/96               14.33            17.74       18,086,814
                                                                  12/31/95               10.88            14.33       14,363,155
                                                                  12/31/94               11.03            10.88       12,072,982

WILSHIRE VIT SOCIALLY RESPONSIBLE FUND -- HORACE MANN SHARES      12/31/04      $        14.85   $        16.61        4,612,921
                                                                  12/31/03               11.70            14.85        4,740,058
                                                                  12/31/02               13.70            11.70        4,803,270
                                                                  12/31/01               14.96            13.70        4,970,814
                                                                  12/31/00               13.92            14.96        4,767,452
                                                                  12/31/99               13.00            13.92        3,893,389
                                                                  12/31/98               12.00            13.00        2,430,089
                                                                  12/31/97                9.85            12.00          698,226

DAVIS VALUE PORTFOLIO                                             12/31/04      $        10.40   $        11.54          612,231
                                                                  12/31/03                8.11            10.40          486,125
                                                                  12/31/02                9.80             8.11          384,920
                                                                  12/31/01               11.08             9.80          333,527
                                                                  12/31/00               11.58*           11.08          134,363

WILSHIRE LARGE COMPANY VALUE PORTFOLIO                            12/31/04      $        21.61   $        24.19          729,103
                                                                  12/31/03               17.02            21.61          611,659
                                                                  12/31/02               20.83            17.02          472,191
                                                                  12/31/01               21.34            20.83          266,320
                                                                  12/31/00               19.91*           21.34           23,435

DREYFUS INVESTMENT PORTFOLIO: MID CAP
  STOCK FUND -- SERVICE SHARES                                    12/31/04      $        15.91*  $        17.90            9,576

FIDELITY VIP MID CAP PORTFOLIO SC 2                               12/31/04      $        23.43   $        28.85          954,231
                                                                  12/31/03               17.16            23.43          798,274
                                                                  12/31/02               19.31            17.16          674,016
                                                                  12/31/01               20.25            19.31          551,984
                                                                  12/31/00               20.11*           20.25          231,555

RAINIER SMALL/MID CAP EQUITY PORTFOLIO                            12/31/04      $        30.15   $        34.96          303,239
                                                                  12/31/03               20.87            30.15          247,172
                                                                  12/31/02               26.42            20.87          194,166
                                                                  12/31/01               27.84            26.42          135,479
                                                                  12/31/00               30.39*           27.84           51,884

                                                                                                                  # ACCUMULATION
                                                                                 ACCUMULATION     ACCUMULATION        UNITS
                                                                                  UNIT VALUE       UNIT VALUE      OUTSTANDING
                                                                    YEAR         BEGINNING OF        END OF           END OF
SUBACCOUNT                                                         ENDED            PERIOD           PERIOD           PERIOD
----------                                                         -----            ------           ------           ------
DELAWARE VIP GROWTH OPPORTUNITIES SERIES                          12/31/04      $        14.24*  $        15.70           11,064

LORD ABBETT INSURANCE SERIES GROWTH/OPPORTUNITIES                 12/31/04      $        12.00*  $        13.21           22,415

PUTNAM VT VISTA FUND (IB SHARES)                                  12/31/04      $        11.56   $        13.54          447,976
                                                                  12/31/03                8.79            11.56          431,300
                                                                  12/31/02               12.82             8.79          375,227
                                                                  12/31/01               19.52            12.82          326,406
                                                                  12/31/00               25.13*           19.52          146,933

ARIEL APPRECIATION FUND                                           12/31/04      $        42.98   $        48.02          798,279
                                                                  12/31/03               33.22            42.98          612,277
                                                                  12/31/02               37.51            33.22          411,440
                                                                  12/31/01               31.01*           37.51          115,976

GOLDMAN SACHS VIT CORE SMALL CAP EQUITY FUND                      12/31/04      $        12.99*  $        15.00           17,423

NEUBERGER BERMAN GENESIS FUND -- ADVISOR CLASS                    12/31/04      $        23.74   $        27.77          642,198
                                                                  12/31/03               18.30            23.74          513,797
                                                                  12/31/02               19.14            18.30          409,931
                                                                  12/31/01               17.35            19.14          228,309
                                                                  12/31/00               15.84*           17.35           14,507

WILSHIRE VIT SMALL CAP GROWTH FUND --  HORACE MANN SHARES         12/31/04      $        11.52   $        11.88        4,302,146
                                                                  12/31/03                7.33            11.52        4,507,783
                                                                  12/31/02               12.16             7.33        4,361,425
                                                                  12/31/01               17.54            12.16        4,399,005
                                                                  12/31/00               19.92            17.54        4,284,826
                                                                  12/31/99               11.61            19.92        2,619,220
                                                                  12/31/98               11.10            11.61        2,103,641
                                                                  12/31/97                9.59            11.10        1,284,537

DELAWARE VIP TREND SERIES                                         12/31/04      $        28.47*  $        30.27            2,275

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO                           12/31/04      $        17.54   $        20.30          121,774
                                                                  12/31/03               12.96            17.54           92,724
                                                                  12/31/02               15.23            12.96           65,352
                                                                  12/31/01               15.87            15.23           28,130
                                                                  12/31/00               17.80*           15.87            8,061

ARIEL FUND                                                        12/31/04      $        45.16   $        54.42          486,122
                                                                  12/31/03               35.70            45.16          376,980
                                                                  12/31/02               38.12            35.70          255,196
                                                                  12/31/01               34.63*           38.12           65,549

ROYCE CAPITAL FUND SMALL-CAP PORTFOLIO                            12/31/04      $         8.10*  $         9.42           93,281

WILSHIRE SMALL COMPANY VALUE PORTFOLIO                            12/31/04      $        19.45   $        23.60          140,474
                                                                  12/31/03               14.43            19.45          122,082
                                                                  12/31/02               15.88            14.43          115,069
                                                                  12/31/01               13.72            15.88           80,507
                                                                  12/31/00               12.31*           13.72            5,138

                                                                                                                  # ACCUMULATION
                                                                                 ACCUMULATION     ACCUMULATION        UNITS
                                                                                  UNIT VALUE       UNIT VALUE      OUTSTANDING
                                                                    YEAR         BEGINNING OF        END OF           END OF
SUBACCOUNT                                                         ENDED            PERIOD           PERIOD           PERIOD
----------                                                         -----            ------           ------           ------
WILSHIRE VIT INTERNATIONAL EQUITY FUND -- HORACE MANN SHARES      12/31/04      $        10.68   $        11.67        3,099,530
                                                                  12/31/03                8.16            10.68        3,072,915
                                                                  12/31/02               10.47             8.16        2,970,500
                                                                  12/31/01               14.39            10.47        2,935,800
                                                                  12/31/00               17.67            14.39        2,650,938
                                                                  12/31/99               11.72            17.67        1,187,606
                                                                  12/31/98                9.98            11.72          696,337
                                                                  12/31/97                9.74             9.98          464,676

FIDELITY VIP OVERSEAS PORTFOLIO SC 2                              12/31/04      $        17.21   $        19.27          643,917
                                                                  12/31/03               12.18            17.21          430,503
                                                                  12/31/02               15.50            12.18          308,350
                                                                  12/31/01               19.91            15.50          209,742
                                                                  12/31/00               23.13*           19.91           70,810

WILSHIRE VIT BALANCED FUND -- HORACE MANN SHARES                  12/31/04      $        18.59   $        19.86       13,172,538
                                                                  12/31/03               15.74            18.59       14,094,671
                                                                  12/31/02               17.39            15.74       14,804,752
                                                                  12/31/01               17.36            17.39       16,254,478
                                                                  12/31/00               17.41            17.36       17,553,416
                                                                  12/31/99               17.83            17.41       22,621,955
                                                                  12/31/98               16.78            17.83       23,286,358
                                                                  12/31/97               14.28            16.78       22,095,620
                                                                  12/31/96               12.22            14.28       20,098,949
                                                                  12/31/95                9.75            12.22       17,804,536
                                                                  12/31/94                9.97             9.75       15,666,817

WILSHIRE VIT INCOME FUND -- HORACE MANN SHARES                    12/31/04      $        16.30   $        16.89        1,300,042
                                                                  12/31/03               15.39            16.30        1,210,705
                                                                  12/31/02               14.29            15.39        1,187,910
                                                                  12/31/01               13.27            14.29          936,292
                                                                  12/31/00               12.34            13.27          827,539
                                                                  12/31/99               12.70            12.34        1,034,296
                                                                  12/31/98               11.90            12.70        1,060,399
                                                                  12/31/97               11.02            11.90          784,296
                                                                  12/31/96               10.78            11.02          942,068
                                                                  12/31/95                9.49            10.78          938,069
                                                                  12/31/94                9.85             9.49          945,569

WILSHIRE VIT SHORT-TERM INVESTMENT FUND --
  HORACE MANN SHARES                                              12/31/04      $        10.86   $        10.85          270,993
                                                                  12/31/03               10.88            10.86          427,380
                                                                  12/31/02               10.83            10.88          367,360
                                                                  12/31/01               10.42            10.83          237,129
                                                                  12/31/00                9.97            10.42          205,055
                                                                  12/31/99                9.64             9.97          132,903
                                                                  12/31/98                9.30             9.64          120,651
                                                                  12/31/97                8.97             9.30          122,530
                                                                  12/31/96                8.65             8.97          125,251
                                                                  12/31/95                8.34             8.65          110,931
                                                                  12/31/94                8.13             8.34          125,199

                                                                                                                  # ACCUMULATION
                                                                                 ACCUMULATION     ACCUMULATION        UNITS
                                                                                  UNIT VALUE       UNIT VALUE      OUTSTANDING
                                                                    YEAR         BEGINNING OF        END OF           END OF
SUBACCOUNT                                                         ENDED            PERIOD           PERIOD           PERIOD
----------                                                         -----            ------           ------           ------
FIDELITY VIP HIGH INCOME PORTFOLIO SC 2                           12/31/04      $         9.06   $         9.79          256,027
                                                                  12/31/03                7.23             9.06          177,129
                                                                  12/31/02                7.09             7.23           90,168
                                                                  12/31/01                8.15             7.09           57,319
                                                                  12/31/00                9.77*            8.15           32,064

FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC 2                 12/31/04      $        15.10   $        15.54          975,233
                                                                  12/31/03               14.56            15.10          921,950
                                                                  12/31/02               13.39            14.56          677,140
                                                                  12/31/01               12.54            13.39          283,612
                                                                  12/31/00               11.98*           12.54           24,851


* Inception price on date Underlying Fund was added to the Separate Account, as shown on page 19.


     Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to
(217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

HORACE MANN LIFE INSURANCE COMPANY, THE SEPARATE ACCOUNT AND THE UNDERLYING
FUNDS

HORACE MANN LIFE INSURANCE COMPANY

     HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 ("HMLIC's Home Office"), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

     HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the NYSE.

THE SEPARATE ACCOUNT

     On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contracts without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contracts, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the Contracts. While HMLIC is obligated to make payments under the Contracts, the amounts of variable Annuity Payments are not guaranteed.

     The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.

THE UNDERLYING FUNDS

     The Underlying Funds are listed below along with their primary investment objectives and a description of the adviser to each Underlying Fund. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by calling (800) 999-1030 (toll-free), sending a telefacsimile (FAX) transmission to (217) 527-2307 or writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657. You may also access the prospectuses on HMLIC's website at www.horacemann.com in the "Retirement Planning" link.


ALLIANCEBERNSTEIN

     The AllianceBernstein Large Cap Growth Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Portfolio focuses on a relatively small number of intensively researched companies. Alliance selects the Portfolio's investments from a research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. Normally, the Portfolio invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets. The AllianceBernstein Large Cap Growth Portfolio is a series of the AllianceBernstein Variable Products Series Fund and is advised by Alliance Capital Management.

ARIEL MUTUAL FUNDS

     The investment objective of the Ariel Appreciation Fund is long-term capital appreciation. It seeks this objective through investing primarily in the stocks of medium-sized companies with market capitalizations generally between $2.5 billion and $15 billion at the time of initial purchase. The Ariel Appreciation Fund seeks stocks whose underlying value is currently unrecognized, but should increase over time.

     Similar to the Ariel Appreciation Fund, the investment objective of the Ariel Fund is long-term capital appreciation. It seeks this objective through investing primarily in the stocks of smaller companies with market capitalizations generally between $500 million and $2.5 billion at the time of initial purchase. The Ariel Fund seeks stocks whose underlying value is currently unrecognized, but should increase over time.

     The Ariel Appreciation Fund and the Ariel Fund are both advised by Ariel Capital Management, LLC ("Ariel"). Ariel believes ethical business practices make good investment sense. In the long run, a company that adopts environmentally sound policies will face less government intrusion. A company that fosters community involvement among its employees will inspire community support. Additionally, Ariel believes that a company which cultivates diversity is more likely to attract and retain the best talent and broaden its markets in profitable new directions. Ariel does not invest in corporations whose primary source of revenue is derived from the production or sale of tobacco products, the generation of nuclear energy or the manufacture of handguns as it believes these industries are more likely to face shrinking growth prospects, draining litigation costs and legal liability that cannot be quantified.


DAVIS

     The Davis Value Portfolio's investment objective is to seek long-term growth of capital. Under normal circumstances the Portfolio invests the majority of its assets in equity securities issued by companies with market capitalizationsof at least $10 billion that the adviser believes are of high quality and whose shares are selling at attractive prices. The Portfolio's adviser selects stocks with the intention of holding them for the long term. The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.

DELAWARE

     The objective of the Delaware VIP Growth Opportunities Series is to seek long-term capital appreciation. The Delaware VIP Growth Opportunities Series invests primarily in securities of medium-sized companies that have established themselves within the industry but still have growth potential. The Series' management team invests in medium-size companies that they believe may offer strong opportunities for capital appreciation and generally less risk than investments in small companies, although mid-cap companies typically have greater risk than large-cap companies. The Delaware VIP Growth Opportunities Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc. Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

     The objective of the Delaware VIP Trend Series is to seek long-term capital appreciation. The Delaware VIP Trend Series invests primarily in stocks of small growth-oriented or emerging companies that, in the management team's view, are market leaders with strong product cycles and innovative concepts. The Series' management team seeks to identify changing and dominant trends within the economy, the political arena and our society. The team conducts thorough research on companies, evaluating price-to-earnings ratios, estimated growth rates, market capitalization and cash flows to determine how attractive a company is relative to other companies. By focusing on companies in the early stages of their life cycles, the Series strives to capture the greatest potential for growth. The Delaware VIP Trend Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

THE DREYFUS CORPORATION

     The Dreyfus Investment Portfolio: Mid Cap Stock Portfolio (Service Shares) seeks investment returns that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400 Index (S&P 400).

     To pursue this goal, the Dreyfus Investment Portfolio: Mid Cap Stock Portfolio invests at least 80 percent of its assets in stocks of midsize companies. The portfolio invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Consistency of returns compared to the S&P 400 is a primary goal of the investment process. The portfolio's stock investments may include common stocks, preferred stocks, convertible securities and depositary receipts, including those issued in initial public offerings ("IPOs") or shortly thereafter. The Dreyfus Investment
Portfolio: Mid Cap Stock Portfolio is advised by The Dreyfus Corporation.


FIDELITY INVESTMENTS


     The investment objective of the Fidelity VIP Growth Portfolio Service Class 2 shares is to achieve capital appreciation. The fund invests primarily in common stocks of companies that the adviser believes to have above-average growth potential (stocks of these companies are often called 'growth' stocks). The adviser may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

     The investment objective of the Fidelity VIP Overseas Portfolio Service Class 2 shares is to seek long-term growth of capital. The fund normally invests at least 80% of the fund's assets in non-U.S. securities, primarily common stocks. The investments are allocated across different geographic regions and individual countries. The adviser will consider the size of the market in each country and region relative to the size of the international market as a whole. In buying and selling securities for the fund, the adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

     The investment objective of the Fidelity VIP High Income Portfolio Service Class 2 shares is to seek a high level of current income while also considering growth of capital. The adviser normally invests primarily in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. The fund may also invest in non-income producing securities, including defaulted securities and common stocks and in companies that are in troubled or uncertain financial condition as well as domestic and foreign issuers. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

     The investment objective of the Fidelity VIP Investment Grade Bond Portfolio Service Class 2 shares is to seek as high a level of current income as is consistent with the preservation of capital. The fund normally invests at least 80% of its total assets in investment-grade debt securities of all types and repurchase agreements for those securities. The adviser uses the Lehman Brother's Aggregate Bond Index as a guide for structuring the fund and selecting its investments and attempts to maintain an overall interest rate risk similar to the index. The adviser allocates assets across different market sectors and maturities and analyzes a security's structural features and current pricing, trading opportunities, and the credit quality of its issuer to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

     The investment objective of the Fidelity VIP Mid Cap Portfolio Service Class 2 shares is to seek long-term growth of capital. The fund normally invests at least 80% of its total assets in securities of companies with medium market capitalizations. The adviser normally invests the fund's assets primarily in common stocks. The fund may potentially invest in companies with smaller or larger market capitalizations, domestic and foreign issuers and either "growth" stocks, "value" stocks or both. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

     The investment objective of the Fidelity VIP Growth & Income Portfolio Service Class 2 shares is to seek high total return through a combination of current income and capital appreciation. The fund invests primarily in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. It also potentially invests in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. The fund may potentially invest in domestic and foreign issuers and either "growth" stocks, "value" stocks or both. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Growth & Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

     The investment objective of the Fidelity VIP Index 500 Portfolio is to seek investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. The fund normally invests at least 80% of its assets in common stocks included in the S&P 500. Because the adviser may use statistical sampling techniques to attempt to replicate the returns of the S&P 500, the fund may not always hold all of the same securities as the index and may not track the index perfectly. The fund may lend securities to earn income for the fund and the adviser may potentially use other investment strategies to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

GOLDMAN SACHS

     The Goldman Sachs VIT CORE Small Cap Equity Fund seeks long-term growth of capital. The Fund invests, under normal circumstances, at least 80% of its net assets ("Net Assets") plus any borrowings for investment purposes (measured at time of purchase) in a broadly diversified portfolio of equity investments in small-cap U.S. issuers, including foreign issuers that are traded in the United States. However, it is currently anticipated that, under normal circumstances the Fund will invest at least 95% of its Net Assets in such equity investments. These issues will have public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 2000 Index at the time of investment. The Fund is not required to limit its investments to securities in the Russell 2000 Index. In addition, if the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to sell the securities. The capitalization range of the Russell 2000 Index is currently between $68 million and $2.4 billion.


JPMORGAN FLEMING

     The investment objective of the JPMorgan U.S. Large Cap Core Equity Portfolio is to provide high total return from a portfolio of selected equity securities. Under normal circumstances, the portfolio invests at least 80% of its assets in equity investment of large-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Large-cap companies have a market capitalization over $2 billion at the time of purchase. Market capitalization is the total market value of a company's shares. Sector by sector, the portfolio's weightings are similar to those of the S&P 500. The portfolio seeks to maintain sector weightings within +/- 3% of the S&P 500. The JPMorgan U.S. Large Cap Core Equity Portfolio is a series of the J.P. Morgan Series Trust II and is advised by J.P. Morgan Investment Management Inc.


LORD ABBETT

     The Lord Abbett Series Fund -- Growth Opportunities Portfolio seeks capital appreciation. To pursue this goal, the Portfolio normally invests at least 65% of its net assets in equity securities of mid-sized companies. A mid-sized company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Mid Cap Index, a widely used benchmark for mid-cap stock performance. As of January 31, 2005, the market capitalization range of the Russell Mid Cap Index was $606 million to $31.1 billion. This range varies daily. Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company. The Lord Abbett Series Fund -- Growth Opportunities Portfolio is advised by Lord, Abbett & Co. LLC.


NEUBERGER BERMAN

     The investment objective of the Neuberger Berman Genesis Fund -- Advisor Class is to seek growth of capital. To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries. Neuberger Berman Genesis

Fund -- Advisor Class is advised by Neuberger Berman Management Inc. and subadvised by Neuberger Berman, LLC.


PUTNAM

     The investment objective of Putnam VT Vista Fund is to seek capital appreciation. The fund invests mainly in common stocks of U.S. companies with a focus on growth stocks. Growth stocks are issued by companies that Putnam Investment Management, LLC ("Putnam Management") believes are fast-growing and whose earnings Putnam Management believes are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. The fund invests mainly in mid-sized companies. Putnam VT Vista Fund is a series of the Putnam Variable Trust and is advised by Putnam Management.


RAINIER

     The investment objective of the Rainier Small/Mid Cap Equity Portfolio is to seek to maximize long-term appreciation. In pursuing its goal, the Portfolio invests primarily (at least 80% of its assets) in the equity securities of small and mid-capitalization U.S. companies with the prospects of strong earnings growth and attractive overall business fundamentals, selling at reasonable prices. The Rainier Small/Mid Cap Equity Portfolio is advised by Rainier Investment Management, Inc.


ROYCE

     Royce Capital Fund Small-Cap Portfolio uses a disciplined value approach to invest in small-cap companies -- those with market caps below $2.5 billion. They believe that investors in the Fund should have a long-term investment horizon of at least three-years. The Royce Capital Fund Small-Cap Portfolio is advised by Royce & Associates, LLC.

WILSHIRE MUTUAL FUNDS, INC.

     Wilshire Mutual Funds, Inc. ("Wilshire Funds") is an open-end management investment company registered under the Investment Company Act of 1940. The Wilshire Mutual Funds are made up of a series of portfolios including the Dow Jones Wilshire 5000 Index Portfolio, Wilshire Large Company Growth Portfolio, Wilshire Large Company Value Portfolio, Wilshire Small Company Growth Portfolio, and Wilshire Small Company Value Portfolio. The Wilshire Mutual Funds issues shares that are continually offered for sale. The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

     The investment objective of the Wilshire Large Company Growth Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the large company growth sub-category of the Dow Jones Wilshire 5000 Index. The Wilshire Large Company Growth Portfolio focuses on the large company segment of the U.S. equity market and invests in companies with above-average earnings or sales growth histories and retention of earnings. Often such companies will have above-average price/earnings ratios. The Wilshire Large Company Growth Portfolio primarily invests in stocks of companies with the largest market capitalizations (at times may be as low as $1.9 billion). Because this fund invests in large companies it may be more volatile than a fund that invests in a broader market segment.

     The investment objective of the Dow Jones Wilshire 5000 Index Portfolio is to replicate as closely as possible the performance of the Dow Jones Wilshire 5000 Index before the deduction of fund expenses. This Portfolio is an index fund and primarily invests in the common stocks of companies included in the Index that are representative of the entire Index. The Dow Jones Wilshire 5000 Index Portfolio normally holds stocks representing at least 90% of the total market value of the Index. Since the Portfolio does not invest in all of the stocks included in the Index it may be more volatile than the Index.

     The investment objective of the Wilshire Large Company Value Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the large company value sub-category of the Dow Jones Wilshire 5000 Index. The Wilshire Large Company Value Portfolio focuses on the large company value segment of the U.S. equity market. Typically such companies have relatively low price to book value ratios, low price to earnings ratios and higher than average dividend yields. The Wilshire Large Company Value Portfolio primarily invests in stocks with the largest market capitalization (at times may be as low as $1.9 billion). Because this fund invests in large companies it may be more volatile than a fund that invests in a broader market segment.

     The investment objective of the Wilshire Small Company Value Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the small company value sub-category of the Dow Jones Wilshire 5000 Index. The Wilshire Small Company Value Portfolio focuses on the small company value segment of the U.S. equity market. Typically such companies have relatively low price to book value ratios, low price to earnings ratios and relatively high dividend yields. The Wilshire Small Company Value Portfolio primarily invests in stocks with smaller market capitalizations (between $125 million and $1.9 billion). Because this fund invests in small companies it may be more volatile than a fund that invests in a broader market segment.

     The investment objective of the Wilshire Small Company Growth Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the small company growth sub-category of the Dow Jones Wilshire 5000 Index. The Wilshire Small Company Growth Portfolio focuses on the small company growth segment of the U.S. equity market. Typically such companies have above-average earnings or sales growth histories and retention of earnings, and often they have higher price to earnings ratios. The Wilshire Small Company Growth Portfolio primarily invests in stocks with smaller market capitalizations (between $125 million and $1.9 billion). Because this fund invests in small companies it may be more volatile than a fund that invests in a broader market segment.

WILSHIRE VARIABLE INSURANCE TRUST (VIT)

     The Wilshire VIT ("Trust") is an open-end, diversified, management investment company registered under the Investment Company Act of 1940. The Trust is made up of a series of portfolios ("Wilshire VIT Funds"). The Trust issues shares of beneficial interest that are continually offered for sale. The Wilshire VIT Funds, advised by Wilshire Associates Incorporated ("Wilshire"), invest in securities of different issuers and industry classifications in an attempt to spread and reduce the risks inherent in all investing. Wilshire has entered into an agreement with investment subadviser(s) for each of the Wilshire VIT Funds whereby the subadviser(s) manage the investment and reinvestment of the assets of a fund.

     The primary investment objective of the Wilshire VIT Equity Fund -- Horace Mann Shares is long-term capital growth; conservation of principal and production of income are secondary objectives. The Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Equity Fund ordinarily invests in common stocks of domestic companies. Wellington Management Company, LLP ("Wellington Management"), Alliance Capital Management LP ("Alliance") and Mellon Equity Associates, LLP ("Mellon Equity") serve as the investment subadvisers to the Equity Fund. This fund was referred to as the Growth Fund prior to May 1, 2000.

     The primary investment objective of the Wilshire VIT Balanced Fund -- Horace Mann Shares is to realize high long-term total rate of return consistent with prudent investment risks. The Balanced Fund's assets are invested in a mix of common stocks, debt securities and money market instruments through investments in the Wilshire VIT Equity Fund -- Horace Mann Shares and Wilshire VIT Income Fund -- Horace Mann Shares.

     The primary investment objective of the Wilshire VIT Income Fund -- Horace Mann Shares is to achieve a long-term total rate of return in excess of the U.S. bond market over a full market cycle. The Income Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The fixed income securities in which the Income Fund invests are primarily U.S. investment grade fixed income securities. Western Asset Management Company ("Western Asset"), Western Asset Management Limited ("WAML") and BlackRock Financial Management, Inc. ("BlackRock") serve as the investment subadvisers to the Income Fund.

     The primary investment objective of the Wilshire VIT Short-Term Investment Fund -- Horace Mann Shares ("Short-Term Fund") is to realize maximum current income to the extent consistent with liquidity. Preservation of principal is a secondary objective. The Short-Term Fund attempts to realize its objectives through investments in short-term debt instruments; it is not a money market fund and does not maintain a stable net asset value per share. Western Asset serves as the investment subadviser to the Short-Term Fund.

     The investment objective of the Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares is long-term capital appreciation. The Small Cap Growth Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in securities of small cap companies. The Fund ordinarily invests in small cap equity securities (less than $2.5 billion at the time of investment) which a subadviser believes have earnings growth potential. The Small Cap Growth Fund invests primarily in small cap stocks, which a subadviser considers to have favorable and above-average earnings growth prospects. Accordingly, their stock prices may rise faster, but can also decline more in unfavorable business climates. As a result of these "higher highs" and "lower lows," they are more volatile. BlackRock, and Mazama Capital Management ("Mazama") serve as investment subadvisers to the Small Cap Growth Fund.

     The primary investment objective of the Wilshire VIT International Equity Fund -- Horace Mann Shares is long-term capital growth primarily through diversified holding of marketable foreign equity investments. The International Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The International Equity Fund invests primarily in equity securities of established companies, listed on foreign exchanges, which the subadviser believes have favorable characteristics. It may also invest in fixed income securities of foreign governments and companies. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of currency fluctuations, more volatile markets, less securities regulation and political instability. Newstar Institutional Managers Limited and The Boston Company Asset Management, LLC serve as investment subadvisers to the International Equity Fund.

     The investment objective of the Wilshire VIT Socially Responsible Fund -- Horace Mann Shares is long-term growth of capital, current income and growth of income. The Socially Responsible Fund invests in a diversified portfolio composed primarily of marketable equity securities including common stocks, preferred stocks and debt securities convertible into common stocks of seasoned U.S. traded companies. Investments in equity securities are limited to issuers which in the subadviser's judgment meet the following criteria:

     1.   Do not produce tobacco products;

     2.   Do not produce alcoholic beverages;

     3.   Do not own and/or operate casinos or manufacture gaming devices;

     4.   Do not produce pornographic materials;

     5. Do not produce nuclear weapons or guidance and/or delivery systems, specifically for nuclear weapons;

     6. By popular standards, maintain non-discriminatory employment practices throughout a company's facilities; and

     7. By popular standards, maintain environmental policies, practices and procedures which are currently acceptable, or which are exhibiting improvement.

     Because this fund invests in companies with socially responsible business practices, it has limitations that may have an adverse impact on performance. Alliance serves as the investment subadviser to the Socially Responsible Fund.


THE CONTRACTS

CONTRACT OWNERS' RIGHTS

     A Contract may be issued under a retirement plan on a qualified basis as defined in the IRC. Qualified Contracts are subject to certain tax restrictions. See "Tax Consequences."

     To participate in a Qualified Plan, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC.

     Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary, to designate a payee and to agree to a modification of the Contract terms.

     This prospectus describes only the variable portions of the Contract. On the Annuity Date, the Contract Owner has certain rights to acquire fixed annuity options. See the Contract for details regarding fixed Annuity Payments.

PURCHASING THE CONTRACT

     The Contracts are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of HMEC. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers. Sales commissions range from 1.00% to 11.00% of premium payments received.

     In order to purchase a Contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire. For a Contract issued pursuant to Section 403(b) of the IRC, the applicant must sign an acknowledgment of the IRC restrictions on withdrawals applicable to such contracts. For an IRA, Roth IRA, SIMPLE or a Contract issued under a SEP plan, the applicant must acknowledge receipt of the IRA disclosure form. For a 457(b) plan the employer will purchase the Contract on behalf of the employee. The employee will be required to complete an application and suitability form. The employee must also acknowledge receipt of the 457(b) disclosure form.

     Applications are to be sent to HMLIC's Home Office. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. The initial premium payment will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial premium payment, unless otherwise directed by the applicant.

PREMIUM PAYMENTS

     AMOUNT AND FREQUENCY OF PREMIUM PAYMENTS -- Premium payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. See the "Individual Product Information" section for the minimum purchase payment of your product.

     The IRC limits the amounts which may be contributed to Qualified Plans. See "Tax Consequences -- Contract Owners -- Contribution Limitations and General Requirements Applicable to Qualified Contracts."

     ALLOCATION OF PREMIUM PAYMENTS -- All or part of the net premium payments made may be allocated to one or more Subaccounts. The minimum premium payment amount allocated to any Subaccount in any given contract year must equal or exceed $100. A request to change the allocation of premium payments will be effective on the first Valuation Date following receipt of the request by HMLIC's Home Office unless a future date is requested.

     ACCUMULATION UNITS AND ACCUMULATION UNIT VALUE -- Premium payments are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by net premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment by HMLIC. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges.

     Accumulation Units are valued on each Valuation Date. The Accumulation Unit Value for each Subaccount was determined for the date and for the value indicated below. The date for the Wilshire VIT Equity, Balanced, Income and Short-Term Investment Funds -- Horace Mann Shares refers to the date Wellington Management became their investment adviser.


                                                                    ACCUMULATION
SUBACCOUNT                                               DATE        UNIT VALUE
----------                                               ----        ----------
JPMorgan U.S. Large Cap Core Equity Portfolio          09/05/00     $      17.33
Fidelity VIP Growth & Income Portfolio SC 2            09/05/00            16.03
Wilshire 5000 Index Portfolio (Investment)             09/05/00            12.23
Fidelity VIP Index 500 Portfolio SC 2                  09/05/00           171.04
Fidelity VIP Growth Portfolio SC 2                     09/05/00            53.82
AllianceBernstein Large Cap Growth Portfolio           09/05/00            41.57
Wilshire Large Company Growth Portfolio
  (Investment)                                         09/05/00            46.36
Wilshire VIT Equity Fund -- Horace Mann Shares         11/01/89             7.11
WilshireVIT Socially Responsible Fund --
  Horace Mann Shares                                   03/10/97             9.85
Davis Value Portfolio                                  09/05/00            11.58
Wilshire Large Company Value Portfolio                 09/05/00            19.91

                                                                    ACCUMULATION
SUBACCOUNT                                               DATE        UNIT VALUE
----------                                               ----        ----------
Dreyfus Investment Portfolio:
Mid Cap Stock Fund -- Service Shares                   06/01/04     $      15.91
Fidelity VIP Mid Cap Portfolio SC 2                    09/05/00            20.11
Rainier Small/Mid Cap Equity Portfolio                 09/05/00            30.39
Delaware VIP Growth Opportunities Series               06/01/04            14.24
Lord Abbett Insurance Series Growth/Opportunities      06/01/04            12.00
Putnam VT Vista Fund                                   09/05/00            25.13
Ariel Appreciation Fund                                05/01/01            34.63
Goldman Sachs VIT Core Small Cap Equity Fund           06/01/04            12.99
Neuberger Berman Genesis Fund -- Advisor Class         09/05/00            15.84
Wilshire VIT Small Cap Growth Fund --
  Horace Mann Shares                                   03/10/97             9.59
Delaware VIP Trend Series                              06/01/04            28.47
Wilshire Small Company Growth Portfolio                09/05/00            17.80
Ariel Fund                                             05/01/01            34.01
Royce Capital Fund Small-Cap Portfolio                 06/01/04             8.10
Wilshire Small Company Value Portfolio                 09/05/00            12.31
Wilshire VIT International Equity Fund --
  Horace Mann Shares                                   03/10/97             9.74
Fidelity VIP Overseas Portfolio SC 2                   09/05/00            23.13
Wilshire VIT Balanced Fund -- Horace Mann Shares       11/01/89             6.71
Wilshire VIT Income Fund -- Horace Mann Shares         11/01/89             7.17
Wilshire VIT Short Term Investment Fund --
  Horace Mann Shares                                   11/01/89             6.99
Fidelity VIP High Income Portfolio SC 2                09/05/00             9.77
Fidelity VIP Investment Grade Bond Portfolio SC 2      09/05/00            11.98

     The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

     - the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
     - plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
     - minus the dollar amount of the mortality and expense risk fee we deduct for each day in the Valuation Period;
     - divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

TRANSACTIONS

     TRANSFERS -- Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, subject to Contract limitations, prior to the Annuity Date. HMLIC reserves the right to limit transfers from the fixed account to the Subaccounts prior to the annuity date as follows:

     - No more than 25% of the fixed account can be transferred to the Subaccounts during a 365 day period.
     - Any request for a total transfer from the fixed account to the Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the final transfer.

     You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.

     A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (217) 527-2307, by telephoning (217) 789-2500 or (800) 999-1030 (toll-free) or by accessing HMLIC's website at www.horacemann.com and looking in the "Retirement Planning" section.

     Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The request also must specify the Subaccounts from which and to which the transfer is to be made. Transfers are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office unless a future date is requested. See "Other Information -- Forms Availability."

     DOLLAR COST AVERAGING -- Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. You may transfer value from one existing investment option into as many as 10 other investment options. You may request dollar cost averaging by the same means as described above for transfers.

     The transfers will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If you should decide to cancel an existing dollar cost averaging program, you must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section.

     Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

     REBALANCING -- Rebalancing is the periodic adjusting of investment option balances to maintain a preestablished asset allocation strategy. You may request a rebalancing of your portfolio either once or on a periodic basis.

     For periodic rebalancing requests, you may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. You may rebalance your portfolio value into as many as 10 other investment options. You may request rebalancing by the same means as described above for transfers.

     Rebalancing will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office. For periodic rebalancing requests, subsequent rebalancing of your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of your portfolio will be processed as of the 28th of the month. If you should decide to cancel an existing rebalancing program, you must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section.

     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.

     CHANGES TO PREMIUM ALLOCATIONS -- A Contract Owner may elect to change the allocation of future net premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling
(800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Retirement Planning" section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner's name and Contract number and (3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. HMLIC reserves the right to restrict the minimum premium amount allocated to any Subaccount in any given Contract Year to $100. Changes in allocation instructions are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office. See "Other Information -- Forms Availability."


     MARKET TIMING -- The Contracts and the Subaccounts are not designed for 'market timing' through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers of contract value among the Subaccounts. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds' investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to investors and their Contract performance.

     If HMLIC determines, in its sole discretion, that your transfer patterns among the Subaccounts reflect a market timing strategy, it will take action to protect the other investors and/or terminate the Contract. In making these determinations, we may consider the combined transfer activity of Contracts that we believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging method when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract.

     Such action will include requiring future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a period of time or for the duration of the Contract. If this restriction is imposed, we will reverse within one to two business days of any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal.

     If HMLIC determines that you are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify you in writing of any restrictions.

     The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that we will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.

     The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. Such policies and procedures may be more or less restrictive than HMLIC's policies and procedures. As a result, we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, we reserve the right to defer or restrict transfers at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.


     SURRENDER OR WITHDRAWAL BEFORE COMMENCEMENT OF ANNUITY PERIOD -- Values may not be withdrawn from Section 403(b) Contracts or 457(b) Contracts except under certain circumstances. See "Tax Consequences." However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner's interest in a Subaccount to less than $100.

     The surrender or partial withdrawal of Variable Cash Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid request for surrender or partial withdrawal in HMLIC's Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."

     A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, written request to HMLIC at its Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will be accepted if the proceeds are sent to the Contract Owner and the request is sent to (217) 527-2307. A surrender request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will not be accepted. See "Tax Consequences" and "Other Information -- Forms Availability."

     Partial withdrawals and surrenders will be processed either on a date specified by you in a request, provided the date specified occurs on or after receipt of the request at HMLIC's Home Office, or at the next computed value following receipt of a valid request at HMLIC's Home Office.

     For your protection, we will send a confirmation letter on all address changes. If you have requested an address change within 15 days prior to your surrender or withdrawal request, we will hold your request until we have acquired confirmation of the correct address. Upon receipt of your confirmation of the address, we will consider the surrender or withdrawal request to be received in good form.

     Surrenders and partial withdrawals from any variable Subaccount are subject to the Surrender Charges shown in the "Individual Product Information" section.

     Surrender Charges are applied to the withdrawals based on the effective date of the Contract and not on the date the premium payment is paid.

     Any request for a partial withdrawal, where the withdrawal is subject to a Surrender Charge, will be increased by the amount of the Surrender Charge. For example, a request to withdraw $3,000 at a 4% Surrender Charge will require a withdrawal of $3,125. This withdrawal represents a cash distribution of $3,000 and a Surrender Charge of $125. Any taxes withheld will reduce the dollar amount of the distribution received.

     The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of net premium(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner's Subaccount value is $12,000 and net premium payments to date equal $10,000 and the Contract Owner withdraws $2,000 (i.e., one sixth of the Subaccount value), then the Surrender Charge may not exceed 9% of $1,666.66 (one sixth of the premium payment(s) to which the withdrawal relates).

     If premium taxes are deducted prior to surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.

     If you request a partial withdrawal for hardship purposes from your 403(b) Contract or from your employer's 401(k) plan using the safe harbor regulations of the IRC, you may be suspended from making contributions to all other plans of your employer for six months. You should consult with your plan administrator for further guidance before making a hardship withdrawal. After the six-month period is completed, you may resume making contributions.

     DEFERMENT -- HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a valid request is received. However, determination of Contract value and processing the transaction may be deferred for (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any emergency period when it is not reasonably practicable to sell securities or fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the Securities and Exchange

Commission to protect persons with interests in the Separate Account.

     CONFIRMATIONS -- HMLIC mails written confirmations of premium payments to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

     If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice May Be Provided By Writing To HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by telephoning (217) 789-2500 or
(800) 999-1030 (toll free).

DEDUCTIONS AND EXPENSES

     ANNUAL MAINTENANCE FEE -- Variable Solutions II has an annual maintenance fee of no more than $25 that is deducted from each Contract on the Contract anniversary date. This fee will be waived if the Contract value equals or exceeds $10,000 at the time the fee is assessed. Maximum Solutions II does not have an annual maintenance fee.

     We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when Annuity Payments begin.

     The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such fee and assumes the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract. See the "Individual Product Information" section for the maintenance charge on your Contract.

     MORTALITY AND EXPENSE RISK FEE ("M&E FEE") -- For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. The fee for mortality and expense risk on Variable Solutions II may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee for mortality and expense risk on Maximum Solutions II may not exceed the annual rate of 0.95% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.50% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 0.95% ceiling) in the future. The fee is computed on a daily basis.

     SURRENDER CHARGES -- Withdrawals may not be made from Section 403(b) or 457(b) Contracts except under certain circumstances. (See "Tax Consequences.") However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin.

     For further information regarding surrender or partial withdrawals see "Surrender or Withdrawal Before Commencement of Annuity Period." HMLIC reserves the right to waive either a portion or the whole Surrender Charge in some situations. In some situations, you may make a withdrawal with no Surrender Charge. Please see your Contract for further details. See the "Individual Product Information" section for the Surrender Charge on your Contract.

     OPERATING EXPENSES OF THE UNDERLYING FUNDS -- There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund's prospectus.

     PREMIUM TAXES -- Certain state and local governments levy a premium tax, currently between 0 and 3.5%, on the amount of premium payments made under this Contract. The premium tax, if any, is deducted when premium payments are received.

DEATH BENEFIT PROCEEDS

     If a Contract Owner dies before the Annuity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate or other satisfactory evidence of death and a completed claimant's statement. See the "Individual Product Information" section for the Death Benefit on your Contract.

     All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under "Annuity Payments -- Annuity Payment Options." If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate. Any part of a Contract Owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.

ANNUITY PAYMENTS

     The Contract provides for fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a properly completed request form must be received by HMLIC's Home Office. The request will be processed so that the Annuity Payments begin as of the first of the month following the month of receipt unless a later date is requested and approved by HMLIC. If a fixed payment option is elected, the Separate Account value will be transferred to the fixed account on the date the request is received in HMLIC's Home Office. In addition, if a Variable payment is elected, any money in the fixed account will be transferred to the Separate Account on the date we receive the request in HMLIC's Home Office. Your premium payment allocation(s) will be changed to the fixed account or Separate Account, depending on the payment option elected. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. See "Other Information -- Forms Availability" and "Tax Consequences."

     In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments are paid in monthly, quarterly, semiannual and annual installments. Variable Annuity Payments are paid only on a monthly basis. If the Contract value to be applied under any one fixed or variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Contract value may be paid in a lump sum.

ANNUITY PAYMENT OPTIONS

     The following Annuity Payment options are available on a variable basis unless otherwise stated.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR LIFE ONLY, 10, 15, OR 20 YEARS -- Annuity payments are made to the Contract Owner beginning with the Annuity Date. The annuity payments will be based upon the number of guaranteed payments selected, and the age and sex of the Annuitant on the Annuity Date. Annuity payments for this annuity option will continue as long as the Annuitant lives, or until all guaranteed payments have been made, whichever is later.

     Guaranteed annuity payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Contract Owner dies before all annuity payments have been made, the remaining annuity payments will be paid to the Beneficiary(ies) as scheduled.

     If the Annuitant dies before all guaranteed annuity payments have been made, the remaining guaranteed annuity payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) as scheduled.

     After the Annuity Date, this annuity option cannot be changed and withdrawals cannot be made.

     PAYMENTS FOR A SPECIFIED PERIOD -- Annuity payments are made to the Contract Owner beginning with the Annuity Date and continue for the specified period of time as elected. The specified period can be as short as five years or as long as 30 years, so long as the payments extend beyond the surrender charge period. This option is available on a fixed payment basis only.

     Annuity payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.

     If the Contract Owner dies before all annuity payments have been made, the remaining annuity payments will be paid to the Beneficiary(ies) as scheduled.

     If the Annuitant dies before all annuity payments have been made, the remaining annuity payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) as scheduled.

     After the Annuity Date, the Contract Owner may change this annuity option, withdraw a portion of the Annuitized Value or surrender this option. Any change or withdrawal the Contract Owner makes may affect annuity payments. Surrender charges may apply. If the Contract Owner surrenders this option, annuity payments will cease and the contract will terminate. Thereafter, HMLIC will be free of any liability for this terminated contract.

     JOINT AND SURVIVOR ANNUITY Annuity payments are made to the Contract Owner beginning with the Annuity Date. The annuity payments will be based upon the specific survivor option selected, and the age and sex of the two Annuitants on the Annuity Date.

     The available survivor options are to pay during the lifetime of the survivor: (1) 50 percent; (2) two-thirds; or (3) 100 percent of the annuity payments paid (or the number of Annuity Units) while both Annuitants were living.

     Upon the death of one Annuitant, the selected survivor option percentage will be applied to determine the remaining payments during the lifetime of the survivor. Upon the death of the survivor, annuity payments cease.

     If the Contract Owner dies while at least one Annuitant is living, the remaining annuity payments will be paid to the Beneficiary(ies) as scheduled. After the Annuity Date, this annuity option cannot be changed and withdrawals cannot be made.

     The Annuitized Value applied to purchase variable annuity payments will be allocated to the Subaccount(s) as the Contract Owner instructs. Not all Subaccount(s) may be available for annuity payments. The first monthly annuity payment purchased per $1,000 applied to each Subaccount under a variable annuity option will be the same amount as the initial monthly annuity payment purchased per $1,000 applied to the corresponding fixed annuity option.

     OTHER INCOME OPTIONS -- If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:

     a) receive the proceeds in a lump sum less any applicable Surrender Charges, or

     b) leave the Contract with HMLIC and receive the value under the required minimum distribution requirements of IRC Section 401(a)(9), see "Required Minimum Distributions," or

     c)   elect any other option that HMLIC makes available.

AMOUNT OF FIXED AND VARIABLE ANNUITY PAYMENTS

     In general, the dollar amount of Annuity Payments under the Contract depends on Contract value. Contract value equals the value of the fixed portion of the Contract plus the value of each Subaccount. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.

     Contract value may be more or less than the amount of net premium payments allocated to the Contract.

     FIXED ANNUITY PAYMENTS -- The amount of each payment under a fixed Annuity Payment option is determined as described in the Contract. These guaranteed payments will not change regardless of investment, mortality or expense experience. Higher Annuity Payments may be made at the sole discretion of HMLIC.

     VARIABLE ANNUITY PAYMENTS -- The amount of the first monthly Variable Annuity Payment is determined as described in the Contract. The income option payments vary with the form of income option payment selected and adjusted age of the Annuitant(s).

     The first monthly Variable Annuity Payment is used to calculate the number of Variable Annuity Units for each subsequent monthly Annuity Payment. The number of Variable Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. Under that option, the number of Variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

     The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Variable Annuity Units by the applicable Variable Annuity Unit Value at the date of payment.

     ASSUMED INTEREST RATE -- The assumed interest rate for the Contract is 2%. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.

     ANNUITY UNIT VALUE -- The Annuity Unit Value for the Wilshire VIT Equity Fund -- Horace Mann Shares, Wilshire VIT Balanced Fund -- Horace Mann Shares and Wilshire VIT Income Fund -- Horace Mann Shares Subaccounts was set at $10.00 as of the date amounts first were allocated to provide Annuity Payments. The Annuity Unit Value for the Wilshire VIT Short-Term Investment Fund was established at $10.00 on July 1, 2004. The Annuity Unit Value for all other Subaccounts was established at $10.00 on March 1, 2005.

     - The current Variable Annuity Unit Value is equal to the prior Variable Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.

     - If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

MISSTATEMENT OF AGE OR SEX

     If the age or sex of the Annuitant has been misstated, any Annuity Payment amount shall be adjusted to reflect the correct information. Any overpayments that have been made will be deducted from future payments, including interest not to exceed 6% per year. Any underpayments will include not more than 6% interest to be paid in one sum to the Contract Owner if living, otherwise to the beneficiary.

MODIFICATION OF THE CONTRACT

     The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

     HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their net premium payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then
(i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.

INDIVIDUAL PRODUCT INFORMATION

 VARIABLE SOLUTIONS II -- INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                                   (IC-450000)

MINIMUM CONTRIBUTION       $25 per month

ANNUAL MAINTENANCE FEE     $25 per year. This fee will not be charged if the
                           Total Accumulation Value equals or exceeds $10,000.

M & E FEE                  1.25%

DEATH BENEFIT              The beneficiary will receive the greater of:
                               1.  the Total Accumulation Value; or
                               2. the net premium paid, less the net premium attributable to any withdrawals and any outstanding loan balance.

SURRENDER CHARGES                   DURING CONTRACT YEAR    SURRENDER CHARGE %
                                             1                     8.0%
                                             2                     7.5%
                                             3                     7.0%
                                             4                     6.0%
                                             5                     5.0%
                                             6                     4.0%
                                             7                     3.0%
                                             8                     2.0%
                                             9                     1.0%
                                        Thereafter                 0.0%

  MAXIMUM SOLUTIONS II -- INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                                   (IC-451000)

MINIMUM CONTRIBUTION       $50,000

ANNUAL MAINTENANCE FEE     None

M & E FEE                  0.95%

DEATH BENEFIT              If the Contract Owner dies prior to the attainment
                           of age 70, the beneficiary will receive the greater of:
                               1.  the Total Accumulation Value; or
                               2. the net premium paid, less the net premium attributable to any withdrawals and any outstanding loan balance, accumulated at 3 percent annually.

                           If the Contract Owner dies after the attainment of age 70, the beneficiary will receive the greater of:
                               1.  the Total Accumulation Value; or
                               2. the net premium paid, less the net premium attributable to any withdrawals and any outstanding loan balance.

SURRENDER CHARGES                   DURING CONTRACT YEAR    SURRENDER CHARGE %
                                            1                      7.0%
                                            2                      6.0%
                                            3                      5.0%
                                            4                      4.0%
                                            5                      3.0%
                                            6                      2.0%
                                            7                      1.0%
                                        Thereafter                 0.0%

TAX CONSEQUENCES

OTHER CONSIDERATIONS

     This discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The rules governing the provisions of annuity contracts and qualified plans are extremely complex, often difficult to comprehend and may be changed at any time. The discussion does not address special rules, prior tax laws or state tax laws. In addition, many of the provisions, including contribution limitations, enacted by the Economic Growth and Tax Relief Reconciliation Act of 2001 are sunsetted or repealed in 2011 unless extended or made permanent. A Contract Owner or a prospective Contract Owner considering adoption of or purchase of an annuity contract for a qualified plan should first consult with a qualified and competent tax adviser before taking any action that could have tax consequences.

SEPARATE ACCOUNT

     The operations of the Separate Account form part of the operations of HMLIC; however, the IRC provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a full or partial withdrawal is made.

CONTRACT OWNERS

CONTRIBUTION LIMITATIONS AND GENERAL REQUIREMENTS APPLICABLE TO QUALIFIED CONTRACTS

     The tax rules applicable to participants in a Qualified Plan (as defined in this prospectus) vary according to the type of plan and according to the terms and conditions of the specific plan. The information provided here regarding the tax consequences of Qualified Plans is intended to be only general in nature. You should consult with your tax adviser for the application of these rules to your specific facts before purchasing an annuity Contract for a Qualified Plan.

     Contributions under Qualified Plans may be either excludable from income if made through a salary reduction agreement or deductible from gross income with the exception of Roth IRAs. Salary reduction contributions are subject to limitations imposed by the IRC. Any contributions allowed to be made by the employer other than through salary reduction agreements are generally subject to additional limitations and are not discussed here. Further, contributions and investment earnings credited to the Contract Owner's account are generally not taxable until such amounts are distributed as defined by the IRC. Purchasing a Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage to that already available through the Qualified Plan.

     SECTION 403(b) TAX-DEFERRED ANNUITY -- A Section 403(b) tax-deferred (or tax-sheltered) annuity Contract is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Salary reduction contributions are limited to the lesser of $14,000 in 2005 ($15,000 in 2006) or 100% of income. Additional catch-up amounts, $4,000 in 2005 ($5,000 in 2006) may be contributed if the Contract Owner is age 50 or older. An additional special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Both the maximum salary reduction contribution and additional amount if you are age 50 or older continue to increase after 2006. Employer contributions are allowed with additional limitations under the Qualified Plan rules. Contributions and earnings are not included in the Annuitant's income until distributed. Distributions from Section 403(b) annuities generally cannot be made until the Annuitant attains age
59 1/2. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. Section 403(b) annuity Contract accumulations may be eligible for a tax-free rollover or transfer to another Section 403(b) annuity Contract or an eligible Qualified Plan. Section 403(b) annuities are subject to the required minimum distributions rules.

     SECTION 408 IRA -- Annual contributions (other than rollover contributions) to an IRA are limited to $4,000 for 2005. Additional catch-up contributions of $500 may be made if the Contract Owner is age 50 or older ($1,000 for 2006). Contribution limits to an IRA are reduced if contributions are also made to a Roth IRA. Contributions cannot be made after age 70 1/2 (this limitation does not apply to Roth IRAs). The amount of any annual contribution that will be deductible from gross income is based upon the individual's compensation, coverage under a retirement plan and marital status. For 2005, if the owner of the IRA Contract is covered by another Qualified Plan the deduction phases out when adjusted gross income ("AGI") is between $50,000 and $60,000 for single filers and between $70,000 and $80,000 for married individuals filing jointly. If the owner is not covered by a Qualified Plan but the owner's spouse is, the deduction phases out when AGI is between $150,000 and $160,000. IRA accumulations may be eligible for a tax-free rollover or transfer to another IRA or eligible Qualified Plan. IRAs are subject to required minimum distribution rules.

     SIMPLIFIED EMPLOYEE PENSION (SEP) -- If the contract is used for a SEP IRA plan and the Contract Owner has elected to make IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $14,000 for 2005. The additional catch-up amount if the individual is age 50 or older also applies, $4,000 for 2005 ($5,000 in 2006). Employer contributions are allowed subject to additional limitations and must be coordinated with other Qualified Plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and required minimum distribution rules apply the same as for IRAs.

     SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE IRA) -- If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $10,000. As with IRAs, additional contributions are allowed for individuals age 50 and older, $2,000 for 2005 ($2,500 for 2006). Employer contributions are also required and are coordinated with the elective deferral limitations of other Qualified Plans. Rollover rules are similar to IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required minimum distribution rules apply the same as those for IRAs.

     ROTH IRAs -- Annual contributions to a Roth IRA are limited to $4,000 for both the individual and the spouse. This amount has additional limitations based upon the Contract Owner's income and marital status. The annual contribution maximum is phased out when AGI is between $95,000 and $110,000 for single taxpayers and those taxpayers filing Head of Household, between $150,000 and $160,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separate. Contributions to an IRA are coordinated with Roth IRA contributions. An additional catch-up contribution is allowed if the individual is age 50 or older of $500 for 2005 ($1,000 for 2006). Contributions to a Roth IRA are not deductible and if the Contract has been in existence for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59 1/2 or becoming disabled). IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) can generally be rolled over or converted to a Roth IRA if the Contract Owner's AGI is $100,000 or less and the Contract Owner is not married filing a separate return. However, the converted amount is includable in income in the year of conversion. Roth IRAs are not subject to the required minimum distribution rules.

     SECTION 457(b) ELIGIBLE GOVERNMENTAL PLAN -- A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $14,000 for 2005 ($15,000 for 2006) or 100% of includable compensation. Additional catch-up amounts may be contributed if the Contract Owner is age 50 or older of $4,000 for 2005 ($5,000 for 2006). A special catch-up contribution is allowed in the last three years of employment before attaining normal retirement age. Contributions and earnings are not included in the Annuitant's income until distributed. Distributions are not generally allowed until the employee reaches age 70 1/2 except for severance from employment or for an unforeseeable emergency or severe financial hardship. Section 457(b) annuity Contract accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or an eligible Qualified Plan. Section 457(b) annuity Contracts are subject to the required minimum distribution rules.

     SECTION 401 -- Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must: meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for purposes other than the exclusive benefit of the plan participant and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis.

     ROLLOVERS -- A rollover, direct rollover or trustee-to-trustee transfer is a tax-free transfer of a distribution from a Qualified Plan to an eligible retirement plan. Distributions that are properly rolled over or transferred are not includable in income until they are ultimately paid out of the Contract. A
Section 401 plan can be rolled over or transferred to another Section 401 plan, an IRA, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan. An IRA can be rolled over or transferred to another IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan. A Section 403(b) tax-deferred annuity can be rolled over or transferred to an IRA, a
Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan. In all cases the eligible
Section 457 plan must separately account for amounts rolled over or transferred from other non-Section 457 plans.

     For a Section 403(b) annuity only amounts eligible for distribution can be rolled over. However, amounts may be transferred between tax-deferred annuities if the requirements of Revenue Ruling 90-24 are met. A SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over or transferred tax-free to an IRA, a qualified Section 401 plan, a Section 403(b) plan or a Section 457 plan. A Roth IRA can generally only be rolled over to another Roth IRA. If certain requirements are met, it may be possible to recharacterize a Roth IRA contribution as an IRA contribution.

TAXATION OF CONTRACT BENEFITS

     Amounts contributed through salary reduction, employer contributions or deductible amounts in the case of IRAs are not taxed at the time of contribution. Earnings are also not taxed as they accumulate within the annuity Contract. Except for qualified distributions from Roth IRAs or after-tax contributions, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the IRC.

     Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 401 and 403(b) plans will not be treated as distributions if the terms require repayment within five years (except loans to acquire a home); the loans have substantially level payments over the term of the loan; the loans do not exceed $50,000 and the loans are evidenced by a legally enforceable agreement. Loans are not allowed for IRAs.

     Qualified distributions from a Roth IRA are not taxable. A qualified distribution is any distribution made at least five years after issuance of the owner's first Roth IRA and made after attainment of age 59 1/2; as the result of death or disability; or as a qualified first-time homebuyer distribution.

ADDITIONAL TAXES

PREMATURE DISTRIBUTION TAX

     An additional tax (penalty tax) will apply to premature distributions from a Qualified Plan. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of IRAs to Roth IRAs and distributions from Section 457 plans. Certain payments may be exempt from the penalty tax depending on the type of Qualified Plan such as payments made: 1) after age 59 1/2, 2) as the result of death or disability, 3) that are part of a series of substantially equal periodic payments over the life expectancy of the owner or the joint lives of the owner and beneficiary, 4) after separation from service and attainment of age 55, 5) for medical care, 6) under a qualified domestic relations order (QDRO) and 7) to correct excess contributions or elective deferrals. If the Contract is an IRA or Roth IRA exception 4) listed above does not apply. In addition, for an IRA or Roth IRA there are additional exceptions, which include payments made: 1) for reimbursement of health insurance while the Contract Owner was unemployed, 2) for qualified education expenses and 3) for a qualified first-time home purchase.

     REQUIRED MINIMUM DISTRIBUTION TAX -- If the amount distributed from a Qualified Plan is less than the required minimum distribution for the year (discussed below), the Contract Owner is generally subject to a non-deductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

     REQUIRED MINIMUM DISTRIBUTIONS -- The Contract Owner of all Qualified Plans except Roth IRAs is generally required to take certain required minimum distributions during the Contract Owner's life and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner's death.

     The Contract Owner must take the first required distribution by the required beginning date and subsequent required distributions by December 31 of each year thereafter. Payments must be made over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for IRAs, SEPs and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. The required beginning date for Section 403(b) annuities and Section 457 plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2 or retires.

     Upon the death of the Contract Owner, the beneficiary must take distributions under one of the following two rules.

     1. If the Contract Owner dies on or after the required beginning date and has designated a beneficiary, any remaining balance must be distributed over the longer of the remaining life expectancy of the Contract Owner's designated beneficiary or the remaining life expectancy of the Contract Owner. If there is no designated beneficiary as of the date for determining a designated beneficiary, distributions shall continue over the remaining life expectancy of the Contract Owner.

     2. If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner's death. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Contract Owner's death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 70 1/2 or roll over the Contract to an IRA or any other eligible retirement plan.

     WITHHOLDING -- Mandatory federal income tax is generally required to be withheld at the rate of 20% on distributions from Qualified Plans. Exceptions to this rule include: distributions from IRAs or Roth IRAs; a direct rollover or direct transfer to an eligible retirement plan; periodic payments over the Contract Owner's life expectancy or the joint life expectancy of the Contract Owner and the beneficiary; periodic payments over a ten-year period; required minimum distributions; and hardship distributions.

     For all amounts not subject to the mandatory 20% withholding except Roth IRAs, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding. For all other payments withholding is at a rate of 10%. HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.

VOTING RIGHTS

     Unless otherwise restricted by the plan under which a Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

     The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the meeting. Shares for which no instructions are received are voted in the same proportion as the shares for which instructions have been received. Any Underlying Fund shares attributable to investment by HMLIC will be voted in proportion to the vote by Contract Owners who have Separate Account units. Contract Owners receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares.

OTHER INFORMATION

     LEGAL PROCEEDINGS -- There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. HMLIC is engaged in various kinds of routine litigation that, in HMLIC's judgment, are not material to its financial condition. None of this litigation relates to the Separate Account.

     REGISTRATION STATEMENT -- A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Contract. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. Statements contained in this prospectus as to the content of the Contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to these instruments as filed.

     COMMUNICATIONS TO CONTRACT OWNERS -- To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030 (toll-free).

     HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner's last known state of residence in accordance with the state's abandoned property laws.

     CONTRACT OWNER INQUIRIES -- A toll-free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

     FORMS AVAILABILITY -- Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030.

     NASD REGULATION'S PUBLIC DISCLOSURE PROGRAM -- Information about HM Investors and your agent is available from the NASD at www.nasd.com or by calling (800) 289-9999 (toll-free).

ADDITIONAL INFORMATION

     A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:

TOPIC                                        PAGE
-----                                        ----
General Information and History                2
Underwriter                                    2
Financial Statements                           2

     To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030
(toll-free).

     HORACE MANN LIFE INSURANCE COMPANY
     P.O. BOX 4657
     SPRINGFIELD, ILLINOIS 62708-4657

Please provide free of charge the following information:

_____ Statement of Additional Information dated May 2, 2005 for the Separate Account

Please mail the above document to:

----------------------------------------
(Name)

----------------------------------------
(Address)

----------------------------------------
(City/State/Zip)

                                   MAY 2, 2005

                       STATEMENT OF ADDITIONAL INFORMATION

               HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

       Individual Flexible Payment and Individual Single Payment
                       Variable Deferred Annuity Contracts

                       Horace Mann Life Insurance Company

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectuses, dated May 1, 2005, for Horace Mann Life Insurance Company Separate Account. A copy of the Prospectuses may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 535-7123 or by telephoning toll-free (800) 999-1030.

                                   MAY 2, 2005

TABLE OF CONTENTS

TOPIC                                                                  PAGE

     General Information and History................................... 2
     Underwriter....................................................... 2
     Financial Statements.............................................. 2

                         GENERAL INFORMATION AND HISTORY

Horace Mann Life Insurance Company ("HMLIC") sponsors the Horace Mann Life Insurance Company Separate Account (the "Separate Account"). HMLIC is a wholly-owned subsidiary of Allegiance Life Insurance Company, whose business is to engage in the business of insurance. HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the New York Stock Exchange.

                                   UNDERWRITER

HMLIC offers and sells the contracts on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. ("HM Investors"), a broker/dealer registered with the Securities and Exchange Commission and a member of the NASD. In addition, the contracts may be offered and sold through independent agents and other broker-dealers. HMLIC contracts with HM Investors, principal underwriter of the Separate Account, to distribute the variable contracts of HMLIC. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.
Commissions paid to HM Investors were, $3,642,750, $4,723,014 and $5,738,930 for the years ended 2002, 2003 and 2004, respectively. HM Investors does not retain any of these commissions. Commissions received by HM Investors are paid to registered representatives who sell contracts offered by the Prospectuses.

                              FINANCIAL STATEMENTS

KPMG LLP, independent registered public accounting firm for the Separate Account and HMLIC, has offices at 303 East Wacker Drive, Chicago, Illinois 60601. KPMG LLP representatives perform an audit of the financial statements of the Account annually and provide services related to Securities and Exchange Commission filings throughout the year and perform an annual audit of the statutory financial statements of HMLIC.

The financial statements of the Separate Account, including the auditors' reports thereon, are incorporated herein by reference from the Annual Report for the Separate Account for the year ended December 31, 2004. A copy of this Annual Report accompanies the Statement of Additional Information. Additional copies may be obtained, upon request and without charge, by contacting Horace Mann Life

Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The statutory financial statements for HMLIC, including the auditors' report thereon, which are included herein, should be considered only as bearing upon the ability of HMLIC to meet its obligations under the contracts.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholders
Horace Mann Life Insurance Company:

We have audited the accompanying statements of net assets of each of the forty portfolios comprising the Horace Mann Life Insurance Company Separate Account as of December 31, 2004, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the third party administrator in regard to separate accounts. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the forty portfolios comprising the Horace Mann Life Insurance Company Separate Account as of December 31, 2004, the results of their operations, changes in their net assets and financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Chicago, Illinois
April 28, 2005

HORACE MANN LIFE INSURANCE COMPANY                            2004 ANNUAL REPORT
SEPARATE ACCOUNT

STATEMENTS OF NET ASSETS

DECEMBER 31, 2004

                                                                              ACCOUNT DIVISION

                                                                                                           WILSHIRE VIT
                                                   WILSHIRE VIT       WILSHIRE VIT       WILSHIRE VIT       SHORT-TERM
                                                   EQUITY FUND       BALANCED FUND       INCOME FUND      INVESTMENT FUND
                                                    HM SHARES          HM SHARES          HM SHARES          HM SHARES
--------------------------------------------------------------------------------------------------------------------------
ASSETS
               Investments at market value       $    301,633,499   $    261,599,493   $     21,963,766   $      2,940,774
--------------------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                     $    301,633,499   $    261,599,493   $     21,963,766   $      2,940,774
==========================================================================================================================
NET ASSETS
               Net Assets (Indefinite
               units authorized)
                  Active Contract Owners              299,968,246        260,586,914         21,851,990          2,927,081
                  Retired Contract Owners               1,665,253          1,012,579            111,776             13,693
--------------------------------------------------------------------------------------------------------------------------

 TOTAL NET ASSETS                                $    301,633,499   $    261,599,493   $     21,963,766   $      2,940,774
==========================================================================================================================
               Total units                             14,024,912         13,172,538          1,300,042            270,993
               Blended unit value (Net assets
               divided by total units held)      $          21.51   $          19.86   $          16.89   $          10.85

INVESTMENTS
               Cost of investments               $    323,693,439   $    261,264,015   $     22,835,919   $      2,960,926
               Unrealized appreciation
                (depreciation) on investments    $    (22,059,940)  $        335,478   $       (872,153)  $        (20,152)

               Number of shares in
                underlying mutual funds                14,134,648         14,573,824          1,806,227            290,878

Total Net Assets Represented by:
    Number of units outstanding:
        M&E Rate .0000                                      7,357              9,353                  8                 10
        M&E Rate .0029                                    411,900                  -                  -                  -
        M&E Rate .0039                                    117,268                  -                  -                  -
        M&E Rate .0095                                     55,483             73,428             89,317             20,983
        M&E Rate .0105                                          -                  -                  -                  -
        M&E Rate .0115                                          -                  -                  -                  -
        M&E Rate .0125                                 13,354,870         13,033,346          1,201,525            248,646
        Retired Payout                                     78,034             56,411              9,192              1,354

Unit Value (Net assets divided by
    units outstanding)
        M&E Rate .0000                           $          22.67   $          20.97   $          17.85   $          11.45
        M&E Rate .0029                           $          22.39   $              -   $              -   $              -
        M&E Rate .0039                           $          22.29   $              -   $              -   $              -
        M&E Rate .0095                           $          21.78   $          20.13   $          17.14   $          10.99
        M&E Rate .0105                           $              -   $              -   $              -   $              -
        M&E Rate .0115                           $              -   $              -   $              -   $              -
        M&E Rate .0125                           $          21.47   $          19.87   $          16.91   $          10.84
        Retired Payout                           $          21.34   $          17.95   $          12.16   $          10.11

                                                                              ACCOUNT DIVISION

                                                   WILSHIRE VIT       WILSHIRE VIT       WILSHIRE VIT         WILSHIRE
                                                    SMALL CAP        INTERNATIONAL         SOCIALLY          5000 INDEX
                                                   GROWTH FUND        EQUITY FUND      RESPONSIBLE FUND      PORTFOLIO-
                                                    HM SHARES          HM SHARES          HM SHARES        INSTITUTIONAL
--------------------------------------------------------------------------------------------------------------------------
ASSETS
               Investments at market value       $     51,123,355   $     36,179,259   $     76,641,597   $     19,478,297
--------------------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                     $     51,123,355   $     36,179,259   $     76,641,597   $     19,478,297
==========================================================================================================================
NET ASSETS
               Net Assets (Indefinite
               units authorized)
                  Active Contract Owners               51,123,355         36,179,259         76,641,597         19,478,297
                  Retired Contract Owners                       -                  -                  -                  -
--------------------------------------------------------------------------------------------------------------------------

 TOTAL NET ASSETS                                $     51,123,355   $     36,179,259   $     76,641,597   $     19,478,297
==========================================================================================================================

               Total units                              4,302,146          3,099,530          4,612,921          1,924,243
               Blended unit value (Net assets
               divided by total units held)      $          11.88   $          11.67   $          16.61   $          10.12

INVESTMENTS
               Cost of investments               $     63,827,849   $     32,836,130   $     66,389,347   $     19,253,819
               Unrealized appreciation
                 (depreciation) on investments   $    (12,704,494)  $      3,343,129   $     10,252,250   $        224,478

               Number of shares in
                 underlying mutual funds                4,146,241          3,037,708          4,970,259          1,926,316

Total Net Assets Represented by:
    Number of units outstanding:
        M&E Rate .0000                                      9,028              2,959              7,283              3,300
        M&E Rate .0029                                          -                  -                  -                  -
        M&E Rate .0039                                          -                  -                  -                  -
        M&E Rate .0095                                     51,453             61,609             39,075             27,641
        M&E Rate .0105                                          -                  -                  -                  -
        M&E Rate .0115                                          -                  -                  -                  -
        M&E Rate .0125                                  4,241,665          3,034,962          4,566,563          1,893,302
        Retired Payout                                          -                  -                  -                  -

Unit Value (Net assets divided by
    units outstanding)
        M&E Rate .0000                           $          12.55   $          12.32   $          17.53   $          10.68
        M&E Rate .0029                           $              -   $              -   $              -   $              -
        M&E Rate .0039                           $              -   $              -   $              -   $              -
        M&E Rate .0095                           $          12.04   $          11.82   $          16.83   $          10.25
        M&E Rate .0105                           $              -   $              -   $              -   $              -
        M&E Rate .0115                           $              -   $              -   $              -   $              -
        M&E Rate .0125                           $          11.88   $          11.67   $          16.61   $          10.12
        Retired Payout                           $              -   $              -   $              -   $              -

                     See notes to the financial statements.

                                                                              ACCOUNT DIVISION

                                                     WILSHIRE           WILSHIRE           WILSHIRE           WILSHIRE
                                                 LARGE CO. GROWTH      5000 INDEX      LARGE CO. GROWTH   LARGE CO. VALUE
                                                    PORTFOLIO-         PORTFOLIO-         PORTFOLIO-         PORTFOLIO-
                                                  INSTITUTIONAL        INVESTMENT         INVESTMENT         INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
ASSETS
               Investments at market value       $     21,293,761   $      7,833,095   $      9,962,280   $     17,633,502
--------------------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                     $     21,293,761   $      7,833,095   $      9,962,280   $     17,633,502
==========================================================================================================================
NET ASSETS
               Net Assets (Indefinite
               units authorized)
                  Active Contract Owners               21,293,761          7,833,095          9,962,280         17,633,502
                  Retired Contract Owners                       -                  -                  -                  -
--------------------------------------------------------------------------------------------------------------------------

 TOTAL NET ASSETS                                $     21,293,761   $      7,833,095   $      9,962,280   $     17,633,502
==========================================================================================================================
               Total units                                680,361            787,993            324,321            729,103
               Blended unit value (Net assets
               divided by total units held)      $          31.30   $           9.94   $          30.72   $          24.19

INVESTMENTS
               Cost of investments               $     23,530,264   $      6,740,801   $      8,933,329   $     15,736,763
               Unrealized appreciation
                 (depreciation) on investments   $     (2,236,503)  $      1,092,294   $      1,028,951   $      1,896,739

               Number of shares in
                 underlying mutual funds                  662,724            776,237            313,279            801,846

Total Net Assets Represented by:
    Number of units outstanding:
        M&E Rate .0000                                        931                 17                  4                 10
        M&E Rate .0029                                          -                  -                  -                  -
        M&E Rate .0039                                          -                  -                  -                  -
        M&E Rate .0095                                      2,949            100,788             39,972             42,668
        M&E Rate .0105                                          -                  -                  -                  -
        M&E Rate .0115                                          -                  -                  -                  -
        M&E Rate .0125                                    676,481            687,188            284,345            686,425
        Retired Payout                                          -                  -                  -                  -

Unit Value (Net assets divided by
    units outstanding)
        M&E Rate .0000                           $          33.05   $          10.52   $          32.45   $          25.43
        M&E Rate .0029                           $              -   $              -   $              -   $              -
        M&E Rate .0039                           $              -   $              -   $              -   $              -
        M&E Rate .0095                           $          31.70   $          10.10   $          31.03   $          24.38
        M&E Rate .0105                           $              -   $              -   $              -   $              -
        M&E Rate .0115                           $              -   $              -   $              -   $              -
        M&E Rate .0125                           $          31.29   $           9.92   $          30.67   $          24.09
        Retired Payout                           $              -   $              -   $              -   $              -

                                                                              ACCOUNT DIVISION

                                                     WILSHIRE           WILSHIRE         T.ROWE PRICE       T.ROWE PRICE
                                                  SMALL CO. VALUE   SMALL CO. GROWTH      SMALL-CAP          SMALL-CAP
                                                    PORTFOLIO-         PORTFOLIO-         VALUE FUND         STOCK FUND
                                                    INVESTMENT         INVESTMENT       ADVISOR CLASS      ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------------------
ASSETS
               Investments at market value       $      3,315,399   $      2,471,845   $     17,957,864   $     14,483,081
--------------------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                     $      3,315,399   $      2,471,845   $     17,957,864   $     14,483,081
==========================================================================================================================
NET ASSETS
               Net Assets (Indefinite
               units authorized)
                  Active Contract Owners                3,315,399       2,471,845.00         17,957,864         14,483,081
                   Retired Contract Owners                      -                  -                  -                  -
--------------------------------------------------------------------------------------------------------------------------

TOTAL NET ASSETS                                 $      3,315,399   $      2,471,845   $     17,957,864   $     14,483,081
==========================================================================================================================
               Total units                                140,474            121,774            439,605            401,917
               Blended unit value (Net assets
               divided by total units held)      $          23.60   $          20.30   $          40.85   $          36.03

INVESTMENTS
               Cost of investments               $      2,712,519   $      1,978,871   $     12,686,158   $     11,428,985
               Unrealized appreciation
                 (depreciation) on investments   $        602,880   $        492,974   $      5,271,706   $      3,054,096

               Number of shares in
                 underlying mutual funds                  152,737            139,133            505,857            457,168

Total Net Assets Represented by:
    Number of units outstanding:
        M&E Rate .0000                                      1,446                610              3,237                  7
        M&E Rate .0029                                          -                  -                  -                  -
        M&E Rate .0039                                          -                  -                  -                  -
        M&E Rate .0095                                      9,258              8,713             17,451             22,457
        M&E Rate .0105                                          -                  -                  -                  -
        M&E Rate .0115                                          -                  -                  -                  -
        M&E Rate .0125                                    129,770            112,451            418,917            379,453
        Retired Payout                                          -                  -                  -                  -

Unit Value (Net assets divided by
    units outstanding)
        M&E Rate .0000                           $          24.60   $          21.86   $          43.06   $          38.01
        M&E Rate .0029                           $              -   $              -   $              -   $              -
        M&E Rate .0039                           $              -   $              -   $              -   $              -
        M&E Rate .0095                           $          23.52   $          21.02   $          41.26   $          36.37
        M&E Rate .0105                           $              -   $              -   $              -   $              -
        M&E Rate .0115                           $              -   $              -   $              -   $              -
        M&E Rate .0125                           $          23.32   $          20.20   $          40.82   $          36.01
        Retired Payout                           $              -   $              -   $              -   $              -

                     See notes to the financial statements.

                                                                              ACCOUNT DIVISION

                                                   FIDELITY VIP
                                                     GROWTH &         FIDELITY VIP       FIDELITY VIP       FIDELITY VIP
                                                      INCOME           INDEX 500           MID CAP             GROWTH
                                                    PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
ASSETS
               Investments at market value       $     10,812,187   $     37,811,520   $     27,532,251   $     31,546,843

--------------------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                     $     10,812,187   $     37,811,520   $     27,532,251   $     31,546,843
==========================================================================================================================

NET ASSETS
               Net Assets (Indefinite
               units authorized)
                  Active Contract Owners               10,812,187         37,811,520         27,532,251         31,546,843
                  Retired Contract Owners                       -                  -                  -                  -
--------------------------------------------------------------------------------------------------------------------------

TOTAL NET ASSETS                                 $     10,812,187   $     37,811,520   $     27,532,251   $     31,546,843
==========================================================================================================================

               Total units                                757,537            277,917            954,231            974,205
               Blended unit value (Net assets
               divided by total units held)      $          14.27   $         136.05   $          28.85   $          32.38

INVESTMENTS
               Cost of investments               $      9,828,133   $     33,754,819   $     18,576,486   $     31,572,647
               Unrealized appreciation
                 (depreciation) on investments   $        984,054   $      4,056,701   $      8,955,765   $        (25,804)

               Number of shares in
                 underlying mutual funds                  788,634            276,582            921,428            997,056

Total Net Assets Represented by:
    Number of units outstanding:
        M&E Rate .0000                                      3,612                379                407                449
        M&E Rate .0029                                          -                  -                  -                  -
        M&E Rate .0039                                          -                  -                  -                  -
        M&E Rate .0095                                     70,814             14,943             44,701             48,757
        M&E Rate .0105                                          -                  -                  -                  -
        M&E Rate .0115                                          -                  -                  -                  -
        M&E Rate .0125                                    683,111            262,595            909,123            924,999
        Retired Payout                                          -                  -                  -                  -

Unit Value (Net assets divided by
    units outstanding)
        M&E Rate .0000                           $          15.04   $         143.78   $          30.42   $          34.17
        M&E Rate .0029                                              $              -   $              -   $              -
        M&E Rate .0039                                              $              -   $              -   $              -
        M&E Rate .0095                           $          14.43   $         133.70   $          29.19   $          32.69
        M&E Rate .0105                           $              -   $              -   $              -   $              -
        M&E Rate .0115                           $              -   $              -   $              -   $              -
        M&E Rate .0125                           $          14.25   $         136.18   $          28.84   $          32.37
        Retired Payout                           $              -   $              -   $              -   $              -

                                                                              ACCOUNT DIVISION

                                                   FIDELITY VIP       FIDELITY VIP       FIDELITY VIP          DAVIS
                                                     OVERSEAS         HIGH INCOME      INVESTMENT GRADE        VALUE
                                                    PORTFOLIO          PORTFOLIO        BOND PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
ASSETS

               Investments at market value       $     12,405,767   $      2,507,235   $     15,156,639   $      7,064,779
--------------------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                     $     12,405,767   $      2,507,235   $     15,156,639   $      7,064,779
==========================================================================================================================

NET ASSETS
               Net Assets (Indefinite
               units authorized)
                  Active Contract Owners               12,405,767          2,507,235         15,156,639          7,064,779
                  Retired Contract Owners                       -                  -                  -                  -
--------------------------------------------------------------------------------------------------------------------------

TOTAL NET ASSETS                                 $     12,405,767   $      2,507,235   $     15,156,639   $      7,064,779
==========================================================================================================================

               Total units                                643,917            256,027            975,233            612,231
               Blended unit value (Net assets
               divided by total units held)      $          19.27   $           9.79   $          15.54   $          11.54

INVESTMENTS
               Cost of investments               $     10,753,646   $      2,421,969   $     15,081,610   $      5,940,777
               Unrealized appreciation
                 (depreciation) on investments   $      1,652,121   $         85,266   $         75,029   $      1,124,002

               Number of shares in
                 underlying mutual funds                  713,385            362,841          1,158,766            599,726

Total Net Assets Represented by:
    Number of units outstanding:
        M&E Rate .0000                                        888                 20                 17                 17
        M&E Rate .0029                                          -                  -                  -                  -
        M&E Rate .0039                                          -                  -                  -                  -
        M&E Rate .0095                                     38,468             37,187            117,712             42,859
        M&E Rate .0105                                          -                  -                  -                  -
        M&E Rate .0115                                          -                  -                  -                  -
        M&E Rate .0125                                    604,561            218,820            857,504            569,355
        Retired Payout                                          -                  -                  -                  -

Unit Value (Net assets divided by
    units outstanding)
        M&E Rate .0000                           $          20.32   $          10.31   $          16.38   $          12.26
        M&E Rate .0029                           $              -   $              -   $              -   $              -
        M&E Rate .0039                           $              -   $              -   $              -   $              -
        M&E Rate .0095                           $          19.50   $           9.93   $          15.67   $          11.77
        M&E Rate .0105                           $              -   $              -   $              -   $              -
        M&E Rate .0115                           $              -   $              -   $              -   $              -
        M&E Rate .0125                           $          19.25   $           9.77   $          15.52   $          11.52
        Retired Payout                           $              -   $              -   $              -   $              -

                     See notes to the financial statements.

                                                                           ACCOUNT DIVISION

                                                                         STRONG          J.P. MORGAN          RAINIER
                                                      STRONG            MID CAP        U.S. DISCIPLINED    SMALL/MID CAP
                                                   OPPORTUNITY           GROWTH             EQUITY             EQUITY
                                                     FUND II            FUND II           PORTFOLIO          PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
ASSETS
               Investments at market value       $      9,521,371   $      8,123,906   $     15,116,981   $     10,602,737
 -------------------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                     $      9,521,371   $      8,123,906   $     15,116,981   $     10,602,737
==========================================================================================================================

NET ASSETS
               Net Assets (Indefinite
               units authorized)
                  Active Contract Owners                9,521,371          8,123,906         15,116,981         10,602,737
                  Retired Contract Owners                       -                  -                  -                  -
--------------------------------------------------------------------------------------------------------------------------

TOTAL NET ASSETS                                 $      9,521,371   $      8,123,906   $     15,116,981   $     10,602,737
==========================================================================================================================

               Total units                                317,641            479,241          1,143,649            303,239
               Blended unit value (Net assets
               divided by total units held)      $          29.98   $          16.95   $          13.22   $          34.96

INVESTMENTS
               Cost of investments               $      8,031,363   $      7,949,247   $     13,592,466   $      8,275,239
               Unrealized appreciation
                 (depreciation) on investments   $      1,490,008   $        174,659   $      1,524,515   $      2,327,498

               Number of shares in
                 underlying mutual funds                  424,115            496,572          1,112,360            365,108

Total Net Assets Represented by:
    Number of units outstanding:
        M&E Rate .0000                                          7              3,479                 12                373
        M&E Rate .0029                                          -                  -                  -                  -
        M&E Rate .0039                                          -                  -                  -                  -
        M&E Rate .0095                                     13,146             20,742             71,779             23,948
        M&E Rate .0105                                          -                  0                  -                  -
        M&E Rate .0115                                          -                  0                  -                  -
        M&E Rate .0125                                    304,488            455,020          1,071,858            278,918
        Retired Payout                                          -                  -                  -                  -

Unit Value (Net assets divided by
    units outstanding)
        M&E Rate .0000                           $          31.54   $          17.90   $          13.94   $          36.88
        M&E Rate .0029                           $              -   $              -   $              -   $              -
        M&E Rate .0039                           $              -   $              -   $              -   $              -
        M&E Rate .0095                           $          30.22   $          17.10   $          13.39   $          35.36
        M&E Rate .0105                           $              -   $              -   $              -   $              -
        M&E Rate .0115                           $              -   $              -   $              -   $              -
        M&E Rate .0125                           $          29.96   $          16.94   $          13.21   $          34.93
        Retired Payout                           $              -   $              -   $              -   $              -

                                                                           ACCOUNT DIVISION

                                                    NEUBERGER                                              CREDIT SUISSE
                                                      BERMAN            ALLIANCE            PUTNAM           SMALL CO.
                                                     GENESIS         PREMIER GROWTH        VT VISTA            GROWTH
                                                       FUND            PORTFOLIO             FUND            PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
ASSETS
               Investments at market value       $     17,832,489   $     18,913,881   $      6,067,620   $      4,634,469
--------------------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                     $     17,832,489   $     18,913,881   $      6,067,620   $      4,634,469
==========================================================================================================================

NET ASSETS
               Net Assets (Indefinite
               units authorized)
                  Active Contract Owners               17,832,489         18,913,881          6,067,620          4,634,469
                  Retired Contract Owners                       -                  -                  -                  -
--------------------------------------------------------------------------------------------------------------------------

TOTAL NET ASSETS                                 $     17,832,489   $     18,913,881   $      6,067,620   $      4,634,469
==========================================================================================================================

               Total units                                642,198            818,599            447,976            248,475
               Blended unit value (Net assets
               divided by total units held)      $          27.77   $          23.11   $          13.54   $          18.65

INVESTMENTS
               Cost of investments               $     13,465,011   $     19,132,119   $      5,206,269   $      3,921,108
               Unrealized appreciation
                 (depreciation) on investments   $      4,367,478   $       (218,238)  $        861,351   $        713,361

               Number of shares in
                 underlying mutual funds                  713,299            818,428            488,143            302,907

Total Net Assets Represented by:
    Number of units outstanding:
        M&E Rate .0000                                        470                486                  8                  7
        M&E Rate .0029                                          -                  -                  -                  -
        M&E Rate .0039                                          -                  -                  -                  -
        M&E Rate .0095                                     48,790             40,081             30,018              9,538
        M&E Rate .0105                                          -                  -                  -                  -
        M&E Rate .0115                                          -                  -                  -                  -
        M&E Rate .0125                                    592,938            778,032            417,950            238,930
        Retired Payout                                          -                  -                  -                  -

Unit Value (Net assets divided by
    units outstanding)
        M&E Rate .0000                           $          29.29   $          24.37   $          14.28   $          19.68
        M&E Rate .0029                           $              -   $              -   $              -   $              -
        M&E Rate .0039                           $              -   $              -   $              -   $              -
        M&E Rate .0095                           $          27.90   $          23.28   $          13.71   $          18.84
        M&E Rate .0105                           $              -   $              -   $              -   $              -
        M&E Rate .0115                           $              -   $              -   $              -   $              -
        M&E Rate .0125                           $          27.76   $          23.10   $          13.53   $          18.64
        Retired Payout                           $              -   $              -   $              -   $              -

                     See notes to the financial statements.

                                                                            ACCOUNT DIVISION

                                                                                           DELAWARE           DELAWARE
                                                                         ARIEL            VIP GROWTH         VIP TREND
                                                      ARIEL           APPRECIATION      OPPORTUNITIES          SERIES
                                                       FUND               FUND          SERVICE CLASS      SERVICE CLASS
--------------------------------------------------------------------------------------------------------------------------
ASSETS
               Investments at market value       $     26,452,998   $     38,334,735   $        173,702   $         68,862
--------------------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                     $     26,452,998   $     38,334,735   $        173,702   $         68,862
==========================================================================================================================

NET ASSETS
               Net Assets (Indefinite
               units authorized)
                  Active Contract Owners               26,452,998         38,334,735            173,702             68,862
                  Retired Contract Owners                       -                  -                  -                  -
--------------------------------------------------------------------------------------------------------------------------

 TOTAL NET ASSETS                                $     26,452,998   $     38,334,735   $        173,702   $         68,862
==========================================================================================================================

               Total units                                486,122            798,279             11,064              2,275
               Blended unit value (Net assets
               divided by total units held)      $          54.42   $          48.02   $          15.70   $          30.27

INVESTMENTS
               Cost of investments               $     20,522,537   $     31,118,100   $        155,156   $         61,370
               Unrealized appreciation
                 (depreciation) on investments   $      5,930,461   $      7,216,635   $         18,546   $          7,492

               Number of shares in
                 underlying mutual funds                  497,517            804,169             10,987              2,261

Total Net Assets Represented by:
    Number of units outstanding:
        M&E Rate .0000                                        434              1,218                  -                  -
        M&E Rate .0029                                          -                  -                  -                  -
        M&E Rate .0039                                          -                  -                  -                  -
        M&E Rate .0095                                     36,450             52,986                 51                715
        M&E Rate .0105                                          -                  -                  -                  -
        M&E Rate .0115                                          -                  -                  -                  -
        M&E Rate .0125                                    449,238            744,075             11,013              1,560
        Retired Payout                                          -                  -                  -                  -

Unit Value (Net assets divided by
    units outstanding)
        M&E Rate .0000                           $          56.89   $          50.20   $              -   $              -
        M&E Rate .0029                           $              -   $              -   $              -   $              -
        M&E Rate .0039                           $              -   $              -   $              -   $              -
        M&E Rate .0095                           $          54.94   $          48.48   $          15.72   $          30.31
        M&E Rate .0105                           $              -   $              -   $              -   $              -
        M&E Rate .0115                           $              -   $              -   $              -   $              -
        M&E Rate .0125                           $          54.37   $          47.99   $          15.70   $          30.25
        Retired Payout                           $              -   $              -   $              -   $              -

                                                                            ACCOUNT DIVISION

                                                  DREYFUS MIDCAP     GOLDMAN SACHS       LORD ABBETT       ROYCE CAPITAL
                                                      STOCK             VIT CORE         SERIES FUND            FUND
                                                     SERVICE           SMALL CAP            GROWTH           SMALL CAP
                                                      SHARES          EQUITY FUND       OPPORTUNITIES        PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
ASSETS
               Investments at market value       $        171,393   $        261,401   $        296,065   $        878,383
--------------------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                     $        171,393   $        261,401   $        296,065   $        878,383
==========================================================================================================================

NET ASSETS
               Net Assets (Indefinite
               units authorized)
                  Active Contract Owners                  171,393            261,401            296,065            878,383
                  Retired Contract Owners                       -                  -                  -                  -
 -------------------------------------------------------------------------------------------------------------------------

 TOTAL NET ASSETS                                $        171,393   $        261,401   $        296,065   $        878,383
 =========================================================================================================================

               Total units                                  9,576             17,423             22,415             93,281
               Blended unit value (Net assets
               divided by total units held)      $          17.90   $          15.00   $          13.21   $           9.42

INVESTMENTS
               Cost of investments               $        159,170   $        247,092   $        264,414   $        839,342
               Unrealized appreciation
                 (depreciation) on investments   $         12,223   $         14,309   $         31,651   $         39,041

               Number of shares in
                 underlying mutual funds                    9,755             18,153             22,260             97,598

Total Net Assets Represented by:
    Number of units outstanding:
        M&E Rate .0000                                          -                  -                  -                  -
        M&E Rate .0029                                          -                  -                  -                  -
        M&E Rate .0039                                          -                  -                  -                  -
        M&E Rate .0095                                        742                593                578              8,074
        M&E Rate .0105                                          -                  -                  -                  -
        M&E Rate .0115                                          -                  -                  -                  -
        M&E Rate .0125                                      8,834             16,830             21,837             85,207
        Retired Payout                                          -                  -                  -                  -

Unit Value (Net assets divided by
    units outstanding)
        M&E Rate .0000                           $              -   $              -   $              -   $              -
        M&E Rate .0029                           $              -   $              -   $              -   $              -
        M&E Rate .0039                           $              -   $              -   $              -   $              -
        M&E Rate .0095                           $          17.93   $          15.03   $          13.23   $           9.43
        M&E Rate .0105                           $              -   $              -   $              -   $              -
        M&E Rate .0115                           $              -   $              -   $              -   $              -
        M&E Rate .0125                           $          17.90   $          15.00   $          13.21   $           9.41
        Retired Payout                           $              -   $              -   $              -   $              -

                     See notes to the financial statements.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                             ACCOUNT DIVISION

                                                                                                           WILSHIRE VIT
                                                  WILSHIRE VIT       WILSHIRE VIT       WILSHIRE VIT        SHORT-TERM
                                                  EQUITY FUND       BALANCED FUND       INCOME FUND      INVESTMENT FUND
                                                   HM SHARES          HM SHARES          HM SHARES          HM SHARES
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   Dividend income distribution                 $      3,938,380   $      6,589,982   $      1,204,182   $         32,589
-------------------------------------------------------------------------------------------------------------------------

   Net investment income                        $      3,938,380   $      6,589,982   $      1,204,182   $         32,589
=========================================================================================================================

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS

   Capital gain distribution                                   -                  -                  -                  -

   Net realized gain (loss) on investments            (4,492,637)        (1,247,575)           (92,592)            (3,531)

   Net unrealized appreciation
   (depreciation) on investments                      28,883,404         14,898,333            (98,659)             6,465
-------------------------------------------------------------------------------------------------------------------------

   Net gain (loss) on investments                     24,390,767         13,650,758           (191,251)             2,934
-------------------------------------------------------------------------------------------------------------------------

EXPENSES
   Mortality and expense
       risk charge (Note 1)                           (3,526,651)        (3,209,708)          (254,874)           (37,271)
-------------------------------------------------------------------------------------------------------------------------

   Total Expenses                                     (3,526,651)        (3,209,708)          (254,874)           (37,271)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
    IN NET ASSETS RESULTING
    FROM OPERATIONS                             $     24,802,496   $     17,031,032   $        758,056   $         (1,748)
=========================================================================================================================

                                                                             ACCOUNT DIVISION

                                                  WILSHIRE VIT       WILSHIRE VIT       WILSHIRE VIT         WILSHIRE
                                                   SMALL CAP        INTERNATIONAL         SOCIALLY          5000 INDEX
                                                  GROWTH FUND        EQUITY FUND      RESPONSIBLE FUND      PORTFOLIO-
                                                   HM SHARES          HM SHARES          HM SHARES        INSTITUTIONAL
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   Dividend income distribution                 $              -   $        472,537   $        999,674   $        250,836
-------------------------------------------------------------------------------------------------------------------------

   Net investment income                        $              -   $        472,537   $        999,674   $        250,836
=========================================================================================================================

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS

   Capital gain distribution                                   -                  -                  -                  -

   Net realized gain (loss) on investments            (2,932,405)         2,234,522            278,962           (406,833)

   Net unrealized appreciation
   (depreciation) on investments                       4,888,309            813,826          7,792,639          2,152,247
-------------------------------------------------------------------------------------------------------------------------

   Net gain (loss) on investments                      1,955,904          3,048,348          8,071,600          1,745,414
-------------------------------------------------------------------------------------------------------------------------

EXPENSES
   Mortality and expense
       risk charge (Note 1)                             (623,643)          (415,193)          (895,752)          (224,032)
-------------------------------------------------------------------------------------------------------------------------

   Total Expenses                                       (623,643)          (415,193)          (895,752)          (224,032)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
    IN NET ASSETS RESULTING
    FROM OPERATIONS                             $      1,332,261   $      3,105,692   $      8,175,522   $      1,772,218
=========================================================================================================================

                     See notes to the financial statements.

                                                                             ACCOUNT DIVISION

                                                    WILSHIRE           WILSHIRE           WILSHIRE           WILSHIRE
                                                LARGE CO. GROWTH      5000 INDEX      LARGE CO. GROWTH   LARGE CO. VALUE
                                                   PORTFOLIO-         PORTFOLIO-         PORTFOLIO-         PORTFOLIO-
                                                 INSTITUTIONAL        INVESTMENT         INVESTMENT         INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   Dividend income distribution                 $         92,255   $         80,023   $          9,185   $      1,006,927
-------------------------------------------------------------------------------------------------------------------------

   Net investment income                        $         92,255   $         80,023   $          9,185   $      1,006,927
=========================================================================================================================

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS

   Capital gain distribution                                   -                  -                  -                  -

   Net realized gain (loss) on investments              (526,831)           (14,918)           (44,882)             2,334

   Net unrealized appreciation
   (depreciation) on investments                       1,842,455            667,642            648,256            970,936
-------------------------------------------------------------------------------------------------------------------------

   Net gain (loss) on investments                      1,315,624            652,724            603,374            973,270
-------------------------------------------------------------------------------------------------------------------------

EXPENSES
   Mortality and expense
       risk charge (Note 1)                             (247,123)           (74,442)           (97,015)          (185,171)
-------------------------------------------------------------------------------------------------------------------------

   Total Expenses                                       (247,123)           (74,442)           (97,015)          (185,171)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
    IN NET ASSETS RESULTING
    FROM OPERATIONS                             $      1,160,756   $        658,305   $        515,544   $      1,795,026
=========================================================================================================================

                                                                             ACCOUNT DIVISION

                                                    WILSHIRE           WILSHIRE         T.ROWE PRICE       T.ROWE PRICE
                                                SMALL CO. VALUE    SMALL CO. GROWTH      SMALL-CAP          SMALL-CAP
                                                   PORTFOLIO-         PORTFOLIO-         VALUE FUND         STOCK FUND
                                                   INVESTMENT         INVESTMENT       ADVISOR CLASS      ADVISOR CLASS
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   Dividend income distribution                 $        345,957   $         94,902   $        585,951   $        581,710
-------------------------------------------------------------------------------------------------------------------------

   Net investment income                        $        345,957   $         94,902   $        585,951   $        581,710
=========================================================================================================================

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS

   Capital gain distribution                                   -                  -                  -                  -

   Net realized gain (loss) on investments                88,807             45,151            309,295            133,279

   Net unrealized appreciation
   (depreciation) on investments                         157,681            202,774          2,660,429          1,491,080
-------------------------------------------------------------------------------------------------------------------------

   Net gain (loss) on investments                        246,488            247,925          2,969,724          1,624,359
-------------------------------------------------------------------------------------------------------------------------

EXPENSES
   Mortality and expense
       risk charge (Note 1)                              (33,385)           (24,130)          (186,070)          (152,813)
-------------------------------------------------------------------------------------------------------------------------

   Total Expenses                                        (33,385)           (24,130)          (186,070)          (152,813)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
    IN NET ASSETS RESULTING
    FROM OPERATIONS                             $        559,060   $        318,697   $      3,369,605   $      2,053,256
=========================================================================================================================

                     See notes to the financial statements.

                                                                             ACCOUNT DIVISION

                                                  FIDELITY VIP
                                                    GROWTH &         FIDELITY VIP       FIDELITY VIP       FIDELITY VIP
                                                     INCOME           INDEX 500           MID CAP             GROWTH
                                                   PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   Dividend income distribution                 $         59,181   $        318,688   $              -   $         33,262
-------------------------------------------------------------------------------------------------------------------------

   Net investment income                        $         59,181   $        318,688   $              -   $         33,262
=========================================================================================================================

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS

   Capital gain distribution                                   -                  -                  -                  -

   Net realized gain (loss) on investments               (47,316)          (147,985)           269,816           (314,511)

   Net unrealized appreciation
   (depreciation) on investments                         555,756          3,194,767          4,915,096          1,243,824
-------------------------------------------------------------------------------------------------------------------------

   Net gain (loss) on investments                        508,440          3,046,782          5,184,912            929,313
-------------------------------------------------------------------------------------------------------------------------

EXPENSES
   Mortality and expense
       risk charge (Note 1)                             (108,651)          (383,061)          (268,486)          (340,880)
-------------------------------------------------------------------------------------------------------------------------

   Total Expenses                                       (108,651)          (383,061)          (268,486)          (340,880)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
    IN NET ASSETS RESULTING
    FROM OPERATIONS                             $        458,970   $      2,982,409   $      4,916,426   $        621,695
=========================================================================================================================

                                                                             ACCOUNT DIVISION

                                                  FIDELITY VIP       FIDELITY VIP       FIDELITY VIP          DAVIS
                                                    OVERSEAS         HIGH INCOME      INVESTMENT GRADE        VALUE
                                                   PORTFOLIO          PORTFOLIO        BOND PORTFOLIO       PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   Dividend income distribution                 $         81,543   $        142,920   $        975,247   $         55,680
-------------------------------------------------------------------------------------------------------------------------

   Net investment income                        $         81,543   $        142,920   $        975,247   $         55,680
=========================================================================================================================

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS

   Capital gain distribution                                   -                  -                  -                  -

   Net realized gain (loss) on investments                95,402              4,214             36,437               (752)

   Net unrealized appreciation
   (depreciation) on investments                       1,184,678             58,556           (416,192)           673,975
-------------------------------------------------------------------------------------------------------------------------

   Net gain (loss) on investments                      1,280,080             62,770           (379,755)           673,223
-------------------------------------------------------------------------------------------------------------------------

EXPENSES
   Mortality and expense
       risk charge (Note 1)                             (116,173)           (24,354)          (171,598)           (71,794)
-------------------------------------------------------------------------------------------------------------------------

   Total Expenses                                       (116,173)           (24,354)          (171,598)           (71,794)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
    IN NET ASSETS RESULTING
    FROM OPERATIONS                             $      1,245,450   $        181,336   $        423,894   $        657,109
=========================================================================================================================

                     See notes to the financial statements.

                                                                             ACCOUNT DIVISION

                                                                        STRONG          J.P. MORGAN          RAINIER
                                                     STRONG            MID CAP        U.S. DISCIPLINED    SMALL/MID CAP
                                                  OPPORTUNITY           GROWTH             EQUITY             EQUITY
                                                    FUND II            FUND II           PORTFOLIO          PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   Dividend income distribution                 $              -   $              -   $         94,660   $        367,716
-------------------------------------------------------------------------------------------------------------------------

   Net investment income                        $              -   $              -   $         94,660   $        367,716
=========================================================================================================================

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS

   Capital gain distribution                                   -                  -                  -                  -

   Net realized gain (loss) on investments              (119,348)          (526,707)          (115,766)            (4,504)

   Net unrealized appreciation
   (depreciation) on investments                       1,566,258          1,822,515          1,259,387          1,167,553
-------------------------------------------------------------------------------------------------------------------------

   Net gain (loss) on investments                      1,446,910          1,295,808          1,143,621          1,163,049
-------------------------------------------------------------------------------------------------------------------------

EXPENSES
   Mortality and expense
       risk charge (Note 1)                             (105,360)           (86,162)          (157,574)          (104,582)
-------------------------------------------------------------------------------------------------------------------------

   Total Expenses                                       (105,360)           (86,162)          (157,574)          (104,582)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
    IN NET ASSETS RESULTING
    FROM OPERATIONS                             $      1,341,550   $      1,209,646   $      1,080,707   $      1,426,183
=========================================================================================================================

                                                                             ACCOUNT DIVISION

                                                   NEUBERGER                                              CREDIT SUISSE
                                                     BERMAN            ALLIANCE            PUTNAM           SMALL CO.
                                                    GENESIS         PREMIER GROWTH        VT VISTA            GROWTH
                                                      FUND            PORTFOLIO             FUND            PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   Dividend income distribution                 $        496,984   $              -   $              -   $              -
-------------------------------------------------------------------------------------------------------------------------

   Net investment income                        $        496,984   $              -   $              -   $              -
=========================================================================================================================

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS

   Capital gain distribution                                   -                  -                  -                  -

   Net realized gain (loss) on investments               156,832           (291,469)          (566,680)          (200,637)

   Net unrealized appreciation
   (depreciation) on investments                       1,897,689          1,725,642          1,501,911            635,024
-------------------------------------------------------------------------------------------------------------------------

   Net gain (loss) on investments                      2,054,521          1,434,173            935,231            434,387
-------------------------------------------------------------------------------------------------------------------------

EXPENSES
   Mortality and expense
       risk charge (Note 1)                             (175,872)          (199,377)           (65,410)           (52,966)
-------------------------------------------------------------------------------------------------------------------------

   Total Expenses                                       (175,872)          (199,377)           (65,410)           (52,966)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
    IN NET ASSETS RESULTING
    FROM OPERATIONS                             $      2,375,633   $      1,234,796   $        869,821   $        381,421
=========================================================================================================================

                      See notes to the financial statements

                                                                            ACCOUNT DIVISION

                                                                                          DELAWARE           DELAWARE
                                                                         ARIEL           VIP GROWTH          VIP TREND
                                                      ARIEL          APPRECIATION       OPPORTUNITIES         SERIES
                                                      FUND               FUND          SERVICE CLASS      SERVICE CLASS
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

  Dividend income distribution                  $        848,837   $        956,690   $              -   $              -
-------------------------------------------------------------------------------------------------------------------------

  Net investment income                         $        848,837   $        956,690   $              -   $              -
=========================================================================================================================

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS

  Capital gain distribution                                    -                  -                  -                  -

  Net realized gain (loss) on investments                302,329            220,352               (699)               771

  Net unrealized appreciation
  (depreciation) on investments                        3,178,608          3,050,663             18,547              7,492
-------------------------------------------------------------------------------------------------------------------------

  Net gain (loss) on investments                       3,480,937          3,271,015             17,848              8,263
-------------------------------------------------------------------------------------------------------------------------

EXPENSES
  Mortality and expense
     risk charge (Note 1)                               (257,683)          (382,722)              (486)              (227)
-------------------------------------------------------------------------------------------------------------------------

  Total Expenses                                        (257,683)          (382,722)              (486)              (227)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                               $      4,072,091   $      3,844,983   $         17,362   $          8,036
=========================================================================================================================

                                                                            ACCOUNT DIVISION

                                                 DREYFUS MIDCAP      GOLDMAN SACHS       LORD ABBETT      ROYCE CAPITAL
                                                      STOCK            VIT CORE          SERIES FUND           FUND
                                                     SERVICE           SMALL CAP           GROWTH            SMALL CAP
                                                     SHARES          EQUITY FUND       OPPORTUNITIES        PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

  Dividend income distribution                  $          4,166   $         11,149   $             70   $         33,494
-------------------------------------------------------------------------------------------------------------------------

  Net investment income                         $          4,166   $         11,149   $             70   $         33,494
=========================================================================================================================

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS

  Capital gain distribution                                    -                  -                  -                  -

  Net realized gain (loss) on investments                  1,235                 (9)              (106)              (247)

  Net unrealized appreciation
  (depreciation) on investments                           12,223             14,309             31,651             39,041
-------------------------------------------------------------------------------------------------------------------------

  Net gain (loss) on investments                          13,458             14,300             31,545             38,794
-------------------------------------------------------------------------------------------------------------------------

EXPENSES
  Mortality and expense
     risk charge (Note 1)                                   (578)              (763)              (967)            (2,056)
-------------------------------------------------------------------------------------------------------------------------

  Total Expenses                                            (578)              (763)              (967)            (2,056)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                               $         17,046   $         24,686   $         30,648   $         70,232
=========================================================================================================================

                     See notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2004 ANNUAL REPORT
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                            ACCOUNT DIVISION
                                                -------------------------------------------------------------------------
                                                                                                           WILSHIRE VIT
                                                  WILSHIRE VIT       WILSHIRE VIT       WILSHIRE VIT        SHORT-TERM
                                                  EQUITY FUND       BALANCED FUND       INCOME FUND      INVESTMENT FUND
                                                   HM SHARES          HM SHARES          HM SHARES          HM SHARES
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS
       Net investment income                       $   3,938,380   $      6,589,982   $      1,204,182   $         32,589
       Capital gain distribution                               -                  -                  -                  -
       Net realized gain (loss)
        on investments                                (4,492,637)        (1,247,575)           (92,592)            (3,531)
       Net unrealized appreciation
          (depreciation) on investments               28,883,404         14,898,333            (98,659)             6,465
       Mortality and expense
          risk charge (Note 1)                        (3,526,651)        (3,209,708)          (254,874)           (37,271)
-------------------------------------------------------------------------------------------------------------------------

       Net increase (decrease)
          in net assets
          resulting from operations                   24,802,496         17,031,032            758,056             (1,748)
=========================================================================================================================

CONTRACT OWNERS' TRANSACTIONS
       Gross stipulated
          PAYMENTS RECEIVED                           15,806,383         12,279,490          2,889,665            251,671
       Sales and administrative
          expenses (Note 1)                               (2,941)            (2,266)              (831)              (170)
-------------------------------------------------------------------------------------------------------------------------

       Net consideration received
          on annuity contracts                        15,803,442         12,277,224          2,888,834            251,501
       Net transfer from (to)
          fixed accumulation account                  (9,824,067)        (8,709,547)           244,133          1,064,484
       Transfers from (to)
          other Divisions                             (5,963,868)        (3,643,485)           130,093         (1,245,225)
       Payments to contract owners                   (20,813,876)       (17,152,966)        (1,755,995)        (1,740,250)
       Annual maintenance
          charge (Note 1)                               (285,353)          (158,350)           (17,948)            (1,752)
       Surrender charges (Note 1)                        (14,636)           (14,181)           (15,321)           (22,981)
       Mortality guarantee adjustment                    (41,367)           (11,284)            (4,193)            (3,146)
-------------------------------------------------------------------------------------------------------------------------

       NET INCREASE (DECREASE) IN NET
          ASSETS RESULTING FROM
          CONTRACT OWNERS'
          TRANSACTIONS                               (21,139,725)       (17,412,589)         1,469,603         (1,697,369)
=========================================================================================================================

       TOTAL INCREASE (DECREASE)
          IN NET ASSETS                                3,662,771           (381,557)         2,227,659         (1,699,117)

NET ASSETS:
   BEGINNING OF PERIOD                               297,970,728        261,981,050         19,736,107          4,639,891
-------------------------------------------------------------------------------------------------------------------------

   END OF PERIOD                                $    301,633,499   $    261,599,493   $     21,963,766   $      2,940,774
=========================================================================================================================

                                                                            ACCOUNT DIVISION
                                                -------------------------------------------------------------------------
                                                  WILSHIRE VIT      WILSHIRE VIT        WILSHIRE VIT         WILSHIRE
                                                   SMALL CAP        INTERNATIONAL         SOCIALLY          5000 INDEX
                                                  GROWTH FUND        EQUITY FUND      RESPONSIBLE FUND      PORTFOLIO-
                                                   HM SHARES          HM SHARES          HM SHARES        INSTITUTIONAL
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS
       Net investment income                    $              -   $        472,537   $        999,674   $        250,836
       Capital gain distribution                               -                  -                  -                  -
       Net realized gain (loss)
        on investments                                (2,932,405)         2,234,522            278,962           (406,833)
       Net unrealized appreciation
          (depreciation) on investments                4,888,309            813,826          7,792,639          2,152,247
       Mortality and expense
          risk charge (Note 1)                          (623,643)          (415,193)          (895,752)          (224,032)
-------------------------------------------------------------------------------------------------------------------------

       Net increase (decrease)
          in net assets
          resulting from operations                    1,332,261          3,105,692          8,175,522          1,772,218
=========================================================================================================================

CONTRACT OWNERS' TRANSACTIONS
       Gross stipulated
          PAYMENTS RECEIVED                            4,934,536          4,096,629          6,255,861          1,806,304
       Sales and administrative
          expenses (Note 1)                               (1,106)              (725)            (1,012)              (290)
-------------------------------------------------------------------------------------------------------------------------

       Net consideration received
          on annuity contracts                         4,933,430          4,095,904          6,254,849          1,806,014
       Net transfer from (to)
          fixed accumulation account                  (1,663,499)          (552,763)        (2,159,216)          (716,781)
       Transfers from (to)
          other Divisions                             (1,632,386)           653,251         (1,084,512)           659,884
       Payments to contract owners                    (3,723,909)        (3,913,202)        (4,754,182)        (1,237,664)
       Annual maintenance
          charge (Note 1)                                (59,266)           (29,437)          (153,658)           (16,074)
       Surrender charges (Note 1)                        (12,762)           (12,739)           (14,998)            (3,149)
       Mortality guarantee adjustment                          -                  -                  -                  -
-------------------------------------------------------------------------------------------------------------------------

       NET INCREASE (DECREASE) IN NET
          ASSETS RESULTING FROM
          CONTRACT OWNERS'
          TRANSACTIONS                                (2,158,392)           241,014         (1,911,717)           492,230
=========================================================================================================================

       TOTAL INCREASE (DECREASE)
          IN NET ASSETS                                 (826,131)         3,346,706          6,263,805          2,264,448

NET ASSETS:
   BEGINNING OF PERIOD                                51,949,486         32,832,553         70,377,792         17,213,849
-------------------------------------------------------------------------------------------------------------------------

   END OF PERIOD                                $     51,123,355   $     36,179,259   $     76,641,597   $     19,478,297
=========================================================================================================================

                     See notes to the financial statements.

                                                                              ACCOUNT DIVISION
                                                ----------------------------------------------------------------------------
                                                    WILSHIRE            WILSHIRE            WILSHIRE            WILSHIRE
                                                LARGE CO. GROWTH       5000 INDEX       LARGE CO. GROWTH    LARGE CO. VALUE
                                                   PORTFOLIO-          PORTFOLIO           PORTFOLIO-          PORTFOLIO-
                                                 INSTITUTIONAL         INVESTMENT          INVESTMENT          INVESTMENT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
       Net investment income                    $         92,255    $         80,023    $          9,185    $      1,006,927
       Capital gain distribution                               -                   -                   -                   -
       Net realized gain (loss)
        on investments                                  (526,831)            (14,918)            (44,882)              2,334
       Net unrealized appreciation
          (depreciation) on investments                1,842,455             667,642             648,256             970,936
       Mortality and expense
          risk charge (Note 1)                          (247,123)            (74,442)            (97,015)           (185,171)
----------------------------------------------------------------------------------------------------------------------------

       Net increase (decrease)
          in net assets
          resulting from operations                    1,160,756             658,305             515,544           1,795,026
============================================================================================================================

CONTRACT OWNERS' TRANSACTIONS
       Gross stipulated
          PAYMENTS RECEIVED                            2,295,530           2,087,899           2,549,045           2,851,018
       Sales and administrative
          expenses (Note 1)                                 (738)                (83)               (235)               (571)
----------------------------------------------------------------------------------------------------------------------------

       Net consideration received
        on annuity contracts                           2,294,792           2,087,816           2,548,810           2,850,447
       Net transfer from (to)
          fixed accumulation account                    (501,914)            449,713             588,382             223,095
       Transfers from (to)
          other Divisions                                255,601             (38,954)            (89,069)            541,282
       Payments to contract owners                    (1,217,487)           (188,371)           (220,391)           (950,930)
       Annual maintenance
          charge (Note 1)                                (12,287)            (23,326)            (14,799)            (33,166)
       Surrender charges (Note 1)                         (2,980)             (8,463)             (9,141)            (12,076)
       Mortality guarantee adjustment                          -                   -                   -                   -
----------------------------------------------------------------------------------------------------------------------------

       NET INCREASE (DECREASE) IN NET
          ASSETS RESULTING FROM
          CONTRACT OWNERS'
          TRANSACTIONS                                   815,725           2,278,415           2,803,792           2,618,652
============================================================================================================================

       TOTAL INCREASE (DECREASE)
          IN NET ASSETS                                1,976,481           2,936,720           3,319,336           4,413,678

NET ASSETS:
   BEGINNING OF PERIOD                                19,317,280           4,896,375           6,642,944          13,219,824
----------------------------------------------------------------------------------------------------------------------------

   END OF PERIOD                                $     21,293,761    $      7,833,095    $      9,962,280    $     17,633,502
============================================================================================================================

                                                                              ACCOUNT DIVISION
                                                ----------------------------------------------------------------------------
                                                    WILSHIRE            WILSHIRE          T.ROWE PRICE        T.ROWE PRICE
                                                SMALL CO. VALUE     SMALL CO. GROWTH       SMALL-CAP           SMALL-CAP
                                                   PORTFOLIO-          PORTFOLIO-          VALUE FUND          STOCK FUND
                                                   INVESTMENT          INVESTMENT        ADVISOR CLASS       ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
       Net investment income                    $        345,957    $         94,902    $        585,951    $        581,710
       Capital gain distribution                               -                   -                   -                   -
       Net realized gain (loss)
        on investments                                    88,807              45,151             309,295             133,279
       Net unrealized appreciation
          (depreciation) on investments                  157,681             202,774           2,660,429           1,491,080
       Mortality and expense
          risk charge (Note 1)                           (33,385)            (24,130)           (186,070)           (152,813)
----------------------------------------------------------------------------------------------------------------------------

       Net increase (decrease)
          in net assets
          resulting from operations                      559,060             318,697           3,369,605           2,053,256
============================================================================================================================

CONTRACT OWNERS' TRANSACTIONS
       Gross stipulated
          PAYMENTS RECEIVED                              344,372             437,529           2,370,708           2,326,819
       Sales and administrative
          expenses (Note 1)                                  (54)                (25)               (385)               (352)
----------------------------------------------------------------------------------------------------------------------------

       Net consideration received
          on annuity contracts                           344,318             437,504           2,370,323           2,326,467
       Net transfer from (to)
          fixed accumulation account                      15,159             122,171             (47,864)            (37,902)
       Transfers from (to)
          other Divisions                                215,986              75,334              50,589             126,882
       Payments to contract owners                      (188,588)           (104,145)           (852,449)           (710,724)
       Annual maintenance
          charge (Note 1)                                 (3,463)             (1,587)            (29,445)            (12,055)
       Surrender charges (Note 1)                         (1,414)             (2,216)            (10,955)            (10,390)
       Mortality guarantee adjustment                          -                   -                   -                   -
----------------------------------------------------------------------------------------------------------------------------

       NET INCREASE (DECREASE) IN NET
          ASSETS RESULTING FROM
          CONTRACT OWNERS'
          TRANSACTIONS                                   381,998             527,061           1,480,199           1,682,278
============================================================================================================================

       TOTAL INCREASE (DECREASE)
          IN NET ASSETS                                  941,058             845,758           4,849,804           3,735,534

NET ASSETS:
   BEGINNING OF PERIOD                                 2,374,341           1,626,087          13,108,060          10,747,547
----------------------------------------------------------------------------------------------------------------------------

   END OF PERIOD                                $      3,315,399    $      2,471,845    $     17,957,864    $     14,483,081
============================================================================================================================

                     See notes to the financial statements.

                                                                              ACCOUNT DIVISION
                                                ----------------------------------------------------------------------------
                                                  FIDELITY VIP
                                                    GROWTH &          FIDELITY VIP        FIDELITY VIP        FIDELITY VIP
                                                     INCOME            INDEX 500            MID CAP              GROWTH
                                                   PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
       Net investment income                    $         59,181    $        318,688    $              -    $         33,262
       Capital gain distribution                               -                   -                   -                   -
       Net realized gain (loss)
        on investments                                   (47,316)           (147,985)            269,816            (314,511)
       Net unrealized appreciation
          (depreciation) on investments                  555,756           3,194,767           4,915,096           1,243,824
       Mortality and expense
          risk charge (Note 1)                          (108,651)           (383,061)           (268,486)           (340,880)
----------------------------------------------------------------------------------------------------------------------------

       Net increase (decrease)
           in net assets
           resulting from operations                     458,970           2,982,409           4,916,426             621,695
============================================================================================================================

CONTRACT OWNERS' TRANSACTIONS
       Gross stipulated
          PAYMENTS RECEIVED                            2,686,897           7,210,776           3,711,525           6,077,705
       Sales and administrative
          expenses (Note 1)                                 (489)             (1,311)               (401)               (723)
----------------------------------------------------------------------------------------------------------------------------

       Net consideration received
          on annuity contracts                         2,686,408           7,209,465           3,711,124           6,076,982
       Net transfer from (to)
          fixed accumulation account                     379,216             679,293             322,561             679,230
       Transfers from (to)
          other Divisions                                430,113           1,965,591           1,296,109           1,242,834
       Payments to contract owners                      (443,216)         (1,329,769)         (1,367,535)         (1,533,297)
       Annual maintenance
          charge (Note 1)                                (16,043)            (72,639)            (34,941)            (48,757)
       Surrender charges (Note 1)                         (8,574)            (19,302)            (14,847)            (23,838)
       Mortality guarantee adjustment                          -                   -                   -                   -
----------------------------------------------------------------------------------------------------------------------------

       NET INCREASE (DECREASE) IN NET
          ASSETS RESULTING FROM
          CONTRACT OWNERS'
          TRANSACTIONS                                 3,027,904           8,432,639           3,912,471           6,393,154
============================================================================================================================

       TOTAL INCREASE (DECREASE)
          IN NET ASSETS                                3,486,874          11,415,048           8,828,897           7,014,849

NET ASSETS:
   BEGINNING OF PERIOD                                 7,325,313          26,396,472          18,703,354          24,531,994
----------------------------------------------------------------------------------------------------------------------------

   END OF PERIOD                                $     10,812,187    $     37,811,520    $     27,532,251    $     31,546,843
============================================================================================================================

                                                                              ACCOUNT DIVISION
                                                ----------------------------------------------------------------------------
                                                                                          FIDELITY VIP
                                                  FIDELITY VIP        FIDELITY VIP         INVESTMENT            DAVIS
                                                    OVERSEAS          HIGH INCOME          GRADE BOND            VALUE
                                                   PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
       Net investment income                    $         81,543    $        142,920    $        975,247    $         55,680
       Capital gain distribution                               -                   -                   -                   -
       Net realized gain (loss)
        on investments                                    95,402               4,214              36,437                (752)
       Net unrealized appreciation
          (depreciation) on investments                1,184,678              58,556            (416,192)            673,975
       Mortality and expense
          risk charge (Note 1)                          (116,173)            (24,354)           (171,598)            (71,794)
----------------------------------------------------------------------------------------------------------------------------

       Net increase (decrease)
           in net assets
           resulting from operations                   1,245,450             181,336             423,894             657,109
============================================================================================================================

CONTRACT OWNERS' TRANSACTIONS
       Gross stipulated
          PAYMENTS RECEIVED                            2,748,638             635,427           2,959,996           1,062,835
       Sales and administrative
          expenses (Note 1)                                 (170)               (162)               (836)                (39)
----------------------------------------------------------------------------------------------------------------------------

       Net consideration received
          on annuity contracts                         2,748,468             635,265           2,959,160           1,062,796
       Net transfer from (to)
          fixed accumulation account                     566,236              52,913            (423,837)             74,250
       Transfers from (to)
          other Divisions                                925,590             110,706            (567,325)            600,687
       Payments to contract owners                      (464,127)            (73,829)         (1,130,693)           (373,167)
       Annual maintenance
          charge (Note 1)                                (17,303)             (1,850)            (14,662)             (7,179)
       Surrender charges (Note 1)                         (7,878)             (1,578)            (15,058)             (4,415)
       Mortality guarantee adjustment                          -                   -                   -                   -
----------------------------------------------------------------------------------------------------------------------------

       NET INCREASE (DECREASE) IN NET
          ASSETS RESULTING FROM
          CONTRACT OWNERS'
          TRANSACTIONS                                 3,750,986             721,627             807,585           1,352,972
============================================================================================================================

       TOTAL INCREASE (DECREASE)
          IN NET ASSETS                                4,996,436             902,963           1,231,479           2,010,081

NET ASSETS:
   BEGINNING OF PERIOD                                 7,409,331           1,604,272          13,925,160           5,054,698
----------------------------------------------------------------------------------------------------------------------------

   END OF PERIOD                                $     12,405,767    $      2,507,235    $     15,156,639    $      7,064,779
============================================================================================================================

                     See notes to the financial statements.

                                                                              ACCOUNT DIVISION
                                                -------------------------------------------------------------------------
                                                                        STRONG          J.P. MORGAN          RAINIER
                                                     STRONG            MID CAP        U.S. DISCIPLINED    SMALL/MID CAP
                                                  OPPORTUNITY           GROWTH             EQUITY             EQUITY
                                                    FUND II            FUND II           PORTFOLIO          PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS
       Net investment income                    $              -   $              -   $         94,660   $        367,716
       Capital gain distribution                               -                  -                  -                  -
       Net realized gain (loss)
        on investments                                  (119,348)          (526,707)          (115,766)            (4,504)
       Net unrealized appreciation
          (depreciation) on investments                1,566,258          1,822,515          1,259,387          1,167,553
       Mortality and expense
          risk charge (Note 1)                          (105,360)           (86,162)          (157,574)          (104,582)
-------------------------------------------------------------------------------------------------------------------------

       Net increase (decrease)
          in net assets
          resulting from operations                    1,341,550          1,209,646          1,080,707          1,426,183
=========================================================================================================================

CONTRACT OWNERS' TRANSACTIONS
       Gross stipulated
          PAYMENTS RECEIVED                            1,158,319          1,148,255          2,991,745          1,638,351
       Sales and administrative
          expenses (Note 1)                                 (129)              (133)              (827)              (201)
-------------------------------------------------------------------------------------------------------------------------

       Net consideration received
          on annuity contracts                         1,158,190          1,148,122          2,990,918          1,638,150
       Net transfer from (to)
          fixed accumulation account                       5,624            (63,459)           198,027            216,922
       Transfers from (to)
          other Divisions                               (232,463)          (233,439)           313,387            308,584
       Payments to contract owners                      (389,832)          (320,753)          (600,708)          (423,635)
       Annual maintenance
          charge (Note 1)                                 (9,889)            (3,783)           (35,627)           (11,104)
       Surrender charges (Note 1)                         (5,513)            (5,885)           (15,873)            (5,278)
       Mortality guarantee adjustment                          -                  -                  -                  -
-------------------------------------------------------------------------------------------------------------------------

       NET INCREASE (DECREASE) IN NET
          ASSETS RESULTING FROM
          CONTRACT OWNERS'
          TRANSACTIONS                                   526,117            520,803          2,850,124          1,723,639
=========================================================================================================================

       TOTAL INCREASE (DECREASE)
          IN NET ASSETS                                1,867,667          1,730,449          3,930,831          3,149,822

NET ASSETS:
    BEGINNING OF PERIOD                                7,653,704          6,393,457         11,186,150          7,452,915
-------------------------------------------------------------------------------------------------------------------------

    END OF PERIOD                               $      9,521,371   $      8,123,906   $     15,116,981   $     10,602,737
=========================================================================================================================

                                                                            ACCOUNT DIVISION
                                                -------------------------------------------------------------------------
                                                   NEUBERGER                                              CREDIT SUISSE
                                                     BERMAN            ALLIANCE            PUTNAM           SMALL CO.
                                                    GENESIS         PREMIER GROWTH        VT VISTA            GROWTH
                                                      FUND            PORTFOLIO             FUND            PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS
       Net investment income                    $        496,984   $              -   $              -   $              -
       Capital gain distribution                               -                  -                  -                  -
       Net realized gain (loss)
        on investments                                   156,832           (291,469)          (566,680)          (200,637)
       Net unrealized appreciation
          (depreciation) on investments                1,897,689          1,725,642          1,501,911            635,024
       Mortality and expense
          risk charge (Note 1)                          (175,872)          (199,377)           (65,410)           (52,966)
-------------------------------------------------------------------------------------------------------------------------

       Net increase (decrease)
          in net assets
          resulting from operations                    2,375,633          1,234,796            869,821            381,421
=========================================================================================================================

CONTRACT OWNERS' TRANSACTIONS
       Gross stipulated
          PAYMENTS RECEIVED                            2,740,169          3,407,288            766,799            537,378
       Sales and administrative
          expenses (Note 1)                                 (234)              (451)              (171)               (63)
-------------------------------------------------------------------------------------------------------------------------

       Net consideration received
          on annuity contracts                         2,739,935          3,406,837            766,628            537,315
       Net transfer from (to)
          fixed accumulation account                     339,819            252,580            (42,803)             5,898
       Transfers from (to)
          other Divisions                              1,021,445            248,073           (186,269)            71,635
       Payments to contract owners                      (813,803)          (808,524)          (317,417)          (390,148)
       Annual maintenance
          charge (Note 1)                                (15,941)           (20,876)            (4,340)            (3,710)
       Surrender charges (Note 1)                        (12,973)           (12,347)            (3,464)            (3,948)
       Mortality guarantee adjustment                          -                  -                  -                  -
-------------------------------------------------------------------------------------------------------------------------

       NET INCREASE (DECREASE) IN NET
          ASSETS RESULTING FROM
          CONTRACT OWNERS'
          TRANSACTIONS                                 3,258,482          3,065,743            212,335            217,042
=========================================================================================================================

       TOTAL INCREASE (DECREASE)
          IN NET ASSETS                                5,634,115          4,300,539          1,082,156            598,463

NET ASSETS:
    BEGINNING OF PERIOD                               12,198,374         14,613,342          4,985,464          4,036,006
-------------------------------------------------------------------------------------------------------------------------

    END OF PERIOD                               $     17,832,489   $     18,913,881   $      6,067,620   $      4,634,469
=========================================================================================================================

                     See notes to the financial statements.

                                                                             ACCOUNT DIVISION
                                                -------------------------------------------------------------------------
                                                                                          DELAWARE           DELAWARE
                                                                        ARIEL            VIP GROWTH         VIP TREND
                                                     ARIEL           APPRECIATION      OPPORTUNITIES          SERIES
                                                      FUND               FUND          SERVICE CLASS      SERVICE CLASS
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS
       Net investment income                    $        848,837   $        956,690   $              -   $              -
       Capital gain distribution                               -                  -                  -                  -
       Net realized gain (loss)
        on investments                                   302,329            220,352               (699)               771
       Net unrealized appreciation
          (depreciation) on investments                3,178,608          3,050,663             18,547              7,492
       Mortality and expense
          risk charge (Note 1)                          (257,683)          (382,722)              (486)              (227)
-------------------------------------------------------------------------------------------------------------------------

       Net increase (decrease)
          in net assets
          resulting from operations                    4,072,091          3,844,983             17,362              8,036
=========================================================================================================================

CONTRACT OWNERS' TRANSACTIONS
       Gross stipulated
          PAYMENTS RECEIVED                            4,586,631          7,175,431             50,749             38,660
       Sales and administrative
          expenses (Note 1)                                 (664)              (891)                (5)               (18)
-------------------------------------------------------------------------------------------------------------------------

       Net consideration received
          on annuity contracts                         4,585,967          7,174,540             50,744             38,642
       Net transfer from (to)
          fixed accumulation account                     502,807          1,039,761             76,130              3,493
       Transfers from (to)
          other Divisions                              1,337,261          1,572,417             39,992             18,691
       Payments to contract owners                    (1,014,576)        (1,551,731)           (10,526)                 -
       Annual maintenance
          charge (Note 1)                                (36,374)           (32,880)                 -                  -
       Surrender charges (Note 1)                        (19,634)           (30,061)                 -                  -
       Mortality guarantee adjustment                          -                  -                  -                  -
-------------------------------------------------------------------------------------------------------------------------

       NET INCREASE (DECREASE) IN NET
          ASSETS RESULTING FROM
          CONTRACT OWNERS'
          TRANSACTIONS                                 5,355,451          8,172,046            156,340             60,826
=========================================================================================================================

       TOTAL INCREASE (DECREASE)
          IN NET ASSETS                                9,427,542         12,017,029            173,702             68,862

NET ASSETS:
    BEGINNING OF PERIOD                               17,025,456         26,317,706                  -                  -
-------------------------------------------------------------------------------------------------------------------------

    END OF PERIOD                               $     26,452,998   $     38,334,735   $        173,702   $         68,862
=========================================================================================================================

                                                                            ACCOUNT DIVISION
                                                -------------------------------------------------------------------------
                                                 DREYFUS MIDCAP      GOLDMAN SACHS       LORD ABBETT       ROYCE CAPITAL
                                                     STOCK             VIT CORE          SERIES FUND           FUND
                                                    SERVICE            SMALL CAP           GROWTH           SMALL CAP
                                                     SHARES           EQUITY FUND       OPPORTUNITIES        PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS
       Net investment income                    $          4,166   $         11,149   $             70   $         33,494
       Capital gain distribution                               -                  -                  -                  -
       Net realized gain (loss)
        on investments                                     1,235                 (9)              (106)              (247)
       Net unrealized appreciation
          (depreciation) on investments                   12,223             14,309             31,651             39,041
       Mortality and expense
          risk charge (Note 1)                              (578)              (763)              (967)            (2,056)
-------------------------------------------------------------------------------------------------------------------------

       Net increase (decrease)
          in net assets
          resulting from operations                       17,046             24,686             30,648             70,232
=========================================================================================================================

CONTRACT OWNERS' TRANSACTIONS
       Gross stipulated
          PAYMENTS RECEIVED                               49,820             96,939             70,302            180,097
       Sales and administrative
          expenses (Note 1)                                  (14)                (3)                (1)                (6)
-------------------------------------------------------------------------------------------------------------------------

       Net consideration received
          on annuity contracts                            49,806             96,936             70,301            180,091
       Net transfer from (to)
          fixed accumulation account                      42,483             28,278             63,893            220,678
       Transfers from (to)
          other Divisions                                 62,058            111,551            135,086            407,605
       Payments to contract owners                             -                  -             (3,817)              (148)
       Annual maintenance
          charge (Note 1)                                      -                (50)               (25)               (75)
       Surrender charges (Note 1)                              -                  -                (21)                 -
       Mortality guarantee adjustment                          -                  -                  -                  -
-------------------------------------------------------------------------------------------------------------------------

       NET INCREASE (DECREASE) IN NET
          ASSETS RESULTING FROM
          CONTRACT OWNERS'
          TRANSACTIONS                                   154,347            236,715            265,417            808,151
=========================================================================================================================

       TOTAL INCREASE (DECREASE)
          IN NET ASSETS                                  171,393            261,401            296,065            878,383

NET ASSETS:
    BEGINNING OF PERIOD                                        -                  -                  -                  -
-------------------------------------------------------------------------------------------------------------------------

    END OF PERIOD                               $        171,393   $        261,401   $        296,065   $        878,383
=========================================================================================================================

                     See notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                            ACCOUNT DIVISION
                                        ---------------------------------------------------------------------------------------
                                                                                                HORACE MANN       HORACE MANN
                                          HORACE MANN       HORACE MANN       HORACE MANN       SHORT-TERM         SMALL CAP
                                            EQUITY           BALANCED           INCOME          INVESTMENT          GROWTH
                                             FUND              FUND              FUND              FUND              FUND
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
    Net investment income               $     3,265,278   $     5,103,778   $       492,037   $        42,034   $             -
    Capital gain distribution                         -                 -         1,098,384                89                 -
    Net realized gain (loss)
     on investments                          (7,258,911)       (3,337,578)          (10,541)          (17,205)       (1,956,885)
    Net unrealized appreciation
        (depreciation) on investments        69,661,463        41,849,281          (211,717)           10,532        20,909,523
    Mortality and expense
        risk charge (Note 1)                 (3,168,635)       (3,009,354)         (239,966)          (43,485)         (499,026)
-------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease)
        in net assets
        resulting from operations            62,499,195        40,606,127         1,128,197            (8,035)       18,453,612
===============================================================================================================================

CONTRACT OWNERS' TRANSACTIONS
    Gross stipulated
        payments received                    17,122,054        12,955,992         2,464,021         1,558,236         5,235,459
    Sales and administrative
        expenses (Note 1)                        (4,458)           (3,150)             (558)             (168)           (1,604)
-------------------------------------------------------------------------------------------------------------------------------

    Net consideration received
        on annuity contracts                 17,117,596        12,952,842         2,463,463         1,558,068         5,233,855
    Net transfer from (to)
        fixed accumulation account           (6,145,697)       (5,600,267)          737,554           380,197          (592,974)
    Transfers from (to)
        other Divisions                      (4,568,686)       (2,975,818)           21,100           600,049          (225,940)
    Payments to contract owners             (19,121,620)      (15,774,125)       (2,864,369)       (1,868,524)       (2,800,843)
    Annual maintenance
        charge (Note 1)                        (336,497)         (228,023)          (19,722)           (2,071)          (65,019)
    Surrender charges (Note 1)                  (33,531)          (22,751)          (11,258)          (15,809)          (19,482)
    Mortality guarantee adjustment               46,213            (3,296)              986                 -                 -
-------------------------------------------------------------------------------------------------------------------------------

    NET INCREASE (DECREASE) IN NET
        ASSETS RESULTING FROM
        CONTRACT OWNERS'
        TRANSACTIONS                        (13,042,222)      (11,651,438)          327,754           651,910         1,529,597
===============================================================================================================================

    TOTAL INCREASE (DECREASE)
        IN NET ASSETS                        49,456,973        28,954,689         1,455,951           643,875        19,983,209

NET ASSETS:
      BEGINNING OF PERIOD                   248,513,755       233,026,361        18,280,156         3,996,016        31,966,277
-------------------------------------------------------------------------------------------------------------------------------

      END OF PERIOD                     $   297,970,728   $   261,981,050   $    19,736,107   $     4,639,891   $    51,949,486
===============================================================================================================================

                     See notes to the financial statements.

                                                          ACCOUNT DIVISION
                                        ---------------------------------------------------
                                          HORACE MANN       HORACE MANN        WILSHIRE
                                         INTERNATIONAL       SOCIALLY         5000 INDEX
                                            EQUITY          RESPONSIBLE       PORTFOLIO-
                                             FUND              FUND          INSTITUTIONAL
-------------------------------------------------------------------------------------------
OPERATIONS
    Net investment income               $       252,542   $       858,215   $        99,740
    Capital gain distribution                         -                 -                 -
    Net realized gain (loss)
     on investments                         (12,322,283)         (503,428)         (419,136)
    Net unrealized appreciation
        (depreciation) on investments        20,161,063        15,301,407         4,230,343
    Mortality and expense
        risk charge (Note 1)                   (332,718)         (756,798)         (178,864)
-------------------------------------------------------------------------------------------

    Net increase (decrease)
        in net assets
        resulting from operations             7,758,604        14,899,396         3,732,083
===========================================================================================

CONTRACT OWNERS' TRANSACTIONS
    Gross stipulated
        payments received                     4,147,414         6,341,049         1,755,865
    Sales and administrative
        expenses (Note 1)                        (1,121)           (1,368)             (374)
-------------------------------------------------------------------------------------------

    Net consideration received
        on annuity contracts                  4,146,293         6,339,681         1,755,491
    Net transfer from (to)
        fixed accumulation account             (789,439)       (1,934,727)         (190,073)
    Transfers from (to)
        other Divisions                        (674,729)         (663,894)          222,453
    Payments to contract owners              (1,813,151)       (4,273,325)         (969,184)
    Annual maintenance
        charge (Note 1)                         (28,932)         (165,719)          (16,513)
    Surrender charges (Note 1)                  (18,023)          (31,622)           (4,301)
    Mortality guarantee adjustment                    -                 -                 -
-------------------------------------------------------------------------------------------

    NET INCREASE (DECREASE) IN NET
        ASSETS RESULTING FROM
        CONTRACT OWNERS'
        TRANSACTIONS                            822,019          (729,606)          797,873
===========================================================================================

    TOTAL INCREASE (DECREASE)
        IN NET ASSETS                         8,580,623        14,169,790         4,529,956

NET ASSETS:
      BEGINNING OF PERIOD                    24,251,930        56,208,002        12,683,893
-------------------------------------------------------------------------------------------

      END OF PERIOD                     $    32,832,553   $    70,377,792   $    17,213,849
===========================================================================================

                                                          ACCOUNT DIVISION
                                        ---------------------------------------------------
                                            WILSHIRE         WILSHIRE          WILSHIRE
                                        LARGE CO. GROWTH    5000 INDEX     LARGE CO. GROWTH
                                           PORTFOLIO-        PORTFOLIO        PORTFOLIO-
                                         INSTITUTIONAL      INVESTMENT        INVESTMENT
-------------------------------------------------------------------------------------------
OPERATIONS
    Net investment income               $        46,536   $        17,449   $             -
    Capital gain distribution                         -                 -                 -
    Net realized gain (loss)
     on investments                            (452,380)          (35,690)          (86,408)
    Net unrealized appreciation
        (depreciation) on investments         4,369,960         1,003,303         1,301,672
    Mortality and expense
        risk charge (Note 1)                   (203,944)          (42,960)          (60,741)
-------------------------------------------------------------------------------------------

    Net increase (decrease)
        in net assets
        resulting from operations             3,760,172           942,102         1,154,523
===========================================================================================

CONTRACT OWNERS' TRANSACTIONS
    Gross stipulated
        payments received                     2,324,832         1,163,131         1,674,727
    Sales and administrative
        expenses (Note 1)                          (792)              (92)             (292)
-------------------------------------------------------------------------------------------

    Net consideration received
        on annuity contracts                  2,324,040         1,163,039         1,674,435
    Net transfer from (to)
        fixed accumulation account             (176,870)          349,971           335,146
    Transfers from (to)
        other Divisions                         413,154             9,436            38,412
    Payments to contract owners              (1,118,332)         (126,609)         (261,462)
    Annual maintenance
        charge (Note 1)                         (20,844)          (19,993)          (22,248)
    Surrender charges (Note 1)                   (4,384)           (7,184)          (13,665)
    Mortality guarantee adjustment                    -                 -                 -
-------------------------------------------------------------------------------------------

    NET INCREASE (DECREASE) IN NET
        ASSETS RESULTING FROM
        CONTRACT OWNERS'
        TRANSACTIONS                          1,416,764         1,368,660         1,750,618
===========================================================================================

    TOTAL INCREASE (DECREASE)
        IN NET ASSETS                         5,176,936         2,310,762         2,905,141

NET ASSETS:
      BEGINNING OF PERIOD                    14,140,344         2,585,613         3,737,803
-------------------------------------------------------------------------------------------

      END OF PERIOD                     $    19,317,280   $     4,896,375   $     6,642,944
===========================================================================================

                                                                            ACCOUNT DIVISION
                                        ---------------------------------------------------------------------------------------
                                           WILSHIRE          WILSHIRE           WILSHIRE       T.ROWE PRICE      T.ROWE PRICE
                                        LARGE CO. VALUE   SMALL CO. VALUE   SMALL CO. GROWTH     SMALL-CAP         SMALL-CAP
                                          PORTFOLIO-        PORTFOLIO-         PORTFOLIO-       VALUE FUND        STOCK FUND
                                          INVESTMENT        INVESTMENT         INVESTMENT      ADVISOR CLASS     ADVISOR CLASS
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
    Net investment income               $        50,835   $         5,092   $             -   $       218,570   $       158,342
    Capital gain distribution                         -                 -                 -                 -                 -
    Net realized gain (loss)
     on investments                             (95,080)           23,041             5,997           121,620           (25,818)
    Net unrealized appreciation
        (depreciation) on investments         2,733,620           595,379           388,357         2,896,087         2,295,457
    Mortality and expense
        risk charge (Note 1)                   (124,003)          (23,671)          (14,386)         (120,433)         (101,045)
-------------------------------------------------------------------------------------------------------------------------------

    Net increase (decrease)
        in net assets
        resulting from operations             2,565,372           599,841           379,968         3,115,844         2,326,936
===============================================================================================================================

CONTRACT OWNERS' TRANSACTIONS
    Gross stipulated
        payments received                     2,275,311           329,910           302,279         2,078,432         1,720,880
    Sales and administrative
        expenses (Note 1)                          (638)              (63)              (54)             (447)             (404)
-------------------------------------------------------------------------------------------------------------------------------

    Net consideration received
        on annuity contracts                  2,274,673           329,847           302,225         2,077,985         1,720,476
    Net transfer from (to)
        fixed accumulation account              424,035           (13,639)          114,920           441,180           301,809
    Transfers from (to)
        other Divisions                         511,262           (96,413)           25,563           417,552           284,098
    Payments to contract owners                (560,939)         (102,124)          (40,865)         (607,023)         (482,431)
    Annual maintenance
        charge (Note 1)                         (21,179)           (2,125)           (1,864)          (26,497)          (10,101)
    Surrender charges (Note 1)                  (12,413)           (1,542)             (701)          (13,737)          (10,801)
    Mortality guarantee adjustment                    -                 -                 -                 -                 -
-------------------------------------------------------------------------------------------------------------------------------

    NET INCREASE (DECREASE) IN NET
        ASSETS RESULTING FROM
        CONTRACT OWNERS'
        TRANSACTIONS                          2,615,439           114,004           399,278         2,289,460         1,803,050
===============================================================================================================================

    TOTAL INCREASE (DECREASE)
        IN NET ASSETS                         5,180,811           713,845           779,246         5,405,304         4,129,986

NET ASSETS:
      BEGINNING OF PERIOD                     8,039,013         1,660,496           846,841         7,702,756         6,617,561
-------------------------------------------------------------------------------------------------------------------------------

      END OF PERIOD                     $    13,219,824   $     2,374,341   $     1,626,087   $    13,108,060   $    10,747,547
===============================================================================================================================

                     See notes to the financial statements.

                                                          ACCOUNT DIVISION
                                        ---------------------------------------------------
                                         FIDELITY VIP
                                           GROWTH &        FIDELITY VIP      FIDELITY VIP
                                            INCOME           INDEX 500          MID CAP
                                           PORTFOLIO         PORTFOLIO         PORTFOLIO
-------------------------------------------------------------------------------------------
OPERATIONS
    Net investment income               $        45,882   $       215,072   $        33,592
    Capital gain distribution                         -                 -                 -
    Net realized gain (loss)
     on investments                             (54,345)         (197,535)           17,444
    Net unrealized appreciation
        (depreciation) on investments         1,157,559         5,161,499         4,853,998
    Mortality and expense
        risk charge (Note 1)                    (64,883)         (242,167)         (172,175)
-------------------------------------------------------------------------------------------

    Net increase (decrease)
        in net assets
        resulting from operations             1,084,213         4,936,869         4,732,859
===========================================================================================

CONTRACT OWNERS' TRANSACTIONS
    Gross stipulated
        payments received                     1,698,009         4,970,918         2,368,780
    Sales and administrative
        expenses (Note 1)                          (200)             (775)             (443)
-------------------------------------------------------------------------------------------

    Net consideration received
        on annuity contracts                  1,697,809         4,970,143         2,368,337
    Net transfer from (to)
        fixed accumulation account              375,992         1,283,209           359,215
    Transfers from (to)
        other Divisions                         502,385         1,203,140           506,175
    Payments to contract owners                (318,754)         (874,747)         (784,381)
    Annual maintenance
        charge (Note 1)                         (19,113)          (56,699)          (27,691)
    Surrender charges (Note 1)                   (7,367)          (16,773)          (14,026)
    Mortality guarantee adjustment                    -                 -                 -
-------------------------------------------------------------------------------------------

    NET INCREASE (DECREASE) IN NET
        ASSETS RESULTING FROM
        CONTRACT OWNERS'
        TRANSACTIONS                          2,230,952         6,508,273         2,407,629
===========================================================================================

    TOTAL INCREASE (DECREASE)
        IN NET ASSETS                         3,315,165        11,445,142         7,140,488

NET ASSETS:
      BEGINNING OF PERIOD                     4,010,148        14,951,330        11,562,866
-------------------------------------------------------------------------------------------

      END OF PERIOD                     $     7,325,313   $    26,396,472   $    18,703,354
===========================================================================================

                                                          ACCOUNT DIVISION
                                        ---------------------------------------------------
                                         FIDELITY VIP      FIDELITY VIP      FIDELITY VIP
                                            GROWTH           OVERSEAS         HIGH INCOME
                                           PORTFOLIO         PORTFOLIO         PORTFOLIO
-------------------------------------------------------------------------------------------
OPERATIONS
    Net investment income               $        19,197   $        21,358   $        53,381
    Capital gain distribution                         -                 -                 -
    Net realized gain (loss)
     on investments                            (340,817)          135,372           163,579
    Net unrealized appreciation
        (depreciation) on investments         5,786,980         1,932,064            52,877
    Mortality and expense
        risk charge (Note 1)                   (231,724)          (63,561)          (14,475)
-------------------------------------------------------------------------------------------

    Net increase (decrease)
        in net assets
        resulting from operations             5,233,636         2,025,233           255,362
===========================================================================================

CONTRACT OWNERS' TRANSACTIONS
    Gross stipulated
        payments received                     4,582,199         1,376,743           509,821
    Sales and administrative
        expenses (Note 1)                          (896)             (218)              (18)
-------------------------------------------------------------------------------------------

    Net consideration received
        on annuity contracts                  4,581,303         1,376,525           509,803
    Net transfer from (to)
        fixed accumulation account              787,436           371,546           141,048
    Transfers from (to)
        other Divisions                         749,529           159,197           195,197
    Payments to contract owners              (1,211,796)         (262,804)         (141,518)
    Annual maintenance
        charge (Note 1)                         (55,935)           (9,652)           (1,188)
    Surrender charges (Note 1)                  (21,550)           (5,915)           (6,456)
    Mortality guarantee adjustment                    -                 -                 -
-------------------------------------------------------------------------------------------

    NET INCREASE (DECREASE) IN NET
        ASSETS RESULTING FROM
        CONTRACT OWNERS'
        TRANSACTIONS                          4,828,987         1,628,897           696,886
===========================================================================================

    TOTAL INCREASE (DECREASE)
        IN NET ASSETS                        10,062,623         3,654,130           952,248

NET ASSETS:
      BEGINNING OF PERIOD                    14,469,371         3,755,201           652,024
-------------------------------------------------------------------------------------------

      END OF PERIOD                     $    24,531,994   $     7,409,331   $     1,604,272
===========================================================================================

                                                                            ACCOUNT DIVISION
                                        ---------------------------------------------------------------------------------------
                                         FIDELITY VIP                                             STRONG          J.P. MORGAN
                                          INVESTMENT           DAVIS            STRONG            MID CAP      U.S. DISCIPLINED
                                          GRADE BOND           VALUE          OPPORTUNITY         GROWTH            EQUITY
                                           PORTFOLIO         PORTFOLIO          FUND II           FUND II          PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
    Net investment income               $       530,051   $        33,240   $         5,114   $             -   $        60,547
    Capital gain distribution                         -                 -                 -                 -                 -
    Net realized gain (loss)
     on investments                             127,087           (77,597)         (261,439)         (470,600)         (107,144)
    Net unrealized appreciation
        (depreciation) on investments           (83,125)        1,104,169         2,209,576         1,955,222         2,297,547
    Mortality and expense
        risk charge (Note 1)                   (147,520)          (46,773)          (74,365)          (64,129)         (105,422)
-------------------------------------------------------------------------------------------------------------------------------

    Net increase (decrease)
        in net assets
        resulting from operations               426,493         1,013,039         1,878,886         1,420,493         2,145,528
===============================================================================================================================

CONTRACT OWNERS' TRANSACTIONS
    Gross stipulated
        payments received                     2,362,674           889,605         1,200,894         1,221,883         2,327,345
    Sales and administrative
        expenses (Note 1)                          (421)              (37)             (223)             (209)             (425)
-------------------------------------------------------------------------------------------------------------------------------

    Net consideration received
        on annuity contracts                  2,362,253           889,568         1,200,671         1,221,674         2,326,920
    Net transfer from (to)
        fixed accumulation account            2,260,309           154,210           127,751            87,375           421,325
    Transfers from (to)
        other Divisions                         179,297           258,530           (57,069)          (44,397)          189,424
    Payments to contract owners              (1,130,266)         (372,276)         (307,185)         (313,412)         (515,595)
    Annual maintenance
        charge (Note 1)                         (13,880)           (5,979)           (6,789)           (3,657)          (29,364)
    Surrender charges (Note 1)                  (21,115)           (4,046)           (6,542)           (7,070)          (14,592)
    Mortality guarantee adjustment                    -                 -                 -                 -                 -
-------------------------------------------------------------------------------------------------------------------------------

    NET INCREASE (DECREASE) IN NET
        ASSETS RESULTING FROM
        CONTRACT OWNERS'
        TRANSACTIONS                          3,636,598           920,007           950,837           940,513         2,378,118
===============================================================================================================================

    TOTAL INCREASE (DECREASE)
        IN NET ASSETS                         4,063,091         1,933,046         2,829,723         2,361,006         4,523,646

NET ASSETS:
     BEGINNING OF PERIOD                      9,862,069         3,121,652         4,823,981         4,032,451         6,662,504
-------------------------------------------------------------------------------------------------------------------------------

     END OF PERIOD                      $    13,925,160   $     5,054,698   $     7,653,704   $     6,393,457   $    11,186,150
===============================================================================================================================

                     See notes to the financial statements.

                                                                           ACCOUNT DIVISION
                                        ---------------------------------------------------------------------------------------
                                            RAINIER          NEUBERGER                                           CREDIT SUISSE
                                         SMALL/MID CAP        BERMAN           ALLIANCE           PUTNAM           SMALL CO.
                                            EQUITY            GENESIS       PREMIER GROWTH       VT VISTA           GROWTH
                                           PORTFOLIO           FUND            PORTFOLIO           FUND            PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
    Net investment income               $             -   $         5,476   $             -   $             -   $             -
    Capital gain distribution                         -                 -                 -                 -                 -
    Net realized gain (loss)
     on investments                             (96,295)           75,924          (312,634)         (745,199)         (260,746)
    Net unrealized appreciation
        (depreciation) on investments         2,223,410         2,637,457         2,810,793         1,921,413         1,518,466
    Mortality and expense
        risk charge (Note 1)                    (66,140)         (114,192)         (143,774)          (50,260)          (38,362)
-------------------------------------------------------------------------------------------------------------------------------

    Net increase (decrease)
        in net assets
        resulting from operations             2,060,975         2,604,665         2,354,385         1,125,954         1,219,358
===============================================================================================================================

CONTRACT OWNERS' TRANSACTIONS
    Gross stipulated
        payments received                     1,194,075         2,044,490         2,976,902           867,679           570,203
    Sales and administrative
        expenses (Note 1)                          (234)             (313)             (646)             (145)             (134)
-------------------------------------------------------------------------------------------------------------------------------

    Net consideration received
        on annuity contracts                  1,193,841         2,044,177         2,976,256           867,534           570,069
    Net transfer from (to)
        fixed accumulation account              160,385           332,483           481,299           125,319            44,318
    Transfers from (to)
        other Divisions                         347,069           369,167           180,286          (154,890)          (32,331)
    Payments to contract owners                (345,068)         (617,913)         (597,037)         (267,081)         (166,281)
    Annual maintenance
        charge (Note 1)                          (9,268)          (16,189)          (21,393)           (3,305)           (3,517)
    Surrender charges (Note 1)                   (6,830)          (17,884)          (14,570)           (4,956)           (3,321)
    Mortality guarantee adjustment                    -                 -                 -                 -                 -
-------------------------------------------------------------------------------------------------------------------------------

    NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      CONTRACT OWNERS'
      TRANSACTIONS                            1,340,129         2,093,841         3,004,841           562,621           408,937
===============================================================================================================================

    TOTAL INCREASE (DECREASE)
        IN NET ASSETS                         3,401,104         4,698,506         5,359,226         1,688,575         1,628,295

NET ASSETS:
     BEGINNING OF PERIOD                      4,051,811         7,499,868         9,254,116         3,296,889         2,407,711
-------------------------------------------------------------------------------------------------------------------------------

     END OF PERIOD                      $     7,452,915   $    12,198,374   $    14,613,342   $     4,985,464   $     4,036,006
===============================================================================================================================

                                                ACCOUNT DIVISION
                                        ---------------------------------
                                                               ARIEL
                                             ARIEL         APPRECIATION
                                             FUND              FUND
-------------------------------------------------------------------------
OPERATIONS
    Net investment income               $             -   $             -
    Capital gain distribution                         -                 -
    Net realized gain (loss)
     on investments                              17,394            17,820
    Net unrealized appreciation
        (depreciation) on investments         3,352,619         5,587,455
    Mortality and expense
        risk charge (Note 1)                   (152,908)         (230,978)
-------------------------------------------------------------------------

    Net increase (decrease)
        in net assets
        resulting from operations             3,217,105         5,374,298
=========================================================================

CONTRACT OWNERS' TRANSACTIONS
    Gross stipulated
        payments received                     3,368,552         5,352,242
    Sales and administrative
        expenses (Note 1)                          (747)             (948)
-------------------------------------------------------------------------

    Net consideration received
        on annuity contracts                  3,367,805         5,351,294
    Net transfer from (to)
        fixed accumulation account              910,364         1,431,007
    Transfers from (to)
        other Divisions                         945,264         1,517,127
    Payments to contract owners                (495,325)         (966,546)
    Annual maintenance
        charge (Note 1)                         (17,198)          (32,334)
    Surrender charges (Note 1)                  (13,279)          (23,620)
    Mortality guarantee adjustment                    -                 -
-------------------------------------------------------------------------

    NET INCREASE (DECREASE) IN NET
        ASSETS RESULTING FROM
        CONTRACT OWNERS'
        TRANSACTIONS                          4,697,631         7,276,928
=========================================================================

    TOTAL INCREASE (DECREASE)
        IN NET ASSETS                         7,914,736        12,651,226

NET ASSETS:
     BEGINNING OF PERIOD                      9,110,720        13,666,480
-------------------------------------------------------------------------

     END OF PERIOD                      $    17,025,456   $    26,317,706
=========================================================================

HORACE MANN LIFE INSURANCE COMPANY                            2004 ANNUAL REPORT

SEPARATE ACCOUNT

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2004

1. NATURE OF SEPARATE ACCOUNT - Horace Mann Life Insurance Company Separate Account ("the Account"), registered as a unit investment trust under the Investment Company Act of 1940, is used to fund variable annuity contracts. All assets are invested in shares of the Wilshire VIT Equity Fund, Wilshire VIT Balanced Fund, Wilshire VIT Income Fund, Wilshire VIT Short-Term Investment Fund, Wilshire VIT Small Cap Growth Fund, Wilshire VIT International Equity Fund, Wilshire VIT Socially Responsible Fund, Wilshire 5000 Index Portfolio-Institutional, Wilshire Large Co. Growth Portfolio-Institutional, Wilshire 5000 Index Portfolio-Investment, Wilshire Large Co. Growth Portfolio-Investment, Wilshire Large Co. Value Portfolio-Investment, Wilshire Small Co. Value Portfolio-Investment, Wilshire Small Co. Growth Portfolio-Investment, T.Rowe Price Small-Cap Value Fund-Advisor Class, T.Rowe Price Small-Cap Stock Fund-Advisor Class, Fidelity VIP Growth & Income Portfolio, Fidelity VIP Index 500 Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Investment Grade Bond Portfolio, Davis Value Portfolio, Strong Opportunity Fund II, Strong Mid Cap Growth Fund II, J.P. Morgan U.S. Disciplined Equity Portfolio, Rainier Small/Mid Cap Equity Portfolio, Neuberger Berman Genesis Fund, Alliance Premier Growth Portfolio, Putnam VT Vista Fund, Credit Suisse Small Co. Growth Portfolio, Ariel Fund, Ariel Appreciation Fund, Delaware VIP Growth Opportunities SC, Delaware VIP Trend Series SC, Dreyfus Midcap Stock Service Shares, Goldman Sachs VIT Core Small Cap Equity Fund, Lord Abbett Series Fund Growth Opportunities, and Royce Capital Fund Small Cap Portfolio. The funds collectively are referred to as the "Funds". Effective October 1, 2004, sponsorship of the Horace Mann Mutual Funds was transferred to Wilshire Associates Inc.

Certain specified amounts, as described in the annuity contracts, are paid to Horace Mann Life Insurance Company ("HMLIC") to cover death benefits, surrender charges, sales and administrative expenses and maintenance charges.

An annual contract maintenance charge of $25 is deducted from each contract unless the contract value equals or exceeds $10,000 to reimburse HMLIC for expenses incurred in administering the contract. The contract maintenance charge is assessed on the contract anniversary date. This charge may be reduced or eliminated on certain individual contracts and on some group plans. The annual maintenance charge is paid through a redemption of units and is deducted from the subaccount containing the greatest dollar amount or from the fixed portion of the contract when none of the variable subaccount(s) have any value. Charges for the annual maintenance charge cease on the maturity date. No annual maintenance charge is taken, in whole or in part, in the event of a complete surrender unless the surrender occurs on the contract anniversary date.

HMLIC deducts a daily mortality and expense risk charge from the Separate Account for the assumption of mortality and expense risks. The fee for the mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk).

In certain circumstances in the event of a contract being surrendered or withdrawn from the subaccount, surrender charges are assessed by HMLIC and withheld from the proceeds of the withdrawals on the basis of the amount surrendered or withdrawn from the subaccount(s).

2. SIGNIFICANT ACCOUNTING POLICIES - Investments in the Fund are reported at market value using the accumulated unit value method (AUV).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

3. FEDERAL INCOME TAXES - Investment income of the Account is included in the tax return of HMLIC; however, no tax accrues on income attributable to tax-deferred annuities which comprise the majority of the Account contracts. Income attributable to non tax-deferred annuities is not significant.

4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES -- During the year ended December 31, 2004 purchases and proceeds from sales of fund shares were as follows:

                                                                ACCOUNT DIVISION
             ----------------------------------------------------------------------------------------------------------------------
                                                                  WILSHIRE VIT     WILSHIRE VIT     WILSHIRE VIT     WILSHIRE VIT
               WILSHIRE VIT     WILSHIRE VIT     WILSHIRE VIT      SHORT-TERM       SMALL CAP      INTERNATIONAL       SOCIALLY
               EQUITY FUND     BALANCED FUND     INCOME FUND    INVESTMENT FUND    GROWTH FUND      EQUITY FUND    RESPONSIBLE FUND
                HM SHARES        HM SHARES        HM SHARES        HM SHARES        HM SHARES        HM SHARES        HM SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Purchases    $     22,842,308 $     21,781,096 $      7,086,290 $     16,890,660 $      8,272,576 $     22,390,619 $      8,919,178
-----------------------------------------------------------------------------------------------------------------------------------

Sales        $     48,062,940 $     37,060,987 $      4,759,972 $     18,596,242 $     13,987,017 $     19,857,739 $     10,448,013
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      WILSHIRE         WILSHIRE
                 WILSHIRE         WILSHIRE         WILSHIRE         WILSHIRE         WILSHIRE        SMALL CO.        SMALL CO.
                5000 INDEX    LARGE CO. GROWTH    5000 INDEX    LARGE CO. GROWTH LARGE CO. VALUE       VALUE            GROWTH
                PORTFOLIO-       PORTFOLIO-       PORTFOLIO-       PORTFOLIO-       PORTFOLIO-       PORTFOLIO-       PORTFOLIO-
              INSTITUTIONAL    INSTITUTIONAL      INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT
-----------------------------------------------------------------------------------------------------------------------------------
Purchases    $      3,415,313 $      3,440,009 $      2,885,882 $      3,485,414 $      5,373,455 $      1,142,911 $        909,816
-----------------------------------------------------------------------------------------------------------------------------------

Sales        $      3,303,112 $      3,305,984 $        616,804 $        814,335 $      1,930,714 $        359,534 $        266,832
-----------------------------------------------------------------------------------------------------------------------------------

               T.ROWE PRICE     T.ROWE PRICE     FIDELITY VIP
                SMALL-CAP        SMALL-CAP         GROWTH &       FIDELITY VIP     FIDELITY VIP     FIDELITY VIP     FIDELITY VIP
                VALUE FUND       STOCK FUND         INCOME         INDEX 500         MID CAP           GROWTH          OVERSEAS
              ADVISOR CLASS    ADVISOR CLASS      PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Purchases    $      3,777,255 $      3,933,409 $      4,195,164 $     11,956,293 $      6,854,633 $      9,545,548 $      5,686,841
-----------------------------------------------------------------------------------------------------------------------------------

Sales        $      1,587,880 $      1,688,954 $      1,264,046 $      3,736,013 $      2,940,832 $      3,774,523 $      1,875,082
-----------------------------------------------------------------------------------------------------------------------------------

                                FIDELITY VIP                                          STRONG        J.P. MORGAN        RAINIER
               FIDELITY VIP      INVESTMENT         DAVIS            STRONG          MID CAP      U.S. DISCIPLINED  SMALL/MID CAP
               HIGH INCOME         GRADE            VALUE         OPPORTUNITY         GROWTH           EQUITY           EQUITY
                PORTFOLIO      BOND PORTFOLIO     PORTFOLIO         FUND II          FUND II         PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Purchases    $      4,450,182 $      6,849,991 $      2,240,802 $      1,705,047 $      1,545,852 $      4,292,941 $      3,093,504
-----------------------------------------------------------------------------------------------------------------------------------

Sales        $      3,605,775 $      5,202,320 $        904,695 $      1,403,638 $      1,637,919 $      1,621,496 $      1,111,235
-----------------------------------------------------------------------------------------------------------------------------------

                NEUBERGER         ALLIANCE                       CREDIT SUISSE                                       DELAWARE VIP
                  BERMAN          PREMIER           PUTNAM         SMALL CO.                           ARIEL          VIP GROWTH
                 GENESIS           GROWTH          VT VISTA          GROWTH           ARIEL         APPRECIATION   OPPORTUNITIES SC
                   FUND          PORTFOLIO           FUND          PORTFOLIO           FUND             FUND        SERVICE CLASS
-----------------------------------------------------------------------------------------------------------------------------------
Purchases    $      5,283,749 $      4,719,890 $      1,188,607 $        934,220 $      8,855,811 $     12,622,751          167,453
-----------------------------------------------------------------------------------------------------------------------------------

Sales        $      1,547,324 $      2,144,993 $      1,608,362 $        970,781 $      2,606,877 $      3,656,384           12,297
-----------------------------------------------------------------------------------------------------------------------------------

                 DELAWARE         DREYFUS       GOLDMAN SACHS     LORD ABBETT     ROYCE CAPITAL
                VIP TREND       MIDCAP STOCK       VIT CORE       SERIES FUND          FUND
                  SERIES         PORTFOLIO        SMALL CAP          GROWTH         SMALL CAP
              SERVICE CLASS    SERVICE SHARES    EQUITY FUND     OPPORTUNITIES      PORTFOLIO
-------------------------------------------------------------------------------------------------
Purchases    $         92,022 $        190,675 $        260,791 $        277,167 $        851,595
-------------------------------------------------------------------------------------------------

Sales        $         30,652 $         31,505 $         13,699 $         12,753 $         12,253
-------------------------------------------------------------------------------------------------

5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS

                                                     ACCOUNT DIVISION
                          ---------------------------------------------------------------------
                                                                                  WILSHIRE VIT
                            WILSHIRE VIT      WILSHIRE VIT      WILSHIRE VIT       SHORT-TERM
                            EQUITY FUND      BALANCED FUND      INCOME FUND     INVESTMENT FUND
                             HM SHARES         HM SHARES         HM SHARES         HM SHARES
-----------------------------------------------------------------------------------------------
Account units
  outstanding
  AT 01/01/2003               15,849,769        14,804,752         1,187,910            367,360

Consideration
 received                      1,017,821           772,670           156,071            143,382

Net transfers                   (641,690)         (523,364)           48,650             90,246
Payments to
  contract owners             (1,150,010)         (959,387)         (181,926)          (173,608)
-----------------------------------------------------------------------------------------------

Account units
  outstanding
  AT 12/31/2003               15,075,890        14,094,671         1,210,705            427,380

Consideration
 received                        789,802           651,807           175,782             23,331

Net transfers                   (786,517)         (653,929)           22,237            (16,628)
Payments to
  contract owners             (1,054,263)         (920,011)         (108,682)          (163,090)

Account units outstanding
  AT 12/31/2004               14,024,912        13,172,538         1,300,042            270,993

                                                     ACCOUNT DIVISION
                          ---------------------------------------------------------------------
                            WILSHIRE VIT      WILSHIRE VIT      WILSHIRE VIT        WILSHIRE
                             SMALL CAP       INTERNATIONAL        SOCIALLY         5000 INDEX
                            GROWTH FUND       EQUITY FUND     RESPONSIBLE FUND     PORTFOLIO-
                             HM SHARES         HM SHARES         HM SHARES       INSTITUTIONAL
-----------------------------------------------------------------------------------------------
Account units
  outstanding
  AT 01/01/2003                4,361,425         2,970,500         4,803,270          1,773,671

Consideration
 received                        625,079           477,659           500,488            224,582

Net transfers                   (145,840)         (162,031)         (210,901)             1,826
Payments to
  contract owners               (332,881)         (213,213)         (352,799)          (126,323)
-----------------------------------------------------------------------------------------------

Account units
  outstanding
  AT 12/31/2003                4,507,783         3,072,915         4,740,058          1,873,756

Consideration
 received                        438,173           382,028           408,376            192,688

Net transfers                   (303,223)            8,703          (213,672)            (7,404)
Payments to
  contract owners               (340,587)         (364,116)         (321,841)          (134,797)

Account units outstanding
  AT 12/31/2004                4,302,146         3,099,530         4,612,921          1,924,243

                                                              ACCOUNT DIVISION
                          ----------------------------------------------------------------------------------------
                              WILSHIRE          WILSHIRE          WILSHIRE          WILSHIRE          WILSHIRE
                          LARGE CO. GROWTH     5000 INDEX     LARGE CO. GROWTH  LARGE CO. VALUE   SMALL CO. VALUE
                             PORTFOLIO-        PORTFOLIO-        PORTFOLIO-        PORTFOLIO-        PORTFOLIO-
                           INSTITUTIONAL       INVESTMENT        INVESTMENT        INVESTMENT        INVESTMENT
------------------------------------------------------------------------------------------------------------------
Account units
  outstanding
  AT 01/01/2003                    598,775        365,881              160,285           472,191           115,069

Consideration
 received                           89,932        149,372               67,273           122,475            20,820

Net transfers                        7,968         45,216               12,095            49,228            (7,101)
Payments to
  contract owners                  (43,834)       (19,456)             (11,635)          (32,235)           (6,706)
------------------------------------------------------------------------------------------------------------------

Account units
  outstanding
  AT 12/31/2003                    652,841        541,013              228,018           611,659           122,082

Consideration
 received                           77,504        226,376               87,548           127,532            16,502

Net transfers                       (8,428)        44,398               17,228            34,600            11,195
Payments to
  contract owners                  (41,556)       (23,794)              (8,473)          (44,688)           (9,305)

Account units outstanding
  AT 12/31/2004                    680,361        787,993              324,321           729,103           140,474

                                                      ACCOUNT DIVISION
                          ----------------------------------------------------------------------
                              WILSHIRE        T.ROWE PRICE     T.ROWE PRICE       FIDELITY VIP
                          SMALL CO. GROWTH     SMALL-CAP        SMALL-CAP           GROWTH &
                             PORTFOLIO-        VALUE FUND      STOCK FUND            INCOME
                             INVESTMENT      ADVISOR CLASS    ADVISOR CLASS         PORTFOLIO
------------------------------------------------------------------------------------------------
Account units
  outstanding
  AT 01/01/2003                     65,352         314,495          280,393              357,213

Consideration
 received                           20,693          75,915           66,253              135,865

Net transfers                        9,582          30,221           21,993               69,877
Payments to
  contract owners                   (2,903)        (22,986)         (19,566)             (27,926)
------------------------------------------------------------------------------------------------

Account units
  outstanding
  AT 12/31/2003                     92,724         397,645          349,073              535,029

Consideration
 received                           23,922          66,939           72,660              197,641

Net transfers                       10,798             515            2,995               59,151
Payments to
  contract owners                   (5,670)        (25,494)         (22,811)             (34,284)

Account units outstanding
  AT 12/31/2004                    121,774         439,605          401,917              757,537

                                                         ACCOUNT DIVISION
                         -------------------------------------------------------------------------------
                            FIDELITY VIP   FIDELITY VIP   FIDELITY VIP   FIDELITY VIP     FIDELITY VIP
                             INDEX 500       MID CAP         GROWTH        OVERSEAS       HIGH INCOME
                             PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO        PORTFOLIO
--------------------------------------------------------------------------------------------------------
Account units
  outstanding
  AT 01/01/2003                  151,544         674,016         595,943         308,350          90,168

Consideration
 received                         45,758         125,394         168,451         101,376          61,559

Net transfers                     22,868          43,177          54,370          41,032          43,795
Payments to
  contract owners                 (8,735)        (44,313)        (47,120)        (20,255)        (18,393)
--------------------------------------------------------------------------------------------------------

Account units
  outstanding
  AT 12/31/03                    211,435         798,274         771,644         430,503         177,129

Consideration
 received                         56,742         149,102         193,727         157,032          68,404

Net transfers                     20,944          63,643          60,356          84,547          18,833
Payments to
  contract owners                (11,204)        (56,788)        (51,522)        (28,165)         (8,339)

Account units outstanding
  AT 12/31/04                    277,917         954,231         974,205         643,917         256,027
--------------------------------------------------------------------------------------------------------

                                         ACCOUNT DIVISION
                         --------------------------------------------------
                             FIDELITY VIP
                              INVESTMENT           DAVIS          STRONG
                              GRADE BOND           VALUE       OPPORTUNITY
                              PORTFOLIO          PORTFOLIO       FUND II
---------------------------------------------------------------------------
Account units
  outstanding
  AT 01/01/2003                     677,140         384,920         254,365

Consideration
 received                           158,973          99,129          55,567

Net transfers                       167,158          46,330           3,305
Payments to
  contract owners                   (81,321)        (44,254)        (15,065)
---------------------------------------------------------------------------

Account units
  outstanding
  AT 12/31/03                       921,950         486,125         298,172

Consideration
 received                           194,535          99,072          42,499

Net transfers                       (65,547)         62,465          (8,226)
Payments to
  contract owners                   (75,705)        (35,431)        (14,804)

Account units outstanding
  AT 12/31/04                       975,233         612,231         317,641
---------------------------------------------------------------------------

                                                          ACCOUNT DIVISION
                         -------------------------------------------------------------------------------
                               STRONG       J.P. MORGAN       RAINIER        NEUBERGER       ALLIANCE
                              MID CAP     U.S. DISCIPLINED  SMALL/MID CAP     BERMAN          PREMIER
                               GROWTH         EQUITY          EQUITY          GENESIS         GROWTH
                              FUND II        PORTFOLIO       PORTFOLIO         FUND          PORTFOLIO
--------------------------------------------------------------------------------------------------------
Account units
  outstanding
  AT 01/01/2003                  371,269         690,067         194,166         409,931         522,390

Consideration
 received                         99,582         220,557          48,469         101,603         153,674

Net transfers                       (858)         57,774          19,126          34,815          33,701
Payments to
  contract owners                (26,027)        (53,128)        (14,589)        (32,552)        (32,880)
--------------------------------------------------------------------------------------------------------

Account units
  outstanding
  AT 12/31/03                    443,966         915,270         247,172         513,797         676,885

Consideration
 received                         76,824         240,310          53,108         108,412         157,812

Net transfers                    (19,583)         40,785          17,125          53,522          23,021
Payments to
  contract owners                (21,966)        (52,716)        (14,166)        (33,533)        (39,119)

Account units outstanding
  AT 12/31/04                    479,241       1,143,649         303,239         642,198         818,599
--------------------------------------------------------------------------------------------------------

                                                 ACCOUNT DIVISION
                         -----------------------------------------------------------------
                                             CREDIT SUISSE
                                PUTNAM         SMALL CO.                         ARIEL
                               VT VISTA         GROWTH           ARIEL        APPRECIATION
                                 FUND          PORTFOLIO          FUND            FUND
------------------------------------------------------------------------------------------
Account units
  outstanding
  AT 01/01/2003                    375,227         207,449         255,196         411,440

Consideration
 received                           86,380          41,327          86,812         146,696

Net transfers                       (2,946)            770          48,451          81,660
Payments to
  contract owners                  (27,361)        (12,581)        (13,479)        (27,519)
------------------------------------------------------------------------------------------

Account units
  outstanding
  AT 12/31/03                      431,300         236,965         376,980         612,277

Consideration
 received                           63,004          30,733          93,460         162,849

Net transfers                      (19,235)          3,797          37,671          59,816
Payments to
  contract owners                  (27,092)        (23,020)        (21,989)        (36,663)

Account units outstanding
  AT 12/31/04                      447,977         248,475         486,122         798,279
------------------------------------------------------------------------------------------

                                                                 ACCOUNT DIVISION
                         ----------------------------------------------------------------------------------------------
                              DELAWARE        DELAWARE     DREYFUS MIDCAP GOLDMAN SACHS   LORD ABBETT     ROYCE CAPITAL
                             VIP GROWTH       VIP TREND   STOCK PORTFOLIO   VIT CORE      SERIES FUND         FUND
                           OPPORTUNITIES       SERIES         SERVICE       SMALL CAP        GROWTH         SMALL CAP
                           SERVICE CLASS    SERVICE CLASS      SHARES         FUND       OPPORTUNITIES      PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
Account units
  outstanding
  AT 01/01/2004                        -               -              -              -               -                -

Consideration
 received                          3,667           1,462          3,035          7,103           5,822           20,615

Net transfers                      8,171             813          6,541         10,324          17,606           72,692
Payments to
  contract owners                   (774)              -              -             (4)         (1,013)             (26)
-----------------------------------------------------------------------------------------------------------------------

Account units
  outstanding
  AT 12/31/04                     11,064           2,275          9,576         17,423          22,415           93,281
=======================================================================================================================

6.  FINANCIAL HIGHLIGHTS

                                                                                UNIT               NET
                    ACCOUNT DIVISION                           UNITS            VALUE             ASSETS
------------------------------------------------------------------------------------------------------------
Wilshire VIT Equity Fund - HM Shares                         14,024,912    $21.34 to $22.67    $ 301,633,499
Wilshire VIT Balanced Fund -  HM Shares                      13,172,538     17.95 to 20.97     $ 261,599,493
Wilshire VIT Income Fund -  HM Shares                         1,300,042     12.16 to 17.85        21,963,766
Wilshire VIT Short-Term Investment Fund -  HM Shares            270,993     10.11 to 11.45         2,940,774
Wilshire VIT Small Cap Fund -  HM  Shares                     4,302,146     11.88 to 12.55        51,123,355
Wilshire VIT International Equity Fund -  HM Shares           3,099,530     11.67 to 12.32        36,179,259
Wilshire VIT Socially Responsible Fund -  HM Shares           4,612,921     16.61 to 17.53        76,641,597
Wilshire 5000 Index Portfolio Institutional                   1,924,243     10.12 to 10.68        19,478,297
Wilshire Large Co. Growth Portfolio Institutional               680,361     31.29 to 33.05        21,293,761
Wilshire 5000 Index Portfolio Investment                        787,993      9.92 to 10.52         7,833,095
Wilshire Large Co. Growth Portfolio Investment                  324,321     30.67 to 32.45         9,962,280
Wilshire Large Co. Value Portfolio Investment                   729,103     24.09 to 25.43        17,633,502
Wilshire Small Co. Value Portfolio Investment                   140,474     23.32 to 24.60         3,315,399
Wilshire Small Co. Growth Portfolio Investment                  121,774     20.20 to 21.86         2,471,845
T.Rowe Price Small-Cap Value Fund Advisor Class                 439,605     40.82 to 43.06        17,957,864
T.Rowe Small-Cap Stock Fund Advisor Class                       401,917     36.01 to 38.01        14,483,081
Fidelity VIP Growth & Income Portfolio                          757,537     14.25 to 15.04        10,812,187
Fidelity VIP Index 500 Portfolio                                277,917    133.70 to 143.78       37,811,520
Fidelity VIP Mid Cap Portfolio                                  954,231     28.84 to 30.42        27,532,251
Fidelity VIP Growth Portfolio                                   974,205     32.37 to 34.17        31,546,843
Fidelity VIP Overseas Portfolio                                 643,917     19.25 to 20.32        12,405,767
Fidelity VIP High Income Portfolio                              256,027      9.77 to 10.31         2,507,235
Fidelity VIP Investment Grade Bond Portfolio                    975,233     15.52 to 16.38        15,156,639
Davis Value Portfolio                                           612,231     11.52 to 12.26         7,064,779
Strong Opportunity Fund II                                      317,641     29.96 to 31.54         9,521,371
Strong Mid Cap Growth Fund II                                   479,241     16.94 to 17.90         8,123,906
J.P. Morgan U.S. Disciplined Equity Portfolio                 1,143,649     13.21 to 13.94        15,116,981
Rainier Small/Mid Cap Equity Portfolio                          303,239     34.93 to 36.84        10,602,737
Neuberger Berman Genesis Fund                                   642,198     27.76 to 29.29        17,832,489
Alliance Premier Growth Portfolio                               818,599     23.10 to 24.37        18,913,881
Putnam VT Vista Fund                                            447,977     13.53 to 14.28         6,067,620
Credit Suisse Small Co. Growth Portfolio                        248,475     18.64 to 19.68         4,634,469
Ariel Fund                                                      486,122     54.37 to 56.89        26,452,998
Ariel Appreciation Fund                                         798,279     47.99 to 50.20        38,334,735
Delaware VIP Growth Opportunities Service Class                  11,064     15.70 to 15.72           173,702
Delaware VIP Trend Series Service Class                           2,275     30.25 to 30.31            68,862
Dreyfus Midcap Stock Portfolio Service Shares                     9,576     17.90 to 17.93           171,393
Goldman Sachs VIT Core Small Cap Equity Fund                     17,423     15.00 to 15.03           261,401
Lord Abbett Series Fund Growth Opportunities                     22,415     13.21 to 13.23           296,065
Royce Capital Fund Small Cap Portfolio                           93,281      9.41 to 9.43            878,383

                                                              EXPENSE AS A       INVESTMENT
                                                              % OF AVERAGE         INCOME           TOTAL
                    ACCOUNT DIVISION                          NET ASSETS *          RATIO         RETURN **
--------------------------------------------------------------------------------------------------------------
Wilshire VIT Equity Fund - HM Shares                         0.00% to 1.25%            1.31%   10.16% to 8.71%
Wilshire VIT Balanced Fund -  HM Shares                      0.00% to 1.25%            2.52     8.21% to 5.46%
Wilshire VIT Income Fund -  HM Shares                        0.00% to 1.25%            5.78    4.94% to (0.82%)
Wilshire VIT Short-Term Investment Fund -  HM Shares         0.00% to 1.25%            0.86    1.22% to (0.05%)
Wilshire VIT Small Cap Fund -  HM  Shares                    0.00% to 1.25%            0.00     4.39% to 3.12%
Wilshire VIT International Equity Fund -  HM Shares          0.00% to 1.25%            1.37    10.62% to 9.26%
Wilshire VIT Socially Responsible Fund -  HM Shares          0.00% to 1.25%            1.36    13.27% to 11.86%
Wilshire 5000 Index Portfolio Institutional                  0.00% to 1.25%            1.37    11.52% to 10.22%
Wilshire Large Co. Growth Portfolio Institutional            0.00% to 1.25%            0.45     7.08% to 5.75%
Wilshire 5000 Index Portfolio Investment                     0.00% to 1.25%            1.26    11.27% to 9.81%
Wilshire Large Co. Growth Portfolio Investment               0.00% to 1.25%            0.11     6.94% to 5.37%
Wilshire Large Co. Value Portfolio Investment                0.00% to 1.25%            6.53    12.99% to 11.53%
Wilshire Small Co. Value Portfolio Investment                0.00% to 1.25%           12.16    21.40% to 19.95%
Wilshire Small Co. Growth Portfolio Investment               0.00% to 1.25%            4.63    17.04% to 15.64%
T.Rowe Price Small-Cap Value Fund Advisor Class              0.00% to 1.25%            3.77    25.46% to 23.91%
T.Rowe Small-Cap Stock Fund Advisor Class                    0.00% to 1.25%            4.61    18.45% to 17.01%
Fidelity VIP Growth & Income Portfolio                       0.00% to 1.25%            0.65     5.56% to 4.18%
Fidelity VIP Index 500 Portfolio                             0.00% to 1.25%            0.99    10.34% to 8.98%
Fidelity VIP Mid Cap Portfolio                               0.00% to 1.25%            0.00    23.12% to 24.63%
Fidelity VIP Growth Portfolio                                0.00% to 1.25%            0.12     3.14% to 1.84%
Fidelity VIP Overseas Portfolio                              0.00% to 1.25%            0.82    13.33% to 11.92%
Fidelity VIP High Income Portfolio                           0.00% to 1.25%            6.95     9.37% to 8.07%
Fidelity VIP Investment Grade Bond Portfolio                 0.00% to 1.25%            6.71     4.22% to 2.87%
Davis Value Portfolio                                        0.00% to 1.25%            0.92    12.35% to 10.90%
Strong Opportunity Fund II                                   0.00% to 1.25%            0.00    18.16% to 16.77%
Strong Mid Cap Growth Fund II                                0.00% to 1.25%            0.00    19.14% to 17.70%
J.P. Morgan U.S. Disciplined Equity Portfolio                0.00% to 1.25%            0.72     9.50% to 8.16%
Rainier Small/Mid Cap Equity Portfolio                       0.00% to 1.25%            4.07    17.38% to 15.93%
Neuberger Berman Genesis Fund                                0.00% to 1.25%            3.31    18.38% to 16.92%
Alliance Premier Growth Portfolio                            0.00% to 1.25%            0.00     8.36% to 7.02%
Putnam VT Vista Fund                                         0.00% to 1.25%            0.00    18.64% to 17.17%
Credit Suisse Small Co. Growth Portfolio                     0.00% to 1.25%            0.00    10.83% to 9.48%
Ariel Fund                                                   0.00% to 1.25%            3.90    21.98% to 20.48%
Ariel Appreciation Fund                                      0.95% to 1.25%            2.96    13.12% to 11.70%
Delaware VIP Growth Opportunities Service Class              0.95% to 1.25%            0.00    11.08% to 10.79%
Delaware VIP Trend Series Service Class                      0.95% to 1.25%            0.00    11.33% to 10.98%
Dreyfus Midcap Stock Portfolio Service Shares                0.95% to 1.25%            2.43    13.18% to 12.84%
Goldman Sachs VIT Core Small Cap Equity Fund                 0.95% to 1.25%            4.27    15.26% to 14.91%
Lord Abbett Series Fund Growth Opportunities                 0.95% to 1.25%            0.02    10.23% to 9.88%
Royce Capital Fund Small Cap Portfolio                       0.95% to 1.25%            3.81    23.82% to 23.42%

* These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                                                                UNIT               NET
                    ACCOUNT DIVISION                            UNITS           VALUE             ASSETS
------------------------------------------------------------------------------------------------------------
Horace Mann Equity Fund                                      15,075,890    $19.63 to $20.58    $ 297,970,728
Horace Mann Balanced Fund                                    14,094,671     17.02 to 19.38     $ 261,981,050
Horace Mann Income Fund                                       1,210,705     12.26 to 17.01        19,736,107
Horace Mann Short-Term Investment Fund                          427,380     10.85 to 11.31         4,639,891
Horace Mann Small Cap Fund                                    4,507,783     11.52 to 12.02        51,949,486
Horace Mann International Equity Fund                         3,072,915     10.68 to 11.14        32,832,553
Horace Mann Socially Responsible Fund                         4,740,058     14.85 to 15.48        70,377,792
Wilshire 5000 Index Portfolio Institutional                   1,873,756      9.18 to 9.58         17,213,849
Wilshire Large Co. Growth Portfolio Institutional               652,842     29.59 to 30.86        19,317,280
Wilshire 5000 Index Portfolio Investment                        541,013      9.03 to 9.45          4,896,375
Wilshire Large Co. Growth Portfolio Investment                  228,018     29.11 to 30.34         6,642,944
Wilshire Large Co. Value Portfolio Investment                   611,659     21.60 to 22.51        13,219,824
Wilshire Small Co. Value Portfolio Investment                   122,082     19.44 to 20.26         2,374,341
Wilshire Small Co. Growth Portfolio Investment                   92,724     17.47 to 18.68         1,626,087
T.Rowe Price Small-Cap Value Fund Advisor Class                 397,645     32.94 to 34.32        13,108,060
T.Rowe Small-Cap Stock Fund Advisor Class                       349,073     30.78 to 32.09        10,747,547
Fidelity VIP Growth & Income Portfolio                          535,029     13.68 to 14.25         7,325,313
Fidelity VIP Index 500 Portfolio                                211,435    124.96 to 130.28       26,396,472
Fidelity VIP Mid Cap Portfolio                                  798,274     23.42 to 24.41        18,703,354
Fidelity VIP Growth Portfolio                                   771,644     31.78 to 33.13        24,531,994
Fidelity VIP Overseas Portfolio                                 430,503     17.20 to 17.93         7,409,331
Fidelity VIP High Income Portfolio                              177,129      9.04 to 9.43          1,604,272
Fidelity VIP Investment Grade Bond Portfolio                    921,950     15.09 to 15.72        13,925,160
Davis Value Portfolio                                           486,125     10.39 to 10.91         5,054,698
Strong Opportunity Fund II                                      298,172     25.66 to 26.69         7,653,704
Strong Mid Cap Growth Fund II                                   443,966     14.39 to 15.02         6,393,457
J.P. Morgan U.S. Disciplined Equity Portfolio                   915,270     12.21 to 12.73        11,186,150
Rainier Small/Mid Cap Equity Portfolio                          247,172     30.13 to 31.39         7,452,915
Neuberger Berman Genesis Fund                                   513,797     23.74 to 24.74        12,198,374
Alliance Premier Growth Portfolio                               676,885     21.58 to 22.49        14,613,342
Putnam VT Vista Fund                                            431,300     11.55 to 12.04         4,985,464
Credit Suisse Small Co. Growth Portfolio                        236,965     17.03 to 17.76         4,036,006
Ariel Fund                                                      376,980     45.13 to 46.64        17,025,456
Ariel Appreciation Fund                                         612,277     42.96 to 44.38        26,317,706

                                                              EXPENSE AS A       INVESTMENT
                                                              % OF AVERAGE         INCOME           TOTAL
                    ACCOUNT DIVISION                          NET ASSETS *         RATIO          RETURN **
--------------------------------------------------------------------------------------------------------------
Horace Mann Equity Fund                                      0.00% to 1.25%            1.20%   27.59% to 25.97%
Horace Mann Balanced Fund                                    0.00% to 1.25%            2.06    19.56% to 17.22%
Horace Mann Income Fund                                      0.00% to 1.25%            2.59    7.32% to (1.37%)
Horace Mann Short-Term Investment Fund                       0.00% to 1.25%            0.97    1.07% to (0.18%)
Horace Mann Small Cap Fund                                   0.00% to 1.25%               -    59.21% to 57.16%
Horace Mann International Equity Fund                        0.00% to 1.25%            0.88    32.46% to 30.88%
Horace Mann Socially Responsible Fund                        0.00% to 1.25%            1.36    28.46% to 26.92%
Wilshire 5000 Index Portfolio Institutional                  0.00% to 1.25%            0.67    30.16% to 28.39%
Wilshire Large Co. Growth Portfolio Institutional            0.00% to 1.25%            0.28    26.89% to 25.33%
Wilshire 5000 Index Portfolio Investment                     0.00% to 1.25%            0.47    29.45% to 27.90%
Wilshire Large Co. Growth Portfolio Investment               0.00% to 1.25%               -    26.31% to 24.88%
Wilshire Large Co. Value Portfolio Investment                0.00% to 1.25%            0.48    28.41% to 26.91%
Wilshire Small Co. Value Portfolio Investment                0.00% to 1.25%            0.25    36.43% to 34.72%
Wilshire Small Co. Growth Portfolio Investment               0.00% to 1.25%               -    37.05% to 35.32%
T.Rowe Price Small-Cap Value Fund Advisor Class              0.00% to 1.25%            2.10    36.19% to 34.56%
T.Rowe Small-Cap Stock Fund Advisor Class                    0.00% to 1.25%            1.82    32.06% to 30.42%
Fidelity VIP Growth & Income Portfolio                       0.00% to 1.25%            0.81    23.38% to 21.93%
Fidelity VIP Index 500 Portfolio                             0.00% to 1.25%            1.04    28.09% to 26.53%
Fidelity VIP Mid Cap Portfolio                               0.00% to 1.25%            0.22    38.30% to 36.56%
Fidelity VIP Growth Portfolio                                0.00% to 1.25%            0.10    32.52% to 30.89%
Fidelity VIP Overseas Portfolio                              0.00% to 1.25%            0.38    42.98% to 41.33%
Fidelity VIP High Income Portfolio                           0.00% to 1.25%            4.73    26.75% to 25.03%
Fidelity VIP Investment Grade Bond Portfolio                 0.00% to 1.25%            4.46     4.94% to 3.64%
Davis Value Portfolio                                        0.00% to 1.25%            0.81    29.88% to 28.27%
Strong Opportunity Fund II                                   0.00% to 1.25%            0.08    36.94% to 35.34%
Strong Mid Cap Growth Fund II                                0.00% to 1.25%               -    34.23% to 32.50%
J.P. Morgan U.S. Disciplined Equity Portfolio                0.00% to 1.25%            0.68    28.07% to 26.53%
Rainier Small/Mid Cap Equity Portfolio                       0.00% to 1.25%               -    46.20% to 44.44%
Neuberger Berman Genesis Fund                                0.00% to 1.25%            0.06    31.39% to 29.73%
Alliance Premier Growth Portfolio                            0.00% to 1.25%               -    23.37% to 21.85%
Putnam VT Vista Fund                                         0.00% to 1.25%               -    32.01% to 28.36%
Credit Suisse Small Co. Growth Portfolio                     0.00% to 1.25%               -    48.62% to 46.81%
Ariel Fund                                                   0.00% to 1.25%               -    28.13% to 26.45%
Ariel Appreciation Fund                                      0.00% to 1.25%               -    30.95% to 29.40%

* These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholders
Horace Mann Life Insurance Company:

We have audited the accompanying statutory statements of admitted assets, liabilities and capital and surplus of Horace Mann Life Insurance Company (the Company) as of December 31, 2004 and 2003, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2004. In connection with our audits of the statutory financial statements, we also have audited financial statement schedules I, III & VI, and IV. These statutory financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory financial statements are free of material misstatement.
 An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statutory financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statutory financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in notes 1 and 7 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation - Division of Insurance, which practices differ from U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2004 and 2003, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2004.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2004 and 2003, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2004, on the basis of accounting described in note 1 and 7. Also in our opinion, the related financial statement schedules, when considered in relation to the basic statutory financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

Our audits were made for the purpose of forming an opinion on the basic statutory financial statements taken as a whole. The supplementary information included on Schedules A through C is presented for purposes of additional analysis and is not a required part of the basic statutory financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic statutory financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statutory statements taken as a whole.

/s/ KPMG LLP
Chicago, Illinois
April 28, 2005

          HORACE MANN LIFE INSURANCE COMPANY

          Statutory Financial Statements

          December 31, 2004 and 2003

          (With Independent Auditors' Report Thereon)

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus

December 31, 2004 and 2003

(In thousands)


   ADMITTED ASSETS                                                                 2004              2003
---------------------------------------------------------------------------------------------------------------
Cash and investments:
   Bonds                                                                      $     2,683,750   $     2,491,286
   Preferred stocks                                                                       150               139
   Mortgage loans on real estate                                                       18,195            19,006
   Policy loans                                                                        79,141            73,956
   Cash                                                                                13,069             3,682
   Short-term investments                                                              15,643            29,901
   Receivable for securities                                                                -               699
---------------------------------------------------------------------------------------------------------------

Total cash and investments                                                          2,809,948         2,618,669

Uncollected premiums and agents' balances
   in course of collection                                                              1,658             1,885

Deferred premiums and agents' balances booked but
   deferred and not yet due                                                            44,045            44,138

Investment income due and accrued                                                      36,133            34,874

Net deferred tax asset                                                                  8,753            10,261

Federal income tax recoverable                                                          5,810             2,695

Receivable from parent, subsidiaries and affiliates                                         -             2,774

Guaranty funds receivable or on deposit                                                   306               332

Other assets                                                                            1,814             2,512

Variable annuity assets held in separate accounts                                   1,254,763         1,119,231
---------------------------------------------------------------------------------------------------------------

Total admitted assets                                                         $     4,163,230   $     3,837,371
---------------------------------------------------------------------------------------------------------------


See accompanying notes to statutory financial statements.

(In thousands, except share data)


   LIABILITIES AND CAPITAL AND SURPLUS                                             2004              2003
---------------------------------------------------------------------------------------------------------------
Policy liabilities:
   Aggregate reserves:
      Life and annuity                                                        $     2,473,280   $     2,272,858
      Accident and health                                                              10,073            11,063
   Unpaid benefits:
      Life                                                                              7,436             8,283
      Accident and health                                                                 447               494
   Policyholder funds on deposit                                                      139,298           125,943
   Remittances not allocated                                                              403             1,436
---------------------------------------------------------------------------------------------------------------

Total policy liabilities                                                            2,630,937         2,420,077

Accrued expenses                                                                        3,046             4,094
Asset valuation reserve                                                                 9,591             4,621
Interest maintenance reserve                                                           26,314            25,727
Funds held for loaned securities                                                            -            22,021
Transfer from separate accounts                                                       (10,530)           (9,521)
Amounts retained by Company as trustee                                                 16,259            17,905
Payable to parent, subsidiaries and affiliates                                          1,097                 -
Other liabilities                                                                       1,645             1,032
Variable annuity liabilities held in separate accounts                              1,254,763         1,119,231
---------------------------------------------------------------------------------------------------------------

Total liabilities                                                                   3,933,122         3,605,187
---------------------------------------------------------------------------------------------------------------

Capital and surplus:
   Capital stock, $1 par value.
      Authorized 5,000,000 shares,
      2,500,000 shares outstanding                                                      2,500             2,500
   Additional paid-in and contributed surplus                                          22,704            22,704
   Unassigned surplus                                                                 204,904           206,980
---------------------------------------------------------------------------------------------------------------

Total capital and surplus                                                             230,108           232,184
---------------------------------------------------------------------------------------------------------------

Total liabilities and capital and surplus                                     $     4,163,230   $     3,837,371
---------------------------------------------------------------------------------------------------------------


See accompanying notes to statutory financial statements.

Statutory Statements of Operations

Years ended December 31, 2004, 2003, and 2002

(In thousands)


                                                                                   2004              2003              2002
---------------------------------------------------------------------------------------------------------------------------------
Revenue:
Premiums, annuity and supplementary
   contract considerations:
      Life                                                                    $        53,681   $       (42,591)  $       106,395
      Annuity                                                                         326,976           296,615           261,509
      Accident and health                                                               4,301             5,164             6,280
      Supplementary contracts                                                           9,854             6,509             4,778
---------------------------------------------------------------------------------------------------------------------------------

Total premiums, annuity and supplementary
   contract considerations                                                            394,812           265,697           378,962

Net investment income                                                                 158,175           153,391           161,410
Amortization of interest maintenance
   reserve                                                                              3,525             2,961             2,019
Commissions and expense allowances on reinsurance
   ceded                                                                               16,448            13,122            17,821
Reserve adjustments on reinsurance ceded                                               10,000           118,813           (50,000)
Management fee income from separate accounts                                           15,820            13,324            12,988
Mutual fund service fee income                                                          1,225             1,099             1,170
Fees from sales of partner products                                                     3,271             1,769             1,169
Other                                                                                    (765)              392               317
---------------------------------------------------------------------------------------------------------------------------------

Total revenue                                                                         602,511           570,568           525,856
---------------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
Provisions for claims and benefits:
      Life                                                                             73,763            80,417            43,673
      Annuity                                                                         384,194           342,380           316,127
      Accident and health                                                               2,134             1,953             2,463
      Supplementary contracts                                                          22,562            18,646            17,160
---------------------------------------------------------------------------------------------------------------------------------

Total claims and benefits                                                             482,653           443,396           379,423

Commissions                                                                            30,598            28,166            27,903
General and other expenses                                                             65,078            66,931            67,902
---------------------------------------------------------------------------------------------------------------------------------

Total benefits and expenses                                                           578,329           538,493           475,228
---------------------------------------------------------------------------------------------------------------------------------

Net gain before dividends to policyholders
   and federal income tax                                                              24,182            32,075            50,628
Dividends to policyholders                                                                  -                37                76
---------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to statutory financial statements.

                                                                                   2004              2003              2002
---------------------------------------------------------------------------------------------------------------------------------
Net gain before federal income tax                                                     24,182            32,038            50,552
Federal income tax expense                                                              6,079             5,814            28,768
---------------------------------------------------------------------------------------------------------------------------------

Net gain from operations                                                               18,103            26,224            21,784
Realized investment gains (losses)
   net of tax and transfers to IMR                                                      1,634             5,055           (43,998)
---------------------------------------------------------------------------------------------------------------------------------

Net income (loss)                                                             $        19,737   $        31,279   $       (22,214)
---------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to statutory financial statements.

Statutory Statements of Capital and Surplus

Years ended December 31, 2004, 2003, and 2002

(In thousands)


                                                                                   2004              2003              2002
---------------------------------------------------------------------------------------------------------------------------------
Capital stock                                                                 $         2,500   $         2,500   $         2,500
---------------------------------------------------------------------------------------------------------------------------------

Additional paid-in capital and
   contributed surplus                                                                 22,704            22,704            22,704
---------------------------------------------------------------------------------------------------------------------------------

Unassigned surplus:
Balance at beginning of year                                                          206,980           195,808           174,197
Net income (loss)                                                                      19,737            31,279           (22,214)
Change in net unrealized
      capital gains                                                                         -               135               509
   Change in net deferred income tax                                                    5,161            (9,142)           14,948
   Change in non-admitted assets                                                       (6,504)           12,143           (10,482)
   Change in asset valuation reserve                                                   (4,970)           (4,569)           11,850
   Cumulative effect of changes in accounting
      principle                                                                             -             3,833                 -
   Dividends to parent                                                                 (9,000)          (14,500)           (5,500)
   Change in surplus as a result of reinsurance                                        (6,500)                -            32,500
   Correction of prior year exhibit 5 reserve
      error                                                                                 -            (8,007)                -
---------------------------------------------------------------------------------------------------------------------------------

Balance at end of year                                                                204,904           206,980           195,808
---------------------------------------------------------------------------------------------------------------------------------

Total capital and surplus                                                     $       230,108   $       232,184   $       221,012
---------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to statutory financial statements.

Statutory Statements of Cash Flow

Years ended December 31, 2004, 2003, and 2002

(In thousands)


                                                                                   2004              2003             2002
---------------------------------------------------------------------------------------------------------------------------------
Cash from operations:
   Revenue received:
      Premiums, considerations
         and deposits                                                         $       395,848   $       268,443   $       380,221
      Investment income                                                               159,092           154,892           159,746
      Commissions and expense allowances on
         reinsurance ceded                                                             16,448            13,122            17,820
      Management fee income from Separate Accounts                                     15,820            13,324            13,305
      Mutual fund service fee income                                                    1,225             1,099             1,170
      Fees from sales of partner products                                               3,271             1,769             1,169
      Other income (loss)                                                                (765)              392               317
---------------------------------------------------------------------------------------------------------------------------------

   Total revenue received                                                             590,939           453,041           573,748
---------------------------------------------------------------------------------------------------------------------------------

   Benefits and expenses paid:
      Claims, benefits and
         net transfers                                                                274,430           171,457           343,889
      Expenses                                                                         94,427            93,305            91,089
      Dividends to policyholders                                                            -                74                82
      Federal income taxes                                                              9,188            23,592            10,913
---------------------------------------------------------------------------------------------------------------------------------

   Total benefits and expenses paid                                                   378,045           288,428           445,973
---------------------------------------------------------------------------------------------------------------------------------

Net cash from operations                                                              212,894           164,613           127,775
---------------------------------------------------------------------------------------------------------------------------------

Cash from investments:
   From investments sold or matured:
      Bonds                                                                           771,424         1,250,700         1,226,386
      Stocks                                                                              150             3,020                 6
      Mortgage loans                                                                      875               600             6,266
      Real estate and other                                                                 -                 3               109
      Miscellaneous proceeds                                                              699             7,201            27,290
---------------------------------------------------------------------------------------------------------------------------------

   Total investment proceeds                                                          773,148         1,261,524         1,260,057
---------------------------------------------------------------------------------------------------------------------------------

   Cost of investments acquired:
      Bonds                                                                          (963,352)       (1,450,121)       (1,377,112)
      Stocks                                                                             (150)             (930)               71
      Miscellaneous applications                                                            -           (27,491)             (510)
---------------------------------------------------------------------------------------------------------------------------------

   Total investments acquired                                                        (963,502)       (1,478,542)       (1,377,693)

   Net increase in policy loans                                                        (5,185)           (5,027)           (3,326)
---------------------------------------------------------------------------------------------------------------------------------

Total for investments acquired                                                       (968,687)       (1,483,569)        (1,381,019)
---------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to statutory financial statements.

                                                                                   2004              2003              2002
---------------------------------------------------------------------------------------------------------------------------------
Net cash used for investments                                                        (195,539)         (222,045)         (120,962)
---------------------------------------------------------------------------------------------------------------------------------

Cash from financing and miscellaneous:
   Cash provided (applied):
      Securities lending                                                              (22,021)           20,779           (97,389)
      Net deposits on deposit-type contract funds
        and other liabilities without life or
        disability contingencies                                                       13,359             4,870             2,981
      Change in surplus as a result of reinsurance                                     (6,500)                -            32,500
      Dividends to parent                                                              (9,000)          (15,000)           (5,000)
      Other cash provided (applied)                                                     1,936            (4,307)            7,837
---------------------------------------------------------------------------------------------------------------------------------

Net cash (used in) from financing
   and miscellaneous                                                                  (22,226)            6,342           (59,071)
---------------------------------------------------------------------------------------------------------------------------------

Net change in cash and
   short-term investments                                                              (4,871)          (51,090)          (52,258)
Cash and short-term investments
   at beginning of year                                                                33,583            84,673           136,931
---------------------------------------------------------------------------------------------------------------------------------

Cash and short-term investments
   at end of year                                                             $        28,712   $        33,583   $        84,673
---------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2004, 2003, and 2002

(In thousands)

(1)   SIGNIFICANT ACCOUNTING POLICIES

            ORGANIZATION

      Horace Mann Life Insurance Company (the Company) is a wholly owned subsidiary of Allegiance Life Insurance Company (ALIC). The Company's ultimate parent is Horace Mann Educators Corporation (HMEC).

      The Company markets and underwrites tax-qualified retirement annuities, individual life, group disability income, and group life insurance products primarily to educators and other employees of public schools and their families.

      The Company has not participated in any new business combinations in 2004. The Company has not discontinued any operations in 2004.

            BASIS OF PRESENTATION


      The accompanying statutory financial statements have been prepared in conformity with the accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation - Division of Insurance and the National Association of Insurance Commissioners (NAIC), which differ materially in some respects from accounting principles generally accepted in the United States of America as more fully discussed in note 7. At December 31, 2004 and 2003 no transactions have been accounted for as a permitted practice. The significant statutory accounting practices follow.

            INVESTMENTS

      Investments are valued in accordance with the requirements of the NAIC.

      Bonds not backed by other loans are carried at amortized cost using the interest method. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method. Market value is derived from the NAIC Valuation of Securities Manual for securities listed. Market value of bonds not listed is determined considering factors including quality of issuer, interest rates, and maturity dates. Loan backed bonds and structured securities are valued using currently anticipated prepayment assumptions. Prepayment assumptions were obtained from broker dealer survey values and are consistent with the current interest rate and economic environment. The retrospective method is used to value all securities. The Company used a pricing service in determining the market value of its loan-backed securities. The Company had no negative yield situations requiring a change from the retrospective to prospective method.

      Preferred stocks are carried at cost.

      Mortgage loans are carried at the unpaid principal balance less unamortized discount and were issued at a value of no more than 75% of the appraised value of the mortgaged property. No new mortgage loans were issued during the year. The Company did not reduce interest rates of any outstanding mortgage loans during the year. The Company had no non performing mortgage loans or loans with past due interest or principal payments.

      Policy loans are carried at the unpaid principal balance.




      The Company has elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date.

            ASSET VALUATION RESERVE

      The Asset Valuation Reserve (AVR) was calculated as prescribed and required by the NAIC. This reserve is maintained for the purpose of stabilizing surplus against the effects of fluctuations in the value of certain bond, stock, mortgage loan and real estate investments. Changes in the AVR reserve are charged or credited to surplus.

      The balance of the AVR by component as of December 31, 2004 and 2003, is as follows:

                                                                                   2004              2003
---------------------------------------------------------------------------------------------------------------
     Bonds, preferred stock and
        short-term investments                                                $         9,555   $         4,580
     Mortgage loans                                                                        36                41
---------------------------------------------------------------------------------------------------------------

         Total AVR                                                            $         9,591   $         4,621
---------------------------------------------------------------------------------------------------------------

      The AVR is held at a level equal to 48.5% of the maximum reserve level allowed by the NAIC. At December 31, 2003 the AVR was held at a level equal to 24.8% of the maximum reserve level allowed by the NAIC.

            INTEREST MAINTENANCE RESERVE

      The Interest Maintenance Reserve (IMR) was calculated as prescribed by the NAIC. This reserve is designed to capture the realized capital gains and losses which result from changes in the overall level of interest rates and amortize them into income over the approximate remaining life of the investment sold.

            CASH  AND SHORT-TERM INVESTMENTS

      Amounts represent cash and short-term securities having a maturity of one year or less at the time of acquisition. Short-term investments are carried at cost which approximates market value.

            VARIABLE ANNUITIES ASSETS AND LIABILITIES HELD IN SEPARATE ACCOUNTS

      Assets held in trust for purchasers of variable annuity contracts and the related liabilities are included in the statutory statements of admitted assets, liabilities and capital and surplus. Variable annuity assets, carried at market value, and liabilities represent tax-qualified variable annuity funds invested in various mutual funds, including the Horace Mann mutual funds.

      Variable annuity assets were invested in the following mutual funds:

      DECEMBER 31,                                                                 2004              2003
---------------------------------------------------------------------------------------------------------------
      Wilshire VIT Equity Fund - Horace Mann shares                           $       329,428   $             -
      Wilshire VIT Balanced Fund - Horace Mann shares                                 269,486                 -
      Wilshire VIT Socially Responsible Fund - Horace Mann shares                      80,341                 -
      Wilshire VIT Small Cap Growth Fund - Horace Mann shares                          56,293                 -
      Ariel Appreciation Fund                                                          40,726            27,831
      Wilshire VIT International Equity Fund - Horace Mann shares                      39,286                 -
      Fidelity VIP Index 500 Portfolio SC2                                             37,812            26,397
      Fidelity VIP Growth Portfolio SC2                                                33,270            25,960
      Fidelity VIP Mid Cap Portfolio SC2                                               32,835            21,719
      Ariel Fund                                                                       29,377            18,665
      Wilshire Large Company Growth Portfolio - Institutional Class                    24,176            21,705
      Wilshire VIT Income Fund - Horace Mann shares                                    23,228                 -
      Wilshire 5000 Index Portfolio - Institutional Class                              22,573            19,745
      T. Rowe Price Small Cap Value Fund - Advisor Class                               21,852            15,843
      AllianceBernstein Premier Growth Portfolio                                       19,102            14,744
      Neuberger Berman Genesis Fund Advisor Class                                      18,789            12,755
      Wilshire Large Company Value Portfolio - Investment Class                        17,633            13,220
      T. Rowe Price Small-Cap Stock Fund - Advisor Class                               16,412            11,984
      JP Morgan U.S. Large Cap Core Equity Portfolio                                   15,713            11,535
      Fidelity VIP Investment Grade Bond Portfolio SC2                                 15,157            13,925
      Fidelity VIP Overseas Portfolio SC2                                              13,349             7,948
      Strong Opportunity Fund II (Investor Class)                                      11,050             8,923
      Fidelity VIP Growth & Income Portfolio SC2                                       10,812             7,325
      Rainier Small/Mid Cap Equity Portfolio                                           10,603             7,453
      Wilshire Large Company Growth Portfolio - Investment Class                        9,962             6,643
      Davis Value Portfolio                                                             9,955             6,781
      Strong Mid Cap Growth Fund II (Investor Class)                                    8,391             6,557
      Wilshire 5000 Index Portfolio - Investment Class                                  7,833             4,896
      Putnam VT Vista Fund (IB Shares)                                                  6,697             5,490
      Credit Suisse Trust Small Cap Growth Portfolio                                    4,634             4,036
      Wilshire Small Company Value Portfolio (Investment Class)                         3,315             2,374
      Wilshire VIT Short-Term Investment Fund - Horace Mann shares                      3,181                 -
      Fidelity VIP High Income Portfolio SC2                                            2,507             1,604
      Wilshire Small Company Growth Portfolio (Investment Class)                        2,472             1,626
      BlackRock Index Equity Portfolio (Service Class)                                  1,767             1,186
      Putnam VT The George Putnam Fund of Boston (Class IA shares)                        895               414
      Royce Capital Fund Small-Cap Portfolio                                              878                 -
      BlackRock Liquidity Temp Fund (Service Class)                                       586               371
      BlackRock Core Bond Total Return Portfolio (Service Class)                          476               209
      Putnam VT International Equity Fund (Class IA shares)                               436               263
      Lord Abbett Services Fund - Growth Opportunities Portfolio                          304                 -
      Goldman Sachs VIT Core Small Cap Equity Fund                                        261                 -
      BlackRock Low Duration Bond Portfolio (Service Class)                               257               218
      Delaware VIP Growth Opportunities Series (Service shares)                           174                 -
      Dreyfus Investment Portfolio MidCap Stock Portfolio (Service Class)                 171                 -
      T. Rowe Price Science & Technology Fund (Advisor Class)                             169               111
      Delaware VIP Trend Series (Service Class)                                            69                 -
      Templeton Foreign Smaller Companies Fund (Class A)                                   61                10
      Goldman Sachs VIT International Equity Fund                                           9                 -
      Horace Mann Equity Fund                                                               -           325,881
      Horace Mann Balanced Fund                                                             -           270,287
      Horace Mann Socially Responsible Fund                                                 -            73,947
      Horace Mann Small Cap Growth Fund                                                     -            57,210
      Horace Mann International Equity Fund                                                 -            35,754
      Horace Mann Income Fund                                                               -            20,843
      Horace Mann Short-Term Investment Fund                                                -             4,843
---------------------------------------------------------------------------------------------------------------

            Total                                                             $     1,254,763   $     1,119,231
---------------------------------------------------------------------------------------------------------------

      On September 30, 2004, sponsorship of the Horace Mann Funds was transferred to Wilshire Associates, Inc.

      The investment income, gains and losses of these accounts accrue directly to the policyholders and are not included in the operations of the Company.


      Reconciliation of transfers to (from) separate account is as follows:

                                                                                   2004              2003
---------------------------------------------------------------------------------------------------------------
      Transfers to separate account                                           $       132,118   $       115,342
      Transfers from separate account                                                (101,582)          (76,260)
---------------------------------------------------------------------------------------------------------------

      Net transfers to separate account                                       $        30,536   $        39,082
---------------------------------------------------------------------------------------------------------------

            AGGREGATE RESERVES

      Applicable state insurance laws require that the Company set up reserves in accordance with statutory regulations, carried as liabilities to meet future obligations under outstanding policies. These reserves are the amount that, with the additional premiums to be received and interest thereon compounded annually at certain rates, is calculated to be sufficient to meet the various policy and contract obligations as they occur.

      Premium deficiency reserves at December 31, 2004 and 2003 were $218 and $237, respectively.

      The Company waives deduction of deferred fractional premiums upon death of insured and returns any portion of the final premiums beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

      The tabular interest, tabular less actual reserve released and tabular cost has been determined by formula as prescribed in the annual statement instructions. Tabular interest on funds not involving life contingencies is determined as the sum of the products of each valuation rate of interest and the mean of the funds subject to such rate held at the beginning and end of the valuation year.

      Aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies are based on statutory mortality tables and interest assumptions using either the net level, or commissioners' reserve valuation method or commissioners' annuity reserve valuation method. The annuity reserves include the current declared interest rates through the valuation date. The composition of these liabilities at December 31 was as follows:

                                                          AGGREGATE     RESERVES
                                                          ----------------------         MORTALITY         INTEREST
                                                          2004              2003           TABLE             RATE
--------------------------------------------------------------------------------------------------------------------
     Life                                            $       601,048   $       551,686   1980 CSO          4.0-7.0%
                                                               1,578             1,618   1958 CET          2.5-5.5
                                                             162,029           164,546   1958 CSO          2.5-4.5
                                                              43,640            47,353   Various           2.5-3.0
                                                               8,037             8,388   1941 CSO          2.5-6.5

     Annuity                                               1,215,385         1,145,869   1971 IAM          3.0-5.5
                                                              80,209            82,131   a-1949            3.0-5.5
                                                               1,470             1,506   1937 SAT          3.0
                                                                 104               155   Various           3.0
                                                             127,345            71,906   a-2000            1.5-3.5
                                                             126,590            97,220   1983a             3.0-4.5

     Supplementary
      contract with
      life contingencies                                      58,406            61,967   1983a             6.25-11.0
                                                              43,844            34,368   a-2000            5.5-7.0
                                                               2,948             3,285   1971 IAM          4.5-11.25
                                                                 647               860   1937 SAT          3.5
--------------------------------------------------------------------------------------------------------------------

         Total                                       $     2,473,280   $     2,272,858
--------------------------------------------------------------------------------------------------------------------

            ANALYSIS OF ANNUITY RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

                                                                            2004                                2003
                                                                            ----                                ----
                                                                                          % OF                                % OF
                                                                      AMOUNT             TOTAL            AMOUNT             TOTAL
----------------------------------------------------------------------------------------------------------------------------------
      Subject to discretionary withdrawal

        With fair value adjustment                           $        10,761                 -   $         2,254                 -
        At book value less current surrender
          charge of 5% or more                                     1,099,328                36%          992,854                36%
        At fair value                                              1,244,233                41%        1,109,710                41%
----------------------------------------------------------------------------------------------------------------------------------
      Total with adjustment or at fair value                       2,354,322                           2,104,818

      At book value without adjustment
        (minimal or no charge or adjustment)                         579,754                19%          529,060                19%
      Not subject to discretionary withdrawal                        105,845                 4%          100,480                 4%
----------------------------------------------------------------------------------------------------------------------------------
      Total (gross)                                                3,039,921               100%        2,734,358               100%
----------------------------------------------------------------------------------------------------------------------------------
      Total (net)*                                           $     3,039,921                     $     2,734,358
----------------------------------------------------------------------------------------------------------------------------------

      *Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

                                                                  2004                                2003
----------------------------------------------------------------------------------------------------------------------------------
      Life & Accident & Health Annual Statement:
      Exhibit 5, Annuities Section, Total (net)              $     1,551,103                     $     1,398,787
      Exhibit 5, Supplementary Contracts with
        Life Contingencies Section, Total (net)                      105,845                             100,480
      Exhibit 7, Deposit-Type Contracts, Line
        14, Column 1                                                 138,740                             125,381
----------------------------------------------------------------------------------------------------------------------------------
      Subtotal                                                     1,795,688                           1,624,648

      Separate Accounts Annual Statement:

      Exhibit 3, Line 0299999, Column 2                            1,240,762                           1,105,688
      Exhibit 3, Line 0399999, Column 2                                3,471                               4,022
----------------------------------------------------------------------------------------------------------------------------------
      Subtotal                                                     1,244,233                           1,109,710
----------------------------------------------------------------------------------------------------------------------------------
      Combined Total                                         $     3,039,921                     $     2,734,358
----------------------------------------------------------------------------------------------------------------------------------

      Policy reserves for losses for accident and health contracts are estimated by the Company's valuation actuary using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates specified by regulatory authorities for disability income business.

      Aggregate reserves for accident and health policies include the present value of amounts not yet due on existing claims and unearned premiums at December 31 as follows:

                                                                                     AGGREGATE RESERVES
                                                                                     ------------------
                                                                                   2004              2003
---------------------------------------------------------------------------------------------------------------
      Present value of amounts not yet
        due on claims (3% interest rate)                                      $         9,355   $        10,272
      Additional contract reserves                                                        504               573
      Unearned premiums and other                                                         214               218
---------------------------------------------------------------------------------------------------------------

      Aggregate accident and health reserves                                  $        10,073   $        11,063
---------------------------------------------------------------------------------------------------------------


      The Company discounts the liabilities for certain cancelable disability insurance business. The liabilities at December 31, 2004 included
      $9,525 and $10,126 of such discounted reserves at December 31, 2004 and 2003, respectively. The aggregate amount of discount at December 31, 2004 and 2003 were $2,034 and $2,026 respectively.


            UNPAID BENEFITS

      Unpaid benefits consists of case basis reserves and estimates of losses incurred but not reported. Estimates for losses incurred but not reported are based on prior experience modified for current trends.

      Accident and health claim reserves and liabilities include the following:

                                                                                   2004              2003              2002
---------------------------------------------------------------------------------------------------------------------------------
      Aggregate reserves for accident
        and health                                                            $        10,073   $        11,063   $        12,136
      Unpaid benefits for accident and health                                             447               494               606
      Less: Additional contract reserves                                                 (504)             (573)             (679)
            Unearned premiums and other                                                  (214)             (218)             (524)
---------------------------------------------------------------------------------------------------------------------------------

      Accident and health claim reserves
         and liabilities                                                      $         9,802   $        10,766   $        11,539
---------------------------------------------------------------------------------------------------------------------------------

      The following table sets forth an analysis of accident and health claim reserves and liabilities and provides a reconciliation of beginning and ending reserves for the periods indicated.

                                                                                   2004              2003              2002
---------------------------------------------------------------------------------------------------------------------------------
      Net balance at January 1                                                $        10,766   $        11,539   $        13,916

      Incurred related to:
               Current year                                                             2,155             2,205             2,515
               Prior years                                                                 52               161               (89)
---------------------------------------------------------------------------------------------------------------------------------

      Total incurred                                                                    2,207             2,366             2,426
---------------------------------------------------------------------------------------------------------------------------------

      Paid related to:
               Current year                                                               674               502               793
               Prior years                                                              2,497             2,637             4,010
---------------------------------------------------------------------------------------------------------------------------------

      Total paid                                                                        3,171             3,139             4,803
---------------------------------------------------------------------------------------------------------------------------------

      Net balance at December 31                                              $         9,802   $        10,766   $        11,539
---------------------------------------------------------------------------------------------------------------------------------

            RESERVE FOR SUPPLEMENTARY CONTRACTS WITHOUT LIFE CONTINGENCIES

      This reserve represents the present value of future payments discounted with interest only. At December 31, 2004 and 2003 this liability was $138,740 and $125,381 respectively, based on average credited interest rates of 4.0% and 4.1% in 2004 and 2003, respectively and is included in "policyholder funds on deposit."

            ACCOUNTING CHANGE AND CORRECTION OF ERRORS


      In connection with the 2003 annual statement preparation, the Company discovered an error in the calculation of the Individual Life, Disabled Life Reserves for prior years. In 2002, the Aggregate Reserves for Life Contracts were understated by $8,007. With the approval of the Illinois department of insurance, total liabilities, and capital and surplus were adjusted in 2003 to correct for this error.


      In addition to the error described above, a change in the valuation basis for Individual Life, Disabled Life Reserves was also implemented. The 2002 reserves were recalculated using the Standard Valuation Law maximum interest rates as adopted by the Company's state of domicile. The amount of reserve decrease due to this valuation basis change was $3,833. Total liabilities and capital and surplus and statutory statements of capital and surplus were adjusted in 2003 to reflect this valuation basis change.

      LIFE PREMIUMS


      Life premiums are reflected as earned on the coverage anniversary date. Annuity and supplementary contracts with life contingencies premiums are reflected as earned when collected. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy.


      Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year.


      Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2004, were as follows:

                                                                                   GROSS         NET OF LOADING
---------------------------------------------------------------------------------------------------------------
      Ordinary new business                                                   $         2,295   $         1,576
      Ordinary renewal                                                                 42,919            44,148
      Group life                                                                           50                50
---------------------------------------------------------------------------------------------------------------

      Totals                                                                  $        45,264   $        45,774
---------------------------------------------------------------------------------------------------------------

            MUTUAL FUND SERVICE FEE INCOME


      The Company has a service agreement where the Company provides certain services to the Wilshire VIT Funds (Funds) necessary to coordinate the Funds activities with those of the separate account of the Company other than the administrative agreement. For these services the Company receives a mutual fund service fee, accrued daily and paid monthly, based upon the combined assets for the Funds.


            FEES FROM SALES OF PARTNER PRODUCTS

      In 2000, the Company instituted a program to offer long-term care and variable universal life policies, with two third-party vendors underwriting such insurance. In 2003, the Company expanded its third-party vendor offerings with the addition of universal life insurance underwritten by Jefferson Pilot Financial. Also in 2003, the Company entered into a third-party agreement with American Funds Distributors, Inc. to market their retail mutual funds. In addition to retail mutual funds, a qualified tuition program (also known as a 529 plan) and Coverdell Education Savings Accounts are also offered through this marketing alliance. On business underwritten by third-party vendors, the Company receives a commission on the sale of that business.

            INCOME TAXES


      The Company is included in the consolidated federal income tax return of its parent, ALIC, and its ultimate parent, HMEC and its subsidiaries. Tax sharing agreements between the Company and HMEC, as approved by the Board of Directors of the Company, provide that tax on operating income is charged to the Company as if it were filing a separate federal income tax return. The Company receives the benefits of any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement.


      Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense is based on financial reporting income or loss adjusted for certain temporary differences, which are the result of dissimilar financial reporting and tax basis accounting methods. A net deferred tax asset, for the tax effect of temporary differences between financial reporting and the tax basis of assets and liabilities, is only reported as an admitted asset to the extent that it will be realized within one year, with the change in net deferred tax asset or liability being charged directly to surplus.

            ACQUISITION EXPENSES

      The cost of acquiring new business, principally commissions, underwriting salaries, and related expenses, is charged to expense as incurred.

            NON-ADMITTED ASSETS


      Assets prescribed by the Illinois Insurance Code and the NAIC as "non-admitted" (principally non-admitted deferred tax assets) are charged as a direct reduction to unassigned surplus.


            USE OF ESTIMATES

      The preparation of statutory financial statements requires management to make estimates and assumptions that affect the reported financial statement balances as well as the disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

            RECLASSIFICATION


      The Company has reclassified the presentation of certain prior period information to conform with the 2004 presentation.


(2)   INVESTMENTS

            NET INVESTMENT INCOME

      The components of net investment income are as follows:

                                                                                   2004              2003               2002
---------------------------------------------------------------------------------------------------------------------------------
      Interest on bonds                                                       $       154,021   $       148,811   $       156,782
      Interest on mortgage loans                                                        1,633             1,687             2,201
      Interest on short-term investments                                                  686             1,009             1,641
      Interest on policy loans                                                          4,758             4,759             3,277
      Real estate income & other invested assets                                            -                 -                 4
      Miscellaneous investment income (expense)                                            24                 1               (17)
---------------------------------------------------------------------------------------------------------------------------------

      Gross investment income                                                         161,122           156,267           163,888
      Investment expenses                                                               2,947             2,876             2,478
---------------------------------------------------------------------------------------------------------------------------------

      Net investment income                                                   $       158,175   $       153,391   $       161,410
---------------------------------------------------------------------------------------------------------------------------------

      The Company nonadmits investment income due and accrued if amounts are over 90 days past due. The Company had no amounts excluded at December 31, 2004 and 2003. Investment income reflects amortization of premiums and accrual of discounts on an effective-yield basis.

            REALIZED INVESTMENT GAINS (LOSSES) NET OF TAX AND TRANSFERS TO IMR


      Realized investment gains and losses are determined on the basis of specific identification. Realized investment gains (losses) on most fixed income securities are transferred on an after tax basis to the IMR and amortized into income over the average remaining lives of the assets sold. Only realized investment gains (losses) which result from changes in the overall level of interest rates excluding securities whose NAIC rating classification at the end of the holding period is different from its NAIC rating classification at the beginning of the holding period by more than on NAIC rating classification are transferred to IMR. These gains (losses) are not included in net income in the year they occurred.


      The IMR at December 31 is as follows:

                                                                                   2004              2003              2002
---------------------------------------------------------------------------------------------------------------------------------
      Reserve balance, beginning of year                                      $        25,727   $        19,409   $        10,026
      Current year capital gains,
         net of tax                                                                     4,112             9,279            11,402
      Amortization of interest maintenance
         reserve                                                                       (3,525)           (2,961)           (2,019)
---------------------------------------------------------------------------------------------------------------------------------

      Reserve balance, end of year                                            $        26,314   $        25,727   $        19,409
---------------------------------------------------------------------------------------------------------------------------------

      Realized investment gains (losses) reported in the statutory statement of operations net of tax and transfers to IMR are as follows:

                                                                                   2004              2003              2002
---------------------------------------------------------------------------------------------------------------------------------
      Bonds                                                                   $         5,728   $        12,102   $       (30,976)
      Common stocks                                                                         -             2,229               (66)
      Preferred stocks                                                                     12                 -                 -
      Mortgage loans                                                                        -                 -                13
      Other                                                                                 -                 3                 -
---------------------------------------------------------------------------------------------------------------------------------

      Realized investment gain (losses)                                                 5,740            14,334           (31,029)

      Less federal income tax (benefit) expense                                            (6)                -             1,567
      Transferred to interest maintenance
         reserve                                                                       (4,112)           (9,279)          (11,402)
---------------------------------------------------------------------------------------------------------------------------------

      Realized investment gain (losses)
         net of tax and transfers to IMR                                      $         1,634   $         5,055   $       (43,998)
---------------------------------------------------------------------------------------------------------------------------------

            CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES)

      Certain investments, principally below investment grade bonds denoted by NAIC designations 3 through 6, are required to be carried at the lower of amortized cost or market. The resulting unrealized gains or losses are reflected as credits or charges to unassigned surplus. The ending unrealized capital gains (losses) also includes the change in non-admitted deferred tax assets related to unrealized gains (losses).

                                                                                   2004              2003              2002
---------------------------------------------------------------------------------------------------------------------------------
      Unrealized capital gains (losses)
               Beginning of period                                            $            60   $           (75)  $          (584)
               End of period                                                               60                60               (75)
---------------------------------------------------------------------------------------------------------------------------------

      Increase for the period                                                 $             -   $           135   $           509
---------------------------------------------------------------------------------------------------------------------------------

            BONDS

      At December 31, 2004, the fair value and gross unrealized losses of investments in bonds segregated between securities having an unrealized loss for less than 12 months and securities having an unrealized loss for 12 months or longer were as follows:

                                          LESS THAN 12 MONTHS           12 MONTHS OR LONGER                  TOTAL
                                      ---------------------------   ---------------------------   ---------------------------
                                                      UNREALIZED                    UNREALIZED                    UNREALIZED
                                       FAIR VALUE       LOSSES       FAIR VALUE       LOSSES       FAIR VALUE       LOSSES
                                      ------------   ------------   ------------   ------------   ------------   ------------
AS OF DECEMBER 31, 2004
   U.S. government and
      agency obligations
     Mortgage-backed securities       $    141,419   $        637   $     59,931   $      1,502   $    201,350   $      2,139
     Other                                  58,636            353            389             26         59,025            379
   Municipal bonds                               -              -         14,453            547         14,453            547
   Foreign government bonds                      -              -          3,906            115          3,906            115
   Corporate bonds                         139,868          1,173         18,432            738        158,300          1,911
   Other mortgage-backed
     securities                             52,937            876          4,512            386         57,449          1,262
                                      ------------   ------------   ------------   ------------   ------------   ------------
         Totals                       $    392,860   $      3,039   $    101,623   $      3,314   $    494,483   $      6,353
                                      ============   ============   ============   ============   ============   ============

      At December 31, 2004, the gross unrealized loss position in the investment portfolio was $6,353 (119 positions and less than 0.5% of the investment portfolio). There were no securities trading below 80% of amortized cost. Securities with an investment grade rating represented 91% of the unrealized loss. The largest single unrealized loss was $763 on a FNMA mortgage-backed security purchased in June 2003 when interest rates hit 40 year lows. The majority of the unrealized losses were due to changes in interest rates. The portfolio included 20 securities that have been in an unrealized loss position for 12 months or greater, totaling $3,314 (of which $2,412 was from securities purchased in 2003 when interest rates were at record lows). The Company views the decrease in value of all of the securities with unrealized losses at December 31, 2004 as temporary, expects recovery in fair value, anticipates continued payments under the terms of the securities, and has the intent and ability to hold these securities until maturity or a recovery in fair value occurs. Therefore, no impairment of these securities was recorded at December 31, 2004.

      At December 31, 2004 and 2003, 3.9% and 3.3%, respectively, of the total bond portfolio (at amortized cost) consisted of private placement bonds. The market value of private placement bonds is estimated based upon factors including credit quality, interest rates and maturity dates.

      The carrying value and estimated fair value of investments in bonds and preferred stock as of December 31, 2004 and 2003 are as follows:

                                                        CARRYING        UNREALIZED        UNREALIZED           FAIR
            DECEMBER 31, 2004                             VALUE           GAINS             LOSSES             VALUE
------------------------------------------------------------------------------------------------------------------------
U.S. government and
   agency obligations:
         Mortgage-backed
            securities                               $      647,796   $        9,457    $       (2,139)   $      655,114
         Other                                              165,180            2,513              (379)          167,314
Municipal bonds                                              52,479            2,033              (547)           53,965
Foreign government bonds                                     30,660            3,809              (115)           34,354
Corporate securities                                      1,705,178          112,068            (1,911)        1,815,335
Other mortgage-backed
   securities                                                82,607            1,967            (1,262)           83,312
------------------------------------------------------------------------------------------------------------------------

Total                                                $    2,683,900   $      131,847    $       (6,353)   $    2,809,394
------------------------------------------------------------------------------------------------------------------------

                                                        CARRYING        UNREALIZED        UNREALIZED           FAIR
            DECEMBER 31, 2003                             VALUE           GAINS             LOSSES             VALUE
------------------------------------------------------------------------------------------------------------------------
U.S. government and
   agency obligations:
         Mortgage-backed
            securities                               $      652,977   $       13,772    $       (1,815)   $      664,934
         Other                                              241,801            5,900            (1,272)          246,429
Municipal bonds                                              52,479            1,551              (820)           53,210
Foreign government bonds                                     33,134            3,389              (329)           36,194
Corporate securities                                      1,443,517           92,549            (4,022)        1,532,044
Other mortgage-backed
   securities                                                67,517            2,832              (659)           69,690
------------------------------------------------------------------------------------------------------------------------

Total                                                $    2,491,425   $      119,993    $       (8,917)   $    2,602,501
------------------------------------------------------------------------------------------------------------------------


      Fair value includes securities issued by Federal National Mortgage Association ("FNMA") of $531,144 and $472,764; Federal Home Loan Mortgage Association ("FHLMA") of $177,700 and $164,274; and Government National Mortgage Association ("GNMA") of $21,004 and $63,928 as of
      December 31, 2004 and 2003, respectively.

      At December 31, 2004, .65% of the Company's investment portfolio was invested in collateralized mortgage obligations ("CMOs") excluding mortgage obligations of United States governmental agencies. The average credit quality rating of the Company's investment in CMOs was AAA and NAIC 1 -the highest ratings. The market value of CMOs at December 31, 2004 was $48,790 compared to a $48,560 carrying value. The average duration of the Company's investment in CMOs was 3.19 years at December 31, 2004.

      The carrying value and estimated fair value of bonds by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                          ESTIMATED
                                                                         CARRYING           FAIR
                DECEMBER 31, 2004                                          VALUE            VALUE
------------------------------------------------------------------------------------------------------
      Due in one year or less                                         $      221,994    $      232,373
      Due after one year through five years                                  733,420           767,709
      Due after five years through ten years                                 970,171         1,015,530
      Due after ten years through twenty years                               169,055           176,959
      Due after twenty years                                                 589,110           616,653
------------------------------------------------------------------------------------------------------

      Total bonds                                                     $    2,683,750    $    2,809,224
------------------------------------------------------------------------------------------------------

      Preferred stock                                                            150               170
------------------------------------------------------------------------------------------------------

      Total bonds and preferred stock                                 $    2,683,900    $    2,809,394
------------------------------------------------------------------------------------------------------

      Proceeds from dispositions of investments in bonds and stocks during 2004, 2003 and 2002 were $771,574, $1,253,720 and $1,226,392, respectively.
      Gross gains of $9,059, $30,336 and $31,140 and gross losses of $3,319, $16,001 and $62,182 were realized on those sales for 2004, 2003 and 2002, respectively.

      In 2004, the Company had no fixed income security impairment charges. For the full year 2003, the Company recorded fixed income security impairment charges totaling $7,200, $4,077 related to two of the Company's collateralized debt obligation (CDO) securities and the remaining $3,123 primarily related to two airline industry issuers. In 2002, the Company recorded charges of $32,297 due to the impairment of fixed income securities primarily issued by companies in the communications sector. Gains realized in 2004 included $526 loss from sales of securities for which impairment charges were recorded in 2003. Gains realized in 2003 included $8,814 from sales of securities for which impairment charges were recorded in 2002.

      In each of the periods, the impaired securities were marked to fair value, and the write-downs were recorded as realized investment losses in the statutory statement of operations. These impairments were deemed to be other-than-temporary for one or more of the following reasons: the recovery of full value was not likely, the issuer defaulted or was likely to default due to the need to restructure its debt, or the Company had an intent to sell the security in the near future.

            DEPOSITS

      The carrying value of securities on deposit with governmental authorities, as required by law, as of December 31 were as follows:

                                                                          2004              2003
------------------------------------------------------------------------------------------------------
      Held for all policyholders                                      $        1,758    $        1,783
      Held for policyholders in certain states                                   987               992
------------------------------------------------------------------------------------------------------

                                                                      $        2,745    $        2,775
------------------------------------------------------------------------------------------------------

            SECURITIES LENDING


      The Company participates in a securities lending program. Acceptable collateral for this program is U.S. Government securities, U.S. Government Agency securities and cash. The collateral is not restricted. The initial collateral received is 102% of the market value of the loan, and the collateral is subsequently maintained at at least 101% of the market value of the loan. As of December 31, 2004 and 2003, the Company had $0 and $22,021 respectively, in outstanding securities loaned. The corresponding asset amounts for collateral received are included in short-term investments.


            INVESTMENTS IN ENTITIES EXCEEDING 10% OF CAPITAL AND SURPLUS

      There were no entities (other than the U.S. Government and government agencies and authorities) in which the total amount invested exceeds 10% of total capital and surplus at December 31, 2004.

(3)   RELATED PARTY TRANSACTIONS

      The Company has common management and shares office facilities with HMEC and other affiliates and is a party to several intercompany service agreements. Under these agreements, the Company paid $97,490, $114,262, and $90,969 for management, administrative, data processing, commissions and agency services, utilization of personnel, and investment advisory services in 2004, 2003 and 2002, respectively. Intercompany balances are settled monthly.

      The Company had balances payable to affiliates of $797 and $1,215 at December 31, 2004 and 2003, respectively included in "accrued expenses" and "other liabilities" in the statutory statements of admitted assets, liabilities and capital and surplus.

      ALIC reinsures all of the Company's life insurance business in the state of Arizona. Effective January 1, 2001, ALIC also assumed a small block of Florida whole life business from the Company.

      The Company holds a mortgage loan on the home office property from Horace Mann Service Corporation (HMSC), an affiliated company, in the amount of $14,267 as of December 31, 2004.


      HMEC recorded an after-tax charge of $2.7 million in December 2001, representing HMEC's best estimate of the costs required to remedy problems with the life insurance tax status of certain life policies issued by the Company. In July 2003, HMEC entered into agreements with the Internal Revenue Service resolving its compliance with Internal Revenue Code
      Section 7702 (Definition of Life Insurance). The accrual established at December 31, 2001 was adequate to cover these costs. Due to the fact that all employees were employed by HMSC, HMEC, the parent of HMSC, was liable for such settlement costs. HMEC reimbursed the employer (HMSC) for these costs and held the Company harmless for all claims of HMSC.


      The Company has no common stock investments in any upstream companies or affiliates.

(4)   FEDERAL INCOME TAXES



      Federal income tax expense for the years ended December 31, 2004, 2003 and 2002, consist of the following major components:


                                                                                   2004              2003              2002
---------------------------------------------------------------------------------------------------------------------------------
       Current income tax expense from operations                             $         5,695   $        10,003   $        31,213
       Prior year under (over) accrual of tax reserves                                    384            (4,189)           (2,445)

---------------------------------------------------------------------------------------------------------------------------------

       Federal income tax expense from operations                                       6,079             5,814            28,768
---------------------------------------------------------------------------------------------------------------------------------

       Federal income tax (benefit) expense
           on realized losses                                                              (6)                -             1,567
---------------------------------------------------------------------------------------------------------------------------------
       Federal income tax expense                                             $         6,073   $         5,814   $        30,335
---------------------------------------------------------------------------------------------------------------------------------

      The components of the net admitted deferred tax assets as of December 31, 2004, and 2003 are as follows:


                                                                                   2004                                 2003
---------------------------------------------------------------------------------------------------------------------------------
       Total of all deferred tax assets
          (admitted and nonadmitted)                                          $        62,436                     $        60,026
       Total of all deferred tax liabilities                                           20,301                              23,052
---------------------------------------------------------------------------------------------------------------------------------
       Net deferred tax assets                                                         42,135                              36,974
       Total deferred tax assets non-admitted                                          33,382                              26,713
---------------------------------------------------------------------------------------------------------------------------------
       Net admitted deferred tax assets                                       $         8,753                     $        10,261
---------------------------------------------------------------------------------------------------------------------------------

      The net deferred tax asset is included in federal income taxes recoverable on the accompanying statutory statement of admitted assets, liabilities, capital and surplus. There are no temporary differences for which deferred tax liabilities have not been recognized. Accordingly, there are no events that would cause unrecognized temporary differences to become taxable.

      DTAs resulting from book/tax differences in:


                                                                                   2004               2003             CHANGE
---------------------------------------------------------------------------------------------------------------------------------
        Policy benefits                                                       $        38,235   $        39,543   $        (1,308)
        Policy acquisition costs                                                       10,763            10,700                63
        Investments                                                                       824             2,394              (392)
        Capital loss carry forwards                                                     4,249             6,990            (1,570)
        Allocated OPEB and pension accruals                                             5,144                 -            (2,741)
        General expense accruals                                                        2,783                 -             2,783
        Other                                                                             438                 -                39
---------------------------------------------------------------------------------------------------------------------------------
        Total DTAs                                                            $        62,436   $        60,026   $         2,410
---------------------------------------------------------------------------------------------------------------------------------
        DTAs non-admitted                                                     $        33,382   $        26,713   $         6,669
---------------------------------------------------------------------------------------------------------------------------------
        Admitted deferred tax asset                                           $        29,054   $        33,313   $        (4,259)
---------------------------------------------------------------------------------------------------------------------------------


      DTLs resulting from book/tax differences in:


                                                                                   2004               2003             CHANGE
---------------------------------------------------------------------------------------------------------------------------------
        Investments                                                           $         1,086   $         2,317   $        (1,231)
        Premiums deferred and uncollected                                              16,021            17,452            (1,431)
        Policy benefits                                                                 3,194             3,283               (89)
---------------------------------------------------------------------------------------------------------------------------------

        Total DTLs                                                            $        20,301   $        23,052   $        (2,751)
---------------------------------------------------------------------------------------------------------------------------------
      Net deferred tax asset - admitted                                       $         8,753   $        10,261   $        (1,508)
---------------------------------------------------------------------------------------------------------------------------------

      The Company's income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before income taxes as follows:


                                                                                   2004              2003
---------------------------------------------------------------------------------------------------------------
          Current income tax expense incurred                                 $         6,073   $         5,814
          Change in deferred income tax
             (without tax on unrealized gains and losses)                              (5,161)            9,142
---------------------------------------------------------------------------------------------------------------
          Total income tax reported                                                       912            14,956
---------------------------------------------------------------------------------------------------------------
          Income before taxes                                                          29,922            46,372
                                                                                           35%               35%
---------------------------------------------------------------------------------------------------------------
          Expected income tax expense at 35%
             statutory rate                                                            10,473            16,230
---------------------------------------------------------------------------------------------------------------
        Increase (decrease) in actual tax reported resulting from:
           Dividends received deduction                                                (1,308)           (1,571)
           Nondeductible expense for meals,
              penalties and lobbying                                                      115               175
           Tax adjustment for IMR                                                      (1,234)           (1,035)
           Deferred tax benefit on non-admitted assets                                     58               106
           Reinsurance                                                                 (2,275)                -
           Other                                                                       (4,917)            1,051
---------------------------------------------------------------------------------------------------------------
        Total income tax reported                                             $           912   $        14,956
---------------------------------------------------------------------------------------------------------------


      At December 31, 2004, the Company did not have any unused operating loss carryforwards available to offset against future taxable income. There are capital loss carryforwards available of $12,140.

      The amount of federal income taxes incurred that are available for recoupment in the event of future net losses are $5,695, $8,576, and $24,375 for 2004, 2003 and 2002, respectively.

(5)   RESTRICTIONS OF SURPLUS

      The amount of dividends which can be paid by Illinois insurance companies without prior approval of the State Insurance Commissioner is subject to restrictions relating to profitability and statutory surplus. Dividends which may be paid by the Company during 2005 without prior approval are approximately $23,000. Dividend payments were $9,000, $15,000 and $5,000 in 2004, 2003 and 2002, respectively.

      Dividends declared and unpaid at December 31, 2002 were $500. This amount was paid in February 2003.

      Under applicable Illinois insurance laws and regulations, the Company is required to maintain a minimum capital and surplus of $1,500.

      The portion of unassigned funds (surplus) represented or reduced by each item below is as follows:

                                                                                    2004                     2003
                                                                              ----------------         ----------------
                  Nonadmitted asset values                                    $       (33,463)         $       (26,958)
                  Asset valuation reserves                                             (9,591)                  (4,621)

(6)   FAIR VALUE OF FINANCIAL INSTRUMENTS

      Accounting principles generally accepted in the United States of America require that the Company disclose estimated fair values for certain financial instruments. Fair values of the Company's insurance contracts other than annuity contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk through the matching of investment maturities with amounts due under insurance contracts. The following methods and assumptions were used to estimate the fair value of financial instruments.

      Investments - For fixed maturities and short-term and other investments, fair value equals quoted market price, if available. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities, adjusted for differences between the quoted securities and the securities being valued. The fair value of mortgage loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities. The fair value of policy loans is based on estimates using discounted cash flow analysis and current interest rates being offered for new loans.

      Annuity Contract Liabilities and Policyholder Account Balances on Interest-sensitive Life Contracts - The fair values of annuity contract liabilities and policyholder account balances on interest-sensitive life contracts are equal to the discounted estimated future cash flows (using the Company's current interest rates earned on its investments) including an adjustment for risk that the timing or amount of cash flows will vary from management's estimate.

      Policyholder Funds On Deposit - Policyholder funds on deposit are supplementary contract reserves and dividend accumulations which represent deposits that do not have defined maturities. The carrying value of these funds is used as a reasonable estimate of fair value.

      The carrying amounts and fair values of financial instruments at December 31, 2004 consisted of the following:


                                                                                 CARRYING           FAIR
                                                                                  AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------
      Financial Assets
           Bonds                                                              $     2,683,750   $     2,809,224
           Mortgage loans                                                              18,195            20,844
           Short-term investments                                                      15,643            15,643
           Policy loans and preferred stock                                            79,291            79,795
---------------------------------------------------------------------------------------------------------------

              Total investments                                               $     2,796,879   $     2,925,506
           Asset valuation reserve                                                      9,591                 -
---------------------------------------------------------------------------------------------------------------

              Total investments less asset
                valuation reserve                                             $     2,787,288   $     2,925,506
           Cash                                                                        13,069            13,069
---------------------------------------------------------------------------------------------------------------

      Financial Liabilities
           Policyholder account
             balances on interest-sensitive
             life contracts                                                   $        85,594   $        83,685
           Annuity contract liabilities                                             1,656,947         1,529,588
           Policyholder funds on deposit                                              139,298           139,298
---------------------------------------------------------------------------------------------------------------


      Fair value estimates shown above are dependent upon subjective assumptions and involve significant uncertainties resulting in variability in estimates with changes in assumptions. Fair value assumptions are based upon subjective estimates of market conditions and perceived risks of financial instruments at a certain point in time. The disclosed fair values do not reflect any premium or discount that could result from offering for sale at one time an entire holding of a particular financial instrument. In addition, potential taxes and other expenses that would be incurred in an actual sale or settlement are not reflected in amounts disclosed.

(7) DIFFERENCES BETWEEN ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA AND STATUTORY ACCOUNTING PRACTICES


      Statutory accounting practices differ in some respects from accounting principles generally accepted in the United States of America (GAAP). Under GAAP. The most significant differences between statutory accounting practices and GAAP are described as follows:


      (a) Aggregate reserves for future life benefits are computed on the net level premium method using estimates of future investment yield, mortality, and withdrawal.

      (b) Aggregate reserve for annuity contracts are carried at accumulated policyholder values without reduction for potential surrender or withdrawal charges.

      (c) Annuity considerations and other fund deposits are reflected as deposits rather than revenue.

      (d) Acquisition costs are deferred and amortized in proportion to anticipated premiums over the terms of the insurance policies for individual life contracts and amortized over 20 years in proportion to estimated gross profits for interest-sensitive life and investment (annuity) contracts.

      (e) Non-admitted assets less applicable allowance accounts are restored to the balance sheet.

      (f)   Asset valuation and interest maintenance reserves are not provided.

      (g) The assets and liabilities are revalued as of the date of acquisition of HMEC and its subsidiaries in August, 1989.

      (h) Realized investment gains (losses) resulting from changes in interest rates are recognized in income when the related security is sold.

      (i) Reinsurance ceded credits are recognized as assets in GAAP basis financial statements.


      (j) Fixed maturity investments (bonds) categorized as available for sale are carried at fair value with changes in fair value charged or credited to unassigned surplus, net of deferred income taxes.


      (k) The statement of cash flows is presented in a format as prescribed by Statement of Financial Accounting Standards No. 95.

      (l)   A statement of comprehensive income is required.

      (m) Retroactive Coinsurance and modified coinsurance transactions are recognized as deposits. Statutory ceded premiums, ceded benefits paid, ceded change in reserves and change in surplus as the result of reinsurance are removed from GAAP reporting.

      (n) The realization of deferred tax assets under GAAP is evaluated utilizing a "more likely than not" standard. A valuation allowance is established for deferred tax assets deemed not realizable using this standard. Under statutory accounting principles, the realization of deferred tax assets is determined utilizing an admissibility test outlined in statement of Statutory Accounting Principles No. 10 - Income Taxes. Any gross deferred tax assets determined to be not realizable are non-admitted for statutory accounting purposes. Additionally, changes in the balances of deferred tax assets and liabilities result in increases or decreases of income under GAAP, whereas under statutory accounting principles, these changes directly impact surplus.

      The aggregate effect of the foregoing differences has not been determined separately for the Company.

(8)   REINSURANCE

      In the normal course of business, the Company cedes reinsurance to other insurers. Reinsurance is ceded primarily to limit losses from large exposures and to permit recovery of a portion of direct losses; however, such a transfer does not relieve the originating insurance company of contingent liability.

      Information with respect to reinsurance ceded and assumed by the Company is set forth below.


                                                                                   2004              2003              2002
---------------------------------------------------------------------------------------------------------------------------------
      Direct life insurance premiums                                          $       107,503   $       111,223   $       110,645
      Life insurance premiums ceded:
            To ALIC                                                                     1,533             1,525             1,521
            Coinsurance and Modified coinsurance agreement                             49,538           149,051                 -
            Other                                                                       2,751             3,238             2,729
                                                                              ---------------   ---------------   ---------------
      Net life insurance premiums as reported                                          53,681           (42,591)          106,395
            Modified coinsurance reclass*                                                   -                 -          (332,372)
                                                                              ---------------   ---------------   ---------------
                                                                                       53,681           (42,591)         (225,977)

      Reserve adjustment on reinsurance ceded
            as reported                                                                10,000           118,813           (50,000)
            Modified coinsurance reclass*                                                   -                 -           332,372
                                                                              ---------------   ---------------   ---------------
                                                                                       10,000           118,813           282,372
      Life insurance reserves ceded:
            To ALIC                                                                    11,382            10,198             9,688
            To other companies                                                         43,157            53,179            53,448
      Accident and health premiums ceded:
            To other companies                                                          2,685             2,866             2,779
      Amounts recoverable from reinsurers
            on paid losses                                                                347             1,040             1,250
---------------------------------------------------------------------------------------------------------------------------------

      The maximum amount of direct individual ordinary insurance retained on any standard life is $200 and a maximum of $100 or $125 is retained on each group life policy depending on the type of coverage. Amounts in excess of the retained portion are ceded on a yearly renewable term basis of reinsurance. The Company also maintains a life catastrophe reinsurance program. The Company reinsures 100% of the catastrophe risk in excess of $1,000 up to $15,000 per occurrence. This program covers acts of terrorism but excludes nuclear, biological and chemical explosions as well as other acts of war.

      During 2001, the Company entered into a quota share reinsurance agreement with Hartford Life and Accident Insurance Company to cede 50% of the Company's disability income policies.

      On December 31, 2003, the Company entered into a reinsurance agreement with the United States branch of Sun Life Assurance Company of Canada ("SLACC") which replaced the 2002 agreement with Sun Life Reinsurance Company Limited ("SLRCL"), a member of the Sun Life Financial Group. Under the terms of the December 31, 2003 agreement, which is expected to be in place for a five year period, the Company ceded to SLACC, on a combination coinsurance and modified coinsurance basis, a 75% quota share of the Company's in force interest-sensitive life block of business issued prior to January 1, 2002, representing an increase from the 58% quota share which was in place under the 2002 agreement. SLACC assumes its proportional share of all risks attendant to the business reinsured such as mortality, persistency and investment risk, reducing the Company's liabilities under statutory accounting principles to the extent of the ceded commission. The initial ceding commission received by the Company was $50.0 million and resulted in a $32.5 million after-tax increase in the Company's statutory surplus. Subsequent growth in the Company's statutory surplus was reduced by $6.5 million in 2004 and is anticipated that surplus growth will be reduced by approximately the same amount annually in 2005 through 2008, as the coinsurance reserve declines over the term of the agreement. Fees related to these transactions reduced the Company's pretax income by $973 in 2004 and are expected to decline over the term of the agreement. These transactions improved the statutory operating leverage and risk-based capital ratio of the Company. The agreement contains a condition whereby the Company must maintain an S&P financial strength rating of BBB- or higher. If this condition is not maintained for a period of more than 60 consecutive days, the Company may recapture the agreement without penalty after giving 30 days written notice.

      At December 31, 2004 and 2003 the Company has outstanding surplus relief of $40,000 and $50,000 and modified coinsurance reserves of $437,338 and $405,279,respectively, related to the contract with SLACC.

(9)   PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS

      The Company is a member of the Horace Mann group of insurance companies. All the Company's personnel are employees of HMSC. Salaries, pension and related benefits are allocated to the Company for these services.

            PENSION PLANS

      HMSC has the following retirement plans: a defined contribution plan; a 401(k) plan; a defined benefit plan for employees hired on or before December 31, 1998; and certain employees participate in a supplemental defined benefit plan or a supplemental defined contribution plan or both.

      After completing the first year of employment, all employees participate in the defined contribution plan. Under this plan, HMSC makes contributions to each participant's account based on eligible compensation and years of service. Contribution percentages are currently as follows:
      (1)employees hired on or after April 1, 1997, 5% of eligible compensation;
      (2)employees hired prior to April 1, 1997 with less than 15 years of service, 6% of eligible compensation; and (3)employees hired prior to April 1, 1997 with 15 or more years of service, 7% of eligible compensation. Participants are 100% vested in this plan after 5 years of service.

      All employees participate in a 401(k) plan. Beginning January 1, 2002, HMSC automatically contributes 3% of eligible compensation to each employee's account, which is 100% vested at the time of the contribution. In addition, employees may voluntarily contribute up to 20% of their eligible compensation into their account.

      Effective April 1, 2002, participants stopped accruing benefits under the defined benefit and supplemental defined benefit plans but continue to retain the benefits they had accrued to date. Amounts earned under the defined benefit and supplemental defined benefit plans have been based on years of service and the highest 36 consecutive months of earnings while under the plan (through March 31, 2002). Participants are 100% vested in these defined benefit plans after 5 years of service.

      HMSC's policy with respect to funding the defined benefit plan is to contribute amounts which are actuarially determined to provide the plan with sufficient assets to meet future benefit payments consistent with the funding requirements of federal laws and regulations. For the defined contribution, 401(k) and defined benefit plans, investments have been set aside in a trust fund. The supplemental retirement plans are non-qualified, unfunded plans.

      Employees whose compensation exceeds the limits covered under the qualified plans participate in an unfunded, non-qualified defined contribution plan. HMSC accrues an amount for each participant based on their compensation, years of service and account balance. Participants are 100% vested in this plan after 5 years of service.

      The Company has no obligations to current or former employees for benefits after their employment but before their retirement.

      Total allocated pension expense was $5,384, $6,025, and $7,716 for 2004, 2003 and 2002, respectively.

            POSTEMPLOYMENT BENEFITS

      In addition to providing pension benefits, HMSC also provides certain health care and life insurance benefits to retired employees and eligible dependents. Effective January 1, 2001, the eligibility requirement was age 55 and 20 years of service. Employees hire on or after January 1, 2001 are not eligible for postretirement medical benefits. Effective January 1, 2004, only employees who were at least age 50 with at least 15 years of service by December 31, 2003 are eligible to participate in this program. Postretirement benefits other than pensions of active and retired employees are accrued as expense over the employees' service years. The allocated cost of these benefits totaled $102, $195, and $912 for the years ended December 31, 2004, 2003 and 2002, respectively.

(10)  LAWSUITS AND LEGAL PROCEEDINGS

      There are various lawsuits and legal proceedings against the Company. Management and legal counsel are of the opinion that the ultimate disposition of such litigation will have no material adverse effect on the Company's financial position or results of operation.

(11)  RISK-BASED CAPITAL

      The insurance departments of various states, including the Company's domiciliary state of Illinois impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of life insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.

      The RBC guidelines define specific capital levels where regulatory intervention is required based on the ratio of the Company's actual total adjusted capital (sum of capital and surplus and AVR) to control levels determined by the RBC formula. At December 31, 2004, the Company's actual total adjusted capital was $237,969 and the authorized control level risk-based capital was $27,775.

(12)  OTHER ITEMS

      The Company had one life claim as a result of the September 11 events which totaled $30.


(13)  RECONCILIATION TO THE ANNUAL STATEMENT

      Subsequent to the filing of the 2004 annual statement, the Company made adjustments to correct differences between the annual statement as filed with the Illinois Department of Financial and Professional Regulation - Division of Insurance and other regulatory authorities and the accompanying 2004 statutory financial statements. These adjustments were to correct errors identified in the 2004 annual statement subsequent to filing the statement with the Illinois Department of Financial and Professional Regulation - Division of Insurance resulting from the resolution of discrepancies related to cash disbursement accounts and federal income tax liabilities.



                                           ADMITTED                                            NET
                                            ASSETS         LIABILITIES       SURPLUS         INCOME
                                          ----------       -----------       --------        -------
December 31, 2004
  Balances as filed                       $4,162,893       $3,932,821        $230,072        $22,524
  Federal income tax on operations              (569)               -            (569)          (569)
  Federal income tax on gains                 (1,531)               -          (1,531)        (1,531)
  Other expense                                  168              856            (688)          (687)
  Deferred income tax                          2,824                -           2,824              -
  Outstanding checks reclassification           (555)            (555)              -              -

Balances, as reported herein              $4,163,230       $3,933,122        $230,108        $19,737

December 31, 2003:
  Balances as filed                       $3,837,891       $3,605,707        $232,184        $31,279

  Outstanding checks reclassification           (520)            (520)              -              -
                                          ----------       ----------        --------        -------
Balances, as reported herein              $3,837,371       $3,605,187        $232,184        $31,279
                                          ==========       ==========        ========        =======

                       HORACE MANN LIFE INSURANCE COMPANY

          SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES - SCHEDULE A

              ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2004

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.


INVESTMENT INCOME EARNED:

      U. S. Government Bonds                                                                    $     9,205,079
      Other bonds (unaffiliated)                                                                    144,815,601
      Bonds of affiliates                                                                                     -
      Preferred stocks (unaffiliated)                                                                     5,829
      Preferred stocks of affiliates                                                                          -
      Common stocks (unaffiliated)                                                                            -
      Common stocks of affiliates                                                                             -
      Mortgage loans                                                                                  1,632,888
      Real estate                                                                                             -
      Premium notes, policy loans & liens                                                             4,757,733
      Cash on hand and on deposit                                                                             -
      Short-term investments                                                                            686,411
      Other invested assets                                                                                   -
      Derivative instruments                                                                                  -
      Aggregate write-ins for investment income                                                          18,651
                                                                                                ---------------
      Gross investment income                                                                       161,122,192
                                                                                                ===============

REAL ESTATE OWNED - BOOK VALUE LESS ENCUMBRANCES                                                              -
                                                                                                ===============

MORTGAGE LOANS - BOOK VALUE:
      Farm mortgages                                                                            $             -
      Residential mortgages                                                                             312,311
      Commercial mortgages                                                                           17,882,380

      Total mortgage loans                                                                      $    18,194,691
                                                                                                ===============

MORTGAGE LOANS BY STANDING - BOOK VALUE:
      Good standing                                                                             $    18,194,691
                                                                                                ===============
      Good standing with restructured terms                                                                   -
                                                                                                ===============
      Interest overdue more than 90 days,
           not in foreclosure                                                                   $             -
                                                                                                ===============
      Foreclosure in process                                                                                  -
                                                                                                ===============



See accompanying independent registered public accounting firm report.

OTHER LONG TERM ASSETS - STATEMENT VALUE                                                        $             -
                                                                                                ===============

COLLATERAL LOANS                                                                                              -
                                                                                                ===============

BONDS AND STOCKS OF PARENTS, SUBSIDIARIES
   AND AFFILIATES - BOOK VALUE
      Bonds                                                                                                   -
                                                                                                ===============
      Preferred Stocks                                                                                        -
                                                                                                ===============
      Common Stocks                                                                                           -
                                                                                                ===============

BONDS AND SHORT-TERM INVESTMENTS BY CLASS AND MATURITY:
      Bonds by Maturity - Statement Value
          Due within 1 year or less                                                             $   237,635,852
          Over 1 year through 5 years                                                               733,420,254
          Over 5 years through 10 years                                                             970,171,604
          Over 10 years through 20 years                                                            169,055,128
          Over 20 years                                                                             589,110,492

          Total by Maturity                                                                     $ 2,699,393,330
                                                                                                ===============

      Bonds by Class - Statement Value
          Class 1                                                                               $ 1,930,999,953
          Class 2                                                                                   645,945,173
          Class 3                                                                                    30,698,720
          Class 4                                                                                    86,951,689
          Class 5                                                                                     3,580,495
          Class 6                                                                                     1,217,300

          Total by Class                                                                        $ 2,699,393,330
                                                                                                ===============

          Total Bonds Publicly Traded                                                           $ 2,593,882,550
                                                                                                ---------------

          Total Bonds Privately Placed                                                          $   105,510,780
                                                                                                ---------------

PREFERRED STOCKS - STATEMENT VALUE                                                                      150,075

COMMON STOCKS - MARKET VALUE                                                                    $             -
                                                                                                ===============

SHORT-TERM INVESTMENTS - BOOK VALUE                                                             $    15,642,760
                                                                                                ===============

OPTIONS, CAPS, FLOORS OWNED - STATEMENT VALUE                                                                 -
                                                                                                ===============

OPTIONS, CAPS, FLOORS WRITTEN AND IN FORCE - STATEMENT VALUE                                                  -
                                                                                                ===============

COLLAR, SWAPS AND FORWARD AGREEMENTS OPEN - STATEMENT VALUE                                                   -
                                                                                                ===============

FUTURES CONTRACTS OPEN - CURRENT VALUE                                                                        -
                                                                                                ===============

CASH ON DEPOSIT                                                                                 $    13,069,403
                                                                                                ===============


See accompanying independent registered public accounting firm report.

LIFE INSURANCE IN FORCE:
      Industrial                                                                                              -
                                                                                             ==================
      Ordinary                                                                               $   11,594,387,000
                                                                                             ==================
      Credit Life                                                                                            -
                                                                                             ==================
      Group Life                                                                             $    1,714,433,000
                                                                                             ==================

Amount of Accidental Death Insurance In Force Under
   Ordinary Policies                                                                         $      411,144,000
                                                                                             ==================

LIFE INSURANCE POLICIES WITH DISABILITY PROVISIONS
   IN FORCE:
      Industrial                                                                                              -
                                                                                             ==================
      Ordinary                                                                               $      521,954,000
                                                                                             ==================
      Credit Life                                                                                             -
                                                                                             ==================
      Group Life                                                                             $    1,669,513,000
                                                                                             ==================

SUPPLEMENTAL CONTRACTS IN FORCE:
      Ordinary - Not Involving Life Contingencies
         Amount on Deposit                                                                   $      135,678,632
                                                                                             ==================
         Income Payable                                                                      $       24,832,849
                                                                                             ==================

      Ordinary - Involving Life Contingencies
         Income Payable                                                                      $       12,579,247
                                                                                             ==================

      Group - Not Involving Life Contingencies
         Amount on Deposit                                                                                    -
                                                                                             ==================
         Income Payable                                                                                       -
                                                                                             ==================

      Group - Involving Life Contingencies
         Income Payable                                                                                       -
                                                                                             ==================

ANNUITIES:
   Ordinary:
      Immediate - Amount of Income Payable                                                                    -
                                                                                             ==================
      Deferred - Fully Paid Account Balance                                                  $          217,381
                                                                                             ==================
      Deferred - Not Fully Paid Account Balance                                              $    1,508,629,282
                                                                                             ==================

   Group:
      Amount of Income Payable                                                                                -
                                                                                             ==================
      Fully Paid Account Balance                                                                              -
                                                                                             ==================
      Not Fully Paid Account Balance                                                         $       42,256,207
                                                                                             ==================


See accompanying independent registered public accounting firm report.

ACCIDENT AND HEALTH INSURANCE PREMIUMS IN FORCE:
      Ordinary                                                                               $        3,215,011
                                                                                             ==================
      Group                                                                                           3,709,114
                                                                                             ==================
      Credit                                                                                                  -
                                                                                             ==================

DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
      Deposit Funds - Account Balance                                                                     3,875
                                                                                             ==================
      Dividend Accumulations - Account Balance                                               $        3,061,649
                                                                                             ==================

CLAIM PAYMENTS CALENDAR YEAR 2004
      Group Accident and Health Year
         Year Incurred
            2004                                                                             $          219,389
                                                                                             ==================
            2003                                                                             $          405,325
                                                                                             ==================
            2002                                                                             $          141,366
                                                                                             ==================
            2001                                                                             $          137,984
                                                                                             ==================
            2000                                                                             $           75,784
                                                                                             ==================
            Prior                                                                            $        1,040,307
                                                                                             ==================

      Other Accident & Health
         Year Incurred
            2004                                                                             $          454,688
                                                                                             ==================
            2003                                                                             $          546,392
                                                                                             ==================
            2002                                                                             $           28,247
                                                                                             ==================
            2001                                                                             $           27,024
                                                                                             ==================
            2000                                                                             $           24,377
                                                                                             ==================
            Prior                                                                            $           69,842
                                                                                             ==================

      Other Coverages that Use Developmental Methods
         to Calculate Claims Reserves
         Year Incurred
            2004                                                                                              -
                                                                                             ==================
            2003                                                                                              -
                                                                                             ==================
            2002                                                                                              -
                                                                                             ==================
            2001                                                                                              -
                                                                                             ==================
            2000                                                                                              -
                                                                                             ==================
            Prior                                                                                             -
                                                                                             ==================


See accompanying independent registered public accounting firm report.

                       HORACE MANN LIFE INSURANCE COMPANY
                    SUMMARY INVESTMENT SCHEDULE - SCHEDULE B
                                DECEMBER 31, 2004
                                 (In thousands)

                                                                                                       ADMITTED ASSETS AS
                                                                     GROSS INVESTMENT                    REPORTED IN THE
         INVESTMENT CATEGORIES                                           HOLDINGS                       ANNUAL STATEMENT
-----------------------------------------------------------------------------------------------------------------------------
Bonds:
   US Treasury securities                                      $      44,278           1.576%   $      44,278           1.576%
   US government agency and corporate obligations:
       Issued by US government agencies                               60,569           2.156           60,569           2.156
       Issued by US government sponsored
        agencies                                                      60,333           2.147           60,333           2.147
   Foreign government                                                 30,660           1.091           30,660           1.091
   Securities issued by states, territories
    and possessions and political
    subdivisions in the US:
       States, territories and possessions
        general obligations                                            8,000           0.285            8,000           0.285
       Political subdivisions of states,
        territories and possessions and political
        subdivisions general obligations
       Revenue and assessment obligations                             44,479           1.583           44,479           1.583
       Industrial development and
        similar obligations
   Mortgage-backed securities:
       Pass-through securities:
           Issued or guaranteed by GNMA                               19,636           0.699           19,636           0.699
           Issued or guaranteed by FNMA and FHLMC                    617,387          21.971          617,387          21.971
           All other                                                     120           0.004              120           0.004
       CMOs and REMICs:
           Issued or guaranteed by GNMA, FNMA,
            FHLMC or VA                                               10,773           0.383           10,773           0.383
           Issued by non-US government issuers and
            collateralized by MBS issued or
            guaranteed by GNMA, FNMA, FHLMC or VA                          -           0.000                -           0.000
           All other                                                  19,976           0.711           19,976           0.711

Other debt and other fixed income
 securities (excluding short-term):
   Unaffiliated domestic securities                                1,587,114          56.483        1,587,114          56.483
   Unaffiliated foreign securities                                   180,425           6.421          180,425           6.421
   Affiliated securities

Equity interests:
   Investments in mutual funds
   Preferred stocks:
       Affiliated
       Unaffiliated                                                      150           0.005              150           0.005
   Publicly traded equity securities:
       Affiliated
       Unaffiliated


See accompanying independent registered public accounting firm report.

                                                                                                       ADMITTED ASSETS AS
                                                                     GROSS INVESTMENT                    REPORTED IN THE
         INVESTMENT CATEGORIES                                           HOLDINGS                       ANNUAL STATEMENT
-----------------------------------------------------------------------------------------------------------------------------
Equity interests (continued)
   Other equity securites:
       Affiliated                                              $           -           0.000%   $           -           0.000%
       Unaffiliated                                                        -           0.000                -           0.000
   Other equity interests including tangible
    personal property under leases:

       Affiliated                                                          -           0.000                -           0.000
       Unaffiliated                                                        -           0.000                -           0.000

Mortgage loans:
   Construction and land development                                       -           0.000                -           0.000
   Agricultural                                                            -           0.000                -           0.000
   Single family residential properties                                  312           0.011              312           0.011
   Multifamily residential properties                                      -           0.000                -           0.000
   Commercial loans                                                   17,883           0.636           17,883           0.636
   Mezzanine real estate loans                                             -           0.000                -           0.000

Real estate investments:
   Property occupied by company                                            -           0.000                -           0.000
   Property held for the production of income                              -           0.000                -           0.000
   Property held for sale                                                  -           0.000                -           0.000

Policy loans                                                          79,141           2.816           79,141           2.816

Receivable for securities                                                  -           0.000                -           0.000

Cash, cash equivalents and short-term investments                     28,712           1.022           28,712           1.022

Other invested assets                                                      -           0.000                -           0.000
-----------------------------------------------------------------------------------------------------------------------------

Total invested assets                                          $   2,809,948             100%   $   2,809,948             100%
-----------------------------------------------------------------------------------------------------------------------------


See accompanying independent registered public accounting firm report.

                       HORACE MANN LIFE INSURANCE COMPANY
     SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES - SCHEDULE C
                                DECEMBER 31, 2004
                                 (In thousands)

1.)   Total admitted assets excluding separate account: $2,908,467

2.)   10 Largest exposures to a single issuer/borrower/investment:

            ISSUER                     INVESTMENT CATEGORY                 AMOUNT      PERCENTAGE
-------------------------------------------------------------------------------------------------
      HSBC                       Indust., Misc.-Issuer Oblig.           $     22,873      0.8%
      J P Morgan                 Indust., Misc.-Issuer Oblig.                 21,993      0.8
      General Electric           Indust., Misc.-Issuer Oblig.                 18,901      0.6
      SLM Corp                   Indust., Misc.-Issuer Oblig.                 17,545      0.6
      Bank of America Corp       Indust., Misc.-Issuer Oblig.                 17,185      0.6
      Citigroup                  Indust., Misc.-Issuer Oblig.                 17,163      0.6
      Verizon                    Indust., Misc.-Issuer Oblig.                 15,857      0.5
      Bellsouth                  Indust., Misc.-Issuer Oblig.                 14,959      0.5
      Mellon Financial           Indust., Misc.-Issuer Oblig.                 14,861      0.5
      Alcoa                      Indust., Misc.-Issuer Oblig.                 14,668      0.5

3.)   Total admitted assets held in bonds and preferred stocks by NAIC rating:

        BONDS            AMOUNT           PERCENTAGE        STOCKS         AMOUNT      PERCENTAGE
-------------------------------------------------------------------------------------------------
      NAIC-1         $     1,931,000        66.4%           P/RP-1      $          -      0.0%
      NAIC-2                 645,945        22.2            P/RP-2                 -      0.0
      NAIC-3                  30,699         1.1            P/RP-3                 -      0.0
      NAIC-4                  86,952         3.0            P/RP-4               150      0.0
      NAIC-5                   3,580         0.1            P/RP-5                 -      0.0
      NAIC-6                   1,217         0.0            P/RP-6                 -      0.0

4.)   Assets held in foreign investments:


       Total admitted assets held in foreign investments (excluding Canadian):     $    148,382          5.1%
       Foreign-currency denominated investments:                                   $          0          0.0
       Insurance liabilities denominated in that same foreign currency:            $          0          0.0


5.) Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                            AMOUNT       PERCENTAGE
------------------------------------------------------------------------------------
       Countries rated by NAIC-1                         $     84,890       2.9%
       Countries rated by NAIC-2                               60,334       2.1
       Countries rated by NAIC-3 or below                       3,158       0.1


See accompanying independent registered public accounting firm report.

6.) Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                            AMOUNT       PERCENTAGE
------------------------------------------------------------------------------------
       Countries rated by NAIC-1
           Country:  United Kingdom                      $     31,857       1.1%
           Country:  Netherlands                               16,830       0.6
       Countries rated by NAIC-2
           Country:  Luxembourg                                15,939       0.5
           Country:  Netherlands                               10,764       0.4
       Countries rated by NAIC-3 or below
           Country:  Bahamas                                    2,658       0.1
           Country:  South Korea                                  500       0.0

7.)   There was no aggregate unhedged foreign currency exposure.

8.)   There was no aggregate unhedged foreign currency exposure.

9.)   There was no aggregate unhedged foreign currency exposure.

10.)  10 largest non-sovereign foreign issues:

                 ISSUER                   NAIC RATING       AMOUNT       PERCENTAGE
------------------------------------------------------------------------------------
      National Australia Bank               1            $     14,502       0.5%
      Nationwide Building Society           1                  11,982       0.4
      Deutsche Telecom                      2                  10,764       0.4
      British Telecom PLC                   1                  10,429       0.4
      Telecom Italia Capital                2                   9,971       0.3
      Astrazeneca                           1                   9,095       0.3
      Pearson Dollar Fin PLC                2                   7,984       0.3
      International Nederland Bank          1                   7,675       0.3
      Norsk Hydro                           1                   6,339       0.2
      Tyco Intl Group                       2                   5,968       0.2

11.) There were no admitted assets held in Canadian investments and unhedged Canadian currency exposure that exceeded 2.5% of the reporting entity's total admitted assets.

12.) There were no admitted assets held in investments with contractual sales restrictions.

13.) There were no admitted assets held in equity interests that exceeded 2.5% of the reporting entity's total admitted assets.

14.) There were no admitted assets held in nonaffiliated, privately placed equities that exceeded 2.5% of the reporting entity's total admitted assets.


See accompanying independent registered public accounting firm report.

15.)  There were no admitted assets held in general partnership interests.

16.) There were no admitted assets held in mortgage loans reported in the Annual Statement in Schedule B that exceeded 2.5% of the Company's total admitted assets.

18.)  There were no admitted assets held in real estate.

19.)  Total admitted assets subject to the following types of agreements:

                                       AT YEAR END                 AT END OF EACH QUARTER
          ADMITTED TYPE             AMOUNT   PERCENTAGE     1ST QTR       2ND QTR      3RD QTR
--------------------------------------------------------------------------------------------------
       Securities lending           $    -      0.0%      $   385,802   $   343,866   $    444,736
       Repurchase                        -      0.0                 -             -              -
       Reverse repurchase                -      0.0                 -             -              -
       Dollar repurchase                 -      0.0                 -             -              -
       Dollar reverse repurchase         -      0.0                 -             -              -

20.) There were no admitted assets for warrants not attached to other financial instruments, options, caps, and floors.

21.) There were no admitted assets of potential exposure for collars, swaps and forwards.

22.)  There were no admitted assets of potential exposure for future contracts.


See accompanying independent registered public accounting firm report.

                       HORACE MANN LIFE INSURANCE COMPANY
 SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES - SCHEDULE I
                                DECEMBER 31, 2004
                             (AMOUNTS IN THOUSANDS)

                                                                                         AMOUNT
                                                                                        SHOWN IN
                                                                                        BALANCE
TYPE OF INVESTMENTS                                 COST(1)         FAIR VALUE           SHEET
---------------------------------------------------------------------------------------------------
Debt securities:
   Bonds:
      U.S. Government and government
         agencies and  authorities              $       812,976   $       822,428   $       812,976
      State, municipalities and
         political subdivisions                          52,479            53,965            52,479
      Foreign government bonds                           30,660            34,354            30,660
      Public utilities                                  171,550           180,929           171,550
      Other corporate bonds                           1,616,085         1,717,548         1,616,085
                                                ---------------   ---------------   ---------------

         Total debt securities                  $     2,683,750   $     2,809,224   $     2,683,750
                                                ---------------   ===============   ---------------

Equity securities:

   Preferred stocks:
      Industrial and miscellaneous                          150               170               150
                                                ---------------   ---------------   ---------------

         Total equity securities                $           150   $           170   $           150
                                                ---------------   ===============   ---------------

Mortgage loans on real estate                            18,195               XXX            18,195
Real estate                                                   -               XXX                 -
Policy loans                                             79,141               XXX            79,141
Short-term investments                                   15,643               XXX            15,643
Other investments                                             -               XXX                 -
                                                ---------------                     ---------------

         Total investments                      $     2,796,879               XXX   $     2,796,879
                                                ===============                     ===============

(1) Debt securities are carried at amortized cost or investment values prescribed by the National Association of Insurance Commissioners.
(2)   Real estate acquired in satisfaction of indebtedness is $0.
(3) Differences between cost and amounts shown in the balance sheet for investments, other than equity securities, represent non-admitted investments.


See accompanying independent registered public accounting firm report.

                       HORACE MANN LIFE INSURANCE COMPANY
             SUPPLEMENTARY INSURANCE INFORMATION - SCHEDULE III & VI
              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                             (AMOUNTS IN THOUSANDS)

                                                     AS OF DECEMBER 31,
                               ----------------------------------------------------------
                                FUTURE POLICY                             PREMIUM REVENUE
                   DEFERRED      BENEFITS                   OTHER POLICY   AND ANNUITY,
                    POLICY     LOSSES, CLAIMS                CLAIMS AND    PENSION AND
                  ACQUISITION     AND LOSS      UNEARNED      BENEFITS     OTHER CONTRACT
SEGMENT             COST(1)      EXPENSES(3)   PREMIUMS(3)    PAYABLE     CONSIDERATIONS
2004:
   Life                        $      821,217               $      3,605  $        53,681
   Annuity                          1,553,591                          -          326,976
   Supplementary
     Contracts                        105,908                    135,678            9,854
   Accident and
     Health                            10,520                         15            4,301
                  -----------  --------------  -----------  ------------  ---------------

   Total                       $    2,491,236               $    139,298  $       394,812
                  ===========  ==============  ===========  ============  ===============

2003:
   Life                        $      779,616               $      3,703  $       (42,591)
   Annuity                          1,400,911                          -          296,615
   Supplementary
     Contracts                        100,614                    122,222            6,509
   Accident and
     Health                            11,557                         18            5,164
                  -----------  --------------  -----------  ------------  ---------------

   Total                       $    2,292,698               $    125,943  $       265,697
                  ===========  ==============  ===========  ============  ===============

2002:
   Life                        $      741,058               $      3,657  $       106,395
   Annuity                          1,269,360                         37          261,509
   Supplementary
     Contracts                         99,499                    117,246            4,778
   Accident and
     Health                            12,742                         31            6,280
                  -----------  --------------  -----------  ------------  ---------------

   Total                       $    2,122,659               $    120,971  $       378,962
                  ===========  ==============  ===========  ============  ===============

                                          FOR THE YEARS ENDED DECEMBER 31,
                  ----------------------------------------------------------------------
                                                 AMORTIZATION
                                   BENEFITS,      OF DEFERRED
                      NET       CLAIMS, LOSSES      POLICY         OTHER
                   INVESTMENT    AND SETTLEMENT   ACQUISITION    OPERATING     PREMIUMS
SEGMENT              INCOME        EXPENSES         COSTS(1)      EXPENSES    WRITTEN(2)
2004:
   Life           $     47,612  $        73,763                 $    44,523
   Annuity              93,883          384,194                      46,035
   Supplementary
     Contracts          15,501           22,562                       2,022
   Accident and
     Health              1,179            2,134                       3,096
                  ------------  ---------------  ------------   -----------  -----------

   Total          $    158,175  $       482,653                 $    95,676
                  ============  ===============  ============   ===========  ===========

2003:
   Life           $     47,655  $        80,417                 $    46,169
   Annuity              88,735          342,380                      42,106
   Supplementary
     Contracts          15,640           18,646                       1,640
   Accident and
     Health              1,361            1,953                       3,413
                  ------------  ---------------  ------------   -----------  -----------

   Total          $    153,391  $       443,396                 $    93,328
                  ============  ===============  ============   ===========  ===========

2002:
   Life           $     51,556  $        43,673                 $    49,419
   Annuity              91,930          316,127                      39,852
   Supplementary
     Contracts          16,228           17,160                       1,718
   Accident and
     Health              1,696            2,463                       3,647
                  ------------  ---------------  ------------   -----------  -----------

   Total          $    161,410  $       379,423                 $    94,636
                  ============  ===============  ============   ===========  ===========

(1) Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.
(2)   Does not apply to life insurance.
(3) Unearned premiums and other deposit funds are included in future policy benefits, losses, claims and loss expenses.


See accompanying independent registered public accounting firm report.

                       HORACE MANN LIFE INSURANCE COMPANY
                            REINSURANCE - SCHEDULE IV
              FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                             (AMOUNTS IN THOUSANDS)

                                                                                                                    PERCENTAGE
                                                               CEDED TO          ASSUMED                            OF AMOUNT
                                              GROSS             OTHER           FROM OTHER           NET             ASSUMED
                                             AMOUNT           COMPANIES          ASSUMED           AMOUNT             TO NET
                                         ----------------------------------------------------------------------------------------
2004: Life insurance in force            $    13,308,820   $     5,441,086   $             -   $     7,867,734                0.0%
                                         ===============   ===============   ===============   ===============    ===============
      Premiums and annuity,
      pension and other
      contract considerations:
      Life insurance                     $       107,503   $        53,822   $             -   $        53,681                0.0%
      Annuity                                    326,976                 -                 -           326,976                0.0%
      Supplementary contracts                      9,854                 -                 -             9,854
      Accident and health                          6,986             2,685                 -             4,301                0.0%
                                         ---------------   ---------------   ---------------   ---------------    ---------------

      Total premiums                     $       451,319   $        56,507   $             -   $       394,812                0.0%
                                         ===============   ===============   ===============   ===============    ===============

2003: Life insurance in force            $    13,263,273   $     5,592,969   $             -   $     7,670,304                0.0%
                                         ===============   ===============   ===============   ===============    ===============
      Premiums and annuity,
      pension and other
      contract considerations:
      Life insurance                     $       111,223   $       153,814   $             -   $       (42,591)               0.0%
      Annuity                                    296,615                 -                 -           296,615                0.0%
      Supplementary contracts                      6,509                 -                 -             6,509
      Accident and health                          8,030             2,866                 -             5,164                0.0%
                                         ---------------   ---------------   ---------------   ---------------    ---------------

      Total premiums                     $       422,377   $       156,680   $             -   $       265,697                0.0%
                                         ===============   ===============   ===============   ===============    ===============

2002: Life insurance in force            $    13,196,369   $     4,789,686   $             -   $     8,406,683                0.0%
                                         ===============   ===============   ===============   ===============    ===============
      Premiums and annuity,
      pension and other
      contract considerations:
      Life insurance                     $       110,645   $         4,250   $             -   $       106,395                0.0%
      Annuity                                    261,509                 -                 -           261,509                0.0%
      Supplementary contracts                      4,778                 -                 -             4,778
      Accident and health                          9,059             2,779                 -             6,280                0.0%
                                         ---------------   ---------------   ---------------   ---------------    ---------------

      Total premiums                     $       385,991   $         7,029   $             -   $       378,962                0.0%
                                         ===============   ===============   ===============   ===============    ===============


See accompanying independent registered public accounting firm report.

PART C

                                OTHER INFORMATION

              HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

Item 24.  Financial Statements and Exhibits
-------------------------------------------

(a)  Financial Statements
-------------------------

Part A

Condensed financial information of the Registrant

Part B

The following financial statements will be filed by amendment.

   -Annual Report for the Registrant:
   -Independent Auditors Report
   -Statements of Net Assets - December 31, 2004
   -Statements of Operations - For the Year Ended December 31, 2004 -Statements of Changes in Net Assets For the Year Ended December 31, 2004 -Statements of Changes in Net Assets For the Year Ended December 31, 2003 -Notes to Financial Statements - December 31, 2004

    Financial statements for Horace Mann Life Insurance Company
   -Independent Auditors Report
   -Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus

   -As of December 31, 2004 and 2003
   -Statutory Statements of Operations - For the Years Ended December 31,
    2004,2003 and 2002
   -Statutory Statements of Capital and Surplus - For the Years Ended December
    31, 2004, 2003 and 2002
   -Statutory Statements of Cash Flow - For the Years Ended December 31, 2004,
    2003 and 2002
   -Notes to Statutory Financial Statements - December 31, 2004, 2003 and 2002

(b)  Exhibits
-------------

(1)  Resolution of Board of Directors .........Incorporated by reference to Post
                                               Effective Amendment 63*
(2)  Agreements for custody ...................Not Applicable
(3)  Underwriting Agreement ...................Incorporated by reference to Post
                                               Effective Amendment 63*
(4)  Form of Variable Annuity Contract
     (a) ......................................Incorporated by reference to Post
                                               Effective Amendment 76*
     (b) ......................................Filed herewith
(5)  Form of application ......................Incorporated by reference to Post
                                               Effective Amendment 76*

(6)  Certificate of incorporation and bylaws ..Incorporated by reference to
                                               Initial Registration Statement
(7)  Contract of Reinsurance ..................Not Applicable
(8)  Other Contracts ..........................Not Applicable

(9)  Opinion and Consent of Counsel ...........Filed herewith
(10) Independent Registered Public
     Accounting Firm Consent ..................Filed herewith
(11) Financial Statement Schedules for Horace
     Mann Life Insurance Company and the
     Independent Registered Public Accounting
     Firm's Report thereon.....................Filed herewith
(12) Agreement regarding initial capital ......Incorporated by reference to
                                               Initial Registration Statement*


*SEC File Nos. 2-24256 and 811-1343
Item 25.  Directors and Officers of the Depositor
-------------------------------------------------

  The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name                          Position & Office with Depositor
------                        --------------------------------

Peter H. Heckman              Director and Executive Vice President, Chief
                              Financial Officer

Ann M. Caparros               Director, Vice President, General Counsel,
                              Corporate Secretary & Chief Compliance Officer

Louis G. Lower II             Director, Chairman, President & Chief Executive
                              Officer

Paul D. Andrews               Director and Senior Vice President

Angela S. Christian           Vice President & Treasurer

Item 26.  Persons Controlled by or Under Common Control with the Depositor or
-----------------------------------------------------------------------------
          Registrant
          ----------

                                      |  Allegiance Life Insurance Company -------------------| Horace Mann Life Insurance Company
                                      |  IL FEIN # 95-1858796 NAIC # 62790                    | IL FEIN # 37-0726637 NAIC # 64513
                                      |
                                      |  Educators Life Insurance Company of America
                                      |  AZ FEIN # 86-0204233 NAIC # 75892
                                      |
                                      |  Horace Mann Service Corporation
                                      |  IL FEIN # 37-0972590
                                      |
                                      |  Well-Care Inc.
                                      |  IL FEIN # 37-0984609
                                      |
Horace Mann Educators Corporation ----|  Horace Mann Investors, Inc.
DE FEIN # 37-0911756                  |  MD FEIN # 37-0792966
                                      |
                                      |  Horace Mann Lloyds Management Corp.------------------| Horace Mann Lloyds
                                      |  TX FEIN # 37-1386476                                 | TX FEIN # 37-1386478 NAIC # 10996
                                      |
                                      |  Horace Mann Insurance Company------------------------| Horace Mann General Agency
                                      |  IL FEIN # 59-1027412 NAIC # 22578                    | TX FEIN # 76-0616793
                                      |
                                      |  Teachers Insurance Company
                                      |  IL FEIN # 23-1742051 NAIC # 22683
                                      |
                                      |  Horace Mann Property & Casualty Insurance Company
                                      |  CA FEIN # 95-2413390 NAIC # 22756

  The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company (an Illinois Corporation) is a wholly owned subsidiary of Allegiance Life Insurance Company (an Illinois Corporation). Allegiance Life Insurance Company and Horace Mann Investors, Inc. (a Maryland Corporation), principal underwriter of the Registrant, are wholly-owned subsidiaries of Horace Mann Educators Corporation (a Delaware Corporation), a publicly held corporation.

Item 27.  Number of Contract Owners
-----------------------------------


  As of March 25, 2005, the number of Contract Owners of Horace Mann Life Insurance Company Separate Account was 130,139, of which 124,143 were qualified contract owners and 5,996 were non-qualified Contract Owners.


Item 28.  Indemnification
-------------------------

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  According to Section 21 of the Distribution Agreement, Horace Mann Life Insurance Company agrees to indemnify Horace Mann Investors, Inc. for any liability Horace Mann Investors, Inc. may incur to a Contract Owner or party-in-interest under a Contract (i) arising out of any act or omission in the course of, or in the connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Contract; provided however the Horace Mann Life Insurance Company will not indemnify Horace Mann Investors, Inc. for any such liability that results from the willful misfeasance, bad faith or gross negligence of Horace Mann Investors, Inc., or from the reckless disregard, by Horace Mann Investors, Inc., of its duties and obligations arising under the Distribution Agreement.

Item 29.  Principal Underwriters
--------------------------------

(a) Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account B and Horace Mann Life Insurance Company Allegiance Separate Account A.

(b) The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name                               Position with Underwriter
----                               -------------------------

Christopher M. Fehr                President

Peter H. Heckman                   Director

Ann M. Caparros                    Secretary

Ryan O. Hill                       Broker/Dealer Compliance Officer & Anti-Money
                                   Laundering Officer

Diane M. Barnett                   Tax Compliance Officer

Angela S. Christian                Treasurer

(c) The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant during the fiscal year ended December 31, 2004:

---------------   -------------   ---------------   ----------   ------------
                      Net
   Name of        Underwriting
  Principal       Discounts and   Compensation on    Brokerage
 Underwriter       Commission      Redemption       Commission   Compensation
---------------   -------------   ---------------   ----------   ------------
Horace Mann        $5,738,930         N/A             N/A             N/A
Investors, Inc.

---------------   -------------   ---------------   ----------   ------------

Item 30.  Location of Accounts and Records
------------------------------------------

  Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records associated with its duties as underwriter required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder that are not maintained by Horace Mann Investors, Inc.

Item 31.  Management Services
-----------------------------

  Not applicable.

Item 32.  Undertakings
----------------------

  (a) Horace Mann Life Insurance Company and the Registrant are relying on a no-action letter from the Securities and Exchange Commission that was issued to the American Council of Life Insurance and made publicly available on November 28, 1988. That letter outlines conditions that must be met if a company offering registered annuity contracts imposes the limitations on surrenders and withdrawals on section 403(b) contracts as required by the Internal Revenue Code. Horace Mann Life Insurance Company and the Registrant are in compliance with the conditions of that no-action letter.

  (b) Horace Mann Life Insurance Company represents that the fees and charges deducted under the Variable Annuity Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

  (c) The Registrant undertakes to file a post-effective amendment to its registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

  (d) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the propectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

  (e) An undertaking to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                                   SIGNATURES

  As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Springfield and State of Illinois, on this 2nd day of May, 2005.

               BY: HORACE MANN INSURANCE COMPANY SEPARATE ACCOUNT
                   ----------------------------------------------
                                  (Registrant)

                    By: Horace Mann Life Insurance Company
                        ----------------------------------
                                   (Depositor)

Attest: /s/ ANN M. CAPARROS                 By: /s/ LOUIS G. LOWER II
        -------------------                     ---------------------
        Ann M. Caparros                         Louis G. Lower II, President and
        Corporate Secretary                     Chief Executive Officer
        of the Depositor                        of the Depositor

  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                              TITLE                         DATE
---------                              -----                         ----

/s/ LOUIS G. LOWER II         Director, Chairman, President    May 2, 2005
---------------------         and Chief Executive Officer
Louis G. Lower II

/s/ PETER H. HECKMAN          Director, Executive Vice         May 2, 2005
---------------------         President and Chief
Peter H. Heckman              Financial Officer

/s/ ANN M. CAPARROS           Director, Vice President,        May 2, 2005
---------------------         General Counsel,
Ann M. Caparros               Corporate Secretary and
                              Chief Compliance Officer

/s/ PAUL D. ANDREWS           Director and Senior Vice         May 2, 2005
---------------------         President
Paul D. Andrews

                                INDEX TO EXHIBITS
                                -----------------

Exhibit
Number                               Title
------                               -----

(1)   Resolution of Board of Directors ..........Incorporated by reference to
                                                 Post Effective Amendment 63*
(2)   Agreements for custody ....................Not Applicable
(3)   Underwriting Agreement ....................Incorporated by reference to
                                                 Post Effective Amendment 63*
(4)   Form of Variable Annuity Contract
      (a) .......................................Incorporated by reference to
                                                 Post Effective Amendment 76*
      (b) .......................................Filed herewith
(5)   Form of application .......................Incorporated by reference to Post Effective Amendment 76*

(6)   Certificate of incorporation and bylaws ...Incorporated by reference to
                                                 Initial Registration
                                                 Statement
(7)   Contract of Reinsurance ...................Not Applicable
(8)   Other Contracts ...........................Not Applicable

(9)   Opinion and Consent of Counsel ............Filed herewith
(10)  Independent Registered Public
      Accounting Firm Consent ...................Filed herewith
(11)  Financial Statement Schedules for Horace
      Mann Life Insurance Company and the
      Independent Registered Public Accounting
      Firm's Report thereon......................Filed herewith
(12)  Agreement regarding initial capital ...... Incorporated by reference to
                                                 Initial Registration
                                                 Statement*

*SEC File Nos. 2-24256 and 811-1343